As filed with the Securities and Exchange Commission on December 19, 2024

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 320	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 321

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
☒	on March 1, 2025 pursuant to paragraph (b)

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of Transamerica Funds relates only to Transamerica Emerging Markets Equity (formerly, Transamerica Emerging Markets Opportunities), Transamerica International Focus, Transamerica Small Cap Value, Transamerica Sustainable Equity Income and Transamerica Unconstrained Bond. The prospectuses and statements of additional information for the other series and classes of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

Transamerica Funds
[March 1, 2025]

Fund | Ticker	Class A	Class C	Class I	Class R6	Class R3
Transamerica Emerging Markets Equity (formerly, Transamerica Emerging Markets Opportunities)	TEOAX*	TEOCX*	TEOIX	TEOOX	TEOQX*
Transamerica International Focus	TGRHX	TGRJX*	TGRGX	TGRFX	–
Transamerica Small Cap Value	TSLAX	TSLCX	TSLIX	TSLRX	–
Transamerica Strategic Income (formerly, Transamerica Unconstrained Bond)	TUNAX	–	TUNIX	–	–
Transamerica Sustainable Equity Income	TDFAX	TDFCX	TDFIX	TADFX	–

Each of the funds listed above is a series of Transamerica Funds. Each fund with “–” listed above indicates that share class is not a share class of the fund.
* This class of the fund is not currently offered.

Neither the U.S. Securities and Exchange Commission nor U.S. Commodity Futures Trading Commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.
The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
MPCA0325

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 71 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares” on page 46.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	I	R3	R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None	None
1 Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.
2 Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	I	R3	R6
Management fees[1]	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.25%	1.00%	None	0.25%	None
Other expenses	[ ]%[2]	[ ]%[2]	[ ]%	[ ]%[2]	[ ]%
Acquired fund fees and expenses	0.00%	0.00%	0.00%	[ ]%	0.00%
Total annual fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Class:	A	C	I	R3	R6
Fee waiver and/or expense reimbursement[3]	[ ]%	[ ]%	[ ]%	0.00%	[ ]%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
1
Management fees have been restated to reflect a reduction in management fees effective August 30, 2024.
2
Other expenses are based on estimates for the current fiscal year.
3
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.55% for Class A shares, 2.30% for Class C shares, 0.98% for Class I shares, 1.70% for Class R3 shares and 0.95% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R3	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

If the shares are not redeemed:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R3	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [__]% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”)) of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”) considers emerging markets countries to be those countries (1) included in the MSCI Emerging Markets Index, the fund’s benchmark, or the MSCI Frontier Markets Index or (2) other countries with similar emerging or frontier market characteristics, as determined by the sub-adviser (for example, relatively low gross national product per capita compared to the world’s major economies). The fund will normally invest primarily in emerging market companies that the sub-adviser believes have above-average potential for capital appreciation based on its fundamental research and analysis.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The sub-adviser strives to identify companies whose shares are underpriced relative to their intrinsic value. The fund is managed with reference to the MSCI Emerging Markets Index as to country allocation, which may change over time, but the fund is not benchmark constrained. The sub-adviser intends, under normal circumstances, to have approximately 40-80 equity securities in the fund’s portfolio.
Pursuant to a value investing philosophy, the sub-adviser seeks to invest in securities that the sub-adviser believes provide a discount or “margin of safety” between a security’s price and what the sub-adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). To first narrow the fund’s investment universe, the sub-adviser uses quantitative screening tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the sub-adviser combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the sub-adviser seeks to invest in companies identified as having attractive risk-reward profiles. The sub-adviser considers these to be companies that it identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The sub-adviser also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
The sub-adviser may invest in securities that are convertible into securities of foreign issuers. The sub-adviser will generally invest in small, medium and large capitalization companies.
The sub-adviser may invest in unaffiliated investment companies, including exchange-traded funds (“ETFs”), and may also invest a portion of its assets in real estate investment trusts (“REITs”).
The fund may invest a significant portion of its assets in investments located in or operating in one country or a small number of countries. The fund’s benchmark index currently includes substantial exposure to China, including China A-shares.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium Capitalization Companies – The  fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
China A–Shares – The fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the fund’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the fund.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance information for Class A, Class C and Class R3 shares will be included after the share classes have been in operation for one complete calendar year. The returns for Class A, Class C and Class R3 shares would differ from those of Class I and Class R6 shares because they have different expenses.
Absent any applicable fee waivers and/or expense limitations, performance would have been lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to August 30, 2024, the fund had a different name, a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class I

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	Since Inception	Inception Date
Class I				12/19/2019
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Class R6 (Return before taxes only)	[ ]%	[ ]%	[ ]%	5/28/2021
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	12/19/2019
The total return information for Class I shares of the fund reflects the impact of certain payments by Transamerica to the class in 2022.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
[Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for the period shown because it reflects the tax benefit of capital losses realized on the sale of fund shares.]

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Thompson, Siegel & Walmsley LLC Portfolio Manager:
Elliott W. Jones, CFA	Portfolio Manager	since August 2024
Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamerica.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, by overnight mail to Transamerica Fund Services, Inc., 801 Pennsylvania Avenue, Suite 219945, Kansas City, MO 64105-1307 or through a financial intermediary.
Class R3 shares are intended for purchase by participants in certain retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible plans) and IRAs, and under the following conditions: Class R3 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds. Class R3 shares are available when rolling assets into a Transamerica IRA, under certain conditions.
Class R6 shares are intended for purchase by certain Transamerica-sponsored asset allocation funds, as well as participants in certain eligible accounts such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans,
IRAs and participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). For applicable plans, Class R6 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
The minimum initial purchase for Class A and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. The minimum investment for Class I shares is $1,000,000. There is no minimum investment for eligible plans investing in Class R3 or Class R6 shares.
The fund does not currently offer Class A, Class C and Class R3 shares.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Transamerica International Focus

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 71 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares” on page 46.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	I	R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None
1 Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.
2 Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	I	R6
Management fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]%	[ ]%[2]	[ ]%	[ ]%
Total annual fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%
Fee waiver and/or expense reimbursement[3]	[ ]%	[ ]%	[ ]%[4]	[ ]%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[ ]%	[ ]%	[ ]%	[ ]%
1
Management fees have been restated to reflect a reduction in management fees effective October 25, 2024.
2
Other expenses are based on estimates for the current fiscal year.
3
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.97% for Class I shares and 0.87% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
4
TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
If the shares are not redeemed:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [__]% of the average value of its portfolio.
Principal Investment Strategies: The fund’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the

Transamerica International Focus

equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, REITS, and warrants. In selecting investments for the fund, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub-adviser will normally invest the fund’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the fund’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser.
The sub-adviser normally allocates the fund’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the fund’s assets in issuers of a small number of industries or sectors. The fund typically invests in a relatively small number of companies, and the fund may invest a significant percentage of its assets in securities of a single company.
The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the fund’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria:
1.
Sustainable above-average earnings growth;
2.
Leadership position in a promising business space;
3.
Significant competitive advantages;
4.
Clear mission and value-added focus;
5.
Financial strength; and
6.
Rational valuation relative to the market and business prospects.
Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The fund’s investments will typically be held for an average term of three to five years, although the fund may hold any investment for any length of time.
The fund may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.  The sub-adviser does not evaluate ESG practices with respect to certain fund investments, such as cash and cash equivalents or securities received as part of corporate actions.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.

Transamerica International Focus

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
China A–Shares – The fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could

Transamerica International Focus

no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the fund’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.
In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the fund.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to

Transamerica International Focus

the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the fund’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the fund’s security selection process may impact the sub-adviser’s investment decisions and may affect the fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the fund will lose any amount it paid for the warrant or right.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges.
Performance information for Class C shares will be included after the share class has been in operation for one complete calendar year. The returns for Class C shares would differ from those of Class A, Class I, and Class R6 shares because they have different expenses.
Absent any applicable fee waivers, reimbursements and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.

Transamerica International Focus

Prior to October 25, 2024, the fund had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	Since Inception	Inception Date
Class A				3/1/2018
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Class I (Return before taxes only)	[ ]%	[ ]%	[ ]%	3/1/2018
Class R6 (Return before taxes only)	[ ]%	[ ]%	[ ]%	3/1/2018
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	3/1/2018
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Sands Capital Management, LLC Portfolio Managers:
Danielle J. Menichella, CFA	Portfolio Manager	since October 2024
Michael F. Raab, CFA	Portfolio Manager	since October 2024
Sunil H. Thakor, CFA	Portfolio Manager	since October 2024
Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamerica.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, by overnight mail to Transamerica Fund Services, Inc., 801 Pennsylvania Avenue, Suite 219945, Kansas City, MO 64105-1307 or through a financial intermediary.
Class R6 shares are intended for purchase by certain Transamerica-sponsored asset allocation funds, as well as participants in certain eligible accounts such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs and participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). For applicable plans, Class R6 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
The minimum initial purchase for Class A and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plans is $500; the minimum subsequent investment is $50 per monthly fund account investment. The minimum investment for Class I shares is $1,000,000. There is no minimum investment for eligible plans investing in Class R6 shares.
The fund does not currently offer Class C shares.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica International Focus

Transamerica Small Cap Value

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 71 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares” on page 46.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	I	R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None
1 Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.
2 Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	I	R6
Management fees	0.79%	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total annual fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
If the shares are not redeemed:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [ ]% of the average value of its portfolio.
Principal Investment Strategies: The fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell® 2000 Index1 at the time of initial purchase. As of December 31, 2024, the market capitalization range of the Russell 2000® Index was between $[ ] million and $[ ] billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub-adviser generally will invest in common stocks of companies with small capitalizations that it views as attractively valued and possess relatively low price/cash flow ratios, low price/earnings ratios, low price/sales ratios, and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management.
Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. The fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and foreign securities trading on

Transamerica Small Cap Value

U.S. markets. The fund may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.

Transamerica Small Cap Value

Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the

Transamerica Small Cap Value

underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to November 1, 2018, the fund had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.
From November 1, 2018 to August 29, 2024, the fund had a different sub-adviser and used different investment strategies. The performance set forth for this period is attributable to a previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	Since Inception	Inception Date
Class A				4/21/2017
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Class C (Return before taxes only)	[ ]%	[ ]%	[ ]%	4/21/2017
Class I (Return before taxes only)	[ ]%	[ ]%	[ ]%	4/21/2017
Class R6 (Return before taxes only)	[ ]%	[ ]%	[ ]%	4/21/2017
Russell 3000® Index1,[2] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	4/21/2017
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	4/21/2017
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
Class A, Class C and Class I shares commenced operations on April 30, 2012. Class R6 shares commenced operations on July 25, 2016. Performance information is shown for the periods from the date of the reorganization of certain funds into the fund (April 21, 2017). The applicable predecessor fund, whose accounting and performance history were adopted in the reorganizations, did not offer Class A, Class C, Class I and Class R6 shares.
The total return information for Class C shares of the fund reflects the impact of certain payments by Transamerica to the class in 2022.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Systematic Financial Management, L.P. Portfolio Managers:
Kenneth W. Burgess, CFA	Portfolio Manager	since August 2024
W. Ryan Wick, CFA	Portfolio Manager	since August 2024
Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamerica.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, by overnight mail to Transamerica Fund Services, Inc., 801 Pennsylvania Avenue, Suite 219945, Kansas City, MO 64105-1307 or through a financial intermediary.

Transamerica Small Cap Value

Class R6 shares are intended for purchase by certain Transamerica-sponsored asset allocation funds, as well as participants in certain eligible accounts such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs and participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). For applicable plans, Class R6 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
The minimum initial purchase for Class A and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. The minimum investment for Class I shares is $1,000,000. There is no minimum investment for eligible plans investing in Class R6 shares.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Small Cap Value

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

Investment Objective: Seeks to provide a high level of current income with long-term capital appreciation as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 71 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares” on page 46.

Shareholder Fees (fees paid directly from your investment)
Class:	A	I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[1]	None
1 Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	I
Management fees[1]	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	None
Other expenses	[ ]%[2]	[ ]%
Acquired fund fees and expenses[3]	[ ]%	[ ]%
Total annual fund operating expenses	[ ]%	[ ]%
Fee waiver and/or expense reimbursement[4]	[ ]%	[ ]%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[ ]%	[ ]%
1
Management fees have been restated to reflect a reduction in management fees effective [March 1, 2025].
2
Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
3
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.
4
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.97% for Class A shares and 0.73% for Class I shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
5
TAM has contractually agreed to reimburse 0.10% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
If the shares are not redeemed:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [ ]% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors.

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non-U.S. sectors.
The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub-adviser).
On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/-3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub-adviser seeking to establish a well-diversified and risk-managed sub-portfolio in each sector of directly invested securities with no more than 5% invested in any non-government issuer.
Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non-U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis.
The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.
The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non-U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non-U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the fund. Increased redemptions could cause the fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the fund.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the fund to certain operational and legal risks. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies and may increase costs related to the fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund falls, the value of your investment will go down. The fund may lose its entire investment in the fixed-income securities of an issuer.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a fund could adversely affect the marketability of such securities and a fund might be unable to dispose of such securities promptly or at reasonable

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

prices, adversely affecting a fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the fund.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Counterparty – The fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the fund has more contractual exposure to a counterparty.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

Bank Obligations – Investments in bank obligations may expose the fund to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The fund may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the fund sells securities becomes insolvent, the fund’s ability to purchase or repurchase securities may be restricted.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Hedging – The fund may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The fund’s hedging strategies may not work as intended, and the fund may be in a less favorable position than if it had not used a hedging instrument.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Leveraging – To the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The fund's investments in loans are also subject to prepayment or call risk.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Repurchase Agreements – In a repurchase agreement, the fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.
Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structured Instruments – The fund may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may be leveraged and may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund. Structured instruments may also be less liquid and more difficult to value accurately than more traditional securities and instruments.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the fund to further losses.

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The table includes deduction of applicable sales charges.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to March 1, 2025, the fund had a different name, different investment objective and used different investment strategies.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class I

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I					12/8/2014
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Class A (Return before taxes only)	[ ]%	N/A	N/A	[ ]%	10/1/2020
Bloomberg US Aggregate Bond Index[1] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%		12/8/2014
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%		12/8/2014
ICE BofAML U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%		12/8/2014
1 Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the fund’s new primary benchmark. From June 3, 2024 to March 1, 2025, the fund’s primary benchmark was the Bloomberg US Universal Bond Index, and that index is now a secondary index for the fund. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3-Month Treasury Bill Index, which is no longer a benchmark for the fund. The benchmark changes were made to more accurately reflect the principal investment strategies of the fund.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: PineBridge Investments LLC Portfolio Managers:
Peter Hu, CFA	Portfolio Manager	since December 2014
Michael J. Kelly, CFA	Portfolio Manager	since December 2014
Steven Oh, CFA	Portfolio Manager	since December 2014
Robert A. Vanden Assem, CFA	Portfolio Manager	since December 2014
Roberto Coronado	Portfolio Manager	since October 2016
Gunter H. Seeger	Portfolio Manager	since March 2019
Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamerica.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, by overnight mail to Transamerica Fund Services, Inc., 801 Pennsylvania Avenue, Suite 219945, Kansas City, MO 64105-1307 or through a financial intermediary. The minimum initial purchase for Class A and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

purchase for payroll deduction and automatic investment plan is $500; the minimum subsequent investment is $50 per monthly fund account investment. The minimum investment for Class I shares is $1,000,000.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

Transamerica Sustainable Equity Income

Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 71 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares” on page 46.

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	I	R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None
1 Class A shares of the fund purchased in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase. A deferred sales charge may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund.
2 Purchases of Class C shares of the fund may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 12 months of their purchase. A deferred sales charge may apply to certain redemptions of Class C shares of the fund purchased through an exchange from another Transamerica Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	I	R6
Management fees	0.66%	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total annual fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%
Fee waiver and/or expense reimbursement[1]	[ ]%	[ ]%	[ ]%[2]	[ ]%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[ ]%	[ ]%	[ ]%	[ ]%
1
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.07% for Class A shares, 1.90% for Class C shares, 0.88% for Class I shares and 0.78% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
2
TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
If the shares are not redeemed:
	1 year	3 years	5 years	10 years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C	$[ ]	$[ ]	$[ ]	$[ ]
Class I	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [ ]% of the average value of its portfolio.
Principal Investment Strategies: The fund’s sub-adviser, Aegon Asset Management UK plc (the “sub-adviser”), deploys an active strategy that generally invests in large and middle capitalization U.S. companies, focusing on those that pay dividends and that the sub-adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of

Transamerica Sustainable Equity Income

its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub-adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub-adviser normally seeks to invest in companies that fall within one of three groupings established by the sub-adviser. One group is “compounders” or those companies that the sub-adviser sees as consistent annual dividend growers with long-term records of growing dividend-per-share. A second group is “hoarders” or those companies that are viewed by the sub-adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de-equitizers” with capital structures that the sub-adviser believes offer the potential for mergers and acquisitions or share buy-backs.
In addition, the sub-adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub-adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub-adviser will invest at least 85% of the fund’s net assets in stocks of companies with what the sub-adviser views as having positive sustainability credentials, which are companies the sub-adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub-adviser may invest up to 15% of the fund’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub-adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub-adviser maintains an exclusion list containing companies involved in a range of activities that the sub-adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub-adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub-adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub-adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub-adviser’s Responsible Investment team, composed of employees of the sub-adviser and certain of its affiliates, forms a key part of the sub-adviser’s investment process. For companies not excluded based on the sub-adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub-adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub-adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub-adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top-quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.
•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.
•
“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub-adviser’s Responsible Investment team.
•
“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the fund’s net assets will be invested in any combination of companies classified by the sub-adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the fund. The remaining proportion of the fund (constituting a maximum of 15% of the fund’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub-adviser constructs a portfolio of individual stocks, selected on a “bottom-up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non-U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub-adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.

Transamerica Sustainable Equity Income

The fund may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub-adviser’s sustainability assessment framework.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Dividend Paying Stock – There can be no assurance that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will not decrease. The fund's emphasis on dividend paying stocks could cause the fund's share price and total return to fluctuate more than, or cause the fund to underperform, similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Sustainability Investing – Applying sustainability criteria to the sub-adviser’s investment analysis for the fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its sustainability strategy.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Transamerica Sustainable Equity Income

Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Counterparty – The fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the fund has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the fund to certain operational and legal risks. The fund may segregate cash or other

Transamerica Sustainable Equity Income

liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies and may increase costs related to the fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Leveraging – To the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Medium Capitalization Companies – The  fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability Data – Sustainability information from third-party data providers may be incomplete, inaccurate, delayed or unavailable. There are not currently universally accepted sustainability standards or standardized practices for researching, generating, or analyzing sustainability data, classifications, screens, and ratings (“Sustainability Data”). The factors and criteria considered when generating Sustainability Data and the results of such sustainability research may differ widely across third-party Sustainability Data providers. The evaluation of sustainability factors and criteria is often subjective, is often evolving and subject to ongoing refinement, and the third-party Sustainability Data providers used by the fund may not identify or evaluate every relevant sustainability factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party Sustainability Data provider may not always be successful in identifying material sustainability information about a particular company. The fund may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit the intended sustainability characteristics if different metrics or Sustainability Data providers were used to evaluate them. Because sustainability considerations are still an emerging area of investment focus, sustainability information and metrics can be difficult to obtain or not able to be obtained. The evaluation of sustainability factors and implementation of sustainability-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate Sustainability Data reported by issuers and/or third-party research providers. Sustainability Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. The successful implementation of the fund’s strategy is therefore dependent, in part, on the sustainability factors identified and considered and research methodologies employed by applicable third-party Sustainability Data providers, as well as the timely availability of accurate information. Due to the specialized resources necessary to obtain sustainability-related information underlying or related

Transamerica Sustainable Equity Income

to the Sustainability Data provided by applicable third-party sustainability research firms, the sub-adviser does not independently test or verify the data provided by such firms.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges.

Absent any applicable fee waivers, reimbursements and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to December 1, 2020, the fund was named Transamerica Dividend Focused, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A					1/4/2013
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Class C (Return before taxes only)	[ ]%	[ ]%	[ ]%		1/4/2013
Class I (Return before taxes only)	[ ]%	[ ]%	[ ]%		1/4/2013
Class R6 (Return before taxes only)	[ ]%	[ ]%	N/A	[ ]%	5/29/2015
Russell 3000® Index1,[2] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
The total return information for Class I shares of the fund reflects the impact of certain payments by Transamerica to the class in 2022.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
[Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for the period shown because it reflects the tax benefit of capital losses realized on the sale of fund shares.]

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon Asset Management UK plc Portfolio Managers:
Mark Peden, CFA	Portfolio Manager	since December 2020
Robin Black	Portfolio Manager	since December 2020
Purchase and Sale of Fund Shares: You may purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange is open for business, online or through our website at www.transamerica.com, by mail to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945, by telephone at 1-888-233-4339, by overnight mail to Transamerica Fund Services, Inc., 801 Pennsylvania Avenue, Suite 219945, Kansas City, MO 64105-1307 or through a financial intermediary.

Transamerica Sustainable Equity Income

Class R6 shares are intended for purchase by certain Transamerica-sponsored asset allocation funds, as well as participants in certain eligible accounts such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs and participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans). For applicable plans, Class R6 shares are available only when a plan’s recordkeeper or financial service firm serving as an intermediary has an agreement with Transamerica Funds, and in such eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
The minimum initial purchase for Class A and C shares is $1,000; the minimum subsequent investment is $50. The minimum initial purchase for payroll deduction and automatic investment plans is $500; the minimum subsequent investment is $50 per monthly fund account investment. The minimum investment for Class I shares is $1,000,000. There is no minimum investment for eligible plans investing in Class R6 shares.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Sustainable Equity Income

More on Each Fund’s Strategies and Investments
The following provides additional information regarding each fund’s strategies and investments described at the front of this prospectus. Except as otherwise expressly stated for a particular fund in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of each fund’s assets that may be invested in a particular type of security or investment. Each fund’s investment objective may be changed by the Board without shareholder approval.
Transamerica Emerging Markets Equity: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”)) of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”) considers emerging markets countries to be those countries (1) included in the MSCI Emerging Markets Index, the fund’s benchmark, or the MSCI Frontier Markets Index or (2) other countries with similar emerging or frontier market characteristics, as determined by the sub-adviser (for example, relatively low gross national product per capita compared to the world’s major economies). The fund will normally invest primarily in emerging market companies that the sub-adviser believes have above-average potential for capital appreciation based on its fundamental research and analysis.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The sub-adviser strives to identify companies whose shares are underpriced relative to their intrinsic value. The fund is managed with reference to the MSCI Emerging Markets Index as to country allocation, which may change over time, but the fund is not benchmark constrained. The sub-adviser intends, under normal circumstances, to have approximately 40-80 equity securities in the fund’s portfolio.
Pursuant to a value investing philosophy, the sub-adviser seeks to invest in securities that the sub-adviser believes provide a discount or “margin of safety” between a security’s price and what the sub-adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). To first narrow the fund’s investment universe, the sub-adviser uses quantitative screening tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the sub-adviser combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the sub-adviser seeks to invest in companies identified as having attractive risk-reward profiles. The sub-adviser considers these to be companies that it identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The sub-adviser also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
The sub-adviser may invest in securities that are convertible into securities of foreign issuers. The sub-adviser will generally invest in small, medium and large capitalization companies.
The sub-adviser may invest in unaffiliated investment companies, including exchange-traded funds (“ETFs”), and may also invest a portion of its assets in real estate investment trusts (“REITs”).
The fund may invest a significant portion of its assets in investments located in or operating in one country or a small number of countries. The fund’s benchmark index currently includes substantial exposure to China, including China A-Shares.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica International Focus: The fund’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, REITS, and warrants. In selecting investments for the fund, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub-adviser will normally invest the fund’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the fund’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways: (a) the

MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser.
The sub-adviser normally allocates the fund’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the fund’s assets in issuers of a small number of industries or sectors. The fund typically invests in a relatively small number of companies., and the fund may invest a significant percentage of its assets in securities of a single company.
The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the fund’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria:
1.
Sustainable above-average earnings growth;
2.
Leadership position in a promising business space;
3.
Significant competitive advantages;
4.
Clear mission and value-added focus;
5.
Financial strength; and
6.
Rational valuation relative to the market and business prospects.
Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The fund’s investments will typically be held for an average term of three to five years, although the fund may hold any investment for any length of time.
The fund may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.  The sub-adviser does not evaluate ESG practices with respect to certain fund investments, such as cash and cash equivalents or securities received as part of corporate actions.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Small Cap Value: The fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell® 2000 Index1 at the time of initial purchase. As of December 31, 2024, the market capitalization range of the Russell 2000® Index was between $[ ] million and $[ ] billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub-adviser generally will invest in common stocks of companies with small capitalizations that it views as attractively valued and possess relatively low price/cash flow ratios, low price/earnings ratios, low price/sales ratios, and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management.

Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. The fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Strategic Income: Under normal circumstances, the fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors.
The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non-U.S. sectors.
The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub-adviser).
On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/-3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub-adviser seeking to establish a well-diversified and risk-managed sub-portfolio in each sector of directly invested securities with no more than 5% invested in any non-government issuer.
Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non-U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis.
The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.
The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non-U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non-U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.

The sub-adviser employs a disciplined sell process which is research-driven, with a focus on long-term historical valuation ranges and averages.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Sustainable Equity Income: The fund’s sub-adviser, Aegon Asset Management UK plc (the “sub-adviser”), deploys an active strategy that generally invests in large and middle capitalization U.S. companies, focusing on those that pay dividends and that the sub-adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub-adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub-adviser normally seeks to invest in companies that fall within one of three groupings established by the sub-adviser. One group is “compounders” or those companies that the sub-adviser sees as consistent annual dividend growers with long-term records of growing dividend-per-share. A second group is “hoarders” or those companies that are viewed by the sub-adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de-equitizers” with capital structures that the sub-adviser believes offer the potential for mergers and acquisitions or share buy-backs.
In addition, the sub-adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub-adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub-adviser will invest at least 85% of the fund’s net assets in stocks of companies with what the sub-adviser views as having positive sustainability credentials, which are companies the sub-adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub-adviser may invest up to 15% of the fund’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub-adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub-adviser maintains an exclusion list containing companies involved in a range of activities that the sub-adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub-adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub-adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub-adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub-adviser’s Responsible Investment team, composed of employees of the sub-adviser and certain of its affiliates, forms a key part of the sub-adviser’s investment process. For companies not excluded based on the sub-adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub-adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub-adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub-adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top-quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.
•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.
•
“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub-adviser’s Responsible Investment team.

•
“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the fund’s net assets will be invested in any combination of companies classified by the sub-adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the fund. The remaining proportion of the fund (constituting a maximum of 15% of the fund’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub-adviser uses data provided by third party vendors as one of a range of inputs into its assessment of a company’s sustainability credentials. The use of such data assists in initial screening and controversy monitoring but is not used in isolation to draw any final conclusions. The sub-adviser’s sustainability analysis process is based on detailed internal sustainability analysis carried out by its Responsible Investment team and it is this internal analysis that determines the sustainability category allocated to each stock.
The sub-adviser constructs a portfolio of individual stocks, selected on a “bottom-up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non-U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub-adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.
The fund may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub-adviser’s sustainability assessment framework.
The sub-adviser will normally sell a holding when it considers the investment thesis to have materially changed, including when it no longer meets the sub-adviser’s dividend criteria or sustainability criteria. A downgrade of a company to “laggard” status would prompt the full sale of the fund’s holding in the company as soon as is practicable.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
More on Risks of Investing in the Funds
The value of your investment in a fund changes with the values of that fund’s investments. Many factors and risks can affect those values, including the risks described below. There is no guarantee that a fund will be able to achieve its investment objective. It is possible to lose money by investing in a fund.
Some of the risks of investing in the funds, including the principal risks of the funds, are discussed below. Each fund may be subject to factors and risks other than those identified in this prospectus, and these other factors and risks could adversely affect the fund’s investment results. More information about risks appears in the Statement of Additional Information (“SAI”). Before investing, you should carefully consider the risks that you will assume.
Active Trading: Certain funds may engage in active trading of their portfolios. Active trading will increase transaction costs and could detract from performance. Active trading may generate greater amounts of short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution. During periods of market volatility, active trading may be more pronounced.
Bank Obligations: Bank obligations include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type instruments issued by banks. To the extent a fund invests in bank obligations, the fund will be more susceptible to negative events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as regulatory and political conditions. Banks are highly regulated, and decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.

Cash Management and Defensive Investing: The value of investments held by a fund for cash management or defensive investing purposes can fluctuate. Like other fixed-income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If a fund holds cash uninvested, the fund will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the fund’s yield will go down. If a significant amount of a fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.
China A–Shares: Certain funds may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are securities trading and clearing linked programs between either Shanghai Stock Exchange or Shenzhen Stock Exchange, and the Stock Exchange of Hong Kong Limited, Hong Kong Securities Clearing Company Limited, and China Securities Depository and Clearing Corporation Limited, with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC” or “China”) and Hong Kong. The Programs are subject to daily quota limitations, which may restrict a fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when a fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and existing and additional regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or a fund’s investments through the Programs. There is no guarantee that applicable exchanges will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency.
If a fund was considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a fund was considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment.
A fund’s investments in securities, including China A-shares, issued by Chinese companies may cause a fund to become subject to withholding and other taxes imposed by China tax authorities. China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. Currently, the capital gain from disposal of China A-shares by foreign investors via the Programs is temporarily exempt from withholding income tax, but the dividends derived from China A-shares by foreign investors is subject to a 10% withholding income tax. There is no indication of how long the temporary exemption will remain in effect and a fund may be subject to such withholding income tax in the future.
Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of China A-shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. According to the announcement jointly issued by the Ministry of Finance and the State Administration of Taxation of the PRC, starting from August 28, 2023, the stamp duty on securities transactions are reduced by half. The sale or other transfer by a fund’s sub-adviser of China A-shares will accordingly be subject to PRC stamp duty, but a fund will not be subject to PRC stamp duty when it acquires China A-shares.
A fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of China A-shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from trading of PRC securities through the Programs. Since there is no indication how long the temporary exemption will remain in effect, a fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if a fund were liable for value added tax it would also be required to pay the applicable surtaxes.
Uncertainties in China tax rules governing taxation of income and gains from investments in China A-shares via the Programs could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by a fund.

In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Programs in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, funds investing through the Programs must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
The Programs are novel in nature and are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in China and Hong Kong. The regulations are untested so far and there is no certainty as to how they will be applied. China A-shares purchased through the Programs are held in nominee name and not a fund’s name as the beneficial owner. It is possible, therefore, that a fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a fund may not be able to participate in corporate actions affecting China A-shares held through the Programs due to time constraints or for other operational reasons.
Trades on the Programs are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a fund holds 5% or more of the total shares of a China A-share issuer through its Program investments, its profits may be subject to these limitations. It is not expressly provided in China law whether all accounts managed by TAM and/or its affiliates will be aggregated for purposes of this 5% limitation. If that is the case, it makes it more likely that a fund’s profits may be subject to these limitations.
Conflicts of Interest: Transamerica Asset Management, Inc. (“TAM”) and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this risk, “Transamerica”) are engaged in a variety of businesses and have interests other than those related to managing the funds. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the funds and their shareholders.
Certain actual and potential conflicts of interest are described below. A further discussion of conflicts of interest appears in the SAI. These discussions are not, and are not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Other conflicts may arise from time to time.
TAM and the funds have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the funds’ investment activities and adversely affect their performance.
Activities on Behalf of Other Funds and Accounts. Transamerica manages or advises other funds and products in addition to the funds, including Transamerica’s own accounts and accounts in which Transamerica or its personnel have an interest (collectively, the “Other Accounts”). In some cases, Transamerica oversees sub-advisers who provide day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to, the same as or opposite to those of the funds and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, particularly in circumstances where the availability or liquidity of such investment opportunities is limited, and could have an adverse impact on the fund’s performance. Other Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a fund or may be adverse to a company or issuer in which the fund has invested. A fund on the one hand, and Transamerica or Other Accounts, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the fund. The results of the investment activities of a fund may differ significantly from the results achieved for other funds and Other Accounts. Transamerica may give advice, and take action, with respect to any current or future funds or Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, a particular fund. Transamerica may receive more compensation with respect to certain other funds and Other Accounts than that received with respect to a fund. TAM does not receive performance-based compensation in respect of its investment management services rendered to the funds, but Transamerica may receive compensation based on the performance of certain Other Accounts. The simultaneous management of funds or Other Accounts that pay greater fees or other compensation than a fund creates a conflict of interest as Transamerica has an incentive to favor those funds or Other Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among the funds and Other Accounts. Transamerica personnel may have greater economic and other interests in certain other funds or Other Accounts promoted or managed by such personnel as compared to a particular fund. TAM has developed allocation policies and procedures that provide that TAM’s personnel making portfolio decisions for the funds and Other Accounts will make investment decisions for, and allocate investment opportunities among, such funds and Other Accounts consistent with TAM’s fiduciary obligations.

Selection of Service Providers. TAM and certain of its affiliates provide services including investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts and earn fees from these relationships. TAM and its affiliates face conflicts of interest when the funds and Other Accounts select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent on fund performance and TAM and its affiliates as service providers will still receive significant compensation from the funds and Other Accounts even if shareholders lose money. The service providers recommended by TAM may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a fund, on the one hand, may be more or less favorable than the rates paid by Transamerica or Other Accounts, on the other hand.
Sales Incentives and Relationships. Transamerica and other financial service providers have conflicts associated with their promotion of the funds or other dealings with the funds that would create incentives for them to promote the funds. Transamerica will benefit from increased amounts of assets under management. Transamerica and its personnel have relationships (both involving and not involving the funds) with distributors, consultants and others who sell or recommend the funds or other funds or products, and such parties may receive compensation from Transamerica or the funds or other accounts in connection with such relationships. Transamerica and/or the funds’ sub-advisers or their affiliates, make revenue sharing payments to brokers and other financial intermediaries to promote the distribution of the funds. Transamerica also receives revenue sharing and/or 12b-1 payments from certain of the funds’ sub-advisers or their affiliates. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.
Transamerica Insurance Companies. The performance of certain funds impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of certain variable insurance contracts. TAM’s investment decisions and the design of the applicable funds, including the strategies the funds utilize, may be influenced by these factors. Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning certain funds is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the funds’ Board of Trustees governing the sharing of such information.
Transamerica Asset Allocation Funds. TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds of funds. For certain other funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ assets to a Transamerica fund. TAM has established an investment program for certain funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in underlying Transamerica funds. TAM does not consider unaffiliated funds as underlying investment options for these funds of funds, even if unaffiliated funds have better investment performance or lower total expenses. TAM and its affiliates will receive more revenue when TAM or a sub-adviser selects a Transamerica fund rather than an unaffiliated fund for inclusion in a fund of funds and could result in the selection of affiliated funds that may perform less well or have higher total expenses than unaffiliated funds. TAM has an incentive for the funds of funds’ assets to be allocated to those underlying funds for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or to those underlying funds for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund of funds’ assets to be allocated to subscale underlying Transamerica funds to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds. TAM Compliance monitors allocation changes by the funds of funds.
Investments in Transamerica Funds. TAM manages funds and other accounts which may, individually or in the aggregate, own a substantial amount of a fund. Further, TAM and/or its affiliates may invest in a fund at or near the establishment of the fund, which may facilitate the fund achieving a specified size or scale. Seed investors may redeem their investments in a fund, and such redemptions could have a significant negative impact on the fund.
Fund Structuring and Changes. TAM may have a financial incentive to implement or not to implement certain changes to the funds. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more funds. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, the change reduces amounts required to be waived and/or reimbursed by TAM, or the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts.
Sub-Advisory Fee Discount Arrangements. The aggregation of assets of multiple funds and/or other funds or products for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds or otherwise, as applicable, give rise to actual and/or potential conflicts of interest that could disadvantage the funds and their shareholders. Sub-advisory fee discount arrangements create an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a fund.
Valuation of Investments. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds' Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the funds and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by TAM may also result in improved performance of the funds.
Other Relationships and Benefits. Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other fund service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to TAM’s and/or its affiliates’ relationships or other business dealings with such parties.
Sub-Advisers. The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a fund and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. For example, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients which gives rise to actual or potential conflicts of interest. A sub-adviser and/or its respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a fund.
Convertible Securities: Convertible securities share investment characteristics of both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of triggering events, and, as a result, are subject to an increased risk of loss. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities are normally “junior” securities, meaning that the issuers usually must first make payments on non-convertible securities before making payments on convertible securities. If the issuer of a convertible security stops making payments, these securities may become worthless.
Counterparty: A fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the fund may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.
Credit: The value of your investment in a fund could decline if the issuer of a security held by the fund or another obligor for that security (such as a party providing insurance or other credit enhancement) fails to pay, otherwise defaults, is perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be less creditworthy, becomes insolvent or files for bankruptcy. Changes in actual or perceived creditworthiness may occur quickly. The value of your investment in a fund could also decline if the credit rating of a security held by the fund is downgraded or the credit quality or value of any assets underlying the security declines. A decline may be rapid and/or significant, particularly in certain market environments. If a single entity provides credit enhancement to more than one of the fund’s investments, the adverse effects resulting from the downgrade or default will increase the adverse effects on a fund. If a fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery, to be announced and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses and may be hindered or delayed in an effort to protect the fund’s interests or to enforce its rights. The degree of credit risk of a security or financial contract depends upon, among other things, the financial condition of the issuer and the terms of the security or contract. Credit risk may be broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Credit rating may also be influenced by conflicts of interest. Securities rated in the lowest category of investment grade (Baa/BBB or Baa-/BBB-) may possess certain speculative characteristics, and a fund is subject to greater credit risk to the extent it invests in below investment grade securities (that is, securities rated below the Baa/BBB categories or unrated securities of comparable quality), or “junk” bonds. Credit risk is also greater to the extent a fund uses leverage or derivatives in connection with the management of the fund.
A fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. A fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer's non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.
Currency: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and they are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A fund may be positively or negatively affected by government strategies intended to make the U.S. dollar, or other currencies to which the fund has exposure, stronger or weaker. Currency markets generally are not as regulated as securities markets, and currency risk may be particularly high to the extent the fund invests in foreign securities or currencies that are economically tied to emerging market or frontier market countries. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective. Derivatives that provide exposure to foreign currencies are also subject to these risks.
Currency Hedging: A fund may use currency futures, forwards or options to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Hedging strategies and/or these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments. Shifting a fund's currency exposure from one currency to another may remove a fund's opportunity to profit from the original currency and involves a risk of increased losses for a fund if the sub-adviser’s projection of future exchange rates is inaccurate.
Cybersecurity and Operations: A fund, and its service providers and distribution platforms, and your ability to transact with a fund, may be negatively impacted by, among other things, human error, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, shareholder data (including private shareholder information), and/or proprietary information, or cause a fund, TAM, a sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident or operational issue may disrupt the processing of fund or shareholder transactions, impact a fund's ability to calculate its net asset value, prevent shareholders from redeeming their shares, or result in financial losses to a fund and its shareholders. Cybersecurity and operational incidents may result in financial losses to a fund and its shareholders, and substantial costs may be incurred to prevent or mitigate such incidents in the future. Cybersecurity and operational incidents may also lead to violations of applicable privacy and other laws, regulatory fines, penalties, and reputational damage. There is a chance that some cybersecurity and operational risks have not been identified, which limits the ability of a fund and its service providers to plan for or mitigate such risks. Issuers of securities in which a fund invests are also subject to cybersecurity and operational risks, and the value of those securities could decline if the issuers experience cybersecurity incidents or operational issues. In addition, other significant events (e.g., natural disasters or global health emergencies), and measures taken to respond to them and mitigate their effects, could result in disruptions to the services provided to a fund by its service providers. A fund cannot control the cybersecurity and business continuity plans of its service providers, issuers of securities in which it invests or other third parties whose operations may affect the fund and its shareholders.
Depositary Receipts: Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding those issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Derivatives: Derivatives involve special risks and costs which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds and may result in losses. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Even a small investment in derivatives can have a disproportionate impact on a fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. The other parties to derivatives transactions present the same types of credit risk as issuers of fixed-income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. A fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity except through the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects a fund to certain operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders.
The U.S. government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing and on-facility execution of certain derivatives, margin and reporting requirements. Rule 18f-4 under the 1940 Act governs the use of derivative investments by funds. Among other things, Rule 18f-4 requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program that a derivatives risk manager administers and that the fund’s Board of Trustees oversees, and to comply with an outer limit on fund leverage risk based on value at risk. Funds that use derivative instruments in a limited amount are not subject to the full requirements of Rule 18f-4, but must adopt and implement policies and procedures reasonably designed to manage the fund’s derivatives risk. Funds are subject to reporting and recordkeeping requirements regarding their derivatives use. Rule 18f-4 could have an adverse impact on a fund’s performance and ability to implement its investment strategies and may increase costs related to a fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives and may not effectively limit the risk of loss from derivatives.
A fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. A fund may be required to pay additional margin or set aside additional collateral to maintain open derivatives positions. If a fund is unable to close out its position in a derivatives contract, it might continue to maintain such assets or accounts or make such payments until the position expired or matured. These actions might impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or cause a fund to sell a portfolio security at a disadvantageous time. Also, a fund would be exposed to loss both on the derivative instruments and on the assets used to cover its obligations.
Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For derivatives that are required to be cleared by a regulated clearinghouse, a fund may be exposed to risks arising from its relationship with a brokerage firm through which it would submit derivatives trades for clearing. A fund would also be exposed to counterparty risk with respect to the clearinghouse. In certain cases, a fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses.
Derivatives may be used by a fund for a variety of purposes, including:
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As a hedging technique in an attempt to manage risk in the fund's portfolio;
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As a means of changing investment characteristics of the fund's portfolio;
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As a means of attempting to enhance returns;
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As a means of providing additional exposure to types of investments or market factors;
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As a substitute for buying or selling securities; or
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As a cash flow management technique.
Using derivatives, especially for non-hedging purposes, may involve greater risks to a fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the fund. For example, there is a risk that the performance of the derivatives used by a fund to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Risks associated with the use of derivatives are magnified to the extent that a large portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives. Use of derivatives or similar instruments may have different tax consequences for a fund than an investment in the underlying asset or indices, and those differences may affect the amount, timing and character of income distributed to shareholders.
Using derivatives for hedging purposes can reduce or eliminate losses, but doing so can also reduce or eliminate gains. In addition, there can be no assurance that a fund’s hedging transactions will be effective. A lack of correlation between changes in the value of derivatives and the value of the fund assets (if any) being hedged may result in losses.
A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.
Derivatives may include, but are not limited to, the following:
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Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the fund were permitted to expire without being sold or exercised, its premium would represent a loss to the fund. Investments in foreign currency options may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as a sub-adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to a fund and poorer overall performance for the fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges. Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing a fund's investment objective, such as when a sub-adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the fund's investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to a fund's holdings, further increases the fund's exposure to foreign securities losses. There is no assurance that a sub-adviser’s use of currency derivatives will benefit a fund or that they will be, or can be, used at appropriate times.
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Forwards and Futures Contracts. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as US exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the fund) and pricing risk (i.e., the instrument may be difficult to value).
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Foreign Currency Forward Exchange Contracts. In connection with its investments in foreign securities, a fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a fund may use cross currency hedging or proxy hedging with respect to currencies in which the fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Investments in foreign currency forward exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as its sub-adviser expects. A sub-adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the applicable fund's investment objectives, such as when the sub-adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the fund's investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to a fund's holdings, further increases the fund's exposure to foreign securities losses. There is no assurance that a sub-adviser’s use of currency derivatives will benefit a fund or that they will be, or can be, used at appropriate times.
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Swaps. Swap contracts, including credit default swaps, involve heightened risks and may result in losses to the fund. Swaps may in some cases be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the swap. If the fund buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the fund would also be subject to credit risk relating to the seller's payment of its obligations in the event of a default (or similar event). If the fund sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of default (or similar event). Swaps may be difficult to unwind or terminate. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to the issuer of the referenced obligation and either their counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. Certain index-based credit default swaps are structured in tranches, whereby junior tranches assume greater default risk than senior tranches. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. New regulations require many kinds of swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the fund may not be able to enter into swaps that meet its investment needs. The fund also may not be able to find a clearinghouse willing to accept the swaps for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The fund will assume the risk that the clearinghouse may be unable to perform its obligations. The new regulations may make using swaps more costly, may limit their availability, or may otherwise adversely affect their value or performance.
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Contracts for Difference. Contracts for differences (“CFDs”) are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its ﬁnancial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the fund's obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase the fund's ﬁnancial risk. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the fund is liable. CFDs are not registered with the Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation.
Dividend Paying Stock: Certain funds utilize a strategy that focuses on investing in stocks that pay dividends. There can be no assurance that the issuers of the stocks held by a fund will pay dividends in the future or that, if dividends are paid, they will not decrease. A fund's emphasis on dividend paying stocks could cause the fund’s share price and total return to fluctuate more than, or cause the fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause an issuer to unexpectedly reduce or eliminate its dividends.
Dollar Rolls: A dollar roll transaction involves a sale by a fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities a fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a fund sells securities becomes insolvent, the fund’s ability to purchase or repurchase securities may be restricted.

Early Close/Late Close/Trading Halt: An exchange or market may close early, close late or issue trading halts generally or on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Emerging Markets: Investments in securities of issuers located or doing business in emerging markets bear heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging market countries typically have less developed and less stable economic and political systems and regulatory and accounting standards, potentially making it difficult to evaluate issuers. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation, and may be based on only a few industries. Such countries typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a public health emergency or natural disaster. Certain emerging markets may also face other significant internal or external risks, including the risk of war or terrorism, and ethnic, religious or racial conflicts. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will, and such investors are more likely to experience nationalization, expropriation and confiscatory taxation. Such policies may change abruptly. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and extreme price volatility, which could make security valuations more difficult. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. A fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, and the fund may experience problems or delays with the clearing and settling of trades that are not typically experienced in more developed markets. Investments in emerging markets countries may have restrictions that make it difficult or impossible for a fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies. Some securities issued by emerging market governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government.
An investment in emerging market securities should be considered speculative. Investments in emerging markets countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.
Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer, and generally have greater risk of loss than debt securities. Equity securities include, among others, common and preferred stocks, convertible securities, and warrants or rights. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed-income securities, and fluctuate in price based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. Because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. If the market prices of the equity securities owned by a fund fall, the value of your investment in the fund will decline. If a fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment in the company. These risks are generally magnified for investments in equity securities of distressed companies. A fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Expenses: Your actual costs of investing in a fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a fee limitation is changed or terminated, or with respect to a newly offered fund or class, if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
Extension: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause a fund’s share price to be more volatile or go down.

Fixed-Income Securities: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a fund falls, the value of your investment will go down. The prices of fixed-income securities will generally go down when interest rates rise. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the fund. A rise in rates also tends to have a greater impact on the prices of longer term or duration securities. A fund may lose its entire investment in the fixed-income securities of an issuer.
Floating Rate Loans: Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in a fund not receiving proceeds from the sale of a loan for an extended period. As a result, a fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase. Certain courts have determined that floating rate loans are not securities and, therefore, purchasers such as a fund may not be entitled to the anti-fraud protections of the federal securities laws, including the prohibitions on insider trading.
Floating rate loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. Floating rate loans held by a fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Such loans may weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A fund may experience greater losses or delays and expenses in enforcing its rights with respect to floating rate loans with fewer restrictive covenants.
Rule 18f-4 under the 1940 Act permits a fund to invest in non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a non-standard settlement cycle security does not satisfy these provisions, then it is treated as a derivatives transaction under Rule 18f-4.
Focused Investing: To the extent a fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign markets can be less liquid, less regulated and more volatile than U.S. markets. The value of a fund's foreign investments may decline, sometimes rapidly and unpredictably, because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.
Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as U.S. companies are. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult or impossible for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in an inability to execute transactions or delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Such settlement issues could affect a fund’s performance and the liquidity of its portfolio. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes, and special U.S. tax considerations may apply.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the fund's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a fund's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by unfavorable governmental actions such as the imposition of capital and price controls; nationalization of companies or industries; currency exchange controls, currency blockage, or restrictions on the expatriation of foreign currency; expropriation of assets; confiscatory taxation; or the imposition of punitive taxes. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in foreign securities. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a fund's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the fund's ability to purchase or sell foreign securities or transfer a fund's assets back into the United States, or otherwise adversely affect the fund's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a fund, particularly during periods of market turmoil. When a fund holds illiquid investments, its portfolio may be harder to value.
Investment in securities of foreign issuers may also be subject to foreign custody risk which refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets outside the United States. In addition, it is often more expensive for a fund to buy, hold, and sell securities in certain foreign markets than in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and may be subject to limited or no government oversight. In general, the less developed a country’s securities markets are, or the more difficult communication is with that location, the greater the likelihood of custody issues arising.
American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) are generally subject to all of the risks that direct investments in foreign securities are.
Sanctions or other government actions against certain countries could negatively impact a fund’s investments in securities that have exposure to that country. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets.
Frontier Markets: Frontier market countries generally have smaller economies, less developed capital markets, less sophisticated legal, regulatory and political systems, and fewer investor protections than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are generally less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme currency fluctuations, price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors or of governments in frontier markets. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a fund’s shares to decline. An investment in frontier market securities should be considered speculative.
Growth Stocks: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. The values of growth stocks also tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Hedging: A fund may buy and sell futures contracts, put and call options, forward contracts, and other instruments as a hedge. Some hedging strategies could hedge a fund against price fluctuations. Other hedging strategies would tend to increase a fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on a fund’s foreign investments. A fund’s hedging strategies may not work as intended, and the fund may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or are unrated securities of comparable quality. A fund that invests in high-yield debt securities may be subject to greater levels of credit risk, liquidity risk, and market risk than funds that do not invest in such securities. High-yield debt securities typically have a higher risk of issuer default because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be volatile and less liquid, and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments, which may result in losses for the fund. These securities may be in default or in danger of default as to principal and interest. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high-yield debt holders, leaving few or no assets available to repay high-yield debt holders. This could result in the fund losing its entire investment. High-yield securities are not generally meant for short-term investing. Unrated securities of comparable quality share these risks.
Inflation-Protected Securities: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. The market for U.S. Treasury inflation-protected securities (“TIPS”) and corporate inflation-protected securities (“CIPS”) may be less developed or liquid, and more volatile, than certain other securities markets. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.
Interest Rate: When interest rates rise, the value of fixed-income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. A fund may not be able to hedge against changes in interest rates, may choose not to do so for cost or other reasons, and even if the fund does, the hedge may not work as intended. A significant or rapid rise in rates may result in losses. Changes in interest rates also may affect the liquidity of a fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. When interest rates go down, the income received by a fund, and the fund’s yield, may decline.
Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the fund. Increased redemptions could cause the fund to sell securities at inopportune times or depressed prices and result in further losses. Conversely, interest rate reductions may cause the value of fixed-income securities to increase. A fund may be subject to the risk that the returns of the fund will decline during periods of falling interest rates because the fund may have to reinvest the proceeds from matured, traded or called debt obligations at interest rates below the fund’s current earnings rate.
The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.
Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a fund with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. If the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.
Certain floating and variable rate obligations held by a fund may have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate. Some floating or variable rate obligations or investments of a fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). The publication of LIBOR has ceased. Public and private sector actors have worked to establish alternative reference rates, such as the Secured

Overnight Financing Rate (“SOFR”). Applicable funds are subject to “SOFR” risk as there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.
Junior Loans: Junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. Second lien loans are secured by the assets of the issuer. In a typical structure, the claim on collateral and right of payment of second lien loans are junior to those of first-lien loans. Subordinated bridge loans are loans that are intended to provide short-term financing to provide a “bridge” to an asset sale, bond offering, stock offering, or divestiture. Generally, bridge loans are provided by arrangers as part of an overall financing package. Typically, the issuer will agree to increasing interest rates if the loan is not repaid as expected. A subordinated bridge loan is junior to a senior bridge loan in right of payment.
Large Capitalization Companies: A fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, a fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Large Shareholder: The Transamerica Asset Allocation funds designated Conservative, Moderate, Moderate Growth and Growth, the Transamerica Asset Allocation Horizon Funds designated Short, Intermediate and Long, the ClearTrack® target date funds and Transamerica Strategic Income, each a separate series of Transamerica Funds, as well as the Transamerica JPMorgan Asset Allocation portfolios designated Conservative, Growth, Moderate Growth, Moderate and International Moderate Growth, and Transamerica 60/40 Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP and Transamerica BlackRock Tactical Allocation VP, each a separate series of Transamerica Series Trust, are asset allocation funds (“Asset Allocation Funds”) that may invest in certain series of Transamerica Funds and Transamerica Series Trust and may own a significant portion of the shares of an underlying fund. Other investment vehicles and institutional investors may also own a significant portion of a fund’s shares.
Unaffiliated funds (the “Unaffiliated Funds”) may invest in series of Transamerica Funds subject to the fund of funds restrictions of Section 12(d)(1) of the 1940 Act. Unaffiliated Funds may invest in an underlying fund beyond the limits of Section 12(d)(1), in reliance on certain exemptions, such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions. An Unaffiliated Fund may own a significant portion of the shares of an underlying fund.
Transactions by a large shareholder may be disruptive to the management of a fund. A fund may experience large redemptions or investments due to transactions in fund shares by a large shareholder. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund’s performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund’s brokerage and/or other transaction costs. In addition, when a large shareholder owns a substantial portion of a fund’s shares, a large redemption by that shareholder could cause actual expenses to increase, or could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains. The impact of these transactions is likely to be greater when a large shareholder purchases, redeems, or owns a substantial portion of a fund’s shares. When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.
Legal and Regulatory: Legal and regulatory changes could occur that may adversely affect a fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect a fund. A fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.
Leveraging: To the extent a fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a fund would otherwise have, potentially resulting in the loss of all assets. A fund also may have to sell assets at inopportune times to satisfy its obligations created by the use of leverage or derivatives. The use of leverage is considered to be a speculative investment practice that may result in the loss of a substantial amount, and possibly all, of a fund’s assets.
Regulations require a fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of a fund to pursue its investment strategies and may not be effective to mitigate a fund’s risk of loss from derivatives.

A fund also will be leveraged and can incur losses if the value of the fund’s assets declines between the time a redemption request is received or deemed to be received by the fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the fund) and the time at which the fund liquidates assets to meet redemption requests. In the case of redemptions representing a significant portion of the fund, the leverage effects described above can be significant and could expose a fund and non-redeeming shareholders to material losses.
Liquidity: A fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, legal or contractual restrictions on resale, or reduced capacity of traditional market participants to make a market in securities. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased volatility. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed-income securities may result in even less liquidity in certain markets. Liquidity risk may be magnified in rising interest rate or volatile environments. Illiquid investments can be difficult to value. If a fund is forced to sell less liquid or illiquid investments to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss (or may not be able to sell at all), and such sale may involve additional costs or may cause the value of your investment to decline. In addition, securities, once sold by a fund, may not settle for an extended period (for example, several weeks or even longer). The fund will not receive its sales proceeds until that time, which may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders). Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a fund to sell. This may prevent a fund from limiting losses. Further, when there is illiquidity in the market for certain investments, a fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector or asset class. A fund is required by law to maintain a liquidity risk management program to assess and manage the fund’s liquidity risk. This program is intended to reduce liquidity risk, but may not achieve the desired results. Analyses and judgments made under the program may be incorrect, and changes in market conditions, which may be rapid and unexpected, may adversely affect the program.
Loans: Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, a fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.
A fund may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet a fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund.
Junior loans, which have a lower place in the borrower's capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. Second lien loans are secured by the assets of the issuer. In a typical structure, the claim on collateral and right of payment of second lien loans are junior to those of first-lien loans. Subordinated bridge loans are loans that are intended to provide short-term financing to provide a “bridge” to an asset sale, bond offering, stock offering, or divestiture. Generally, bridge loans are provided by arrangers as part of an overall financing package. Typically, the issuer will agree to increasing interest rates if the loan is not repaid as expected. A subordinated bridge loan is junior to a senior bridge loan in right of payment.
There may be no active trading market for loans. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain a fund’s ability to meet its obligations (including obligations to redeeming shareholders).
Certain courts have determined that loans are not securities and, therefore, purchasers such as a fund may not be entitled to the anti-fraud protections of the federal securities laws, including the prohibitions on insider trading.
Loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders like a fund for loan investments, borrowers may limit these covenants and weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A fund may experience greater losses or delays and expenses in enforcing its rights with respect to loans with fewer restrictive covenants.
Management: The value of your investment in a fund may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results. For example, the value of your investment in a fund may go down if its investment manager’s or sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. A fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by its investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. A fund’s investment strategies may not work as intended or may otherwise fail to produce the desired results. In addition, a fund’s investment strategies or policies may change from time to time. Legislative, regulatory or tax developments may also affect the investment techniques available to an investment manager or sub-adviser in connection with managing a fund. Those changes and developments may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the fund. Any of these things could cause a fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Market: The market prices of a fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. To the extent a fund may overweight its investments in certain sectors, industries, issuers, or geographies, such position will increase the fund’s exposure to the risk of loss from adverse developments affecting those sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the fund’s securities and assets fall, the value of your investment will go down. A fund may experience a substantial or complete loss on any individual security or asset.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.
Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund's investments.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments and generally for economies, and markets in the U.S. and elsewhere and, in the case of Transamerica Government Money Market, the fund’s ability to maintain a $1.00 share price. Similarly, political events within the United States at times have resulted, and may in the future result, in a failure to approve a budget for the federal government and a subsequent shutdown of government services, which in turn could negatively affect the U.S. economy, decrease the value of fund investments, and increase uncertainty in or impair the operation of securities markets in the United States and elsewhere. Changes in interest rates and levels of inflation also could adversely affect the value and liquidity of the fund's investments, impair the fund's ability to satisfy redemption requests, and negatively impact the fund's performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.

Medium Capitalization Companies: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Money Market Funds: An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value. An investment in a money market fund is not guaranteed and it is possible for a fund to lose money by investing in money market funds.
Mortgage-Related and Asset-Backed Securities: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the fund’s net asset value. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae (formally known as Federal National Mortgage Association) or Freddie Mac (formally known as Federal Home Loan Mortgage Corporation) or by agencies of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.
The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. For mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.
Mortgage-backed and asset-backed securities are subject to prepayment or call, valuation, liquidity, credit, interest rate and extension risks, and to risks associated with the servicing of the mortgages and loans underlying those securities. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
Municipal Securities: Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, housing, water or sewer and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market. To the extent a fund invests significantly in a single state, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, such as health care, the fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.
The rate of interest paid on municipal securities normally is lower than the rate of interest paid on fully taxable securities. Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.
The municipal market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening.
To the extent that a fund invests in municipal securities whose issuers are located in a single state, such as California, the fund will be more susceptible to economic, political and other developments that may adversely affect issuers in that state than are funds whose portfolios are more geographically diverse. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the state or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the state generally or any individual locality. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development, may be adversely affected by an economic recession. Unfavorable developments in any economic sector may adversely affect a particular state’s overall municipal market. Historically, California’s economy has been more volatile than that of the nation as a whole. Although California has a relatively diversified economy, California has concentrations in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.
Investment in municipal securities of issuers in U.S. territories may have more risks than in tax-exempt securities issued by other issuers. Municipal securities issued by the Commonwealth of Puerto Rico or its agencies carry substantial risks. From 2017-2022, the Commonwealth, its Sales Tax Financing Corporation, Highways and Transportation Authority, Employees’ Retirement System, Public Buildings Authority, and Aqueduct and Sewer Authority, were subject to the equivalent of municipal bankruptcy proceedings, known as “PROMESA” cases. During those proceedings, these municipal entities were unable to issue new municipal securities or repay existing municipal debt. At this time, Puerto Rico’s Electric Power Authority (“PREPA”) remains in such proceedings and subject to such restrictions. Moreover, the validity of PREPA’s debt instruments (and thus whether the holders are entitled to any recovery at all) has been called into question as part of its PROMESA case. PROMESA is a novel federal law and many of its provisions have been disputed. Those agencies of the Commonwealth that are not currently debtors in PROMESA proceedings at this time may enter such proceedings in the future and, in any event, can be expected to be subject to many of the same stressors that caused the proceedings mentioned above. For these and other reasons, the timing and rate of recovery on municipal securities that have been or will be issued by the Commonwealth of Puerto Rico or any of its agencies are highly unpredictable.
Operational: Your ability to transact with a fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology (including as a result of cybersecurity incidents), changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result.
Over-the-Counter Transactions: A fund may engage in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. Transactions in the OTC markets also are subject to the credit risk of the counterparty.
Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.
Prepayment or Call: Many fixed-income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a fund holds a fixed-income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, a fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. This may adversely affect a fund’s net asset value. In addition, if a fund purchases a fixed-income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment. Prepayment further tends to reduce the yield to maturity and the average life of the security.
Privately Placed and Other Restricted Securities: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted Securities include securities eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S. Restricted securities also include private placements of securities with agreed upon contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions.
Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, a fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.
An insufficient number of eligible buyers interested in purchasing restricted securities held by a fund could adversely affect the marketability of such securities and a fund might be unable to dispose of such securities promptly or at reasonable prices. For this reason, restricted securities may adversely affect a fund’s overall liquidity if eligible buyers are or become uninterested in buying them at a particular time.
Restricted securities may not be listed on an exchange and may have no active trading market. A fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. A fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities for resale, and other transaction costs which may be higher for restricted securities than unrestricted securities.
Real Estate Securities: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:
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declining real estate value
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risks relating to general and local economic conditions
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over-building
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increased competition for assets in local and regional markets
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increases in property taxes
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increases in operating expenses or interest rates
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change in neighborhood value or the appeal of properties to tenants
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insufficient levels of occupancy
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inadequate rents to cover operating expenses
The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including zoning, environmental, and tax laws) and social and economic trends.
If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
Redemption: A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. In that event, the value of your investment in the fund would go down. If a fund is required to liquidate assets to accommodate redemptions, the liquidation could accelerate the recognition of capital gains by the fund, and any capital gains recognized by the fund generally need to be distributed to shareholders in order to avoid fund-level taxation. The non-redeeming shareholders could receive a disproportionate amount of those taxable distributions, even though the capital gains were recognized as a result of the redeeming shareholders. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could hurt performance and/or cause the remaining shareholders in the fund to lose money. Further, a fund’s redemption risk is increased if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the investment manager and/or sub-adviser.
Regulatory: In recent years, the U.S. government adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as margin, reporting and registration requirements. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the “Reform Act”) substantially increased regulation of the over-the-counter (“OTC”) derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include OTC derivatives, and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, a fund may be subject to additional recordkeeping and reporting requirements. Certain SEC rulemakings from recent years that affect some or all of the funds are as follows:
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Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by registered investment companies, such as a fund, and set limits on a fund’s investments in derivatives.
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Rule 12d1-4 under the 1940 Act provides an enhanced regulatory framework applicable to fund of fund arrangements.
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Rule 2a-5 under the 1940 Act establishes an updated regulatory framework for registered investment company valuation practices.
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Rule 2a-7 under the 1940 Act was amended to, among other things, increase the daily and weekly liquid asset minimum requirements for money market funds and remove the ability of money market funds to temporarily suspend redemptions.
The impact on the funds of these and future regulations cannot be fully known at this time, and there can be no assurance that any new government regulation will not adversely affect a fund’s ability to achieve its investment objective.
REITs: Investing in real estate investment trusts (“REITs”) involves unique risks. When a fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements. A failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs, or changes in the treatment of U.S. REITs under U.S. federal tax law, could adversely affect the value of a particular U.S. REIT or the market for U.S. REITs as a whole.
Repurchase Agreements: In a repurchase agreement, a fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.
Securities Lending: Each fund may lend securities to other financial institutions that provide cash or U.S. government or agency securities as collateral. When a fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the cash or non-cash collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.
Short Sales: A short sale may be effected by selling a security that a fund does not own. In order to deliver the security to the purchaser, a fund borrows the security, typically from a broker-dealer or an institutional investor. A fund later closes out the position by returning the security to the lender. If the price of the security sold short increases, a fund would incur a loss; conversely, if the price declines, a fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. A fund's use of short sales in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if a fund held only long positions. A fund may be unable to close out a short position at an acceptable price, and may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. Short selling involves higher transaction costs than typical long-only investing. A fund may also take a short position in a derivative instrument, such as a forward, future or swap.
A short sale may also be effected “against the box” if, at all times when the short position is open, a fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that a fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, a fund would forego the potential realization of the increased value of the shares sold short.

Small and Medium Capitalization Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Smaller capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Small Capitalization Companies: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Sovereign Debt: Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, the debt may be restructured, or it may ask for forgiveness of interest or principal on its existing debt. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. On the other hand, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There is no established legal process for a U.S. bondholder (such as a fund) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Strategies and Styles: Investment strategies and styles with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different strategy or style. A fund may employ a combination of strategies and/or styles that impact its risk characteristics.
Structured Instruments: A fund may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. These may include instruments issued by structured investment or special purpose vehicles or conduits, and may be asset-backed or mortgage-backed securities. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. The interest rate or principal amount payable at maturity on a structured instrument may vary based on changes in one or more specified reference factors, such as currencies, interest rates, commodities, indices or other financial indicators. Changes in the underlying reference factors may result in disproportionate changes in amounts payable under a structured instrument. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed-interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. For structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Structured instruments may be less liquid and therefore more difficult to value accurately than more traditional securities and instruments. Structured instruments may behave in ways not anticipated by a fund, or they may not receive the tax, accounting or regulatory treatment anticipated by a fund.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations (Transamerica International Focus): For certain funds, the sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” A sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the fund’s investments. A sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in a sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of a fund’s security selection process may impact a sub-adviser’s investment decisions and may affect a fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers

(including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact a fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact a sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Sustainability Data (Transamerica Sustainable Equity Income): Sustainability information from third-party data providers may be incomplete, inaccurate, delayed or unavailable. There are not currently universally accepted sustainability standards or standardized practices for researching, generating, or analyzing sustainability data, classifications, screens, and ratings (“Sustainability Data”). The factors and criteria considered when generating Sustainability Data and the results of such sustainability research may differ widely across third-party Sustainability Data providers. The evaluation of sustainability factors and criteria is often subjective, is often evolving and subject to ongoing refinement, and the third-party Sustainability Data providers used by a fund may not identify or evaluate every relevant sustainability factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party Sustainability Data provider may not always be successful in identifying material sustainability information about a particular company. A fund may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit the intended sustainability characteristics if different metrics or Sustainability Data providers were used to evaluate them. Because sustainability considerations are still an emerging area of investment focus, sustainability information and metrics can be difficult to obtain or not able to be obtained. The evaluation of sustainability factors and implementation of sustainability-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate Sustainability Data reported by issuers and/or third-party research providers. Sustainability Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. The successful implementation of a fund’s strategy is therefore dependent, in part, on the sustainability factors identified and considered and research methodologies employed by applicable third-party Sustainability Data providers, as well as the timely availability of accurate information. Due to the specialized resources necessary to obtain sustainability-related information underlying or related to the Sustainability Data provided by applicable third-party sustainability research firms, a fund’s sub-adviser does not independently test or verify the data provided by such firms.
Sustainability Investing (Transamerica Sustainable Equity Income): Applying sustainability criteria to a sub-adviser’s investment analysis for a fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, applicable funds may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact a fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the fund’s investment performance. The relevance and weightings of sustainability criteria to a sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting a sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. A fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. A sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. A fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on a fund’s ability to invest in accordance with its sustainability strategy.
Tax: In order to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), a fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. In particular, a fund must generally diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. If a fund were to fail to meet any of these requirements, the fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the applicable corporate rate (without reduction for distributions to shareholders). The fund may be able to preserve its RIC qualification by meeting certain conditions, in which case it may be subject to certain additional taxes.

Any income a fund derives from investments in certain hard asset ETFs, such as certain commodity ETFs, and from other non-qualifying sources must be limited to a maximum of 10% of the fund’s gross income. If a fund fails to meet the 10% requirement, the fund may be subject to the federal income tax consequences described in the preceding paragraph. A fund may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships for federal income tax purposes. If a fund fails to meet the 25% requirement, the fund may be subject to the federal income tax consequences described in the preceding paragraph.
An MLP is an entity treated as a partnership under the Internal Revenue Code, the partnership interests of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. If it does not so qualify, it will generally be subject to tax as a corporation.

Depreciation or other cost recovery deductions passed through to a fund from investments in MLPs in a given year will generally reduce the fund’s taxable income, but those deductions may be recaptured in the fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the fund at the time the deductions were taken by the fund, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, a fund may need to liquidate investments, which may lead to additional recapture income.
To Be Announced (TBA) Transactions: Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by a fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing a fund to further losses. Whether or not a fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
Underlying Exchange-Traded Funds: To the extent a fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects a fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which a fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of a fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that a fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a fund's shares could also be substantially and adversely affected.
U.S. Government Securities: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates or the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to certain U.S. government-sponsored entities in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

Valuation: Certain investments may be more difficult to value than other types of investments. Many factors may influence the price at which a fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from a fund's last valuation, and such differences could be significant, particularly for illiquid securities, securities priced based upon valuations provided by third party pricing services, securities that trade in relatively thin or volatile markets, or securities that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. If market conditions make it difficult to value some investments, a fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when a fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a fund determines its net asset value. A fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, undervaluation may become more severe, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the fund will lose any amount it paid for the warrant or right.
Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.
Shareholder Information
Management of Transamerica Funds
The Board of Trustees is responsible for overseeing the management and business affairs of Transamerica Funds. It oversees the operation of Transamerica Funds by its officers. It also reviews the management of each fund’s assets by the investment manager and sub-advisers. Information about the Trustees and executive officers of Transamerica Funds is contained in the Statement of Additional Information (“SAI”).
Investment Manager
Transamerica Asset Management, Inc. (“TAM”), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Funds. TAM provides continuous and regular investment management services to the funds. For each of the funds, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each fund’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of the sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the funds and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each fund. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each fund. These fees are calculated on the average daily net assets of each fund.
TAM has been a registered investment adviser since 1996. As of December 31, 2024, TAM has approximately $[ ] billion in total assets under management. The funds are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.

TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group.
TAM acts as a manager of managers for the funds pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC - 23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable fund’s shareholders, to:
(1)
employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;
(2)
materially change the terms of any sub-advisory agreement; and
(3)
continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.
Pursuant to the exemptive order, each fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.
Management Fees Paid for the Fiscal Year Ended October 31, 2024
For the fiscal year ended October 31, 2024, each fund paid the following management fee as a percentage of its average daily net assets:
Name of Fund	Management Fees (after waivers/expense reimbursements and recapture)
Transamerica Emerging Markets Equity	[ ]%
Transamerica International Focus	[ ]%
Transamerica Small Cap Value	[ ]%
Transamerica Strategic Income	[ ]%
Transamerica Sustainable Equity Income	[ ]%
Recent Management Fee Changes
Fund Name	Management Fees
	Current	Prior
Transamerica Emerging Markets Equity (effective August 30, 2024)	0.79% of the first $250 million 0.75% over $250 million up to $500 million 0.70% in excess of $500 million	0.83% of the first $250 million 0.80% over $250 million up to $500 million 0.75% in excess of $500 million
Transamerica International Focus (effective as of the close of business on October 25, 2024)	0.75% of the first $500 million 0.74% over $500 million up to $1 billion 0.69% over $1 billion up to $2 billion 0.675% over $2 billion up to $3 billion 0.66% in excess of $3 billion	0.77% of the first $500 million 0.76% over $500 million up to $1 billion 0.71% over $1 billion up to $2 billion 0.695% over $2 billion up to $3 billion 0.68% in excess of $3 billion
Transamerica Strategic Income (effective March 1, 2025)	0.544% of the first $500 million 0.534% over $500 million up to $2 billion 0.53% in excess of $2 billion	0.65% of the first $500 million 0.64% over $500 million up to $1 billion 0.62% over $1 billion up to $2 billion 0.61% in excess of $2 billion
Trustees’ Approval of Investment Management Agreement
A discussion regarding the Board of Trustees’ renewal of each fund’s investment management agreement is available in each fund’s report for the fiscal year ended October 31, 2024 as filed on Form N-CSR.
Sub-Adviser(s)
Pursuant to an Investment Sub-advisory Agreement between TAM and each sub-adviser on behalf of the respective fund, each sub-adviser shall provide day-to-day investment advice and recommendations for the applicable fund.
Each sub-adviser receives compensation from TAM.

Fund	Sub-Adviser	Sub-Adviser Address
Transamerica Emerging Markets Equity	Thompson, Siegel &Walmsley LLC	6641West Broad Street, Suite 600 Richmond, VA 23230
Transamerica International Focus	Sands Capital Management, LLC	1000 Wilson Boulevard, Suite 3000 Arlington, VA 22209
Transamerica Small Cap Value	Systematic Financial Management, L.P.	300 FrankW. Burr Blvd. Glenpointe East, 7th Floor Teaneck, NJ 07666
Transamerica Strategic Income	PineBridge Investments LLC	Park Avenue Tower 65 East 55th Street New York, NY 10022
Transamerica Sustainable Equity Income	Aegon Asset Management UK plc	3 Lochside Crescent Edinburgh EH12 9SA
Further Information About Each Sub-Adviser
Aegon Asset Management UK plc (formerly, Kames Capital plc), a wholly-owned subsidiary of Aegon Ltd, has been a registered investment adviser since 2017. As of December 31, 2024, Aegon Asset Management UK plc had approximately $[ ] billion in total assets under management.
PineBridge Investments LLC has been a registered investment adviser since 1983. As of December 31, 2024, PineBridge Investments LLC, including its affiliates, had approximately $[ ] billion in total assets under management.
Sands Capital Management, LLC is an independent investment management firm registered with the U.S. Securities and Exchange Commission (“SEC”) as investment adviser under the Investment Advisers Act of 1940 since 2005. As of December 31, 2024, Sands Capital Management, LLC had approximately $[ ] billion in discretionary assets under management in the firm’s public equity strategies.
Systematic Financial Management, L.P. has been a registered investment adviser since 1982. Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds its equity interest in Systematic Financial Management, L.P. through its holding companies Titan NJ LP Holdings LLC and Titan NJ GP Holdings, Inc. Systematic Financial Management, L.P.’s Management Team retains autonomous control of the investment philosophy and process, as well as comprehensive management of the firm. As of December 31, 2024, Systematic Financial Management, L.P. had approximately $[ ] billion in total assets under management.
Thompson, Siegel & Walmsley LLC is an indirect wholly owned subsidiary of Perpetual Limited. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2024, Thompson, Siegel & Walmsley LLC had approximately $[ ] billion in total assets under management.
Portfolio Manager(s)
Each fund is managed by the portfolio manager(s) listed below. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in each fund they manage.
Transamerica Emerging Markets Equity
Name	Sub-Adviser	Positions Over Past Five Years
Elliott W. Jones, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the fund since 2024; Portfolio Manager on the Emerging Markets Strategy and a Research Analyst dedicated to the non-U.S. team; Joined Thompson, Siegel & Walmsley LLC in 2012
Transamerica International Focus
Name	Sub-Adviser	Positions Over Past Five Years
Danielle J. Menichella, CFA	Sands Capital Management, LLC	Portfolio Manager of the fund since 2024; Senior Research Analyst and Portfolio Manager on the Global Shariah and International Growth strategies; Joined Sands Capital Management, LLC in 2013

Name	Sub-Adviser	Positions Over Past Five Years
Michael F. Raab, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024;
Executive Managing Director, Director of
Research, Senior Research Analyst and Portfolio
Manager on the Global Leaders strategy; Joined
Sands Capital Management, LLC in 2007

Sunil H. Thakor, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024;
Research Analyst and Senior Portfolio Manager on
the Global Focus, Global Leaders, Global Shariah
and International Growth strategies; Joined Sands
Capital Management, LLC in 2006

Transamerica Small Cap Value
Name	Sub-Adviser	Positions Over Past Five Years
Kenneth W. Burgess, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Portfolio Manager since 1996; Employed by Systematic Financial Management, L.P. since 1993
W. Ryan Wick, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Assistant Portfolio Manager since 2014; Employed by Systematic Financial Management, L.P. since 2005
Transamerica Strategic Income
Name	Sub-Adviser	Positions Over Past Five Years
Peter Hu, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2006
Michael J. Kelly, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 1999
Steven Oh, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2000
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2001
Roberto Coronado	PineBridge Investments LLC	Portfolio Manager of the fund since 2016; Employee of PineBridge Investments LLC since 2014; Managing Director and Senior Portfolio Manager of Global Rates and Investment Grade Fixed-Income
Gunter H. Seeger	PineBridge Investments LLC	Portfolio Manager of the fund since 2019; Employee of PineBridge Investments LLC since 2009; Senior Vice President, Senior Portfolio Manager and Research Analyst, U.S. Rates and Securitized Products
Transamerica Sustainable Equity Income
Name	Sub-Adviser	Positions Over Past Five Years
Mark Peden, CFA	Aegon Asset Management UK plc	Portfolio Manager of the fund since 2020; Lead Portfolio Manager of the Aegon Global Equity Income strategy since 2011; joined Aegon Asset Management UK plc in 1992

Name	Sub-Adviser	Positions Over Past Five Years
Robin Black	Aegon Asset Management UK plc
Portfolio Manager of the fund since 2020; Portfolio
Manager of the Aegon Global Equity Income
strategy since 2017; joined Aegon Asset
Management UK plc in 2016; prior to 2016,
Managing Director at Macquarie from 2010-2016

Trustees’ Approval of Sub-Advisory Agreements
A discussion regarding the Board of Trustees’ renewal of the investment sub-advisory agreement for each of Transamerica Strategic Income and Transamerica Sustainable Equity Income is available in each fund’s report for the fiscal year ended October 31, 2024 as filed on Form N-CSR. A discussion regarding the Board of Trustees' approval of the investment sub-advisory agreement for each of Transamerica Emerging Markets Equity and Transamerica Small Cap Value is available in each fund's report for the fiscal year ended October 31, 2024 as filed on Form N-CSR. A discussion regarding the Board of Trustees' approval of the investment sub-advisory agreement for Transamerica International Focus will be available in the fund's report for the fiscal period ending April 30, 2025 to be filed on Form N-CSR.
Disclosure of Portfolio Holdings
A detailed description of each fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.
Fund Expenses
During times of market volatility or decline, assets of your fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in your fund’s Annual Fund Operating Expenses table under “Fees and Expenses” in this prospectus. In addition, the total annual fund operating expenses shown in your fund’s Annual Fund Operating Expenses table may not correlate to the ratios of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflect the operating expenses of your fund and do not include certain expenses such as acquired (i.e., underlying) funds’ fees and expenses.
The “Other expenses” items in the Annual Fund Operating Expenses table for your fund include fees for custodial, legal and transfer agency services. “Other expenses” may include additional expenses such as interest expense (including borrowing costs and overdraft charges) as well as various other expenses applicable to each share class of your fund.
Sub-Transfer Agency Fees
In addition to transfer agency fees, Class R3 shares pay sub-transfer agency fees of 0.15% to financial intermediaries (including affiliates of TAM) that provide sub-transfer agency, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services.

How To Contact the Funds
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Customer Service: 1-888-233-4339 – Monday through Friday; hours of operation as posted on the funds’ website at www.transamerica.com/contact-us.
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Internet: www.transamerica.com
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Fax: 1-888-329-4339
Mailing Address:	Transamerica Fund Services, Inc. P.O. Box 219945 Kansas City, MO 64121-9945
Overnight Address:	Transamerica Fund Services, Inc. 801 Pennsylvania Avenue Suite 219945 Kansas City, MO 64105-1307
Retirement plan participants in a retirement plan administered by Transamerica Retirement Solutions, TAM’s affiliate, may contact 1-800-755-5801 for additional information. If you hold your account through an unaffiliated plan administrator, recordkeeper or financial intermediary, please contact them directly for account specific questions.
The Following Information Applies to Class A, Class C, Class I, Class R, Class R3, Class R6 and Class T Shares (Class T Shares are Closed to New Investors). Certain funds also offer other share classes in separate prospectuses.
Opening an Account
Fill out the New Account Application for the desired registration type, which is available on our website at www.transamerica.com, or call Customer Service. Transamerica Funds requires all applications to include an investment representative or an approved broker-dealer of record. An approved broker-dealer is one that is providing services under a valid dealer sales agreement with the funds’ distributor. If you are an institutional entity or an employee of Transamerica and its affiliates that qualifies for Class I share purchases, Transamerica may not require a broker-dealer on your application at the time the account is established.
Federal regulations may require a fund to obtain, verify and record certain information from you and persons authorized to act on your behalf in order to establish an account. Required information includes name, date of birth (for an individual), permanent residential address or principal place of business and Social Security Number or Employer Identification Number. The fund may also ask to see other identifying documents. If you do not provide the information, the fund may not be able to open your account. Identifying information must be provided for each trader on an account. The fund may also place limits on account transactions while it is in the process of verifying your identity. If the fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the fund believes it has identified potentially criminal activity, the fund reserves the right to take action it deems appropriate or as required by law, which may include redeeming your shares and closing your account.
The funds are offered for sale in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands and are not registered for sale outside the United States. If you are a Non-U.S. Person, you must provide a U.S. mailing address to establish an account, unless your broker-dealer firm submits your account through the National Securities Clearing Corporation, and an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation. Your broker-dealer may be required to submit a foreign certification form and other information as instructed by the fund's distributor. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in a fund.
Additional shares may be purchased through a retirement plan’s administrator, record-keeper or financial service firm serving as an intermediary. There is no minimum investment for eligible plans investing in Class R, R3 and R6 shares.
Minimum Investment
Class A and Class C Shares:
Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)
Regular Accounts	$1,000	$50
IRA, Roth IRA or Coverdell ESA	$1,000	$50
Employer-sponsored Retirement Plans (includes 403(b), SEP and SIMPLE IRA plans)	$1,000	$50

Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)
Uniform Gift to Minors (“UGMA”) or Transfer to Minors (“UTMA”)	$1,000	$50
Payroll Deduction and Automatic Investment Plans	$500	$50*
Class I Shares**:
Type of Account	Minimum Initial Investment (per fund account)	Minimum Subsequent Investment (per fund account)
Regular Accounts	$1,000,000	N/A
IRA, Roth IRA or Coverdell ESA	$1,000,000	N/A
Employer-sponsored Retirement Plans (omnibus or plan level arrangements)	Waived	N/A
Uniform Gift to Minors (“UGMA”) or Transfer to Minors (“UTMA”)	$1,000,000	N/A
Payroll Deduction and Automatic Investment Plans	$1,000,000	$50
*
Minimum monthly per fund account investment.
**
Class I shares are currently primarily offered for investment to institutional investors including Class A and Class C shares, but not limited to, fee-based programs, qualified retirement plans, certain endowment plans and foundations and Directors, Trustees and employees of the funds’ affiliates. Class I shares may also be available on certain brokerage platforms. An investor transacting in Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. The minimum investment for Class I shares is $1,000,000 per fund account, but will be waived for certain investors, including wrap accounts or fee-based programs, qualified retirement plans, certain endowment plans and foundations, financial intermediaries that submit trades on behalf of underlying investors, shareholders who received Class I shares in the conversion of Class P shares to Class I shares on February 10, 2012, Directors, Trustees and officers of any Transamerica-sponsored funds and employees of Transamerica and its affiliates. The minimum initial investment on Class I shares is waived for investors investing through the Merrill Lynch fee-based advisory platform.
Note: Transamerica Funds reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part. Omnibus accounts maintained on behalf of certain 401(k) and other retirement plans are not subject to these account minimum requirements. The Class A and Class C shares minimums may be waived for certain employer-sponsored retirement plans under which the employee limits his or her salary deferral purchase to one fund account. There are no minimums for “wrap” accounts for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or Transamerica Capital, Inc., and for investments made by a retirement plan described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code.
By Mail
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Send your completed application and check made payable to Transamerica Fund Services, Inc.
Through an Authorized Dealer
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The dealer is responsible for opening your account and may need to provide Transamerica Funds with your taxpayer identification number.
Buying Shares
Investors may purchase shares of the funds at the “offering price” of the shares, which is the net asset value per share (“NAV”) plus any applicable initial sales charge. Please note that purchase requests initiated through an automated service that exceed $50,000 per day may be rejected and must be submitted by check or via bank wire.
Please refer to the retirement plan documents for information on how to purchase Class R3 and Class R6 shares of the funds and any fees that may apply.
Transamerica Funds must receive your payment within two business days after your order is accepted.
Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege, without notice and regardless of size. Each fund reserves the right to discontinue offering any class of shares at any time, to liquidate any class of shares or merge any class of shares into another class of shares, or to cease investment operations entirely.
Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.

By Check
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Make your check payable and send to Transamerica Fund Services, Inc.
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If you are purchasing shares in an existing account(s), please reference your account number(s) and the Transamerica fund(s) in which you wish to invest. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one Transamerica fund, your check will be deposited into such fund. If you do not specify the fund(s) in which you wish to invest and own more than one fund, your investment may be rejected.
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Redemption proceeds will be withheld for up to 10 calendar days from the date of purchase for funds to clear.
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Transamerica Funds does not accept cash, money orders, traveler’s checks, credit card convenience checks, counter checks or starter checks without pre-printed information. Cashier’s checks and third party checks may be accepted, subject to approval by Transamerica Funds. We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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If you are opening a new account, send your completed application along with your check.
By Automatic Investment Plan
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With an Automatic Investment Plan (“AIP”), a level dollar amount is invested in fixed intervals and the payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.
By Telephone
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You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.
Through an Authorized Dealer
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If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within two business days after your order is accepted.
By Internet
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You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. If you have established online access to your account, you can add the electronic bank link option by accessing our website. You can also call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link.
By Payroll Deduction
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You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this option.
By Wire Transfer
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You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:
State Street Bank and Trust Company, Boston, MA, ABA#011000028
Credit: Transamerica Funds Acct #00418533
Ref: Shareholder name, Transamerica fund and account numbers.
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Shares will be purchased at the next determined public offering price after receipt of your wire if you have supplied all other required information.
Other Information
If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.
Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.
Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order, including, but not limited to, any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker-dealer.

Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us and submit an appropriate tax form (e.g. Form W-8BEN) and documentary evidence and letter of explanation before future purchases can be accepted.
Selling Shares
Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will normally be sent to redeeming shareholders within two business days after receipt of a redemption request in good order, but in any event within seven days, regardless of the method the fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, Transamerica Funds may postpone payment under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.
If you have recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the fund is reasonably satisfied that the check or electronic funds transfer has cleared (which may take up to ten calendar days). This delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee for all shareholders. Certain direct institutional accounts may utilize alternative methods in place of a signature guarantee.
The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.
Shares are redeemed at NAV, minus any applicable sales charge.
To request your redemption and receive payment:
Direct Deposit – ACH
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You may request an “ACH redemption” in writing, by phone or by internet access to your account. The electronic bank link must be established in advance. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible to request redemptions via the internet.
Direct Deposit – Wire
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You may request an expedited wire redemption in writing or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.
Check to Address of Record
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Telephone or Internet Request – You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.
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Written Request – Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.
Check to Another Party/Address
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This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.
Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)
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You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Systematic withdrawals may be made via ACH between the 3rd and 28th day of the month only, or via check on the 20th day of the month only. If you have established online access to your account, you can add, update or stop your systematic withdrawal by accessing our website. You can also call Customer Service for information on how to establish a SWP, or access our website to obtain the form to request this option.

Through an Authorized Dealer
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You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or Dealer for assistance.
Your Request to Sell Your Shares and Receive Payment May Be Subject to:
•
The type of account you have and if there is more than one shareholder. For example, we may require additional documentation for certain account types or multiple signatures.
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The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.
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A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.
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When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.
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Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.
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Redemption proceeds will be withheld for up to 10 calendar days from the date of purchase for funds to clear.
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If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged.
Please see additional information relating to original signature guarantee later in this prospectus.
Shares will normally be redeemed for cash, although each fund retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. Each fund may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the SAI for more details.
Involuntary Redemptions
Each fund reserves the right, to the fullest extent permitted by law, to close your account if, for example, the account value falls below the fund’s minimum account balance, including solely due to declines in NAV, or you are deemed to engage in activities that are illegal (such as late trading), activity that is believed to be detrimental to the fund (such as market timing), or other potential criminal or fraudulent activity.
Exchanging Shares
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You may request an exchange in writing, by phone, or by accessing your account through the internet.
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You can exchange shares in one fund for shares in the same class of another fund.
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Class A and Class C shares minimum exchange to a new fund account is $1,000. This minimum is reduced to $500 per fund account if you elect to establish an AIP and invest a minimum of $50 per month, per fund account.
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Class I shares minimum exchange to a new fund account is $1,000,000 per fund account but will be waived for certain investors as outlined within the Minimum Investment Section.
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An exchange is treated as a redemption of a fund’s shares, followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund that you do not own, please read the prospectus for that fund carefully.
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If you exchange all your shares to a new fund, any active systematic plan that you maintain with Transamerica Funds will also carry over to this new fund unless otherwise instructed.
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In certain circumstances, shares of one class of a fund may also be exchanged directly for shares of another class of the same fund, as described in the Statement of Additional Information and/or in the “Converting Shares” section below.
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Transamerica Funds reserves the right to modify or terminate the exchange privilege at any time upon 60 days’ written notice.
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Transamerica Funds reserves the right to deny any exchange request involving transactions between classes of shares. Please review your individual circumstances with your financial professional.
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The minimum exchange amount may be waived with respect to transactions in omnibus accounts maintained on behalf of certain 401(k) and other retirement plans.
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For Class R3 and Class R6 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

An exchange of shares in one fund for shares of another fund is considered a redemption followed by a purchase and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should consult your tax advisor before making an exchange.
Converting Shares
If you hold Class A, Class C, Class T or Class I2 shares and are eligible for purchase of Class I shares as described under the Minimum Investment section, you may be eligible to convert your Class A, Class C, Class T or Class I2 shares to Class I shares (or, under certain circumstances, convert to Class A shares) of the same fund, subject to the discretion of Transamerica Fund Services, Inc., to permit or reject such a conversion. If you hold Class I shares and are eligible to purchase Class R6 shares, you may be eligible to convert Class I shares to Class R6 shares of the same fund, subject to certain conditions. If you hold Class I shares and are eligible to purchase Class I2 shares, you may be eligible to convert Class I shares to Class I2 shares of the same fund, subject to certain conditions. Class I investors that are no longer eligible for wrap or fee based programs may convert from Class I shares to Class A shares at the request of the financial intermediary. Class I2 shares are not offered in this prospectus. Please contact your financial adviser or Customer Service for conversion requirements and instructions.
A conversion between share classes of the same fund is a nontaxable event.
If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares. Note that you may be responsible for paying a CDSC upon conversion if the shares have not reached the applicable holding period.
Choosing a Share Class
Individual investors can generally invest in Class A and Class C shares. The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.
If you are investing a large amount and/or plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class C shares if you plan to invest for a period of less than 5 years. Effective March 16, 2021, if you hold Class C shares for eight years from the date of purchase, they generally automatically convert to Class A shares of the same fund, resulting in lower 12b-1 distribution and fees after conversion. Please see the section “Class C Shares – Level Load” for further information of the conversion process.
Transamerica Funds may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.
Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at: https://www.transamerica.com/sites/default/files/files/e070d/choosing-a-share-class.pdf.
Class A Shares – Front Load
With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of up to 0.25% per year.
Initial sales charges do not apply to Transamerica Government Money Market or Transamerica UltraShort Bond. However, a contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares of the fund purchased through an exchange from another Transamerica Fund. Any CDSC imposed will be based on the period that begins when you bought shares of the original fund and ends when you sell the applicable shares of Transamerica Government Money Market or Transamerica UltraShort Bond from the exchange.
If you purchase Class A shares of a Transamerica Fund (other than Transamerica Government Money Market, Transamerica UltraShort Bond, Transamerica Short-Term Bond and, as of September 1, 2024, Transamerica Multi-Managed Balanced) in an amount of $1 million or more, your purchase will not be subject to an initial sales charge. However, if you redeem any of those shares within 24 months after buying them, you will pay a 1.00% CDSC. For such purchases made prior to September 1, 2024, in the event you exchange any of these shares for Class A shares of another fund and subsequently redeem some or all of those shares, you will be subject to the term and CDSC imposed by the fund into which you exchange your shares. For such purchases made on or after September 1, 2024, in the event you exchange any of those shares for Class A shares of another fund and subsequently redeem some or all of those shares, you will be subject to the term and CDSC imposed by the fund originally purchased. For such purchases made on or after September 1, 2024 through an exchange from Transamerica Government Money Market or Transamerica UltraShort Bond, you will be subject to the term and CDSC imposed by the fund into which you exchange your shares, and if any of those shares are exchanged for shares of another fund and subsequently redeemed, you will remain subject to the term and CDSC imposed by the fund into which you originally exchanged from Transamerica Government Money Market or Transamerica UltraShort Bond. The term of any applicable CDSC will commence on the date you initially purchased Class A shares of a Transamerica fund in an amount of $1 million or more as described in this paragraph. The CDSC may be waived if shares were purchased through a retirement plan described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code with assets of $1 million or more and whose accounts are held through an omnibus or plan level arrangement, or through a “wrap” account or fee-based program for the benefit of clients of certain broker-dealers, financial institutions, or financial planners who have entered into arrangements with Transamerica Funds or TCI and did not receive an upfront commission (finder’s fee).
Whether a sales charge waiver is available depends upon the policies and procedures of your brokerage firm or intermediary. Purchasers must notify their financial intermediary if they believe they are eligible for a discount or waiver before the placement of an order, and provide information requested by the financial intermediary. Not all financial intermediaries that sell the funds may offer any or all of the discounts or waivers. See the section Waivers and/or Reductions of Charges for further details.
Class C Shares – Level Load
With Class C shares, you pay no initial sales charge. You will pay a 1.00% CDSC if shares are redeemed during the first 12 months. There are 12b-1 distribution and service fees of up to 1.00% per year.
The maximum purchase order in Class C shares is $999,999.99.
Subject to the conditions and circumstances set out below, effective March 16, 2021, Class C shares automatically convert to Class A shares after eight years from the date of purchase, provided that the relevant Transamerica Funds or the financial intermediary through which you have purchased or hold Class C shares, has records verifying that the Class C shares have been held for at least eight years. Conversion is done at NAV. Please check with your financial intermediary for details. Please note that the financial intermediary involved with your share purchase is solely responsible for converting any eligible Class C shares in an omnibus arrangement. Certain financial intermediaries may choose to convert your Class C shares in an omnibus arrangement earlier than eight years. The automatic conversion of Class C shares to Class A shares will not apply to Class C shares held through group retirement plan recordkeeping platforms of certain financial intermediaries who hold such shares in an omnibus account. Account numbers will need to be provided by the financial intermediary holding the group retirement plan(s) to have those accounts excluded from the automatic conversion. In such circumstances, please speak to your financial advisor (or the plan provider’s financial intermediary) for further information.
Following the conversion of your Class C shares, your new Class A shares will be subject to those charges as set out for Class A shares (above).
Contingent Deferred Sales Charge
Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. Transamerica Funds will always use the first in, first out method to fulfill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.
Waivers and Reductions of Sales Charges
You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. In addition, certain intermediaries may provide different sales charge discounts and/or waivers. These sales charge variations and the applicable intermediaries are described in an Appendix to this prospectus, “Waivers and Discounts Available from Intermediaries.” You should consult your broker or financial advisor or TAM for assistance.
Class A Sales Charge Reductions
You can lower the sales charge percentage in the following ways:
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Substantial investments receive lower sales charge rates (see tables below).
•
The “rights of accumulation” allows you, your spouse and children under age 21 to include the value of your existing holdings in any class of shares of the Transamerica Funds to determine your Class A sales charge. Breakpoints are derived from the daily NAV at the market close, the current combined account value at the time of the purchase and the gross amount of the new purchase.
•
A Letter of Intent (“LOI”) allows you, your spouse and children under age 21 to count all share investments, up to a maximum of $1 million, in a Transamerica fund (except as noted below for Transamerica Multi-Managed Balanced on and after September 1, 2024, and Transamerica Short-Term Bond) over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges on your Class A investments. The 13-month period will begin on the date of your first purchase following the execution of your LOI. The market value of your existing holdings eligible to be aggregated as of the trading day immediately before the start of your LOI period will be credited toward satisfying your LOI. Purchases made at NAV after the establishment of your LOI (as a result of another waiver or sales charge reduction) shall not count toward meeting the amount stated in your LOI. Transamerica Funds will reserve a portion of your shares to cover any additional sales charge that may apply if your LOI amount is not met. Additionally, purchases of one Transamerica fund will not count towards satisfying the amount stated in your LOI for any other Transamerica fund.
•
You may purchase shares of Transamerica Short-Term Bond pursuant to the LOI terms described above. However, an LOI for such purchases of Transamerica Short-Term Bond may be used only to aggregate investments in Transamerica Short-Term Bond up to a maximum of $250,000. Purchases of other Transamerica funds may not be aggregated with purchases of Transamerica Short-Term Bond for purposes of reaching the $250,000 threshold described in this paragraph. Additionally, purchases of Transamerica Short-Term Bond will not count towards satisfying the amount stated in your LOI for any other Transamerica fund.
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By investing as part of a qualified group. An individual who is a member of a qualified group may purchase Class A shares at the reduced sales charge applicable to that group as a whole. A “qualified group” is one which has at least ten members; has been in existence for at least six months; has some purpose in addition to the purchase of mutual fund shares at a discount; has agreed to include fund sales publications in mailings to members; has arrangements made for access to the group which are satisfactory to Transamerica Funds’ transfer agent; has arrangements satisfactory to Transamerica Funds’ transfer agent established for verification that the group meets these requirements; and the group’s sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or a broker-dealer, clients of an investment manager or security holders of a company. Transamerica Funds reserves the right to waive the requirement that the group continue to meet the minimum membership requirement or the requirement that an investor continues to belong to the group in order to qualify for lower sales charges (but not to waive either of these requirements initially). To establish a group purchase program, both the group itself and each participant must complete an application. Please contact Customer Service (1-888-233-4339) for further information and assistance. Qualified group accounts are not eligible to be counted under a rights of accumulation or LOI sales charge reduction or waiver with accounts other than accounts in the qualified group.
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By investing in a SIMPLE IRA plan held by Transamerica Fund Services, Inc. with UMB Bank, N.A. as custodian, you and all plan participants will receive a reduced sales charge on all plan contributions that exceed quantity discount amounts. SIMPLE IRA plan accounts are not eligible to be counted toward a sales charge reduction or waiver with accounts other than accounts in the SIMPLE IRA plan.
Class A Share Quantity Discounts (all funds except Transamerica Strategic Income)
Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested
Under $50,000	5.50%	5.82%
$50,000 to under $100,000	4.75%	4.99%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.75%	2.83%
$500,000 to under $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%	0.00%

Class A Share Quantity Discounts (Transamerica Strategic Income)
Amount of Purchase*	Sales Charge as % of Offering Price	Sales Charge as % of Amount Invested
Under $50,000	4.75%	4.99%
$50,000 to under $100,000	4.00%	4.17%
$100,000 to under $250,000	3.50%	3.63%
$250,000 to under $500,000	2.25%	2.30%
$500,000 to under $1,000,000	1.25%	1.27%
$1,000,000 and over	0.00%	0.00%
*
The transfer agent, Transamerica Fund Services, Inc. must be notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a purchaser acquires shares directly from Transamerica Funds, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions, and must provide enough information to substantiate that claim. When a purchaser acquires shares through a dealer or other financial intermediary, he/she must inform his/her dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A shares of the funds that the purchaser has, directly with Transamerica Funds, or through other accounts with dealers or financial intermediaries. To substantiate a claim, it may be necessary for a purchaser to provide TFS or his/her dealer or other financial intermediary information or records regarding shares of Transamerica Funds held in all accounts (e.g., retirement plan accounts) of the purchaser directly with Transamerica Funds or with one or several dealers or other financial intermediaries, including to substantiate “rights of accumulation” accounts held by a spouse and children under age 21.
Waiver of Class A Initial Sales Charges
Class A shares may be purchased without a sales charge by:
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Current and former trustees, directors, officers, and employees of Transamerica Funds and its affiliates; employees of Transamerica Funds sub-advisers; sales representatives and employees of dealers having a sales agreement with Transamerica Funds’ distributor, TCI; and any family members thereof;
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Any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons;
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“Wrap” accounts or fee-based programs for the benefit of clients of certain broker-dealers or financial institutions;
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Employer-sponsored retirement plans described in Section 401(a), 401(k), 401(m), 403(b) or 457 of the Internal Revenue Code with assets of $1 million or more and whose accounts are held through an Omnibus or plan level arrangement;
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Retirement plans described in Section 401(a), 401(k), 401(m), 403(b), or 457 of the Internal Revenue Code whose accounts are held through an Omnibus or plan level arrangement that purchased Class A shares without a sales charge prior to August 31, 2007;
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Other retirement plans that purchased Class A shares without a sales charge prior to April 28, 2006;
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Other retirement plans whose accounts are held through an arrangement with Morgan Stanley & Co. Incorporated;
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Other retirement plans whose accounts are held through an arrangement with Ascensus (formerly BISYS Retirement);
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Other retirement plans whose accounts are held through an arrangement with Sammons Financial NetworkSM LLC;
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Other retirement plans, non-qualified brokerage accounts, and other accounts that are opened through an arrangement with Transamerica Retirement Advisors, Inc., Transamerica Retirement Solutions Corporation, Transamerica Investors Securities Corporation or Clark Consulting, LLC;
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Other individual retirement accounts held in the Merrill Lynch Investor Choice Annuity (IRA Series) with Transamerica Advisors Life Insurance Company and Transamerica Financial Life Insurance Company;
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Certain financial intermediaries who have entered into an agreement with Transamerica Capital, Inc. to offer shares to self-directed investment brokerage accounts or on self-directed platforms that may or may not charge a transaction fee to their customers (Please see the “Appendix – Waivers and Discounts Available from Intermediaries” for more information);
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Employees of SS&C Global Investor & Distribution Solutions, Inc., for such time as SS&C Global Investor & Distribution Solutions, Inc. has an active service agreement with Transamerica Funds; and
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Employees of State Street Bank & Trust Company, for such time as State Street Bank & Trust Company has an active service agreement with Transamerica Funds.
Investments by the retirement plan accounts mentioned above are not eligible to be counted under a rights of accumulation or letter of intent sales charge reduction or waiver with accounts other than accounts in the retirement plan.
Any person listed above (including retirement plan accounts and retirement plans) who requests a waiver of sales charges must provide adequate information to his/her broker-dealer or other financial intermediary or the funds’ distributor to substantiate such request.
Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.
Waiver of Class A and Class C Contingent Deferred Sales Charges
You will not be assessed a sales charge in the following situations:
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Following the death of the shareholder on redemptions from the deceased person’s account only. If this deceased person’s account is re-registered to another name, sales charges would continue to apply to this new account. The transfer agent will require satisfactory proof of death before it determines to waive the CDSC fee.
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Following the total disability of the shareholder (as determined by the Social Security Administration — applies only to shares held at the time the disability is determined). The transfer agent will require satisfactory proof of disability before it determines to waive the CDSC fee.
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On redemptions made under Transamerica Funds’ systematic withdrawal plan (may not exceed an annualized 12% of the account value per fund on the day the systematic withdrawal plan was established).
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If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived. Please refer to the Reinvestment Privilege section for further instructions.
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For clients of broker-dealers that redeem Class C shares for which the selling broker-dealer was not paid an up-front commission by TCI. Please refer to the Reinvestment Privilege section for further instructions.
Information on sales charge reductions and/or waivers can also be found (free of charge) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/choosing-a-share-class.pdf.

The Following Information Applies to Class R3 Shares
Class R3 Availability
Class R3 shares of the fund are intended for purchase into IRA rollover accounts by participants in certain retirement plans described below and under the following conditions:
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401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans (eligible retirement plans) and individual retirement accounts (“IRAs”).
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The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R3 shares in certain investment products or programs.
The financial service firm serving as an intermediary can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a plan, participants should contact their financial service firm serving as an intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee charges and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the return of investments in Class R3 shares of the fund.
Opening an Account and Purchasing Shares
Class R3 shares are offered in a specific IRA that plan participants may choose to invest in should they have a need for a rollover IRA. The primary method of distribution for Class R3 shares is an “education-only” team that focuses on participants with retirement asset balances of less than $50,000.
There is no minimum investment for eligible retirement plans investing in Class R3 shares.
Please refer to the retirement plan documents for information on how to purchase Class R3 shares of the fund and any fees that may apply.
Transamerica Funds must receive your payment within two business days after your order is accepted.
Selling Shares
If you own Class R3 shares, please refer to the retirement plan documents for information on how to redeem Class R3 shares of the fund.
Shares are redeemed at NAV.
Shares will normally be redeemed for cash, although the fund retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The fund may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the SAI for more details.
Please see additional information relating to original signature guarantee later in this prospectus.
Exchanging Shares
For Class R3 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.
An exchange of shares in one fund for shares of another fund is considered a redemption followed by a purchase and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. You should consult your tax advisor before making an exchange.

The Following Information Applies to Class R6 Shares
Class R6 Availability
Class R6 shares of the funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions:
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401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans, IRAs, and certain Transamerica-sponsored asset allocation funds, as well as participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).
•
For applicable plans, Class R6 shares are available only to eligible plans where Class R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
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The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R6 shares in certain investment products or programs.
The financial service firm serving as an intermediary can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a plan, participants should contact their financial service firm serving as an intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee charges and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the return of investments in Class R6 shares of the funds.
Opening an Account and Purchasing Shares
Eligible retirement plans generally may open an account and purchase Class R6 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R6 shares of the funds. Additional shares may be purchased through a retirement plan’s administrator, record-keeper or financial service firm serving as an intermediary. There is no minimum initial investment for Class R6 shares.
Please refer to the retirement plan documents for information on how to purchase Class R6 shares of the funds and any fees that may apply.
Transamerica Funds must receive your payment within two business days after your order is accepted.
Selling Shares
If you own Class R6 shares, please refer to the retirement plan documents for information on how to redeem those shares of the funds.
Shares will normally be redeemed for cash, although each fund retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The funds may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the SAI for more details.
Exchanging Shares
For Class R6 shares, if authorized by your plan, you can request an exchange of your shares in one fund for the same class of shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.

Features and Policies
Customer Service
Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamerica.com.
You may also send instructions by mail or by fax by using the information in the “How to Contact the Funds” section above, or by using our automated phone system at 1-888-233-4339.
Uncashed Checks Issued on Your Account
If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the NAV next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original funds that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in Transamerica Government Money Market.
Minimum Dividend Check Amounts
To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.
Minimum Account Balance
Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, Transamerica Funds reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs associated with maintaining the account. Transamerica Funds generally provides a 60-day notification to the address of record prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:
Account Balance (per fund account)	Fee Assessment (per fund account)
If your balance is below $1,000 per fund account, including solely due to declines in NAV	$25 annual fee assessed, until balance reaches $1,000
No fees will be charged on:
•
accounts opened within the preceding 12 months
•
accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)
•
accounts owned by an individual that, when combined by Social Security Number, have a balance of $5,000 or more
•
accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more
•
accounts for which Transamerica Funds in its discretion has waived the minimum account balance requirements
•
UTMA/UGMA accounts (held at Transamerica Funds)
•
UMB Bank, N.A. Custodial Accounts (held at Transamerica Funds)
•
Coverdell ESA accounts (held at Transamerica Funds)
•
Omnibus and Network Level 3 accounts
While there is currently no minimum account size for maintaining a Class I share account, the funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.
Telephone Transactions
Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time. Customers can remove telephone options by submitting a letter of instructions.

Retirement and Coverdell ESA UMB Bank, N.A. Account Maintenance Fees
Retirement plan and Coverdell ESA accounts custodied by UMB Bank, N.A. and held directly with Transamerica Funds are subject to an annual custodial fee of $17.50 per fund account.
An A-share account that holds shares converted from a C-share account shall be considered as part of the original C-share account for purposes of this fee and only the A-share account will be subject to the fee. TFS may waive the annual custodial fee at its discretion.
Professional Fees
Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.
Signature Guarantee
An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. For certain requests, a notary may be accepted.
An original signature guarantee is typically required if any of the following is applicable:
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You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.
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You would like a check made payable to anyone other than the shareholder(s) of record.
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You would like a check mailed to an address which has been changed within 10 days of the redemption request.
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You would like a check mailed to an address other than the address of record.
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You would like your redemption proceeds wired to a bank account other than a bank account of record.
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Wire or ACH proceeds to a bank account changed within 10 days of the redemption request.
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You are adding or removing a shareholder from an account.
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You are changing ownership of an account.
•
When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.
•
Transactions requiring supporting legal documentation.
The funds reserve the right to require an original signature guarantee or a notary under other circumstances or to reject or delay a redemption on certain legal grounds.
An original signature guarantee or notary may be refused if any of the following is applicable:
•
It does not appear valid or in good form.
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The transaction amount exceeds the surety bond limit of the signature guarantee.
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The guarantee stamp has been reported as stolen, missing or counterfeit.
Certain direct institutional accounts may utilize alternative methods in place of a signature guarantee with prior approval from Transamerica. Contact Transamerica for additional details.
Note:  For certain maintenance and non-financial requests, Transamerica Funds may require a Signature Validation Program Stamp for your protection. When an institution provides a Signature Validation Program Stamp, it assures Transamerica Funds that the signature and instructions are yours and that you have the authority to provide the instruction(s) contained within the request.
Electronic Signatures
Transamerica may accept electronic signatures in certain circumstances. Please contact Customer Service (1-888-233-4339) to see if you are eligible for this feature.
Paperless Legal Program
Transamerica may accept requests to transfer or redeem accounts having an original signature guarantee without the necessity to include additional legal documentation. The shareholder should contact their signature guarantor regarding all documentation that may be required to obtain an original signature guarantee.
Employer Sponsored Accounts
If you participate in an employer sponsored retirement plan and wish to make an allocation change to your current fund selection, you or your financial professional must notify Transamerica Funds by phone or in writing. Please also remember to inform your employer of the change(s) to your fund allocation. Documentation for allocations submitted online or in writing from your employer will be used to allocate your contributions. This documentation will supersede all other prior instructions received from you or your financial professional. (Note: If you perform a partial or complete exchange to a new fund selection, your current fund allocation will remain unchanged for future contributions unless specified otherwise.)
E-Mail Communication
As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all account-specific requests be submitted only via online (required to be established in advance), telephone, mail or fax. Establishing an online account can be done by logging into the Transamerica Funds website at https://secureaccountview.com/BFWeb/clients/transamerica/index.
•
The Account Login page will be displayed, underneath the Login screen, select the Red “New User” button.
•
The Account Access: New User Setup screen will be displayed.
•
Select a username, enter your social security number/EIN, account number and establish your password, following the instructions on the page.
You can also contact Transamerica at 1-888-233-4339, Monday through Friday between 8:00 a.m. and 7:00 p.m. (Eastern time) to establish an online account.
Reinvestment Privilege (Does not apply to Class I or Class R6 shares)
Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund, in shares of the same class as the shares that you sold. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.
Statements and Reports
Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fees is disclosed in this prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of the prior year’s income dividends and capital gains distributions will be mailed to shareholders early each year.
Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.
eDelivery
By enrolling in eDelivery, you are notified via e-mail when shareholder documents are available for viewing on our website such as account statements, financial transaction confirmations, prospectuses, tax forms, and annual and semi-annual reports. With eDelivery, you can save time by receiving e-mail notifications days before documents might be received through the postal service; reduce clutter by reducing the amount of paper for filing, shredding, or recycling; lower environmental impact by cutting paper waste and transportation requirements; and enjoy added security by accessing your information electronically through our secure website link.
You can enroll in eDelivery when you initially complete your application and include your e-mail address. If your account is already established, visit our website at https://www.transamerica.com/investments/mutual-fund-prospectus. Click on “Login,” select “Individual”, click next; select “Mutual Funds”, click next; and log into your account. When you have logged into your account, select the “Electronic Delivery” option and follow the simple enrollment steps provided.
Right to Terminate or Suspend Account Privileges
A fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the fund’s policy to detect and deter frequent purchases, redemptions and exchanges, the fund may review and consider the history of frequent trading activity in all accounts in the Transamerica Funds known to be under common ownership or control. The fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the fund determines, in the exercise of its discretion, has engaged in such trading activity.

Market Timing/Excessive Trading
Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.
The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.
While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements.
The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.
Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.
Reallocations in underlying series of Transamerica Funds by an Asset Allocation Fund that invests in other series of Transamerica Funds in furtherance of a fund’s objective are not considered to be market timing or excessive trading.
Transamerica Funds’ excessive trading policies do not apply to Transamerica Government Money Market, Transamerica Short-Term Bond and Transamerica UltraShort Bond.
Additional Information
This prospectus and the SAI provide information concerning the funds that you should consider in determining whether to purchase shares of a fund. A fund may make changes to this information from time to time. A fund's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the SAI.
A fund that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.
Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights of any shareholder, other than rights conferred by federal or state securities laws.
The funds may enter into contractual arrangements with various parties, including the funds' investment manager, who provides services to the funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of those contractual arrangements.
To the extent authorized by law, the funds reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us. Individual states may have their own requirements. For more information regarding escheatment and unclaimed property in your state, ask your salesperson or visit your financial intermediary’s website.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the funds until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the transaction amount (in dollars, shares or percentage terms); the names, fund and account number(s) and allocations to and/or from the fund accounts affected by the requested transaction; the signatures of all owners (exactly as registered on the account) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents and signature guarantees. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect any purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. “Received” or receipt in good order generally means that everything necessary must be received by the funds, at our mailing address specified in this prospectus. We reserve the right to reject electronic transactions that do not meet our requirements.
Pricing of Shares
How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV, plus any applicable sales charge, that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund, an authorized intermediary, or the mail processing center located in Kansas City, Missouri.
When Share Price Is Determined
The NAV of each fund (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each fund will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the value of a fund’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds). These securities will be valued pursuant to the funds’ Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.
Purchase orders for shares of the Asset Allocation Funds that are received in good order and accepted as of the scheduled close of regular trading on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the Asset Allocation Funds are received and accepted. For purchases of shares of the Asset Allocation Funds through the National Securities Clearing Corporation (“NSCC”), orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the Asset Allocation Funds.
How NAV Is Calculated
The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.
The value of a fund’s securities and other assets for purposes of determining the fund’s NAV is determined pursuant to valuation procedures of the funds and TAM. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds’ Board. TAM has formed a valuation committee to assist with its designated responsibilities as valuation designee (the “Valuation Committee”).
In general, securities and other investments are valued based on prices at the close of regular trading on the NYSE.

Equity securities, swaps, and options listed or traded on securities exchanges (except for the securities traded on NASDAQ/NMS), including ETFs, dollar-denominated foreign securities and ADRs, are normally valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price will generally be the NASDAQ Official Closing Price (“NOCP”).
The market price for debt obligations (except short-term obligations that will mature in 60 days or less) and for swaps that are not traded on a securities exchange is generally the price supplied by an independent third-party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies to identify the market value of the security or instrument.
Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Foreign securities are generally priced as described above for the particular type of security (i.e., equity securities or debt securities). The prices for foreign securities are converted from the local currency into U.S. dollars using current exchange rates.
Market quotations for securities prices may be obtained from automated pricing services.
Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company.
ETF shares are normally valued at the most recent sale price or official closing price on the exchange on which they are traded.
When an authorized pricing service does not provide a price or the price provided is believed by the Valuation Committee to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such a price or quotation for a security is not readily available, or is believed by the Valuation Committee to be unreliable, then the Valuation Committee will fair value such fund investment, in good faith, in accordance with fair valuation procedures.
The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.
Valuing securities in accordance with fair valuation procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The Valuation Committee makes fair value determinations in good faith in accordance with the valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.
The prices that a fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.
Distribution of Shares
Distributor
Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, CO 80202, underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. TCI is an affiliate of the investment manager and the funds.
The funds may pay TCI, or its agent, fees for its services. Of the distribution and service fees it usually receives for Class A shares, TCI, or its agent, may reallow or pay to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C, Class R, Class R3 and Class R6 shares, among other share classes, TCI, or its agent, may share revenue with brokers, dealers or intermediaries who sold shares.
Distribution Plan
Each fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the “Plan”) for each class of shares (except Class I, Class R6 and Class T shares).
The Plan permits the use of fund assets to pay distribution and service fees for the sale and distribution of its shares. These fees are used to pay TCI, broker-dealers, financial intermediaries and other professionals who sell fund shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses.

Under the Plan, each fund pays the following distribution and service fees (as a percentage of the fund’s average daily net assets):
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Class A Shares – Up to 0.25%
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Class C Shares – Up to 1.00%
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Class R Shares – Up to 0.50%
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Class R3 Shares – Up to 0.25%
Because these fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Even though Class C shares do not carry up-front sales loads, the higher distribution and service fees payable by those shares under the Rule 12b-1 Plan, may over time, be higher than the total fees paid by owners of Class A shares.
Other Distribution and Service Arrangements
TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.
TCI engages in wholesaling activities designed to support, maintain, and increase the number of financial intermediaries who sell shares of the funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, the funds to financial intermediaries and providing sales training, retail broker support and other services. Payment for these activities is made by TCI, TAM and their affiliates out of profits and other available sources, including revenue sharing payments from others.
TCI (in connection with, or in addition to, wholesaling services), TAM and fund sub-advisers, directly or through TCI, out of their past profits and other available sources, may provide cash payments or non-cash compensation to affiliated (Transamerica Financial Advisors, Inc. (“TFA”)) and unaffiliated brokers and other financial intermediaries who have sold shares of the funds, promote the distribution of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the funds.
Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the funds and/or fund shareholders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a fund on a sales list or mutual fund trading platform, including a preferred or select sales list or trading platform, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically. These cash payments may take a variety of forms, including (without limitation), annual flat fees, reimbursement of ticket charges, additional compensation based on sales, on-going fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales for a particular period; (ii) as a percentage of gross or net assets under management; (iii) as a fixed or negotiated flat fee dollar amount; or (iv) based on a combination of any of these methods. During 2024, in general, payments calculated as a percentage of sales ranged from [ ] basis points [( %) to [ ] basis points ( %), payments calculated as a percentage of assets under management ranged from [ ] basis points [( %) to [ ] basis points ( %), and flat annual fees ranged from $[ ] to $[ ] (calculated after revenue sharing offsets for sales), which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of December 31, 2024, TCI had revenue sharing agreements with more than [ ] broker dealers and other financial intermediaries including, without limitation: [Ameriprise Financial Services, Inc.; Advisor Group, Inc./Osaic Wealth, Inc. (FSC Securities, Royal Alliance, SagePoint, Questar, Woodbury Financial Services, Securities America, Triad, American Portfolios, and Infinex Investments, Inc.); Atria Wealth Solutions, Inc. (Cadaret Grant & Co., CUSO Financial, Next Financial, Sorrento, and Western International Securities, Inc.); Avantax Investment Services, Inc.; Cabot Lodge Securities, LLC; Cambridge Investment Research; Centaurus Financial, Inc.; Cetera Financial Group, Inc. (Cetera Advisors, LLC, Cetera Advisor Networks, LLC, Cetera Financial Specialists,

LLC, Cetera Investment Services, LLC, First Allied, Summit Brokerage Services, Inc.); Charles Schwab; Citigroup Global Markets, Inc.; Citizens Securities Inc.; Commonwealth Financial Network; D.A. Davidson & Co., Inc.; Edward Jones; Equitable Advisors, LLC; Equity Services, Inc.; Financial Data Services, Inc.; GWFS Equities Inc.; Geneos Wealth Management; Great West Financial; Hantz Financial Services, Inc.; Independent Financial Group, LLC; Janney Montgomery Scott; J.P. Morgan Securities LLC; Kestra Investment Services; LPL Financial Corp.; Logan Group Securities; Merrill Lynch; Morgan Stanley Smith Barney; MML Investors Services; Mutual of Omaha Investor Services Inc.; National Financial Services, Inc.; OneAmerica Securities Inc.; Oppenheimer & Co.; Park Avenue Securities; Pershing LLC; Principal Connectivity; PNC Investments; Pursche Kaplan Sterling; Securian Financial Services Inc.; Raymond James and Associates, Inc.; Raymond James Financial Services, Inc.; RBC Wealth Management; Stifel Nicolaus & Company Inc.; TD Ameritrade; UBS Financial Services, Inc.; United Planners Financial Services of America; US Bancorp Investments, Inc.; Voya Financial Advisors, Inc.; Wells Fargo Advisors, LLC; and World Equity Group Inc.] [TO BE UPDATED] For the calendar year ended December 31, 2024, TCI paid approximately $[ ] million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2025, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
For the calendar year ended December 31, 2024, TCI and its affiliates received revenue sharing payments from asset managers including [Rothschild; Thompson Siegel and Walmsley; Aegon Asset Management; BlackRock; Fidelity Investments; Franklin Templeton; J.P. Morgan Asset Management; Janus Henderson; Madison Investments; Milliman Financial Risk Management; PGIM Quantitative Solutions; PineBridge; Systematic Financial; Wellington, PIMCO; T. Rowe Price; and Goldman Sachs] [TO BE UPDATED] in the amount of $[ ] to participate in TCI sponsored events.
As of December 31, 2024, TAM made revenue sharing payments to approximately [ ] financial intermediaries with respect to the funds, the most sizeable of which were to [TCI and Transamerica Life Insurance Company]. [For the same period, TAM did not receive any revenue sharing payments from financial services firms].
TAM also serves as investment manager to certain funds of funds that are underlying investment options for Transamerica insurance products. TCI and its affiliates make revenue sharing payments to, or receive revenue sharing payments from, affiliates of certain underlying unaffiliated funds within Transamerica insurance products for the provision of services to investors and distribution activities. These amounts are in addition to any revenue sharing programs described above with respect to mutual fund distributors. A financial intermediary may receive both mutual fund-related and insurance-related revenue sharing payments.
In addition, while TCI typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, TCI may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled “Dealer Reallowances” of the SAI.)
From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also, to the extent permitted by applicable law, pay non-cash compensation or revenue sharing to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) ad hoc sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law. TCI and TAM may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation is in addition to the overall revenue sharing arrangements described above.
The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.
Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. A shareholder should ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates and fund sub-advisers to the extent the payments result in more assets being invested in the funds on which fees are being charged.
Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment manager or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.

Class I shares of the funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with Transamerica Funds on behalf of their customers. Service agents may impose additional or different conditions than Transamerica Funds on purchases, redemptions or exchanges of fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees or other amounts in connection with purchases, sales and redemptions of fund shares in addition to any fees charged by Transamerica Funds. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom Transamerica Funds may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize TAM’s investment management services or invest in the funds or in other products sponsored by TAM and its affiliates.
Distributions and Taxes
Dividends and Distributions
Each fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each fund generally pays any distributions of net capital gains annually.
Each fund generally pays any dividends from net investment income annually, except Transamerica Strategic Income, which declares dividends daily and pays dividends monthly and Transamerica Sustainable Equity Income, which pays dividends quarterly.
Notwithstanding the foregoing, the Board of Trustees of Transamerica Funds has delegated authority to TAM to change the frequency with which dividends are declared and paid by a fund, including if a fund does not have any income to distribute, and to declare and make payments of long-term capital gains with respect to a fund as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.
Taxes on Distributions in General
A fund will not generally have to pay income tax on amounts it distributes to shareholders. Shareholders will generally be taxed on distributions (other than exempt-interest dividends paid by Transamerica High Yield Muni and Transamerica Intermediate Muni and any distributions treated as a return of capital) whether such distributions are paid in cash or reinvested in additional shares.
The following are guidelines for how certain distributions by a fund are generally taxed to non-corporate shareholders under current federal income tax law:
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Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed as long-term capital gains, generally at reduced rates, regardless of how long the shareholders have held their shares. Certain capital gain dividends attributable to dividends received from U.S. REITs may be taxable to noncorporate shareholders at a rate other than the generally applicable reduced rates.
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Distributions reported as paid from a fund’s “qualified dividend income” may be taxable to shareholders as qualified dividend income at reduced rates. Qualified dividend income generally is income derived from certain dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding period requirements in order for the shareholder to obtain the benefit of the tax rates applicable to qualified dividend income.
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Distributions from tax-exempt interest income earned by Transamerica High Yield Muni and Transamerica Intermediate Muni, called “exempt-interest dividends,” are exempt from regular federal income tax and, in general, are not tax preference items for purposes of the federal alternative minimum tax (the “AMT”) applicable to individuals.
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Distributions in excess of a fund’s earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her fund shares, and as a capital gain thereafter (assuming the shareholder holds the shares as capital assets). A distribution treated as a return of capital will not be taxable currently but will reduce the shareholder’s tax basis in his or her shares, which will generally increase the gain (or decrease the loss) that will be recognized on a subsequent sale or exchange of the shares.
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Other distributions generally will be taxed at ordinary income tax rates.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates or trusts. For these purposes, dividends (other than exempt-interest dividends), interest, and certain capital gains are generally taken into account in computing a shareholder’s net investment income.
If a fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.
Each fund in which you invest will send you a tax report annually summarizing the amount and tax aspects of your distributions. If you buy shares of a fund shortly before it makes a taxable distribution (other than, in general, regular monthly distributions paid by funds that declare dividends daily), the distribution will be generally taxable to you even though it may effectively represent a return of a portion of your investment. This is known as “buying a dividend.”
Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income, even if the distribution is wholly or in part attributable to exempt-interest dividends received by the tax-deferred account. These accounts are subject to complex tax rules, and tax-deferred account investors should therefore consult their tax advisers regarding their investments in a tax-deferred account.
Funds that invest in other funds (“asset allocation funds”) may recognize income on distributions from underlying funds in which they invest and may also recognize gains and losses if they redeem or sell shares in underlying funds. Distributions of net capital gains or qualified dividend income of either the asset allocation funds or underlying funds will generally be taxed at reduced long-term capital gain rates when distributed to noncorporate shareholders of the asset allocation funds. Other distributions, including short-term capital gains, generally will be taxed as ordinary income. The structure of such asset allocation funds and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.
Taxes on the Sale or Exchange of Shares
If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss. Sales or exchanges of shares of Transamerica Government Money Market will not result in capital gain or loss if that fund maintains a constant net asset value per share.
Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares.
Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price, on the price at which any dividends may have been reinvested, and on the amount of any distributions treated as returns of capital for federal income tax purposes, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain or loss.
Withholding Taxes
A fund in which you invest may be required to apply backup withholding of U.S. federal income tax on all distributions payable to you (including exempt-interest dividends) if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service (the “IRS”) that you are subject to backup withholding.
The backup withholding rate is currently 24%. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax applicable to shareholders that are not U.S. persons.
Non-Resident Alien Withholding
Dividends and certain other payments (but not distributions of net capital gains or exempt-interest dividends) to persons who are not citizens or residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. The 30% withholding described in this paragraph will not be imposed on any dividends reported as interest-related dividends or as short-term capital gain dividends. Each fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty.

Non-U.S. Persons and investors changing a mailing address to a non-U.S. address will need to provide an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation.
Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions (but not distributions of exempt-interest dividends) payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.
Other Tax Information
This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a fund. More information is provided in the SAI of the funds. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the funds.

Financial Highlights

The Financial Highlights tables are intended to help you understand a fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by _________________, an Independent Registered Public Accounting firm, whose report, along with the fund’s financial statements, is included in the October 31, 2024 report filed on Form N-CSR, which is available to you upon request. All references to a fund's Notes to Financial Statements within the Financial Highlights tables refer to the applicable section of a fund's applicable report filed on Form N-CSR.
If a fund shows performance for a class not offered by this prospectus, financial highlights are shown for that class in this section.
[TO BE UPDATED BY AMENDMENT]

Appendix - Waivers and Discounts Available from Intermediaries

The availability of certain sales charge waivers and discounts will depend on how you purchase your shares, including whether you purchase your shares through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, certain of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts. The sales charge waivers and discounts described in this Appendix have been provided by the named intermediaries and are available only if you purchase your shares through the particular intermediary. Please contact the applicable intermediary with any questions regarding how that intermediary applies the policies described below and for assistance in determining whether you may qualify for a particular sales charge waiver or discount.
The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”) and (ii) Transamerica Series Trust (“TST”) (collectively, the “Transamerica Fund Family”).
Ameriprise Financial (“Ameriprise”):
Shareholders purchasing fund shares through an Ameriprise platform or account will be eligible for the following front-end sales charge waivers and discounts with respect to Class A shares, which may differ from those disclosed elsewhere in the prospectus or SAI.
Class A Shares Front-end Sales Charge Waivers Available at Ameriprise
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Transamerica Fund Family).
•
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•
Employees and registered representatives of Ameriprise or its affiliates and their immediate family members.
•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•
Shares purchased from the proceeds of redemptions from another fund within the Transamerica Fund Family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Baird (“Baird”):
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the prospectus or the SAI.
Front-end Sales Charge Waivers on Class A shares Available at Baird
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
•
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
•
Shares purchased from the proceeds of redemptions from another fund in the Transamerica Fund Family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•
A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•
Shares purchased through employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and Class C shares Available at Baird
•
Shares sold due to death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Shares bought due to returns of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus
•
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•
Shares acquired through a right of reinstatement
Front-end Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•
Breakpoints as described in the prospectus
•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Transamerica Fund Family assets held by accounts within the purchaser’s household at Baird. Eligible Transamerica Fund Family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of funds within the Transamerica Fund Family through Baird, over a 13-month period of time
D.A. Davidson & Co. (“D.A. Davidson”):
Shareholders purchasing fund shares, including existing fund shareholders, through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the prospectus or the SAI.
Front-end Sales Charge Waivers on Class A shares Available at D.A. Davidson
•
Shares purchased within the Transamerica Fund Family through a systematic reinvestment of capital gains and dividend distributions.
•
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
•
Shares purchased from the proceeds of redemptions within the Transamerica Fund Family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
•
A shareholder in a fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
CDSC Waivers on Class A and Class C shares Available at D.A. Davidson
•
Death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•
Return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
•
Shares acquired through a right of reinstatement.
Front-end Sales Charge Discounts Available at D.A. Davidson: Breakpoints, Rights of Accumulation and/or Letters of Intent
•
Breakpoints as described in the prospectus.
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Transamerica Fund Family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible Transamerica Fund Family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Transamerica Fund Family, over a 13-month time period. Eligible Transamerica Fund Family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co., L.P. (“Edward Jones”):
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:

Effective on or after August 8, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the fund’s prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Transamerica Fund Family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
•
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Transamerica Fund Family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Transamerica Fund Family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Transamerica Fund Family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
•
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
•
Shares purchased in an Edward Jones fee-based program.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•
Shares purchased from the proceeds of redeemed shares of the Transamerica Fund Family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
•
The redemption and repurchase occur in the same account.
•
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
•
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
•
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

•
Purchases of Class 529-A shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•
The death or disability of the shareholder.
•
Systematic withdrawals with up to 10% per year of the account value.
•
Return of excess contributions from an Individual Retirement Account (“IRA”).
•
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•
Shares exchanged in an Edward Jones fee-based program.
•
Shares acquired through NAV reinstatement.
•
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•
Initial purchase minimum: $250
•
Subsequent purchase minimum: none
Minimum Balances
•
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•
A fee-based account held on an Edward Jones platform
•
A 529 account held on an Edward Jones platform
•
An account with an active systematic investment plan or LOI
Exchanging Share Classes
•
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Janney Montgomery Scott LLC (“Janney”):
Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Front-end Sales Charge* Waivers on Class A shares available at Janney
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Transamerica Fund Family).
•
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•
Shares purchased from the proceeds of redemptions within the Transamerica Fund Family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•
Shares acquired through a right of reinstatement.
•
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and Class C Shares available at Janney
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•
Shares purchased in connection with a return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•
Shares acquired through a right of reinstatement.
•
Shares exchanged into the same share class of a different fund.
Front-end Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation and/or Letters of Intent
•
Breakpoints as described in the fund’s prospectus.
•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Transamerica Fund Family assets held by accounts within the purchaser’s household at Janney. Eligible Transamerica Fund Family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Transamerica Fund Family, over a 13-month time period. Eligible Transamerica Fund Family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an “initial sales charge.”
J.P. Morgan Securities LLC (“J.P. Morgan Securities”):
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the funds’ prospectus or SAI.
Front-end Sales Charge Waivers on Class A shares Available at J.P. Morgan Securities
•
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities’ share class exchange policy.
•
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
•
Shares of funds purchased through J.P. Morgan Securities Self-Directed Investing accounts.
•
Shares purchased through rights of reinstatement.
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Transamerica Fund Family).
•
Shares purchased by employees and registered representatives of J.P. Morgan Securities or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities.
Class C to Class A share Conversion
•
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities’ policies and procedures.
CDSC Waivers on Class A and Class C shares Available at J.P. Morgan Securities
•
Shares sold upon the death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•
Shares purchased in connection with a return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•
Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at J.P. Morgan Securities: Breakpoints, Rights of Accumulation and Letters of Intent
•
Breakpoints as described in the prospectus.
•
Rights of accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of the Transamerica Fund Family assets held by accounts within the purchaser’s household at J.P. Morgan Securities. Eligible Transamerica Fund Family assets not held at J.P. Morgan Securities (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
•
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Transamerica Fund Family, through J.P. Morgan Securities, over a 13-month period of time (if applicable).

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill”):
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds (the referenced Merrill documents and website do not form a part of this prospectus). Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•
Shares purchased through a Merrill investment advisory program.
•
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
•
Shares purchased through the Merrill Edge Self-Directed platform.
•
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
•
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
•
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
•
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end and Level Load Shares Available at Merrill
•
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3)
•
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
•
Shares sold due to return of excess contributions from an IRA account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
•
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Smith Barney LLC (“Morgan Stanley”):
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•
Shares purchased through a Morgan Stanley self-directed brokerage account.
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•
Shares purchased from the proceeds of redemptions within the Transamerica Fund Family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Oppenheimer & Co. (“Oppenheimer”):
Effective February 26, 2020, shareholders purchasing fund shares through an Oppenheimer platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Oppenheimer
•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•
Shares purchased by or through a 529 Plan
•
Shares purchased through a Oppenheimer affiliated investment advisory program
•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Transamerica Fund Family)
•
Shares purchased from the proceeds of redemptions within the Transamerica Fund Family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
•
A shareholder in the fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Oppenheimer
•
Employees and registered representatives of Oppenheimer or its affiliates and their family members
•
Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in the prospectus
CDSC Waivers on A, B and C Shares available at Oppenheimer
•
Death or disability of the shareholder
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
•
Return of excess contributions from an IRA Account
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
•
Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer
•
Shares acquired through a right of reinstatement
Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent
•
Breakpoints as described in the prospectus
•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Transamerica Fund Family assets held by accounts within the purchaser's household at Oppenheimer. Eligible Transamerica Fund Family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Raymond James affiliates (“Raymond James”):
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Raymond James
•
Shares purchased in an investment advisory program.
•
Shares purchased within the Transamerica Fund Family through a systematic reinvestment of capital gains and dividend distributions.
•
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•
Shares purchased from the proceeds of redemptions within the Transamerica Fund Family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•
A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C Shares available at Raymond James
•
Death or disability of the shareholder.
•
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•
Return of excess contributions from an IRA Account.
•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•
Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
•
Breakpoints as described in the prospectus.
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Transamerica Fund Family assets held by accounts within the purchaser’s household at Raymond James. Eligible Transamerica Fund Family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Transamerica Fund Family, over a 13-month time period. Eligible Transamerica Fund Family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

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Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.
Transamerica Funds
1801 California Street, Suite 5200
Denver, CO 80202
Customer Service: 1-888-233-4339
Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945
ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information dated [March 1, 2025], as may be further supplemented or revised from time to time, in the annual and semi-annual reports to shareholders, and in Form N-CSR. The Statement of Additional Information is incorporated by reference into this prospectus.
Information about the funds (including the Statement of Additional Information) has been filed with and is available from the SEC. Copies of this information may be obtained upon payment of a duplication fee or by electronic request at the following e-mail address, publicinfo@sec.gov. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.
To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about the funds, call or write to Transamerica Funds at the phone number or address above or visit Transamerica Funds website at www.transamerica.com. In each Transamerica Fund annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. In Form N-CSR, you will find each fund’s annual and semi-annual financial statements.
Each fund’s most recently calculated net asset value per share is available on our website at www.transamerica.com.
www.transamerica.com
Sales Support: 1-800-851-7555
Distributor: Transamerica Capital, Inc.
The Investment Company Act File Number for Transamerica Funds is 811-04556.

Transamerica Funds
Prospectus [March 1, 2025]

Class I2 Shares

Fund	Ticker
Transamerica Emerging Markets Equity (formerly, Transamerica Emerging Market Opportunities)	TEOJX
Transamerica International Focus	None
Transamerica Small Cap Value	None
Transamerica Strategic Income (formerly, Transamerica Unconstrained Bond)	None
Transamerica Sustainable Equity Income	TRDIX

Each of the funds listed above is a series of Transamerica Funds.

Neither the U.S. Securities and Exchange Commission nor U.S. Commodity Futures Trading Commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.
The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
MPCAI20325

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.78%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total annual fund operating expenses	[ ]%
1
Management fees have been restated to reflect a reduction in management fees effective August 30, 2024.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class I2	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [ ]% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”)) of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”) considers emerging markets countries to be those countries (1) included in the MSCI Emerging Markets Index, the fund’s benchmark, or the MSCI Frontier Markets Index or (2) other countries with similar emerging or frontier market characteristics, as determined by the sub-adviser (for example, relatively low gross national product per capita compared to the world’s major economies). The fund will normally invest primarily in emerging market companies that the sub-adviser believes have above-average potential for capital appreciation based on its fundamental research and analysis.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The sub-adviser strives to identify companies whose shares are underpriced relative to their intrinsic value. The fund is managed with reference to the MSCI Emerging Markets Index as to country allocation, which may change over time, but the fund is not benchmark constrained. The sub-adviser intends, under normal circumstances, to have approximately 40-80 equity securities in the fund’s portfolio.
Pursuant to a value investing philosophy, the sub-adviser seeks to invest in securities that the sub-adviser believes provide a discount or “margin of safety” between a security’s price and what the sub-adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). To first narrow the fund’s investment universe, the sub-adviser uses quantitative screening tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the sub-adviser combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the sub-adviser seeks to invest in companies identified as having attractive risk-reward profiles. The sub-adviser considers these to be companies that it identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The sub-adviser also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
The sub-adviser may invest in securities that are convertible into securities of foreign issuers. The sub-adviser will generally invest in small, medium and large capitalization companies.
The sub-adviser may invest in unaffiliated investment companies, including exchange-traded funds (“ETFs”), and may also invest a portion of its assets in real estate investment trusts (“REITs”).
The fund may invest a significant portion of its assets in investments located in or operating in one country or a small number of countries. The fund’s benchmark index currently includes substantial exposure to China, including China A-shares.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain
1
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium Capitalization Companies – The  fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
2
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

China A–Shares – The fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the fund’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.
In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the fund.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility, and may generate greater amounts of short-term capital gains.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
3
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
4
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Prior to August 30, 2024, the fund had a different name, a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class I2

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	Since Inception	Inception Date
Class I2				12/19/2019
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	12/19/2019
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
[Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for the period shown because it reflects the tax benefit of capital losses realized on the sale of fund shares.]
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Thompson, Siegel & Walmsley LLC Portfolio Manager:
Elliott W. Jones, CFA	Portfolio Manager	since August 2024
Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents.
You buy and redeem shares at the fund’s next-determined net asset value (“NAV”) after receipt of your request in good order. There is no investment minimum for investments in Class I2 shares of the fund.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
5
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Transamerica International Focus

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.75%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total annual fund operating expenses	[ ]%
1
Management fees have been restated to reflect a reduction in management fees effective October 25, 2024.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class I2	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [__]% of the average value of its portfolio.
Principal Investment Strategies: The fund’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, REITS, and warrants. In selecting investments for the fund, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub-adviser will normally invest the fund’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the fund’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser.
The sub-adviser normally allocates the fund’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the fund’s assets in issuers of a small number of industries or sectors. The fund typically invests in a relatively small number of companies, and the fund may invest a significant percentage of its assets in securities of a single company.
The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the fund’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria:
1.
Sustainable above-average earnings growth;
2.
Leadership position in a promising business space;
3.
Significant competitive advantages;
4.
Clear mission and value-added focus;
5.
Financial strength; and
6.
Rational valuation relative to the market and business prospects.
Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The fund’s investments will typically be held for an average term of three to five years, although the fund may hold any investment for any length of time.
The fund may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
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As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.  The sub-adviser does not evaluate ESG practices with respect to certain fund investments, such as cash and cash equivalents or securities received as part of corporate actions.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
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Transamerica International Focus

Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility, and may generate greater amounts of short-term capital gains.
China A–Shares – The fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the fund’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.
In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the fund.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading
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Transamerica International Focus

volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the fund’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the fund’s security selection process may impact the sub-adviser’s investment decisions and may affect the fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ
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from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the fund will lose any amount it paid for the warrant or right.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to March 1, 2018, the fund was named Transamerica International Equity Opportunities, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
Prior to October 25, 2024, the fund had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class I2

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Inception Date
Class I2				6/10/2008
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Sands Capital Management, LLC Portfolio Managers:
Danielle J. Menichella, CFA	Portfolio Manager	since October 2024
Michael F. Raab, CFA	Portfolio Manager	since October 2024
Sunil H. Thakor, CFA	Portfolio Manager	since October 2024
Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. You buy and redeem shares at the fund’s next-determined net asset value (“NAV”) after receipt of your request in good order. There is no investment minimum for investments in Class I2 shares of the fund.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged
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Transamerica International Focus

investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
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Transamerica Small Cap Value

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.79%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total annual fund operating expenses	[ ]%
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class I2	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [ ]% of the average value of its portfolio.
Principal Investment Strategies: The fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell® 2000 Index1 at the time of initial purchase. As of December 31, 2024, the market capitalization range of the Russell 2000® Index was between $[ ] million and $[ ] billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub-adviser generally will invest in common stocks of companies with small capitalizations that it views as attractively valued and possess relatively low price/cash flow ratios, low price/earnings ratios, low price/sales ratios, and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management.
Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. The fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have
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Transamerica Small Cap Value

profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility, and may generate greater amounts of short-term capital gains.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or
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Transamerica Small Cap Value

exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to November 1, 2018, the fund had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.
From November 1, 2018 to August 29, 2024, the fund had a different sub-adviser and used different investment strategies. The performance set forth for this period is attributable to a previous sub-adviser.
[BAR CHART TO BE UPDATED]
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Transamerica Small Cap Value

Annual Total Returns (calendar years ended December 31) - Class I2

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	Since Inception	Inception Date
Class I2				4/21/2017
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Russell 3000® Index1,[2] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	4/21/2017
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	4/21/2017
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
Class I2 shares of the fund commenced operations on April 30, 2012. Performance information is shown for one year and from the date of the reorganization of certain funds into the fund (April 21, 2017). The applicable predecessor fund, whose accounting and performance history were adopted in the reorganizations, did not offer Class I2 shares.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Systematic Financial Management, L.P. Portfolio Managers:
Kenneth W. Burgess, CFA	Portfolio Manager	since August 2024
W. Ryan Wick, CFA	Portfolio Manager	since August 2024
Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. You buy and redeem shares at the fund’s next-determined net asset value (“NAV”) after receipt of your request in good order. There is no investment minimum for investments in Class I2 shares of the fund.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Transamerica Small Cap Value

Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

Investment Objective: Seeks to provide a high level of current income with long-term capital appreciation as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.54%
Distribution and service (12b-1) fees	None
Other expenses[2]	[ ]%
Acquired fund fees and expenses[3]	[ ]%
Total annual fund operating expenses	[ ]%
Fee waiver and/or expense reimbursement[4]	[ ]%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[ ]%
1
Management fees have been restated to reflect a reduction in management fees effective [March 1, 2025].
2
Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
3
Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.
4
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.63% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class I2	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [__]% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors.
The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non-U.S. sectors.
The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub-adviser).
On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/-3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
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Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub-adviser seeking to establish a well-diversified and risk-managed sub-portfolio in each sector of directly invested securities with no more than 5% invested in any non-government issuer.
Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non-U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis.
The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.
The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non-U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non-U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the fund. Increased redemptions could cause the fund to sell securities at inopportune times or depressed prices and result in further losses. Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
17
Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the fund.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the fund to certain operational and legal risks. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies and may increase costs related to the fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund falls, the value of your investment will go down. The fund may lose its entire investment in the fixed-income securities of an issuer.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a fund could adversely affect the marketability of such securities and a fund might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a fund’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A fund may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the fund.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Counterparty – The fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the fund has more contractual exposure to a counterparty.
18
Transamerica Strategic Income
(formerly, Transamerica Unconstrained Bond)

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the fund. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility, and may generate greater amounts of short-term capital gains.
Bank Obligations – Investments in bank obligations may expose the fund to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce
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or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The fund may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the fund sells securities becomes insolvent, the fund’s ability to purchase or repurchase securities may be restricted.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the fund not receiving proceeds from the sale of a loan for an extended period. As a result, the fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Hedging – The fund may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The fund’s hedging strategies may not work as intended, and the fund may be in a less favorable position than if it had not used a hedging instrument.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Leveraging – To the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The fund's investments in loans are also subject to prepayment or call risk.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a
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stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Repurchase Agreements – In a repurchase agreement, the fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.
Short Sales – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The fund may also pay transaction costs and borrowing fees in connection with short sales.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structured Instruments – The fund may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may be leveraged and may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund. Structured instruments may also be less liquid and more difficult to value accurately than more traditional securities and instruments.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the fund to further losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
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As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to March 1, 2025, the fund had a different name, different investment objective and used different investment strategies.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class I2

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Inception Date
Class I2				12/8/2014
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Bloomberg US Aggregate Bond Index[1] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
ICE BofAML U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
1 Effective March 1, 2025, the Bloomberg US Aggregate Bond Index is the fund’s new primary benchmark. From June 3, 2024 to March 1, 2025, the fund’s primary benchmark was the Bloomberg US Universal Bond Index, and that index is now a secondary index for the fund. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3-Month Treasury Bill Index, which is no longer a benchmark for the fund. The benchmark changes were made to more accurately reflect the principal investment strategies of the fund.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: PineBridge Investments LLC Portfolio Managers:
Peter Hu, CFA	Portfolio Manager	since December 2014
Michael J. Kelly, CFA	Portfolio Manager	since December 2014
Steven Oh, CFA	Portfolio Manager	since December 2014
Robert A. Vanden Assem, CFA	Portfolio Manager	since December 2014
Roberto Coronado	Portfolio Manager	since October 2016
Gunter H. Seeger	Portfolio Manager	since March 2019
Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. You buy and redeem shares at the fund’s next-determined net asset value (“NAV”) after receipt of your request in good order. There is no investment minimum for investments in Class I2 shares of the fund.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Transamerica Sustainable Equity Income

Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.66%
Distribution and service (12b-1) fees	None
Other expenses	[ ]%
Total annual fund operating expenses	[ ]%
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class I2	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [__]% of the average value of its portfolio.
Principal Investment Strategies: The fund’s sub-adviser, Aegon Asset Management UK plc (the “sub-adviser”), deploys an active strategy that generally invests in large and middle capitalization U.S. companies, focusing on those that pay dividends and that the sub-adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub-adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub-adviser normally seeks to invest in companies that fall within one of three groupings established by the sub-adviser. One group is “compounders” or those companies that the sub-adviser sees as consistent annual dividend growers with long-term records of growing dividend-per-share. A second group is “hoarders” or those companies that are viewed by the sub-adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de-equitizers” with capital structures that the sub-adviser believes offer the potential for mergers and acquisitions or share buy-backs.
In addition, the sub-adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub-adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub-adviser will invest at least 85% of the fund’s net assets in stocks of companies with what the sub-adviser views as having positive sustainability credentials, which are companies the sub-adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub-adviser may invest up to 15% of the fund’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub-adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub-adviser maintains an exclusion list containing companies involved in a range of activities that the sub-adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub-adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub-adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub-adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub-adviser’s Responsible Investment team, composed of employees of the sub-adviser and certain of its affiliates, forms a key part of the sub-adviser’s investment process. For companies not excluded based on the sub-adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub-adviser’s investment team. The sustainability
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research uses a three-dimensional framework to analyze each company, focusing on what the sub-adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub-adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top-quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.
•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.
•
“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub-adviser’s Responsible Investment team.
•
“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the fund’s net assets will be invested in any combination of companies classified by the sub-adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the fund. The remaining proportion of the fund (constituting a maximum of 15% of the fund’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub-adviser constructs a portfolio of individual stocks, selected on a “bottom-up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non-U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub-adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.
The fund may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub-adviser’s sustainability assessment framework.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Dividend Paying Stock – There can be no assurance that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will not decrease. The fund's emphasis on dividend paying stocks could cause the fund's share price and total return to fluctuate more than, or cause the
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Transamerica Sustainable Equity Income

fund to underperform, similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Sustainability Investing – Applying sustainability criteria to the sub-adviser’s investment analysis for the fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the fund may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the fund’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its sustainability strategy.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility, and may generate greater amounts of short-term capital gains.
Counterparty – The fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the fund has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be
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Transamerica Sustainable Equity Income

volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the fund to certain operational and legal risks. The fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. Rule 18f-4 could have an adverse impact on the fund’s performance and its ability to implement its investment strategies and may increase costs related to the fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Leveraging – To the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or
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Transamerica Sustainable Equity Income

volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Medium Capitalization Companies – The  fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability Data – Sustainability information from third-party data providers may be incomplete, inaccurate, delayed or unavailable. There are not currently universally accepted sustainability standards or standardized practices for researching, generating, or analyzing sustainability data, classifications, screens, and ratings (“Sustainability Data”). The factors and criteria considered when generating Sustainability Data and the results of such sustainability research may differ widely across third-party Sustainability Data providers. The evaluation of sustainability factors and criteria is often subjective, is often evolving and subject to ongoing refinement, and the third-party Sustainability Data providers used by the fund may not identify or evaluate every relevant sustainability factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party Sustainability Data provider may not always be successful in identifying material sustainability information about a particular company. The fund may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit the intended sustainability characteristics if different metrics or Sustainability Data providers were used to evaluate them. Because sustainability considerations are still an emerging area of investment focus, sustainability information and metrics can be difficult to obtain or not able to be obtained. The evaluation of sustainability factors and implementation of sustainability-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate Sustainability Data reported by issuers and/or third-party research providers. Sustainability Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. The successful implementation of the fund’s strategy is therefore dependent, in part, on the sustainability factors identified and considered and research methodologies employed by applicable third-party Sustainability Data providers, as well as the timely availability of accurate information. Due to the specialized resources necessary to obtain sustainability-related information underlying or related to the Sustainability Data provided by applicable third-party sustainability research firms, the sub-adviser does not independently test or verify the data provided by such firms.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to December 1, 2020, the fund was named Transamerica Dividend Focused, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class I2

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%
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Transamerica Sustainable Equity Income

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Inception Date
Class I2				1/4/2013
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Russell 3000® Index1,[2] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon Asset Management UK plc Portfolio Managers:
Mark Peden, CFA	Portfolio Manager	since December 2020
Robin Black	Portfolio Manager	since December 2020
Purchase and Sale of Fund Shares: Class I2 shares of the fund are currently primarily offered for investment by certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the fund are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. You buy and redeem shares at the fund’s next-determined net asset value (“NAV”) after receipt of your request in good order. There is no investment minimum for investments in Class I2 shares of the fund.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Transamerica Sustainable Equity Income

More on Each Fund’s Strategies and Investments
The following provides additional information regarding each fund’s strategies and investments described at the front of this prospectus. Except as otherwise expressly stated for a particular fund in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of each fund’s assets that may be invested in a particular type of security or investment. Each fund’s investment objective may be changed by the Board without shareholder approval.
Transamerica Emerging Markets Equity: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”)) of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”) considers emerging markets countries to be those countries (1) included in the MSCI Emerging Markets Index, the fund’s benchmark, or the MSCI Frontier Markets Index or (2) other countries with similar emerging or frontier market characteristics, as determined by the sub-adviser (for example, relatively low gross national product per capita compared to the world’s major economies). The fund will normally invest primarily in emerging market companies that the sub-adviser believes have above-average potential for capital appreciation based on its fundamental research and analysis.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The sub-adviser strives to identify companies whose shares are underpriced relative to their intrinsic value. The fund is managed with reference to the MSCI Emerging Markets Index as to country allocation, which may change over time, but the fund is not benchmark constrained. The sub-adviser intends, under normal circumstances, to have approximately 40-80 equity securities in the fund’s portfolio.
Pursuant to a value investing philosophy, the sub-adviser seeks to invest in securities that the sub-adviser believes provide a discount or “margin of safety” between a security’s price and what the sub-adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). To first narrow the fund’s investment universe, the sub-adviser uses quantitative screening tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the sub-adviser combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the sub-adviser seeks to invest in companies identified as having attractive risk-reward profiles. The sub-adviser considers these to be companies that it identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The sub-adviser also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
The sub-adviser may invest in securities that are convertible into securities of foreign issuers. The sub-adviser will generally invest in small, medium and large capitalization companies.
The sub-adviser may invest in unaffiliated investment companies, including exchange-traded funds (“ETFs”), and may also invest a portion of its assets in real estate investment trusts (“REITs”).
The fund may invest a significant portion of its assets in investments located in or operating in one country or a small number of countries. The fund’s benchmark index currently includes substantial exposure to China, including China A-Shares.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica International Focus: The fund’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, REITS, and warrants. In selecting investments for the fund, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub-adviser will normally invest the fund’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the fund’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways: (a) the
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MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser.
The sub-adviser normally allocates the fund’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the fund’s assets in issuers of a small number of industries or sectors. The fund typically invests in a relatively small number of companies., and the fund may invest a significant percentage of its assets in securities of a single company.
The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the fund’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria:
1.
Sustainable above-average earnings growth;
2.
Leadership position in a promising business space;
3.
Significant competitive advantages;
4.
Clear mission and value-added focus;
5.
Financial strength; and
6.
Rational valuation relative to the market and business prospects.
Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The fund’s investments will typically be held for an average term of three to five years, although the fund may hold any investment for any length of time.
The fund may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.  The sub-adviser does not evaluate ESG practices with respect to certain fund investments, such as cash and cash equivalents or securities received as part of corporate actions.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Small Cap Value: The fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell® 2000 Index1 at the time of initial purchase. As of December 31, 2024, the market capitalization range of the Russell 2000® Index was between $[ ] million and $[ ] billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub-adviser generally will invest in common stocks of companies with small capitalizations that it views as attractively valued and possess relatively low price/cash flow ratios, low price/earnings ratios, low price/sales ratios, and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management.
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Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. The fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Strategic Income: Under normal circumstances, the fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors.
The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities, other securitized assets, and cash/cash equivalents. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non-U.S. sectors.
The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub-adviser).
On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/-3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub-adviser seeking to establish a well-diversified and risk-managed sub-portfolio in each sector of directly invested securities with no more than 5% invested in any non-government issuer.
Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non-U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis.
The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.
The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non-U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non-U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
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The sub-adviser employs a disciplined sell process which is research-driven, with a focus on long-term historical valuation ranges and averages.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Sustainable Equity Income: The fund’s sub-adviser, Aegon Asset Management UK plc (the “sub-adviser”), deploys an active strategy that generally invests in large and middle capitalization U.S. companies, focusing on those that pay dividends and that the sub-adviser views as having a favorable sustainability profile. Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub-adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub-adviser normally seeks to invest in companies that fall within one of three groupings established by the sub-adviser. One group is “compounders” or those companies that the sub-adviser sees as consistent annual dividend growers with long-term records of growing dividend-per-share. A second group is “hoarders” or those companies that are viewed by the sub-adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de-equitizers” with capital structures that the sub-adviser believes offer the potential for mergers and acquisitions or share buy-backs.
In addition, the sub-adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub-adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub-adviser will invest at least 85% of the fund’s net assets in stocks of companies with what the sub-adviser views as having positive sustainability credentials, which are companies the sub-adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub-adviser may invest up to 15% of the fund’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub-adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub-adviser maintains an exclusion list containing companies involved in a range of activities that the sub-adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub-adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub-adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub-adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub-adviser’s Responsible Investment team, composed of employees of the sub-adviser and certain of its affiliates, forms a key part of the sub-adviser’s investment process. For companies not excluded based on the sub-adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub-adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub-adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub-adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
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Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top-quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.
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“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.
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“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub-adviser’s Responsible Investment team.
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“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the fund’s net assets will be invested in any combination of companies classified by the sub-adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the fund. The remaining proportion of the fund (constituting a maximum of 15% of the fund’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub-adviser uses data provided by third party vendors as one of a range of inputs into its assessment of a company’s sustainability credentials. The use of such data assists in initial screening and controversy monitoring but is not used in isolation to draw any final conclusions. The sub-adviser’s sustainability analysis process is based on detailed internal sustainability analysis carried out by its Responsible Investment team and it is this internal analysis that determines the sustainability category allocated to each stock.
The sub-adviser constructs a portfolio of individual stocks, selected on a “bottom-up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The fund will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the fund’s net assets (10% maximum position weighting). Non-U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the fund’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub-adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the fund’s net assets.
The fund may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the fund, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub-adviser’s sustainability assessment framework.
The sub-adviser will normally sell a holding when it considers the investment thesis to have materially changed, including when it no longer meets the sub-adviser’s dividend criteria or sustainability criteria. A downgrade of a company to “laggard” status would prompt the full sale of the fund’s holding in the company as soon as is practicable.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
More on Risks of Investing in the Funds
The value of your investment in a fund changes with the values of that fund’s investments. Many factors and risks can affect those values, including the risks described below. There is no guarantee that a fund will be able to achieve its investment objective. It is possible to lose money by investing in a fund.
Some of the risks of investing in the funds, including the principal risks of the funds, are discussed below. Each fund may be subject to factors and risks other than those identified in this prospectus, and these other factors and risks could adversely affect the fund’s investment results. More information about risks appears in the Statement of Additional Information (“SAI”). Before investing, you should carefully consider the risks that you will assume.
Active Trading: Certain funds may engage in active trading of their portfolios. Active trading will increase transaction costs and could detract from performance. and may generate greater amounts of short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution During periods of market volatility, active trading may be more pronounced.
Bank Obligations: Bank obligations include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type instruments issued by banks. To the extent a fund invests in bank obligations, the fund will be more susceptible to negative events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as regulatory and political conditions. Banks are highly regulated, and decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
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Cash Management and Defensive Investing: The value of investments held by a fund for cash management or defensive investing purposes can fluctuate. Like other fixed-income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If a fund holds cash uninvested, the fund will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the fund’s yield will go down. If a significant amount of a fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.
China A–Shares: Certain funds may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are securities trading and clearing linked programs between either Shanghai Stock Exchange or Shenzhen Stock Exchange, and the Stock Exchange of Hong Kong Limited, Hong Kong Securities Clearing Company Limited, and China Securities Depository and Clearing Corporation Limited, with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC” or “China”) and Hong Kong. The Programs are subject to daily quota limitations, which may restrict a fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when a fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and existing and additional regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or a fund’s investments through the Programs. There is no guarantee that applicable exchanges will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency.
If a fund was considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a fund was considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment.
A fund’s investments in securities, including China A-shares, issued by Chinese companies may cause a fund to become subject to withholding and other taxes imposed by China tax authorities. China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. Currently, the capital gain from disposal of China A-shares by foreign investors via the Programs is temporarily exempt from withholding income tax, but the dividends derived from China A-shares by foreign investors is subject to a 10% withholding income tax. There is no indication of how long the temporary exemption will remain in effect and a fund may be subject to such withholding income tax in the future.
Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of China A-shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. According to the announcement jointly issued by the Ministry of Finance and the State Administration of Taxation of the PRC, starting from August 28, 2023, the stamp duty on securities transactions are reduced by half. The sale or other transfer by a fund’s sub-adviser of China A-shares will accordingly be subject to PRC stamp duty, but a fund will not be subject to PRC stamp duty when it acquires China A-shares.
A fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of China A-shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from trading of PRC securities through the Programs. Since there is no indication how long the temporary exemption will remain in effect, a fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if a fund were liable for value added tax it would also be required to pay the applicable surtaxes.
Uncertainties in China tax rules governing taxation of income and gains from investments in China A-shares via the Programs could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by a fund.
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In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Programs in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, funds investing through the Programs must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
The Programs are novel in nature and are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in China and Hong Kong. The regulations are untested so far and there is no certainty as to how they will be applied. China A-shares purchased through the Programs are held in nominee name and not a fund’s name as the beneficial owner. It is possible, therefore, that a fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a fund may not be able to participate in corporate actions affecting China A-shares held through the Programs due to time constraints or for other operational reasons.
Trades on the Programs are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a fund holds 5% or more of the total shares of a China A-share issuer through its Program investments, its profits may be subject to these limitations. It is not expressly provided in China law whether all accounts managed by TAM and/or its affiliates will be aggregated for purposes of this 5% limitation. If that is the case, it makes it more likely that a fund’s profits may be subject to these limitations.
Conflicts of Interest: Transamerica Asset Management, Inc. (“TAM”) and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this risk, “Transamerica”) are engaged in a variety of businesses and have interests other than those related to managing the funds. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the funds and their shareholders.
Certain actual and potential conflicts of interest are described below. A further discussion of conflicts of interest appears in the SAI. These discussions are not, and are not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Other conflicts may arise from time to time.
TAM and the funds have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the funds’ investment activities and adversely affect their performance.
Activities on Behalf of Other Funds and Accounts. Transamerica manages or advises other funds and products in addition to the funds, including Transamerica’s own accounts and accounts in which Transamerica or its personnel have an interest (collectively, the “Other Accounts”). In some cases, Transamerica oversees sub-advisers who provide day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to, the same as or opposite to those of the funds and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, particularly in circumstances where the availability or liquidity of such investment opportunities is limited, and could have an adverse impact on the fund’s performance. Other Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a fund or may be adverse to a company or issuer in which the fund has invested. A fund on the one hand, and Transamerica or Other Accounts, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the fund. The results of the investment activities of a fund may differ significantly from the results achieved for other funds and Other Accounts. Transamerica may give advice, and take action, with respect to any current or future funds or Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, a particular fund. Transamerica may receive more compensation with respect to certain other funds and Other Accounts than that received with respect to a fund. TAM does not receive performance-based compensation in respect of its investment management services rendered to the funds, but Transamerica may receive compensation based on the performance of certain Other Accounts. The simultaneous management of funds or Other Accounts that pay greater fees or other compensation than a fund creates a conflict of interest as Transamerica has an incentive to favor those funds or Other Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among the funds and Other Accounts. Transamerica personnel may have greater economic and other interests in certain other funds or Other Accounts promoted or managed by such personnel as compared to a particular fund. TAM has developed allocation policies and procedures that provide that TAM’s personnel making portfolio decisions for the funds and Other Accounts will make investment decisions for, and allocate investment opportunities among, such funds and Other Accounts consistent with TAM’s fiduciary obligations.
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Selection of Service Providers. TAM and certain of its affiliates provide services including investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts and earn fees from these relationships. TAM and its affiliates face conflicts of interest when the funds and Other Accounts select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent on fund performance and TAM and its affiliates as service providers will still receive significant compensation from the funds and Other Accounts even if shareholders lose money. The service providers recommended by TAM may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a fund, on the one hand, may be more or less favorable than the rates paid by Transamerica or Other Accounts, on the other hand.
Sales Incentives and Relationships. Transamerica and other financial service providers have conflicts associated with their promotion of the funds or other dealings with the funds that would create incentives for them to promote the funds. Transamerica will benefit from increased amounts of assets under management. Transamerica and its personnel have relationships (both involving and not involving the funds) with distributors, consultants and others who sell or recommend the funds or other funds or products, and such parties may receive compensation from Transamerica or the funds or other accounts in connection with such relationships. Transamerica and/or the funds’ sub-advisers or their affiliates, make revenue sharing payments to brokers and other financial intermediaries to promote the distribution of the funds. Transamerica also receives revenue sharing and/or 12b-1 payments from certain of the funds’ sub-advisers or their affiliates. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.
Transamerica Insurance Companies. The performance of certain funds impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of certain variable insurance contracts. TAM’s investment decisions and the design of the applicable funds, including the strategies the funds utilize, may be influenced by these factors. Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning certain funds is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the funds’ Board of Trustees governing the sharing of such information.
Transamerica Asset Allocation Funds. TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds of funds. For certain other funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ assets to a Transamerica fund. TAM has established an investment program for certain funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in underlying Transamerica funds. TAM does not consider unaffiliated funds as underlying investment options for these funds of funds, even if unaffiliated funds have better investment performance or lower total expenses. TAM and its affiliates will receive more revenue when TAM or a sub-adviser selects a Transamerica fund rather than an unaffiliated fund for inclusion in a fund of funds and could result in the selection of affiliated funds that may perform less well or have higher total expenses than unaffiliated funds. TAM has an incentive for the funds of funds’ assets to be allocated to those underlying funds for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or to those underlying funds for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund of funds’ assets to be allocated to subscale underlying Transamerica funds to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds. TAM Compliance monitors allocation changes by the funds of funds.
Investments in Transamerica Funds. TAM manages funds and other accounts which may, individually or in the aggregate, own a substantial amount of a fund. Further, TAM and/or its affiliates may invest in a fund at or near the establishment of the fund, which may facilitate the fund achieving a specified size or scale. Seed investors may redeem their investments in a fund, and such redemptions could have a significant negative impact on the fund.
Fund Structuring and Changes. TAM may have a financial incentive to implement or not to implement certain changes to the funds. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more funds. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, the change reduces amounts required to be waived and/or reimbursed by TAM, or the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts.
Sub-Advisory Fee Discount Arrangements. The aggregation of assets of multiple funds and/or other funds or products for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds or otherwise, as applicable, give rise to actual and/or potential conflicts of interest that could disadvantage the funds and their
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shareholders. Sub-advisory fee discount arrangements create an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a fund.
Valuation of Investments. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds' Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the funds and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by TAM may also result in improved performance of the funds.
Other Relationships and Benefits. Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other fund service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to TAM’s and/or its affiliates’ relationships or other business dealings with such parties.
Sub-Advisers. The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a fund and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. For example, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients which gives rise to actual or potential conflicts of interest. A sub-adviser and/or its respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a fund.
Convertible Securities: Convertible securities share investment characteristics of both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of triggering events, and, as a result, are subject to an increased risk of loss. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities are normally “junior” securities, meaning that the issuers usually must first make payments on non-convertible securities before making payments on convertible securities. If the issuer of a convertible security stops making payments, these securities may become worthless.
Counterparty: A fund could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the fund do not fulfill their contractual obligations. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the fund may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a fund has more contractual exposure to a counterparty.
Credit: The value of your investment in a fund could decline if the issuer of a security held by the fund or another obligor for that security (such as a party providing insurance or other credit enhancement) fails to pay, otherwise defaults, is perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be less creditworthy, becomes insolvent or files for bankruptcy. Changes in actual or perceived creditworthiness may occur quickly. The value of your investment in a fund could also decline if the credit rating of a security held by the fund is downgraded or the credit quality or value of any assets underlying the security declines. A decline may be rapid and/or significant, particularly in certain market environments. If a single entity provides credit enhancement to more than one of the fund’s investments, the adverse effects resulting from the downgrade or default will increase the adverse effects on a fund. If a fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery, to be announced and forward commitment transactions), the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses and may be hindered or delayed in an effort to protect the fund’s interests or to enforce its rights. The degree of credit risk of a security or financial contract depends upon, among other things, the financial condition of the issuer and the terms of the security or contract. Credit risk may be broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Credit rating may also be influenced by conflicts of interest. Securities rated in the lowest category of investment grade (Baa/BBB or Baa-/BBB-) may possess certain speculative characteristics, and a fund is subject to greater credit risk to the extent it
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invests in below investment grade securities (that is, securities rated below the Baa/BBB categories or unrated securities of comparable quality), or “junk” bonds. Credit risk is also greater to the extent a fund uses leverage or derivatives in connection with the management of the fund.
A fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. A fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer's non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.
Currency: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and they are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A fund may be positively or negatively affected by government strategies intended to make the U.S. dollar, or other currencies to which the fund has exposure, stronger or weaker. Currency markets generally are not as regulated as securities markets, and currency risk may be particularly high to the extent the fund invests in foreign securities or currencies that are economically tied to emerging market or frontier market countries. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective. Derivatives that provide exposure to foreign currencies are also subject to these risks.
Currency Hedging: A fund may use currency futures, forwards or options to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Hedging strategies and/or these instruments may not always work as intended, and a fund may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments. Shifting a fund's currency exposure from one currency to another may remove a fund's opportunity to profit from the original currency and involves a risk of increased losses for a fund if the sub-adviser’s projection of future exchange rates is inaccurate.
Cybersecurity and Operations: A fund, and its service providers and distribution platforms, and your ability to transact with a fund, may be negatively impacted by, among other things, human error, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, shareholder data (including private shareholder information), and/or proprietary information, or cause a fund, TAM, a sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident or operational issue may disrupt the processing of fund or shareholder transactions, impact a fund's ability to calculate its net asset value, prevent shareholders from redeeming their shares, or result in financial losses to a fund and its shareholders. Cybersecurity and operational incidents may result in financial losses to a fund and its shareholders, and substantial costs may be incurred to prevent or mitigate such incidents in the future. Cybersecurity and operational incidents may also lead to violations of applicable privacy and other laws, regulatory fines, penalties, and reputational damage. There is a chance that some cybersecurity and operational risks have not been identified, which limits the ability of a fund and its service providers to plan for or mitigate such risks. Issuers of securities in which a fund invests are also subject to cybersecurity and operational risks, and the value of those securities could decline if the issuers experience cybersecurity incidents or operational issues. In addition, other significant events (e.g., natural disasters or global health emergencies), and measures taken to respond to them and mitigate their effects, could result in disruptions to the services provided to a fund by its service providers. A fund cannot control the cybersecurity and business continuity plans of its service providers, issuers of securities in which it invests or other third parties whose operations may affect the fund and its shareholders.
Depositary Receipts: Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
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The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding those issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Derivatives: Derivatives involve special risks and costs which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds and may result in losses. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase fund losses, increase costs, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Even a small investment in derivatives can have a disproportionate impact on a fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. The other parties to derivatives transactions present the same types of credit risk as issuers of fixed-income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. A fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity except through the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects a fund to certain operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders.
The U.S. government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing and on-facility execution of certain derivatives, margin and reporting requirements. Rule 18f-4 under the 1940 Act governs the use of derivative investments by funds. Among other things, Rule 18f-4 requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program that a derivatives risk manager administers and that the fund’s Board of Trustees oversees, and to comply with an outer limit on fund leverage risk based on value at risk. Funds that use derivative instruments in a limited amount are not subject to the full requirements of Rule 18f-4, but must adopt and implement policies and procedures reasonably designed to manage the fund’s derivatives risk. Funds are subject to reporting and recordkeeping requirements regarding their derivatives use. Rule 18f-4 could have an adverse impact on a fund’s performance and ability to implement its investment strategies and may increase costs related to a fund’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives and may not effectively limit the risk of loss from derivatives.
A fund may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. A fund may be required to pay additional margin or set aside additional collateral to maintain open derivatives positions. If a fund is unable to close out its position in a derivatives contract, it might continue to maintain such assets or accounts or make such payments until the position expired or matured. These actions might impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or cause a fund to sell a portfolio security at a disadvantageous time. Also, a fund would be exposed to loss both on the derivative instruments and on the assets used to cover its obligations.
Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For derivatives that are required to be cleared by a regulated clearinghouse, a fund may be exposed to risks arising from its relationship with a brokerage firm through which it would submit derivatives trades for clearing. A fund would also be exposed to counterparty risk with respect to the clearinghouse. In certain cases, a fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses.
Derivatives may be used by a fund for a variety of purposes, including:
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As a hedging technique in an attempt to manage risk in the fund's portfolio;
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As a means of changing investment characteristics of the fund's portfolio;
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As a means of attempting to enhance returns;
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As a means of providing additional exposure to types of investments or market factors;
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As a substitute for buying or selling securities; or
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As a cash flow management technique.
Using derivatives, especially for non-hedging purposes, may involve greater risks to a fund than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the fund. For example, there is a risk that the performance of the derivatives used by a fund to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Risks associated with the use of derivatives are magnified to the extent that a large
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portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives. Use of derivatives or similar instruments may have different tax consequences for a fund than an investment in the underlying asset or indices, and those differences may affect the amount, timing and character of income distributed to shareholders.
Using derivatives for hedging purposes can reduce or eliminate losses, but doing so can also reduce or eliminate gains. In addition, there can be no assurance that a fund’s hedging transactions will be effective. A lack of correlation between changes in the value of derivatives and the value of the fund assets (if any) being hedged may result in losses.
A fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.
Derivatives may include, but are not limited to, the following:
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Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the fund were permitted to expire without being sold or exercised, its premium would represent a loss to the fund. Investments in foreign currency options may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as a sub-adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to a fund and poorer overall performance for the fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges. Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing a fund's investment objective, such as when a sub-adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the fund's investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to a fund's holdings, further increases the fund's exposure to foreign securities losses. There is no assurance that a sub-adviser’s use of currency derivatives will benefit a fund or that they will be, or can be, used at appropriate times.
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Forwards and Futures Contracts. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as US exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the fund. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the fund) and pricing risk (i.e., the instrument may be difficult to value).
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Foreign Currency Forward Exchange Contracts. In connection with its investments in foreign securities, a fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a fund may use cross currency hedging or proxy hedging with respect to currencies in which the fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Investments in foreign currency forward exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as its sub-adviser expects. A sub-adviser’s success in these transactions
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will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the applicable fund's investment objectives, such as when the sub-adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the fund's investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to a fund's holdings, further increases the fund's exposure to foreign securities losses. There is no assurance that a sub-adviser’s use of currency derivatives will benefit a fund or that they will be, or can be, used at appropriate times.
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Swaps. Swap contracts, including credit default swaps, involve heightened risks and may result in losses to the fund. Swaps may in some cases be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the swap. If the fund buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the fund would also be subject to credit risk relating to the seller's payment of its obligations in the event of a default (or similar event). If the fund sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the fund would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of default (or similar event). Swaps may be difficult to unwind or terminate. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to the issuer of the referenced obligation and either their counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. Certain index-based credit default swaps are structured in tranches, whereby junior tranches assume greater default risk than senior tranches. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. New regulations require many kinds of swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the fund may not be able to enter into swaps that meet its investment needs. The fund also may not be able to find a clearinghouse willing to accept the swaps for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The fund will assume the risk that the clearinghouse may be unable to perform its obligations. The new regulations may make using swaps more costly, may limit their availability, or may otherwise adversely affect their value or performance.
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Contracts for Difference. Contracts for differences (“CFDs”) are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its ﬁnancial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the fund's obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase the fund's ﬁnancial risk. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the fund is liable. CFDs are not registered with the Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation.
Dividend Paying Stock: Certain funds utilize a strategy that focuses on investing in stocks that pay dividends. There can be no assurance that the issuers of the stocks held by a fund will pay dividends in the future or that, if dividends are paid, they will not decrease. A fund's emphasis on dividend paying stocks could cause the fund’s share price and total return to fluctuate more than, or cause the fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause an issuer to unexpectedly reduce or eliminate its dividends.
Dollar Rolls: A dollar roll transaction involves a sale by a fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities a fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a fund sells securities becomes insolvent, the fund’s ability to purchase or repurchase securities may be restricted.
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Early Close/Late Close/Trading Halt: An exchange or market may close early, close late or issue trading halts generally or on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Emerging Markets: Investments in securities of issuers located or doing business in emerging markets bear heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging market countries typically have less developed and less stable economic and political systems and regulatory and accounting standards, potentially making it difficult to evaluate issuers. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation, and may be based on only a few industries. Such countries typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a public health emergency or natural disaster. Certain emerging markets may also face other significant internal or external risks, including the risk of war or terrorism, and ethnic, religious or racial conflicts. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will, and such investors are more likely to experience nationalization, expropriation and confiscatory taxation. Such policies may change abruptly. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and extreme price volatility, which could make security valuations more difficult. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. A fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, and the fund may experience problems or delays with the clearing and settling of trades that are not typically experienced in more developed markets. Investments in emerging markets countries may have restrictions that make it difficult or impossible for a fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies. Some securities issued by emerging market governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government.
An investment in emerging market securities should be considered speculative. Investments in emerging markets countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.
Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer, and generally have greater risk of loss than debt securities. Equity securities include, among others, common and preferred stocks, convertible securities, and warrants or rights. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed-income securities, and fluctuate in price based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. Because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. If the market prices of the equity securities owned by a fund fall, the value of your investment in the fund will decline. If a fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment in the company. These risks are generally magnified for investments in equity securities of distressed companies. A fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Expenses: Your actual costs of investing in a fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a fee limitation is changed or terminated, or with respect to a newly offered fund or class, if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
Extension: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause a fund’s share price to be more volatile or go down.
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Fixed-Income Securities: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a fund falls, the value of your investment will go down. The prices of fixed-income securities will generally go down when interest rates rise. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the fund. A rise in rates also tends to have a greater impact on the prices of longer term or duration securities. A fund may lose its entire investment in the fixed-income securities of an issuer.
Floating Rate Loans: Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in a fund not receiving proceeds from the sale of a loan for an extended period. As a result, a fund may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the fund may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase. Certain courts have determined that floating rate loans are not securities and, therefore, purchasers such as a fund may not be entitled to the anti-fraud protections of the federal securities laws, including the prohibitions on insider trading.
Floating rate loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. Floating rate loans held by a fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Such loans may weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A fund may experience greater losses or delays and expenses in enforcing its rights with respect to floating rate loans with fewer restrictive covenants.
Rule 18f-4 under the 1940 Act permits a fund to invest in non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a non-standard settlement cycle security does not satisfy these provisions, then it is treated as a derivatives transaction under Rule 18f-4.
Focused Investing: To the extent a fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign markets can be less liquid, less regulated and more volatile than U.S. markets. The value of a fund's foreign investments may decline, sometimes rapidly and unpredictably, because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.
Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as U.S. companies are. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult or impossible for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in an inability to execute transactions or delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Such settlement issues could affect a fund’s performance and the liquidity of its portfolio. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes, and special U.S. tax considerations may apply.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a fund's ability to purchase or sell securities or groups of
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securities for a substantial period of time, and may make the fund's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a fund's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by unfavorable governmental actions such as the imposition of capital and price controls; nationalization of companies or industries; currency exchange controls, currency blockage, or restrictions on the expatriation of foreign currency; expropriation of assets; confiscatory taxation; or the imposition of punitive taxes. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in foreign securities. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a fund's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the fund's ability to purchase or sell foreign securities or transfer a fund's assets back into the United States, or otherwise adversely affect the fund's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a fund, particularly during periods of market turmoil. When a fund holds illiquid investments, its portfolio may be harder to value.
Investment in securities of foreign issuers may also be subject to foreign custody risk which refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets outside the United States. In addition, it is often more expensive for a fund to buy, hold, and sell securities in certain foreign markets than in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and may be subject to limited or no government oversight. In general, the less developed a country’s securities markets are, or the more difficult communication is with that location, the greater the likelihood of custody issues arising.
American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) are generally subject to all of the risks that direct investments in foreign securities are.
Sanctions or other government actions against certain countries could negatively impact a fund’s investments in securities that have exposure to that country. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets.
Frontier Markets: Frontier market countries generally have smaller economies, less developed capital markets, less sophisticated legal, regulatory and political systems, and fewer investor protections than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are generally less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme currency fluctuations, price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors or of governments in frontier markets. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a fund’s shares to decline. An investment in frontier market securities should be considered speculative.
Growth Stocks: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. The values of growth stocks also tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Hedging: A fund may buy and sell futures contracts, put and call options, forward contracts, and other instruments as a hedge. Some hedging strategies could hedge a fund against price fluctuations. Other hedging strategies would tend to increase a fund’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on a fund’s foreign investments. A fund’s hedging strategies may not work as intended, and the fund may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or are unrated securities of comparable quality. A fund that invests in high-yield debt securities may be subject to greater levels of credit risk, liquidity risk, and market risk than funds that do not invest in
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such securities. High-yield debt securities typically have a higher risk of issuer default because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be volatile and less liquid, and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments, which may result in losses for the fund. These securities may be in default or in danger of default as to principal and interest. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high-yield debt holders, leaving few or no assets available to repay high-yield debt holders. This could result in the fund losing its entire investment. High-yield securities are not generally meant for short-term investing. Unrated securities of comparable quality share these risks.
Inflation-Protected Securities: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. The market for U.S. Treasury inflation-protected securities (“TIPS”) and corporate inflation-protected securities (“CIPS”) may be less developed or liquid, and more volatile, than certain other securities markets. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.
Interest Rate: When interest rates rise, the value of fixed-income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. A fund may not be able to hedge against changes in interest rates, may choose not to do so for cost or other reasons, and even if the fund does, the hedge may not work as intended. A significant or rapid rise in rates may result in losses. Changes in interest rates also may affect the liquidity of a fund’s investments. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. When interest rates go down, the income received by a fund, and the fund’s yield, may decline.
Recently, inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the fund. Increased redemptions could cause the fund to sell securities at inopportune times or depressed prices and result in further losses. Conversely, interest rate reductions may cause the value of fixed-income securities to increase. A fund may be subject to the risk that the returns of the fund will decline during periods of falling interest rates because the fund may have to reinvest the proceeds from matured, traded or called debt obligations at interest rates below the fund’s current earnings rate.
The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.
Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a fund with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. If the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.
Certain floating and variable rate obligations held by a fund may have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate. Some floating or variable rate obligations or investments of a fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). The publication of LIBOR has ceased. Public and private sector actors have worked to establish alternative reference rates, such as the Secured
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Overnight Financing Rate (“SOFR”). Applicable funds are subject to “SOFR” risk as there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.
Large Capitalization Companies: A fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, a fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Large Shareholder: The Transamerica Asset Allocation funds designated Conservative, Moderate, Moderate Growth and Growth, the Transamerica Asset Allocation Horizon Funds designated Short, Intermediate and Long, the ClearTrack® target date funds and Transamerica Strategic Income, each a separate series of Transamerica Funds, as well as the Transamerica JPMorgan Asset Allocation portfolios designated Conservative, Growth, Moderate Growth, Moderate and International Moderate Growth, and Transamerica 60/40 Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP and Transamerica BlackRock Tactical Allocation VP, each a separate series of Transamerica Series Trust, are asset allocation funds (“Asset Allocation Funds”) that may invest in certain series of Transamerica Funds and Transamerica Series Trust and may own a significant portion of the shares of an underlying fund. Other investment vehicles and institutional investors may also own a significant portion of a fund’s shares.
Unaffiliated funds (the “Unaffiliated Funds”) may invest in series of Transamerica Funds subject to the fund of funds restrictions of Section 12(d)(1) of the 1940 Act. Unaffiliated Funds may invest in an underlying fund beyond the limits of Section 12(d)(1), in reliance on certain exemptions, such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions. An Unaffiliated Fund may own a significant portion of the shares of an underlying fund.
Transactions by a large shareholder may be disruptive to the management of a fund. A fund may experience large redemptions or investments due to transactions in fund shares by a large shareholder. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund’s performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund’s brokerage and/or other transaction costs. In addition, when a large shareholder owns a substantial portion of a fund’s shares, a large redemption by that shareholder could cause actual expenses to increase, or could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains. The impact of these transactions is likely to be greater when a large shareholder purchases, redeems, or owns a substantial portion of a fund’s shares. When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.
Legal and Regulatory: Legal and regulatory changes could occur that may adversely affect a fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect a fund. A fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.
Leveraging: To the extent a fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a fund would otherwise have, potentially resulting in the loss of all assets. A fund also may have to sell assets at inopportune times to satisfy its obligations created by the use of leverage or derivatives. The use of leverage is considered to be a speculative investment practice that may result in the loss of a substantial amount, and possibly all, of a fund’s assets.
Regulations require a fund, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of a fund to pursue its investment strategies and may not be effective to mitigate a fund’s risk of loss from derivatives.
A fund also will be leveraged and can incur losses if the value of the fund’s assets declines between the time a redemption request is received or deemed to be received by the fund (which in some cases may be the business day prior to actual receipt of the transaction activity by the fund) and the time at which the fund liquidates assets to meet redemption requests. In the case of redemptions representing a significant portion of the fund, the leverage effects described above can be significant and could expose a fund and non-redeeming shareholders to material losses.
Liquidity: A fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, legal or contractual restrictions on resale, or reduced capacity of traditional market participants to make a market in securities. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased volatility. As a
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general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed-income securities may result in even less liquidity in certain markets. Liquidity risk may be magnified in rising interest rate or volatile environments. Illiquid investments can be difficult to value. If a fund is forced to sell less liquid or illiquid investments to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss (or may not be able to sell at all), and such sale may involve additional costs or may cause the value of your investment to decline. In addition, securities, once sold by a fund, may not settle for an extended period (for example, several weeks or even longer). The fund will not receive its sales proceeds until that time, which may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders). Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a fund to sell. This may prevent a fund from limiting losses. Further, when there is illiquidity in the market for certain investments, a fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector or asset class. A fund is required by law to maintain a liquidity risk management program to assess and manage the fund’s liquidity risk. This program is intended to reduce liquidity risk, but may not achieve the desired results. Analyses and judgments made under the program may be incorrect, and changes in market conditions, which may be rapid and unexpected, may adversely affect the program.
Loans: Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, a fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.
A fund may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet a fund’s liquidity needs. When purchasing a participation, a fund may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a fund acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a fund.
Junior loans, which have a lower place in the borrower's capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. Second lien loans are secured by the assets of the issuer. In a typical structure, the claim on collateral and right of payment of second lien loans are junior to those of first-lien loans. Subordinated bridge loans are loans that are intended to provide short-term financing to provide a “bridge” to an asset sale, bond offering, stock offering, or divestiture. Generally, bridge loans are provided by arrangers as part of an overall financing package. Typically, the issuer will agree to increasing interest rates if the loan is not repaid as expected. A subordinated bridge loan is junior to a senior bridge loan in right of payment.
There may be no active trading market for loans. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain a fund’s ability to meet its obligations (including obligations to redeeming shareholders).
Certain courts have determined that loans are not securities and, therefore, purchasers such as a fund may not be entitled to the anti-fraud protections of the federal securities laws, including the prohibitions on insider trading.
Loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders like a fund for loan investments, borrowers may limit these covenants and weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A fund may experience greater losses or delays and expenses in enforcing its rights with respect to loans with fewer restrictive covenants.
Management: The value of your investment in a fund may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results. For example, the value of your investment in a fund may go down if its investment manager’s or sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. A fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by its investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. A fund’s investment strategies may not work as intended or may otherwise fail to produce the desired results. In addition, a fund’s investment strategies or policies may change from time to time. Legislative, regulatory or tax developments may also affect the investment techniques available to an investment manager or sub-adviser in connection with managing a fund. Those changes and developments may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the fund. Any of these things could cause a fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
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Market: The market prices of a fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. To the extent a fund may overweight its investments in certain sectors, industries, issuers, or geographies, such position will increase the fund’s exposure to the risk of loss from adverse developments affecting those sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the fund’s securities and assets fall, the value of your investment will go down. A fund may experience a substantial or complete loss on any individual security or asset.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.
Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund's investments.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments and generally for economies, and markets in the U.S. and elsewhere and, in the case of Transamerica Government Money Market, the fund’s ability to maintain a $1.00 share price. Similarly, political events within the United States at times have resulted, and may in the future result, in a failure to approve a budget for the federal government and a subsequent shutdown of government services, which in turn could negatively affect the U.S. economy, decrease the value of fund investments, and increase uncertainty in or impair the operation of securities markets in the United States and elsewhere. Changes in interest rates and levels of inflation also could adversely affect the value and liquidity of the fund's investments, impair the fund's ability to satisfy redemption requests, and negatively impact the fund's performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.
Medium Capitalization Companies: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Money Market Funds: An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset
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value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value. An investment in a money market fund is not guaranteed and it is possible for a fund to lose money by investing in money market funds.
Mortgage-Related and Asset-Backed Securities: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the fund’s net asset value. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae (formally known as Federal National Mortgage Association) or Freddie Mac (formally known as Federal Home Loan Mortgage Corporation) or by agencies of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.
The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. For mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.
Mortgage-backed and asset-backed securities are subject to prepayment or call, valuation, liquidity, credit, interest rate and extension risks, and to risks associated with the servicing of the mortgages and loans underlying those securities. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
Municipal Securities: Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, housing, water or sewer and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market. To the extent a fund invests significantly in a single state, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, such as health care, the fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.
The rate of interest paid on municipal securities normally is lower than the rate of interest paid on fully taxable securities. Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.
The municipal market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening.
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To the extent that a fund invests in municipal securities whose issuers are located in a single state, such as California, the fund will be more susceptible to economic, political and other developments that may adversely affect issuers in that state than are funds whose portfolios are more geographically diverse. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the state or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the state generally or any individual locality. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development, may be adversely affected by an economic recession. Unfavorable developments in any economic sector may adversely affect a particular state’s overall municipal market. Historically, California’s economy has been more volatile than that of the nation as a whole. Although California has a relatively diversified economy, California has concentrations in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.
Investment in municipal securities of issuers in U.S. territories may have more risks than in tax-exempt securities issued by other issuers. Municipal securities issued by the Commonwealth of Puerto Rico or its agencies carry substantial risks. From 2017-2022, the Commonwealth, its Sales Tax Financing Corporation, Highways and Transportation Authority, Employees’ Retirement System, Public Buildings Authority, and Aqueduct and Sewer Authority, were subject to the equivalent of municipal bankruptcy proceedings, known as “PROMESA” cases. During those proceedings, these municipal entities were unable to issue new municipal securities or repay existing municipal debt. At this time, Puerto Rico’s Electric Power Authority (“PREPA”) remains in such proceedings and subject to such restrictions. Moreover, the validity of PREPA’s debt instruments (and thus whether the holders are entitled to any recovery at all) has been called into question as part of its PROMESA case. PROMESA is a novel federal law and many of its provisions have been disputed. Those agencies of the Commonwealth that are not currently debtors in PROMESA proceedings at this time may enter such proceedings in the future and, in any event, can be expected to be subject to many of the same stressors that caused the proceedings mentioned above. For these and other reasons, the timing and rate of recovery on municipal securities that have been or will be issued by the Commonwealth of Puerto Rico or any of its agencies are highly unpredictable.
Operational: Your ability to transact with a fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology (including as a result of cybersecurity incidents), changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result.
Over-the-Counter Transactions: A fund may engage in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. Transactions in the OTC markets also are subject to the credit risk of the counterparty.
Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.
Prepayment or Call: Many fixed-income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a fund holds a fixed-income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, a fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. This may adversely affect a fund’s net asset value. In addition, if a fund purchases a fixed-income security at a premium (at a price that exceeds its stated par or principal value), the fund may lose the amount of the premium paid in the event of prepayment. Prepayment further tends to reduce the yield to maturity and the average life of the security.
Privately Placed and Other Restricted Securities: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a fund prefers. Restricted Securities include securities eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S. Restricted securities also include private placements of securities with agreed upon contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions.
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Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, a fund may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.
An insufficient number of eligible buyers interested in purchasing restricted securities held by a fund could adversely affect the marketability of such securities and a fund might be unable to dispose of such securities promptly or at reasonable prices. For this reason, restricted securities may adversely affect a fund’s overall liquidity if eligible buyers are or become uninterested in buying them at a particular time.
Restricted securities may not be listed on an exchange and may have no active trading market. A fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. A fund may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities for resale, and other transaction costs which may be higher for restricted securities than unrestricted securities.
Real Estate Securities: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:
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declining real estate value
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risks relating to general and local economic conditions
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over-building
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increased competition for assets in local and regional markets
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increases in property taxes
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increases in operating expenses or interest rates
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change in neighborhood value or the appeal of properties to tenants
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insufficient levels of occupancy
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inadequate rents to cover operating expenses
The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including zoning, environmental, and tax laws) and social and economic trends.
If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
Redemption: A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. In that event, the value of your investment in the fund would go down. If a fund is required to liquidate assets to accommodate redemptions, the liquidation could accelerate the recognition of capital gains by the fund, and any capital gains recognized by the fund generally need to be distributed to shareholders in order to avoid fund-level taxation. The non-redeeming shareholders could receive a disproportionate amount of those taxable distributions, even though the capital gains were recognized as a result of the redeeming shareholders. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could hurt performance and/or cause the remaining shareholders in the fund to lose money. Further, a fund’s redemption risk is increased if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the investment manager and/or sub-adviser.
Regulatory: In recent years, the U.S. government adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as margin, reporting and registration requirements. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the “Reform Act”) substantially increased regulation of the over-the-counter (“OTC”) derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include OTC derivatives, and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, a fund may be subject to additional recordkeeping and reporting requirements. Certain SEC rulemakings from recent years that affect some or all of the funds are as follows:
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Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by registered investment companies, such as a fund, and set limits on a fund’s investments in derivatives.
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Rule 12d1-4 under the 1940 Act provides an enhanced regulatory framework applicable to fund of fund arrangements.
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Rule 2a-5 under the 1940 Act establishes an updated regulatory framework for registered investment company valuation practices.
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Rule 2a-7 under the 1940 Act was amended to, among other things, increase the daily and weekly liquid asset minimum requirements for money market funds and remove the ability of money market funds to temporarily suspend redemptions.
The impact on the funds of these and future regulations cannot be fully known at this time, and there can be no assurance that any new government regulation will not adversely affect a fund’s ability to achieve its investment objective.
REITs: Investing in real estate investment trusts (“REITs”) involves unique risks. When a fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements. A failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs, or changes in the treatment of U.S. REITs under U.S. federal tax law, could adversely affect the value of a particular U.S. REIT or the market for U.S. REITs as a whole.
Repurchase Agreements: In a repurchase agreement, a fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.
Securities Lending: Each fund may lend securities to other financial institutions that provide cash or U.S. government or agency securities as collateral. When a fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the cash or non-cash collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.
Short Sales: A short sale may be effected by selling a security that a fund does not own. In order to deliver the security to the purchaser, a fund borrows the security, typically from a broker-dealer or an institutional investor. A fund later closes out the position by returning the security to the lender. If the price of the security sold short increases, a fund would incur a loss; conversely, if the price declines, a fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. A fund's use of short sales in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if a fund held only long positions. A fund may be unable to close out a short position at an acceptable price, and may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. Short selling involves higher transaction costs than typical long-only investing. A fund may also take a short position in a derivative instrument, such as a forward, future or swap.
A short sale may also be effected “against the box” if, at all times when the short position is open, a fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that a fund were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, a fund would forego the potential realization of the increased value of the shares sold short.
Small and Medium Capitalization Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Smaller capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
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Small Capitalization Companies: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Sovereign Debt: Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, the debt may be restructured, or it may ask for forgiveness of interest or principal on its existing debt. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. On the other hand, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There is no established legal process for a U.S. bondholder (such as a fund) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Strategies and Styles: Investment strategies and styles with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different strategy or style. A fund may employ a combination of strategies and/or styles that impact its risk characteristics.
Structured Instruments: A fund may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. These may include instruments issued by structured investment or special purpose vehicles or conduits, and may be asset-backed or mortgage-backed securities. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. The interest rate or principal amount payable at maturity on a structured instrument may vary based on changes in one or more specified reference factors, such as currencies, interest rates, commodities, indices or other financial indicators. Changes in the underlying reference factors may result in disproportionate changes in amounts payable under a structured instrument. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed-interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. For structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Structured instruments may be less liquid and therefore more difficult to value accurately than more traditional securities and instruments. Structured instruments may behave in ways not anticipated by a fund, or they may not receive the tax, accounting or regulatory treatment anticipated by a fund.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations(Transamerica International Focus): For certain funds, the sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the fund. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” A sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the fund’s investments. A sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in a sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of a fund’s security selection process may impact a sub-adviser’s investment decisions and may affect a fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact a fund’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact a sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
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Sustainability Data Transamerica Sustainable Equity Income: Sustainability information from third-party data providers may be incomplete, inaccurate, delayed or unavailable. There are not currently universally accepted sustainability standards or standardized practices for researching, generating, or analyzing sustainability data, classifications, screens, and ratings (“Sustainability Data”). The factors and criteria considered when generating Sustainability Data and the results of such sustainability research may differ widely across third-party Sustainability Data providers. The evaluation of sustainability factors and criteria is often subjective, is often evolving and subject to ongoing refinement, and the third-party Sustainability Data providers used by a fund may not identify or evaluate every relevant sustainability factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party Sustainability Data provider may not always be successful in identifying material sustainability information about a particular company. A fund may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit the intended sustainability characteristics if different metrics or Sustainability Data providers were used to evaluate them. Because sustainability considerations are still an emerging area of investment focus, sustainability information and metrics can be difficult to obtain or not able to be obtained. The evaluation of sustainability factors and implementation of sustainability-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate Sustainability Data reported by issuers and/or third-party research providers. Sustainability Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. The successful implementation of a fund’s strategy is therefore dependent, in part, on the sustainability factors identified and considered and research methodologies employed by applicable third-party Sustainability Data providers, as well as the timely availability of accurate information. Due to the specialized resources necessary to obtain sustainability-related information underlying or related to the Sustainability Data provided by applicable third-party sustainability research firms, a fund’s sub-adviser does not independently test or verify the data provided by such firms.
Sustainability Investing (Transamerica Sustainable Equity Income): Applying sustainability criteria to a sub-adviser’s investment analysis for a fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, applicable funds may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact a fund’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the fund’s investment performance. The relevance and weightings of sustainability criteria to a sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting a sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. A fund’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. A sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. A fund’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on a fund’s ability to invest in accordance with its sustainability strategy.
Tax: In order to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), a fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. In particular, a fund must generally diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. If a fund were to fail to meet any of these requirements, the fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the applicable corporate rate (without reduction for distributions to shareholders). The fund may be able to preserve its RIC qualification by meeting certain conditions, in which case it may be subject to certain additional taxes.
Any income a fund derives from investments in certain hard asset ETFs, such as certain commodity ETFs, and from other non-qualifying sources must be limited to a maximum of 10% of the fund’s gross income. If a fund fails to meet the 10% requirement, the fund may be subject to the federal income tax consequences described in the preceding paragraph. A fund may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships for federal income tax purposes. If a fund fails to meet the 25% requirement, the fund may be subject to the federal income tax consequences described in the preceding paragraph.
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An MLP is an entity treated as a partnership under the Internal Revenue Code, the partnership interests of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. If it does not so qualify, it will generally be subject to tax as a corporation.

Depreciation or other cost recovery deductions passed through to a fund from investments in MLPs in a given year will generally reduce the fund’s taxable income, but those deductions may be recaptured in the fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the fund at the time the deductions were taken by the fund, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, a fund may need to liquidate investments, which may lead to additional recapture income.
To Be Announced (TBA) Transactions: Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by a fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing a fund to further losses. Whether or not a fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
Underlying Exchange-Traded Funds: To the extent a fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects a fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which a fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of a fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that a fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a fund's shares could also be substantially and adversely affected.
U.S. Government Securities: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates or the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to certain U.S. government-sponsored entities in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Valuation: Certain investments may be more difficult to value than other types of investments. Many factors may influence the price at which a fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from a fund's last valuation, and such differences could be significant, particularly for illiquid securities, securities priced based upon valuations provided by third party pricing services, securities that trade in relatively thin or volatile markets, or securities that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. If market conditions make it difficult to value some investments, a fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when a fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have
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received if the fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a fund determines its net asset value. A fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, undervaluation may become more severe, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the fund will lose any amount it paid for the warrant or right.
Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.
Shareholder Information
Management of Transamerica Funds
The Board of Trustees is responsible for overseeing the management and business affairs of Transamerica Funds. It oversees the operation of Transamerica Funds by its officers. It also reviews the management of each fund’s assets by the investment manager and sub-advisers. Information about the Trustees and executive officers of Transamerica Funds is contained in the Statement of Additional Information (“SAI”).
Investment Manager
Transamerica Asset Management, Inc. (“TAM”), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Funds. TAM provides continuous and regular investment management services to the funds. For each of the funds, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each fund’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of the sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the funds and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each fund. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each fund. These fees are calculated on the average daily net assets of each fund.
TAM has been a registered investment adviser since 1996. As of December 31, 2024, TAM has approximately $[ ] billion in total assets under management. The funds are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.
TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group.
TAM acts as a manager of managers for the funds pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC - 23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable fund’s shareholders, to:
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(1)
employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;
(2)
materially change the terms of any sub-advisory agreement; and
(3)
continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.
Pursuant to the exemptive order, each fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.
Management Fees Paid for the Fiscal Year Ended October 31, 2024
For the fiscal year ended October 31, 2024, each fund paid the following management fee as a percentage of its average daily net assets:
Name of Fund	Management Fees (after waivers/expense reimbursements and recapture)
Transamerica Emerging Markets Equity	[ ]%
Transamerica International Focus	[ ]%
Transamerica Small Cap Value	[ ]%
Transamerica Strategic Income	[ ]%
Transamerica Sustainable Equity Income	[ ]%
Recent Management Fee Changes
Fund Name	Management Fees
	Current	Prior
Transamerica Emerging Markets Equity (effective August 30, 2024)	0.79% of the first $250 million 0.75% over $250 million up to $500 million 0.70% in excess of $500 million	0.83% of the first $250 million 0.80% over $250 million up to $500 million 0.75% in excess of $500 million
Transamerica International Focus (effective as of the close of business on October 25, 2024)	0.75% of the first $500 million 0.74% over $500 million up to $1 billion 0.69% over $1 billion up to $2 billion 0.675% over $2 billion up to $3 billion 0.66% in excess of $3 billion	0.77% of the first $500 million 0.76% over $500 million up to $1 billion 0.71% over $1 billion up to $2 billion 0.695% over $2 billion up to $3 billion 0.68% in excess of $3 billion
Transamerica Strategic Income (effective March 1, 2025)	0.544% of the first $500 million 0.534% over $500 million up to $2 billion 0.53% in excess of $2 billion	0.65% of the first $500 million 0.64% over $500 million up to $1 billion 0.62% over $1 billion up to $2 billion 0.61% in excess of $2 billion
Trustees’ Approval of Investment Management Agreement
A discussion regarding the Board of Trustees’ renewal of each fund’s investment management agreement is available in each fund’s report for the fiscal year ended October 31, 2024 as filed on Form N-CSR.
Sub-Adviser(s)
Pursuant to an Investment Sub-advisory Agreement between TAM and each sub-adviser on behalf of the respective fund, each sub-adviser shall provide day-to-day investment advice and recommendations for the applicable fund.
Each sub-adviser receives compensation from TAM.
Fund	Sub-Adviser	Sub-Adviser Address
Transamerica Emerging Markets Equity	Thompson, Siegel &Walmsley LLC	6641West Broad Street, Suite 600 Richmond, VA 23230
Transamerica International Focus	Sands Capital Management, LLC	1000 Wilson Boulevard, Suite 3000 Arlington, VA 22209
Transamerica Small Cap Value	Systematic Financial Management, L.P.	300 FrankW. Burr Blvd. Glenpointe East, 7th Floor Teaneck, NJ 07666
Transamerica Strategic Income	PineBridge Investments LLC	Park Avenue Tower 65 East 55th Street New York, NY 10022
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Fund	Sub-Adviser	Sub-Adviser Address
Transamerica Sustainable Equity Income	Aegon Asset Management UK plc	3 Lochside Crescent Edinburgh EH12 9SA
Further Information About Each Sub-Adviser
Aegon Asset Management UK plc (formerly, Kames Capital plc), a wholly-owned subsidiary of Aegon Ltd, has been a registered investment adviser since 2017. As of December 31, 2024, Aegon Asset Management UK plc had approximately $[ ] billion in total assets under management.
PineBridge Investments LLC has been a registered investment adviser since 1983. As of December 31, 2024, PineBridge Investments LLC, including its affiliates, had approximately $[ ] billion in total assets under management.
Sands Capital Management, LLC is an independent investment management firm registered with the U.S. Securities and Exchange Commission (“SEC”) as investment adviser under the Investment Advisers Act of 1940 since 2005. As of December 31, 2024, Sands Capital Management, LLC had approximately $[ ] billion in discretionary assets under management in the firm’s public equity strategies.
Systematic Financial Management, L.P. has been a registered investment adviser since 1982. Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds its equity interest in Systematic Financial Management, L.P. through its holding companies Titan NJ LP Holdings LLC and Titan NJ GP Holdings, Inc. Systematic Financial Management, L.P.’s Management Team retains autonomous control of the investment philosophy and process, as well as comprehensive management of the firm. As of December 31, 2024, Systematic Financial Management, L.P. had approximately $[ ] billion in total assets under management.
Thompson, Siegel & Walmsley LLC is an indirect wholly owned subsidiary of Perpetual Limited. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2024, Thompson, Siegel & Walmsley LLC had approximately $[ ] billion in total assets under management.
Portfolio Manager(s)
Each fund is managed by the portfolio manager(s) listed below. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in each fund they manage.
Transamerica Emerging Markets Equity
Name	Sub-Adviser	Positions Over Past Five Years
Elliott W. Jones, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the fund since 2024; Portfolio Manager on the Emerging Markets Strategy and a Research Analyst dedicated to the non-U.S. team; Joined Thompson, Siegel & Walmsley LLC in 2012
Transamerica International Focus
Name	Sub-Adviser	Positions Over Past Five Years
Danielle J. Menichella, CFA	Sands Capital Management, LLC	Portfolio Manager of the fund since 2024; Senior Research Analyst and Portfolio Manager on the Global Shariah and International Growth strategies; Joined Sands Capital Management, LLC in 2013
Michael F. Raab, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024;
Executive Managing Director, Director of
Research, Senior Research Analyst and Portfolio
Manager on the Global Leaders strategy; Joined
Sands Capital Management, LLC in 2007

Sunil H. Thakor, CFA	Sands Capital Management, LLC
Portfolio Manager of the fund since 2024;
Research Analyst and Senior Portfolio Manager on
the Global Focus, Global Leaders, Global Shariah
and International Growth strategies; Joined Sands
Capital Management, LLC in 2006

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Transamerica Small Cap Value
Name	Sub-Adviser	Positions Over Past Five Years
Kenneth W. Burgess, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Portfolio Manager since 1996; Employed by Systematic Financial Management, L.P. since 1993
W. Ryan Wick, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Assistant Portfolio Manager since 2014; Employed by Systematic Financial Management, L.P. since 2005
Transamerica Strategic Income
Name	Sub-Adviser	Positions Over Past Five Years
Peter Hu, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2006
Michael J. Kelly, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 1999
Steven Oh, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2000
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at PineBridge Investments LLC since 2001
Roberto Coronado	PineBridge Investments LLC	Portfolio Manager of the fund since 2016; Employee of PineBridge Investments LLC since 2014; Managing Director and Senior Portfolio Manager of Global Rates and Investment Grade Fixed-Income
Gunter H. Seeger	PineBridge Investments LLC	Portfolio Manager of the fund since 2019; Employee of PineBridge Investments LLC since 2009; Senior Vice President, Senior Portfolio Manager and Research Analyst, U.S. Rates and Securitized Products
Transamerica Sustainable Equity Income
Name	Sub-Adviser	Positions Over Past Five Years
Mark Peden, CFA	Aegon Asset Management UK plc	Portfolio Manager of the fund since 2020; Lead Portfolio Manager of the Aegon Global Equity Income strategy since 2011; joined Aegon Asset Management UK plc in 1992
Robin Black	Aegon Asset Management UK plc
Portfolio Manager of the fund since 2020; Portfolio
Manager of the Aegon Global Equity Income
strategy since 2017; joined Aegon Asset
Management UK plc in 2016; prior to 2016,
Managing Director at Macquarie from 2010-2016

Trustees’ Approval of Sub-Advisory Agreements
A discussion regarding the Board of Trustees’ renewal of the investment sub-advisory agreement for each of Transamerica Strategic Income and Transamerica Sustainable Equity Income is available in each fund’s report for the fiscal year ended October 31, 2024 as filed on Form N-CSR. A discussion regarding the Board of Trustees' approval of the investment sub-advisory agreement for each of Transamerica Emerging Markets Equity and Transamerica Small Cap Value is available in each fund's report for the fiscal year ended October 31, 2024 as filed on Form N-CSR. A discussion regarding the Board of Trustees' approval of the investment sub-advisory agreement for Transamerica International Focus will be available in the fund's report for the fiscal period ending April 30, 2025 to be filed on Form N-CSR.
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Disclosure of Portfolio Holdings
A detailed description of each fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.
Fund Expenses
During times of market volatility or decline, assets of your fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in your fund’s Annual Fund Operating Expenses table under “Fees and Expenses” in this prospectus. In addition, the total annual fund operating expenses shown in your fund’s Annual Fund Operating Expenses table may not correlate to the ratios of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflect the operating expenses of your fund and do not include certain expenses such as acquired (i.e., underlying) funds’ fees and expenses.
The “Other expenses” items in the Annual Fund Operating Expenses table for your fund include fees for custodial, legal and transfer agency services. “Other expenses” may include additional expenses such as interest expense (including borrowing costs and overdraft charges) as well as various other expenses applicable to each share class of your fund. Class I2 shares do not pay sub-transfer agency fees directly, but the transfer agent may use its available resources to pay for sub-transfer agency services for Class I2.
How To Contact the Funds
•
Customer Service: 1-888-233-4339 – Monday through Friday; hours of operation as posted on the funds’ website at www.transamerica.com/contact-us.
•
Internet: www.transamerica.com
•
Fax: 1-888-329-4339
Mailing Address:	Transamerica Fund Services, Inc. P.O. Box 219945 Kansas City, MO 64121-9945
Overnight Address:	Transamerica Fund Services, Inc. 801 Pennsylvania Avenue Suite 219945 Kansas City, MO 64105-1307
Opening an Account
Federal regulations may require a fund to obtain, verify and record certain information from you and persons authorized to act on your behalf in order to establish an account. Required information includes name, date of birth (for an individual), permanent residential address or principal place of business and Social Security Number or Employer Identification Number. The fund may also ask to see other identifying documents. If you do not provide the information, the fund may not be able to open your account. Identifying information must be provided for each trader on an account. The fund may also place limits on account transactions while it is in the process of verifying your identity. If the fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the fund believes it has identified potentially criminal activity, the fund reserves the right to take action it deems appropriate or as required by law, which may include redeeming your shares and closing your account.
The funds are offered for sale in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands and are not registered for sale outside the United States. If you are a Non-U.S. Person, you must provide a U.S. mailing address to establish an account, unless your broker-dealer firm submits your account through the National Securities Clearing Corporation, and an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation. Your broker-dealer may be required to submit a foreign certification form and other information as instructed by the fund's distributor. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in a fund.
Buying Shares
Class I2 shares of the funds in this prospectus are currently primarily offered for investment in certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the funds are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, and unaffiliated funds, high net worth
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individuals, and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Purchase requests initiated through an automated service that exceed $50,000 per day are not permitted and must be submitted by check or via bank wire.
Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege, without notice and regardless of size. Each fund reserves the right to discontinue offering any class of shares at any time, to liquidate any class of shares or merge any class of shares into another class of shares, or to cease investment operations entirely.
Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.
Shares are purchased at the net asset value per share (“NAV”), without a sales charge.
By Check
•
Make your check payable and send to Transamerica Fund Services, Inc.
•
If you are purchasing shares in an existing account(s), please reference your account number(s) and the Transamerica fund(s) in which you wish to invest. If you do not specify the fund(s) in which you wish to invest, and your referenced account is invested in one Transamerica fund, your check will be deposited into such fund. If you do not specify the fund(s) in which you wish to invest and own more than one fund, your investment may be rejected.
•
Redemption proceeds will be withheld for up to 10 calendar days from the date of purchase for funds to clear.
•
Transamerica Funds does not accept cash, money orders, traveler’s checks, credit card convenience checks, counter checks or starter checks without pre-printed information. Cashier’s checks and third party checks may be accepted, subject to approval by Transamerica Funds. We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
By Automatic Investment Plan
•
With an Automatic Investment Plan (“AIP”), a level dollar amount is invested in fixed intervals and the payment is deducted electronically from your bank account. Due to your bank’s requirements, please allow up to 30 days for your AIP to begin. Investments may be made between the 3rd and 28th of each month only, and will occur on the 15th if no selection is made. Call Customer Service for information on how to establish an AIP or visit our website to obtain an AIP request form.
By Telephone
•
You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before Automated Clearing House (“ACH”) purchases will be accepted. Call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link. Due to your bank’s requirements, please allow up to 30 days to establish this option.
Through an Authorized Dealer
•
If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to place your order. Transamerica Funds must receive your payment within two business days after your order is accepted.
By Internet
•
You may request an electronic transfer of funds from your bank account to your Transamerica Funds account. The electronic bank link option must be established in advance before ACH purchases will be accepted. If you have established online access to your account, you can add the electronic bank link option by accessing our website. You can also call Customer Service or visit our website at www.transamerica.com for information on how to establish an electronic bank link.
By Payroll Deduction
•
You may have money transferred regularly from your payroll to your Transamerica Funds account. Call Customer Service to establish this option.
By Wire Transfer
•
You may request that your bank wire funds to your Transamerica Funds account (note that your bank may charge a fee for such service). You must have an existing account to make a payment by wire transfer. Ask your bank to send your payment to:
State Street Bank and Trust Company, Boston, MA, ABA#011000028
Credit: Transamerica Funds Acct #00418533
Ref: Shareholder name, Transamerica fund and account numbers.
•
Shares will be purchased at the next determined public offering price after receipt of your wire if you have supplied all other required information.
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Other Information
If your check, draft or electronic transfer is returned unpaid by your bank, you will be charged a fee of $20 for each item that has been returned.
Transamerica Funds reserves the right to terminate your electronic draft privileges if the drafts are returned unpaid by your bank.
Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order, including, but not limited to, any purchase under the exchange privilege and any purchase request that does not include an investment representative or an approved broker-dealer.
Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us and submit an appropriate tax form (e.g. Form W-8BEN) and documentary evidence and letter of explanation before future purchases can be accepted.
Selling Shares
Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will normally be sent to redeeming shareholders within two business days after receipt of a redemption request in good order, but in any event within seven days, regardless of the method the fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, Transamerica Funds may postpone payment under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.
If you have recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the fund is reasonably satisfied that the check or electronic funds transfer has cleared (which may take up to ten calendar days). This delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Please note that redemption requests greater than $50,000 per day must be submitted in writing. In addition, amounts greater than $50,000 cannot be sent via ACH (check or federal funds wire only). Additionally, requests totaling more than $100,000 must be in writing with an original signature guarantee for all shareholders. Certain direct institutional accounts may utilize alternative methods in place of a signature guarantee.
The electronic bank link option must be established in advance for payments made electronically to your bank such as ACH or expedited wire redemptions. Call Customer Service to verify this feature is in place on your account or to obtain information on how to establish the electronic bank link.
Shares are redeemed at NAV.
To request your redemption and receive payment:
Direct Deposit – ACH
•
You may request an “ACH redemption” in writing, by phone or by internet access to your account. The electronic bank link must be established in advance. Payment should usually be received by your bank account 2-4 banking days after your request is received in good order. Transamerica Funds does not charge for this payment option. Certain IRAs and qualified retirement plans may not be eligible to request redemptions via the internet.
Direct Deposit – Wire
•
You may request an expedited wire redemption in writing or by phone. The electronic bank link must be established in advance. Otherwise, an original signature guarantee will be required. Wire redemptions have a minimum of $1,000 per wire. Payment should be received by your bank account the next banking day after your request is received in good order. Transamerica Funds charges $10 for this service. Your bank may charge a fee as well.
Check to Address of Record
•
Telephone or Internet Request – You may request your redemption by phone or internet. Certain IRAs and qualified retirement plans may not be eligible.
•
Written Request – Send a letter requesting a withdrawal to Transamerica Funds. Specify the fund, account number, and dollar amount or number of shares you wish to redeem. Be sure to include all shareholders’ signatures and any additional documents, as well as an original signature guarantee(s) if required. If you are requesting a distribution from an IRA, federal tax withholding of 10% will apply unless you elect otherwise. If you elect to withhold, the minimum tax withholding rate is 10%.
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Check to Another Party/Address
•
This request must be in writing, regardless of amount, signed by all account owners with an original signature guarantee.
Systematic Withdrawal Plan (by Direct Deposit – ACH or Check)
•
You can establish a Systematic Withdrawal Plan (“SWP”) either at the time you open your account or at a later date. Systematic withdrawals may be made via ACH between the 3rd and 28th day of the month only, or via check on the 20th day of the month only. If you have established online access to your account, you can add, update or stop your systematic withdrawal by accessing our website. You can also call Customer Service for information on how to establish a SWP, or access our website to obtain the form to request this option.
Through an Authorized Dealer
•
You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or Dealer for assistance.
Your Request to Sell Your Shares and Receive Payment May Be Subject to:
•
The type of account you have and if there is more than one shareholder. For example, we may require additional documentation for certain account types or multiple signatures.
•
The dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions totaling more than $100,000 require a written request with an original signature guarantee for all shareholders on the account.
•
A written request and original signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. For your protection, if an address change was made in the last 10 days, Transamerica Funds requires a redemption request in writing, signed by all account owners with an original signature guarantee.
•
When redeeming all shares from an account with an active AIP, your AIP will automatically be stopped. Please contact Customer Service if you wish to re-activate your AIP.
•
Each fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.
•
Redemption proceeds will be withheld for up to 10 calendar days from the date of purchase for funds to clear.
•
If you request that a withdrawal check be delivered overnight, a $20 overnight fee will be charged.
Please see additional information relating to original signature guarantee later in this prospectus.
Shares will normally be redeemed for cash, although each fund retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. Each fund may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the SAI for more details.
Involuntary Redemptions
Each fund reserves the right, to the fullest extent permitted by law, to close your account if, for example, the account value falls below the fund’s minimum account balance, including solely due to declines in NAV, or you are deemed to engage in activities that are illegal (such as late trading), activity that is believed to be detrimental to the fund (such as market timing), or other potential criminal or fraudulent activity.
Exchanging Shares
In certain circumstances, shares of one class of a fund may be exchanged directly for shares of another class of the same fund, as described in the Statement of Additional Information.
An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should consult your tax advisor before making an exchange.
Converting Shares
If you hold Class I2 shares and are eligible for purchase of Class I shares, you may be eligible to convert your Class I2 shares to Class I shares of the same fund, subject to the discretion of Transamerica Fund Services, Inc., to permit or reject such a conversion. If you hold Class I shares and are eligible to purchase Class I2 shares, you may be eligible to convert Class I shares to Class I2 shares of the same fund, subject to certain conditions. Class I shares are not offered in this prospectus. Please contact your financial adviser or Customer Service for conversion requirements and instructions.
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A conversion between share classes of the same fund is a nontaxable event.
If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.
Features and Policies
Customer Service
Occasionally, Transamerica Funds experiences high call volume due to unusual market activity or other events that may make it difficult for you to reach a Customer Service Representative by telephone. If you are unable to reach Transamerica Funds by telephone, please consider visiting our website at www.transamerica.com.
You may also send instructions by mail or by fax by using the information in the “How to Contact the Funds” section above.
Uncashed Checks Issued on Your Account
If any check Transamerica Funds issues is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your account at the NAV next calculated after reinvestment. If applicable, we will also change your account distribution option from cash to reinvest. Interest does not accrue on amounts represented by uncashed checks. In case we are unable to reinvest check proceeds in the original funds that you held, for example, if a fund has been liquidated or is closed to new investments, we reserve the right to reinvest the proceeds in Transamerica Government Money Market.
Minimum Dividend Check Amounts
To control costs associated with issuing and administering dividend checks, we reserve the right not to issue checks under a specified amount. For accounts with the cash by check dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued.
Telephone Transactions
Transamerica Funds and its transfer agent, Transamerica Fund Services, Inc. (“TFS”) are not liable for complying with telephone instructions that are deemed by them to be genuine. Transamerica Funds and TFS will employ reasonable procedures to help ensure telephone instructions are genuine. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. In situations where Transamerica Funds or TFS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. Transamerica Funds reserves the right to modify the telephone redemption privilege at any time. Customers can remove telephone options by submitting a letter of instructions.
Professional Fees
Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.
Signature Guarantee
An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. For certain requests, a notary may be accepted.
An original signature guarantee is typically required if any of the following is applicable:
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You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.
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You would like a check made payable to anyone other than the shareholder(s) of record.
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You would like a check mailed to an address which has been changed within 10 days of the redemption request.
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You would like a check mailed to an address other than the address of record.
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You would like your redemption proceeds wired to a bank account other than a bank account of record.
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Wire or ACH proceeds to a bank account changed within 10 days of the redemption request.
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You are adding or removing a shareholder from an account.
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You are changing ownership of an account.
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When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.
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Transactions requiring supporting legal documentation.
The funds reserve the right to require an original signature guarantee or a notary under other circumstances or to reject or delay a redemption on certain legal grounds.
An original signature guarantee or notary may be refused if any of the following is applicable:
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It does not appear valid or in good form.
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The transaction amount exceeds the surety bond limit of the signature guarantee.
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The guarantee stamp has been reported as stolen, missing or counterfeit.
Certain direct institutional accounts may utilize alternative methods in place of a signature guarantee with prior approval from Transamerica. Contact Transamerica for additional details.
Note:  For certain maintenance and non-financial requests, Transamerica Funds may require a Signature Validation Program Stamp for your protection. When an institution provides a Signature Validation Program Stamp, it assures Transamerica Funds that the signature and instructions are yours and that you have the authority to provide the instruction(s) contained within the request.
Electronic Signatures
Transamerica may accept electronic signatures in certain circumstances. Please contact Customer Service (1-888-233-4339) to see if you are eligible for this feature.
Paperless Legal Program
Transamerica may accept requests to transfer or redeem accounts having an original signature guarantee without the necessity to include additional legal documentation. The shareholder should contact their signature guarantor regarding all documentation that may be required to obtain an original signature guarantee.
E-Mail Communication
As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all account-specific requests be submitted only via online (required to be established in advance), telephone, mail or fax. Establishing an online account can be done by logging into the Transamerica Funds website at https://secureaccountview.com/BFWeb/clients/transamerica/index.
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The Account Login page will be displayed, underneath the Login screen, select the Red “New User” button.
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The Account Access: New User Setup screen will be displayed.
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Select a username, enter your social security number/EIN, account number and establish your password, following the instructions on the page.
You can also contact Transamerica at 1-888-233-4339, Monday through Friday between 8:00 a.m. and 7:00 p.m. (Eastern time) to establish an online account.
Statements and Reports
Transamerica Funds will send you a confirmation statement after every transaction that affects your account balance or registration, with the exception of systematic transactions or transactions necessary to assess account fees. Systematic transactions and fees will be shown on your next regularly scheduled quarterly statement. Information regarding these fees is disclosed in this prospectus. Please review the confirmation statement carefully and promptly notify Transamerica Funds of any error. Information about the tax status of the prior year’s income dividends and capital gains distributions will be mailed to shareholders early each year.
Please retain your statements. If you require historical statements, Transamerica Funds may charge $10 per statement year up to a maximum of $50 per Social Security Number. Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.
Right to Terminate or Suspend Account Privileges
A fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the fund’s policy to detect and deter frequent purchases, redemptions and exchanges, the fund may review and consider the history of frequent trading activity in all accounts in the Transamerica Funds known to be under common ownership or control. The fund may send a written warning to a shareholder that it
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believes may be engaging in disruptive or excessive trading activity; however, the fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the fund determines, in the exercise of its discretion, has engaged in such trading activity.
Market Timing/Excessive Trading
Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.
The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.
However, because the shares of the funds may be sold to strategic asset allocation funds, other investors (including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts), and eligible retirement plans whose recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents, the funds' policies and procedures to discourage market timing or excessive trading are enforced by those entities, as appropriate, rather than the funds. In addition, transactions by certain institutional investors, such as asset allocators, wrap programs, other advisory programs and non-Transamerica fund of funds products, may be excepted by the funds' Chief Compliance Officer from the transaction limit set forth in the funds' policies and procedures.
Additional information about the strategic asset allocation funds’ policies and procedures are available in the prospectus of the strategic asset allocation funds. Furthermore, reallocations in the funds by a strategic asset allocation fund in furtherance of a fund’s investment objective are not considered to be market timing or excessive trading.
Orders to purchase, redeem or exchange shares forwarded by accounts maintained on behalf of institutional investors or insurers (for example, separate accounts of insurance companies) with respect to their accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these investors/insurers (or their accounts) may apply to transactions by persons who, in turn, invest through these investors/insurers (or through their accounts).
Transamerica Funds’ excessive trading policies do not apply to Transamerica Government Money Market, Transamerica Short-Term Bond and Transamerica UltraShort Bond.
Additional Information
This prospectus and the SAI provide information concerning the funds that you should consider in determining whether to purchase shares of a fund. A fund may make changes to this information from time to time. A funds' investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the SAI.
A fund that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.
Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights of any shareholder, other than rights conferred by federal or state securities laws.
The funds may enter into contractual arrangements with various parties, including the fund's investment manager, who provides services to the funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of those contractual arrangements.
To the extent authorized by law, the funds reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.
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Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us. Individual states may have their own requirements. For more information regarding escheatment and unclaimed property in your state, ask your salesperson or visit your financial intermediary’s website.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the funds until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the transaction amount (in dollars, shares or percentage terms); the names, fund and account number(s) and allocations to and/or from the fund accounts affected by the requested transaction; the signatures of all owners (exactly as registered on the account) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents and signature guarantees. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect any purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. “Received” or receipt in good order generally means that everything necessary must be received by the funds, at our mailing address specified in this prospectus. We reserve the right to reject electronic transactions that do not meet our requirements.
Pricing of Shares
How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV, plus any applicable sales charge, that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund, an authorized intermediary, or the mail processing center located in Kansas City, Missouri.
When Share Price Is Determined
The NAV of each fund (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each fund will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the value of a fund’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds). These securities will be valued pursuant to the funds’ Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.
For investments in separate accounts of insurance companies that invest in Class I2 shares of the funds, orders for Class I2 shares will be placed after the receipt and acceptance of the investment in the insurance company separate account.
How NAV Is Calculated
The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.
The value of a fund’s securities and other assets for purposes of determining the fund’s NAV is determined pursuant to valuation procedures of the funds and TAM. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds’ Board. TAM has formed a valuation committee to assist with its designated responsibilities as valuation designee (the “Valuation Committee”).
In general, securities and other investments are valued based on prices at the close of regular trading on the NYSE.
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Equity securities, swaps, and options listed or traded on securities exchanges (except for the securities traded on NASDAQ/NMS), including ETFs, dollar-denominated foreign securities and ADRs, are normally valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price will generally be the NASDAQ Official Closing Price (“NOCP”).
The market price for debt obligations (except short-term obligations that will mature in 60 days or less) and for swaps that are not traded on a securities exchange is generally the price supplied by an independent third-party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies to identify the market value of the security or instrument.
Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Foreign securities are generally priced as described above for the particular type of security (i.e., equity securities or debt securities). The prices for foreign securities are converted from the local currency into U.S. dollars using current exchange rates.
Market quotations for securities prices may be obtained from automated pricing services.
Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company.
ETF shares are normally valued at the most recent sale price or official closing price on the exchange on which they are traded.
When an authorized pricing service does not provide a price or the price provided is believed by the Valuation Committee to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such a price or quotation for a security is not readily available, or is believed by the Valuation Committee to be unreliable, then the Valuation Committee will fair value such fund investment, in good faith, in accordance with fair valuation procedures.
The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.
Valuing securities in accordance with fair valuation procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The Valuation Committee makes fair value determinations in good faith in accordance with the valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.
The prices that a fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.
Distribution of Shares
Distributor
Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, CO 80202, underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. TCI is an affiliate of the investment manager and the funds.
Other Distribution and Service Arrangements
TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.
TCI engages in wholesaling activities designed to support, maintain, and increase the number of financial intermediaries who sell shares of the funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, the funds to financial intermediaries and providing sales training, retail broker support and other services. Payment for these activities is made by TCI, TAM and their affiliates out of profits and other available sources, including revenue sharing payments from others.
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TCI (in connection with, or in addition to, wholesaling services), TAM and fund sub-advisers, directly or through TCI, out of their past profits and other available sources, may provide cash payments or non-cash compensation to affiliated (Transamerica Financial Advisors, Inc. (“TFA”)) and unaffiliated brokers and other financial intermediaries who have sold shares of the funds, promote the distribution of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the funds.
Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the funds and/or fund shareholders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a fund on a sales list or mutual fund trading platform, including a preferred or select sales list or trading platform, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically. These cash payments may take a variety of forms, including (without limitation), annual flat fees, reimbursement of ticket charges, additional compensation based on sales, on-going fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales for a particular period; (ii) as a percentage of gross or net assets under management; (iii) as a fixed or negotiated flat fee dollar amount; or (iv) based on a combination of any of these methods. During 2024, in general, payments calculated as a percentage of sales ranged from [ ] basis points [( %) to [ ] basis points ( %), payments calculated as a percentage of assets under management ranged from [ ] basis points [( %) to [ ] basis points ( %), and flat annual fees ranged from $[ ] to $[ ] (calculated after revenue sharing offsets for sales), which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of December 31, 2024, TCI had revenue sharing agreements with more than [ ] broker dealers and other financial intermediaries including, without limitation: [Ameriprise Financial Services, Inc.; Advisor Group, Inc./Osaic Wealth, Inc. (FSC Securities, Royal Alliance, SagePoint, Questar, Woodbury Financial Services, Securities America, Triad, American Portfolios, and Infinex Investments, Inc.); Atria Wealth Solutions, Inc. (Cadaret Grant & Co., CUSO Financial, Next Financial, Sorrento, and Western International Securities, Inc.); Avantax Investment Services, Inc.; Cabot Lodge Securities, LLC; Cambridge Investment Research; Centaurus Financial, Inc.; Cetera Financial Group, Inc. (Cetera Advisors, LLC, Cetera Advisor Networks, LLC, Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, First Allied, Summit Brokerage Services, Inc.); Charles Schwab; Citigroup Global Markets, Inc.; Citizens Securities Inc.; Commonwealth Financial Network; D.A. Davidson & Co., Inc.; Edward Jones; Equitable Advisors, LLC; Equity Services, Inc.; Financial Data Services, Inc.; GWFS Equities Inc.; Geneos Wealth Management; Great West Financial; Hantz Financial Services, Inc.; Independent Financial Group, LLC; Janney Montgomery Scott; J.P. Morgan Securities LLC; Kestra Investment Services; LPL Financial Corp.; Logan Group Securities; Merrill Lynch; Morgan Stanley Smith Barney; MML Investors Services; Mutual of Omaha Investor Services Inc.; National Financial Services, Inc.; OneAmerica Securities Inc.; Oppenheimer & Co.; Park Avenue Securities; Pershing LLC; Principal Connectivity; PNC Investments; Pursche Kaplan Sterling; Securian Financial Services Inc.; Raymond James and Associates, Inc.; Raymond James Financial Services, Inc.; RBC Wealth Management; Stifel Nicolaus & Company Inc.; TD Ameritrade; UBS Financial Services, Inc.; United Planners Financial Services of America; US Bancorp Investments, Inc.; Voya Financial Advisors, Inc.; Wells Fargo Advisors, LLC; and World Equity Group Inc.] [TO BE UPDATED] For the calendar year ended December 31, 2024, TCI paid approximately $[ ] million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2025, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
For the calendar year ended December 31, 2024, TCI and its affiliates received revenue sharing payments from asset managers including [Rothschild; Thompson Siegel and Walmsley; Aegon Asset Management; BlackRock; Fidelity Investments; Franklin Templeton; J.P. Morgan Asset Management; Janus Henderson; Madison Investments; Milliman Financial Risk Management; PGIM Quantitative Solutions; PineBridge; Systematic Financial; Wellington, PIMCO; T. Rowe Price; and Goldman Sachs] [TO BE UPDATED] in the amount of $[ ] to participate in TCI sponsored events.
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As of December 31, 2024, TAM made revenue sharing payments to approximately [ ] financial intermediaries with respect to the funds, the most sizeable of which were to [TCI and Transamerica Life Insurance Company]. [For the same period, TAM did not receive any revenue sharing payments from financial services firms].
TAM also serves as investment manager to certain funds of funds that are underlying investment options for Transamerica insurance products. TCI and its affiliates make revenue sharing payments to, or receive revenue sharing payments from, affiliates of certain underlying unaffiliated funds within Transamerica insurance products for the provision of services to investors and distribution activities. These amounts are in addition to any revenue sharing programs described above with respect to mutual fund distributors. A financial intermediary may receive both mutual fund-related and insurance-related revenue sharing payments.
In addition, while TCI typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, TCI may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled “Dealer Reallowances” of the SAI.)
As of the date of this prospectus, TAM has agreed to pay Universal Life Insurance Company (“Universal Life”) a fee equal, on an annual basis, to 0.25% of the average daily net assets attributable to investments by Universal Life’s separate accounts in the Class I2 shares of the funds for administrative and other services provided or procured by Universal Life in connection with such investments in the funds. Investors may be able to obtain more information about these arrangements from their financial intermediaries.
From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also, to the extent permitted by applicable law, pay non-cash compensation or revenue sharing to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) ad hoc sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law. TCI and TAM may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation is in addition to the overall revenue sharing arrangements described above.
The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.
Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. A shareholder should ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates and fund sub-advisers to the extent the payments result in more assets being invested in the funds on which fees are being charged.
Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment manager or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.
Distributions and Taxes
Dividends and Distributions
Each fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each fund generally pays any distributions of net capital gains annually.
Each fund generally pays any dividends from net investment income annually, except Transamerica Strategic Income, which declares dividends daily and pays dividends monthly and Transamerica Sustainable Equity Income, which pays dividends quarterly.
Notwithstanding the foregoing, the Board of Trustees of Transamerica Funds has delegated authority to TAM to change the frequency with which dividends are declared and paid by a fund, including if a fund does not have any income to distribute, and to declare and make payments of long-term capital gains with respect to a fund as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.
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Taxes on Distributions in General
A fund will not generally have to pay income tax on amounts it distributes to shareholders. Shareholders will generally be taxed on distributions (other than any distributions treated as a return of capital) whether such distributions are paid in cash or reinvested in additional shares.
The following are guidelines for how certain distributions by a fund are generally taxed to non-corporate shareholders under current federal income tax law:
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Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed as long-term capital gains, generally at reduced rates, regardless of how long the shareholders have held their shares. Certain capital gain dividends attributable to dividends received from U.S. REITs may be taxable to noncorporate shareholders at a rate other than the generally applicable reduced rates.
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Distributions reported as paid from a fund’s “qualified dividend income” may be taxable to shareholders as qualified dividend income at reduced rates. Qualified dividend income generally is income derived from certain dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding period requirements in order for the shareholder to obtain the benefit of the tax rates applicable to qualified dividend income.
•
Distributions in excess of a fund’s earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her fund shares, and as a capital gain thereafter (assuming the shareholder holds the shares as capital assets). A distribution treated as a return of capital will not be taxable currently but will reduce the shareholder’s tax basis in his or her shares, which will generally increase the gain (or decrease the loss) that will be recognized on a subsequent sale or exchange of the shares.
•
Other distributions generally will be taxed at ordinary income tax rates.
A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates or trusts. For these purposes, dividends (other than exempt-interest dividends), interest, and certain capital gains are generally taken into account in computing a shareholder’s net investment income.
If a fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.
Each fund in which you invest will send you a tax report annually summarizing the amount and tax aspects of your distributions. If you buy shares of a fund shortly before it makes a taxable distribution (other than, in general, regular monthly distributions paid by funds that declare dividends daily), the distribution will be generally taxable to you even though it may effectively represent a return of a portion of your investment. This is known as “buying a dividend.”
Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income, even if the distribution is wholly or in part attributable to exempt-interest dividends received by the tax-deferred account. These accounts are subject to complex tax rules, and tax-deferred account investors should therefore consult their tax advisers regarding their investments in a tax-deferred account.
Taxes on the Sale or Exchange of Shares
If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss.
Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares.
Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price, on the price at which any dividends may have been reinvested, and on the amount of any distributions treated as returns of capital for federal income tax purposes, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain or loss.
71

Withholding Taxes
A fund in which you invest may be required to apply backup withholding of U.S. federal income tax on all distributions payable to you (including exempt-interest dividends) if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service (the “IRS”) that you are subject to backup withholding.
The backup withholding rate is currently 24%. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax applicable to shareholders that are not U.S. persons.
Non-Resident Alien Withholding
Dividends and certain other payments (but not distributions of net capital gains or exempt-interest dividends) to persons who are not citizens or residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. The 30% withholding described in this paragraph will not be imposed on any dividends reported as interest-related dividends or as short-term capital gain dividends. Each fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty.
Non-U.S. Persons and investors changing a mailing address to a non-U.S. address will need to provide an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation.
Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions (but not distributions of exempt-interest dividends) payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.
Other Tax Information
This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a fund. More information is provided in the SAI of the funds. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the funds.
72

Financial Highlights

The Financial Highlights tables are intended to help you understand a fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by ____________, an Independent Registered Public Accounting firm, whose report, along with the fund’s financial statements, is included in the October 31, 2024 report filed on Form N-CSR, which is available to you upon request. All references to a fund’s Notes to Financial Statements within the Financial Highlights tables refer to the applicable section of a fund’s applicable report filed on Form N-CSR. [TO BE UPDATED BY AMENDMENT]
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Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.
Transamerica Funds
1801 California Street, Suite 5200
Denver, CO 80202
Customer Service: 1-888-233-4339
Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945
ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information dated [March 1, 2025], as may be further supplemented or revised from time to time, in the annual and semi-annual reports to shareholders, and in Form N-CSR. The Statement of Additional Information is incorporated by reference into this prospectus.
Information about the funds (including the Statement of Additional Information) has been filed with and is available from the SEC. Copies of this information may be obtained upon payment of a duplication fee or by electronic request at the following e-mail address, publicinfo@sec.gov. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.
To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about the funds, call or write to Transamerica Funds at the phone number or address above or visit Transamerica Funds website at www.transamerica.com. In each Transamerica Fund annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. In Form N-CSR, you will find each fund’s annual and semi-annual financial statements.
Each fund’s most recently calculated net asset value per share is available on our website at www.transamerica.com.
www.transamerica.com
Sales Support: 1-800-851-7555
Distributor: Transamerica Capital, Inc.
The Investment Company Act File Number for Transamerica Funds is 811-04556.

Transamerica Funds
Prospectus [March 1, 2025]

Fund | Ticker	Class R4 Ticker	Class R Ticker	Class I3 Ticker
Transamerica Emerging Markets Equity (formerly, Transamerica Emerging Markets Opportunities)	TEOPX*	TEORX*	-
Transamerica Small Cap Value	TSLFX	TRSLX	TSLTX

Each of the funds listed above is a series of Transamerica Funds. Each fund with “–” listed above indicates that share class is not a share class of the fund.
* This class of the fund is not currently offered.

Neither the U.S. Securities and Exchange Commission nor U.S. Commodity Futures Trading Commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.
The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
MPCA0325

Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Class:	R4	R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R4	R
Management fees[1]	0.78%	0.78%
Distribution and service (12b-1) fees	0.25%	0.50%
Other expenses[2]	[ ]%	[ ]%
Total annual fund operating expenses	[ ]%	[ ]%
1
Management fees have been restated to reflect a reduction in management fees effective August 30, 2024.
2
Other expenses are based on estimates for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class R4	$[ ]	$[ ]	$[ ]	$[ ]
Class R	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [ ]% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”))
of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”) considers emerging markets countries to be those countries (1) included in the MSCI Emerging Markets Index, the fund’s benchmark, or the MSCI Frontier Markets Index or (2) other countries with similar emerging or frontier market characteristics, as determined by the sub-adviser (for example, relatively low gross national product per capita compared to the world’s major economies). The fund will normally invest primarily in emerging market companies that the sub-adviser believes have above-average potential for capital appreciation based on its fundamental research and analysis.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The sub-adviser strives to identify companies whose shares are underpriced relative to their intrinsic value. The fund is managed with reference to the MSCI Emerging Markets Index as to country allocation, which may change over time, but the fund is not benchmark constrained. The sub-adviser intends, under normal circumstances, to have approximately 40-80 equity securities in the fund’s portfolio.
Pursuant to a value investing philosophy, the sub-adviser seeks to invest in securities that the sub-adviser believes provide a discount or “margin of safety” between a security’s price and what the sub-adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). To first narrow the fund’s investment universe, the sub-adviser uses quantitative screening tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the sub-adviser combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the sub-adviser seeks to invest in companies identified as having attractive risk-reward profiles. The sub-adviser considers these to be companies that it identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The sub-adviser also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
The sub-adviser may invest in securities that are convertible into securities of foreign issuers. The sub-adviser will generally invest in small, medium and large capitalization companies.
The sub-adviser may invest in unaffiliated investment companies, including exchange-traded funds (“ETFs”), and may also invest a portion of its assets in real estate investment trusts (“REITs”).
The fund may invest a significant portion of its assets in investments located in or operating in one country or a small number of countries. The fund’s benchmark index currently includes substantial exposure to China, including China A-shares.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the
1
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium Capitalization Companies – The  fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a
2
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
China A–Shares – The fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the fund’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.
In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the fund.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries
3
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Large Capitalization Companies – The fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The past performance information shown below is for Class I shares, which are offered in a separate prospectus. Although Class R and Class R4 shares would have similar returns as Class I shares because the classes are invested in the same portfolio of securities, the returns for Class R and Class R4 shares will differ from Class I shares to the extent that the classes have different expenses.
4
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Performance information for Class R and Class R4 shares will be included after the share classes have been in operation for one complete calendar year.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to August 30, 2024, the fund had a different name, a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class I

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	Since Inception	Inception Date
Class I				12/19/2019
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	12/19/2019
The total return information for Class I shares of the fund reflects the impact of certain payments by Transamerica to the class in 2022.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
[Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for the period shown because it reflects the tax benefit of capital losses realized on the sale of fund shares.]
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Thompson, Siegel & Walmsley LLC Portfolio Manager:
Elliott W. Jones, CFA	Portfolio Manager	since August 2024
Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased by these investors through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. Shares of the fund are also available to other investors, including endowment funds and foundations, any state, county or city, or its instrumentality, department, authority or agency, and accounts registered to insurance companies, trust companies and bank trust departments. Such investors may purchase shares in the fund through the transfer agent directly. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Transamerica Retirement Solutions should contact Transamerica Retirement Solutions at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (“NAV”) after receipt of your request in good order. There is no minimum investment for eligible retirement plans investing in Class R shares. The minimum initial investment for Class R4 shares is $5,000. There is no minimum for subsequent investments in Class R or R4 shares. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.
Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.
The fund does not currently offer Class R and Class R4 shares.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
5
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6
Transamerica Emerging Markets Equity
(formerly, Transamerica Emerging Markets Opportunities)

Transamerica Small Cap Value

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Class:	R4	R	I3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R4	R	I3
Management fees	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	0.50%	None
Other expenses	[ ]%	[ ]%	[ ]%
Total annual fund operating expenses	[ ]%	[ ]%	[ ]%
Fee waiver and/or expense reimbursement[1]	[ ]%	[ ]%	[ ]%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[ ]%	[ ]%	[ ]%
1
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.10% for Class R4 shares, 1.40% for Class R shares and 0.89% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Class R4	$[ ]	$[ ]	$[ ]	$[ ]
Class R	$[ ]	$[ ]	$[ ]	$[ ]
Class I3	$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover: The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
During the most recent fiscal year, the portfolio turnover rate for the fund was [ ]% of the average value of its portfolio.
Principal Investment Strategies: The fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell® 2000 Index1 at the time of initial purchase. As of December 31, 2024, the market capitalization range of the Russell 2000® Index was between $[ ] million and $[ ] billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub-adviser generally will invest in common stocks of companies with small capitalizations that it views as attractively valued and possess relatively low price/cash flow ratios, low price/earnings ratios, low price/sales ratios, and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management.
Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. The fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of
7
Transamerica Small Cap Value

your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.
Market – The market prices of the fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the fund’s securities and assets fall, the value of your investment in the fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments, and generally for economies and markets in the U.S. and elsewhere.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails
8
Transamerica Small Cap Value

to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The fund may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility and may generate greater amounts of short-term capital gains.
Currency – The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or shareholder data (including private shareholder information), or proprietary information, cause the fund or its service providers (including, but not limited to, the fund’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Shareholder – A significant portion of the fund’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs. These transactions may also accelerate the realization of taxable capital gains to shareholders. In addition, sizeable redemptions could cause the fund’s total expenses to increase.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
9
Transamerica Small Cap Value

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Value (the “predecessor fund”), on April 21, 2017, and the predecessor fund was the accounting and performance survivor of the reorganizations. This means that the predecessor fund's financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the annual operating expenses of Class R4 shares.
Absent any applicable fee waivers and/or expense limitations, performance would have been lower.
As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Prior to September 28, 2015, the predecessor fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser.
Prior to November 1, 2018, the fund had a different sub-adviser and used different investment strategies. The performance set forth for the period between September 28, 2015 and October 31, 2018 is attributable to that previous sub-adviser.
From November 1, 2018 to August 29, 2024, the fund had a different sub-adviser and used different investment strategies. The performance set forth for this period is attributable to a previous sub-adviser.
[BAR CHART TO BE UPDATED]

Annual Total Returns (calendar years ended December 31) - Class R4

	Quarter Ended	Return
Best Quarter:	[ ]	[ ]%
Worst Quarter:	[ ]	[ ]%

Average Annual Total Returns (periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class R4					1/23/2003
Return before taxes	[ ]%	[ ]%	[ ]%
Return after taxes on distributions	[ ]%	[ ]%	[ ]%
Return after taxes on distributions and sale of fund shares	[ ]%	[ ]%	[ ]%
Class R (Return before taxes only)	[ ]%	[ ]%	N/A	[ ]%	4/21/2017
Class I3 (Return before taxes only)	[ ]%	[ ]%	N/A	[ ]%	4/21/2017
Russell 3000® Index1,[2] (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Systematic Financial Management, L.P. Portfolio Managers:
Kenneth W. Burgess, CFA	Portfolio Manager	since August 2024
W. Ryan Wick, CFA	Portfolio Manager	since August 2024
Purchase and Sale of Fund Shares: Shares of the fund are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased by these investors through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. Shares of the fund are also available to other investors, including endowment funds and foundations, any state, county or city, or its instrumentality, department, authority or agency, and accounts registered to insurance companies, trust companies and bank trust departments. Such investors may purchase shares in the fund through the transfer agent directly. You may purchase shares of the fund on any day the New York Stock Exchange is open for business. Requests to purchase shares for the fund should be mailed to Transamerica
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Transamerica Small Cap Value

Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. Participants in retirement plans administered by Transamerica Retirement Solutions should contact Transamerica Retirement Solutions at 1-800-755-5801 for additional information. If you would like to purchase shares in a fund by a wire transfer, please call 1-888-233-4339 for wire transfer instructions. You buy and redeem shares at the fund’s next-determined net asset value (“NAV”) after receipt of your request in good order. There is no minimum investment for eligible retirement plans investing in Class R shares. The minimum initial investment for Class R4 shares is $5,000. There is no minimum for subsequent investments in Class R or R4 shares. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary.
Redemption requests may be made by mail and, in certain circumstances, telephone. The proceeds of the redemption will be sent by mail or, if authorized on the Account Application, wire transfer. Requests to redeem shares of the fund should be mailed to Transamerica Fund Services, Inc., P.O. Box 219945, Kansas City, MO 64121-9945. You may redeem shares by telephone if you authorized telephone redemptions on your Account Application. The fund reserves the right to refuse a telephone redemption request if it is believed it is advisable to do so. The telephone redemption option may be suspended or terminated at any time without advance notice.
Class I3 shares are only available to certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts. Class I3 shares do not have a minimum initial investment for those that qualify for the share class or a minimum subsequent investment amount.
Tax Information: Fund distributions may be taxable as ordinary income, qualified dividend income, or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. In that case, you may be taxed when you take a distribution from such plan, depending on the type of plan, the circumstances of your distribution and other factors.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the fund through a broker-dealer or other financial intermediary, the fund and/or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Transamerica Small Cap Value

More on Each Fund’s Strategies and Investments
The following provides additional information regarding each fund’s strategies and investments described at the front of this prospectus. Except as otherwise expressly stated for a particular fund in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of each fund’s assets that may be invested in a particular type of security or investment. Each fund’s investment objective may be changed by the Board without shareholder approval.
Transamerica Emerging Markets Equity: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”)) of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”) considers emerging markets countries to be those countries (1) included in the MSCI Emerging Markets Index, the fund’s benchmark, or the MSCI Frontier Markets Index or (2) other countries with similar emerging or frontier market characteristics, as determined by the sub-adviser (for example, relatively low gross national product per capita compared to the world’s major economies). The fund will normally invest primarily in emerging market companies that the sub-adviser believes have above-average potential for capital appreciation based on its fundamental research and analysis.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The sub-adviser strives to identify companies whose shares are underpriced relative to their intrinsic value. The fund is managed with reference to the MSCI Emerging Markets Index as to country allocation, which may change over time, but the fund is not benchmark constrained. The sub-adviser intends, under normal circumstances, to have approximately 40-80 equity securities in the fund’s portfolio.
Pursuant to a value investing philosophy, the sub-adviser seeks to invest in securities that the sub-adviser believes provide a discount or “margin of safety” between a security’s price and what the sub-adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). To first narrow the fund’s investment universe, the sub-adviser uses quantitative screening tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the sub-adviser combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the sub-adviser seeks to invest in companies identified as having attractive risk-reward profiles. The sub-adviser considers these to be companies that it identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The sub-adviser also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
The sub-adviser may invest in securities that are convertible into securities of foreign issuers. The sub-adviser will generally invest in small, medium and large capitalization companies.
The sub-adviser may invest in unaffiliated investment companies, including exchange-traded funds (“ETFs”), and may also invest a portion of its assets in real estate investment trusts (“REITs”).
The fund may invest a significant portion of its assets in investments located in or operating in one country or a small number of countries. The fund’s benchmark index currently includes substantial exposure to China, including China A-Shares.
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Small Cap Value: The fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell® 2000 Index1 at the time of initial purchase. As of December 31, 2024, the market capitalization range of the Russell 2000® Index was between $[ ] million and $[ ] billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub-adviser generally will invest in common stocks of companies with small capitalizations that it views as attractively valued and possess relatively low price/cash flow ratios, low price/earnings ratios, low price/sales ratios, and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management.
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Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. The fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. Although the fund would do this only in seeking to avoid losses, the fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the fund has any uninvested cash, the fund would also be subject to risk with respect to the depository institution holding the cash.
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More on Risks of Investing in the Funds
The value of your investment in a fund changes with the values of that fund’s investments. Many factors and risks can affect those values, including the risks described below. There is no guarantee that a fund will be able to achieve its investment objective. It is possible to lose money by investing in a fund.
Some of the risks of investing in the funds, including the principal risks of the funds, are discussed below. Each fund may be subject to factors and risks other than those identified in this prospectus, and these other factors and risks could adversely affect the fund’s investment results. More information about risks appears in the Statement of Additional Information (“SAI”). Before investing, you should carefully consider the risks that you will assume.
Active Trading: Certain funds may engage in active trading of their portfolios. Active trading will increase transaction costs and could detract from performance. Active trading may generate greater amounts of short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution. During periods of market volatility, active trading may be more pronounced.
Cash Management and Defensive Investing: The value of investments held by a fund for cash management or defensive investing purposes can fluctuate. Like other fixed-income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If a fund holds cash uninvested, the fund will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the fund’s yield will go down. If a significant amount of a fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.
China A–Shares: Certain funds may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are securities trading and clearing linked programs between either Shanghai Stock Exchange or Shenzhen Stock Exchange, and the Stock Exchange of Hong Kong Limited, Hong Kong Securities Clearing Company Limited, and China Securities Depository and Clearing Corporation Limited, with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC” or “China”) and Hong Kong. The Programs are subject to daily quota limitations, which may restrict a fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when a fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and existing and additional regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or a fund’s investments through the Programs. There is no guarantee that applicable exchanges will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency.
If a fund was considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a fund was considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment.
A fund’s investments in securities, including China A-shares, issued by Chinese companies may cause a fund to become subject to withholding and other taxes imposed by China tax authorities. China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. Currently, the capital gain from disposal of China A-shares by foreign investors via the Programs is temporarily exempt from withholding income tax, but the dividends derived from China A-shares by foreign investors is subject to a 10% withholding income tax. There is no indication of how long the temporary exemption will remain in effect and a fund may be subject to such withholding income tax in the future.
Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of China A-shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.1%. According to the announcement jointly issued by the Ministry of Finance and the State
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Administration of Taxation of the PRC, starting from August 28, 2023, the stamp duty on securities transactions are reduced by half. The sale or other transfer by a fund’s sub-adviser of China A-shares will accordingly be subject to PRC stamp duty, but a fund will not be subject to PRC stamp duty when it acquires China A-shares.
A fund may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of China A-shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from trading of PRC securities through the Programs. Since there is no indication how long the temporary exemption will remain in effect, a fund may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if a fund were liable for value added tax it would also be required to pay the applicable surtaxes.
Uncertainties in China tax rules governing taxation of income and gains from investments in China A-shares via the Programs could result in unexpected tax liabilities for a fund and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by a fund.
In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Programs in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, funds investing through the Programs must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
The Programs are novel in nature and are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in China and Hong Kong. The regulations are untested so far and there is no certainty as to how they will be applied. China A-shares purchased through the Programs are held in nominee name and not a fund’s name as the beneficial owner. It is possible, therefore, that a fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a fund may not be able to participate in corporate actions affecting China A-shares held through the Programs due to time constraints or for other operational reasons.
Trades on the Programs are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a fund holds 5% or more of the total shares of a China A-share issuer through its Program investments, its profits may be subject to these limitations. It is not expressly provided in China law whether all accounts managed by TAM and/or its affiliates will be aggregated for purposes of this 5% limitation. If that is the case, it makes it more likely that a fund’s profits may be subject to these limitations.
Conflicts of Interest: Transamerica Asset Management, Inc. (“TAM”) and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this risk, “Transamerica”) are engaged in a variety of businesses and have interests other than those related to managing the funds. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the funds and their shareholders.
Certain actual and potential conflicts of interest are described below. A further discussion of conflicts of interest appears in the SAI. These discussions are not, and are not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Other conflicts may arise from time to time.
TAM and the funds have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the funds’ investment activities and adversely affect their performance.
Activities on Behalf of Other Funds and Accounts. Transamerica manages or advises other funds and products in addition to the funds, including Transamerica’s own accounts and accounts in which Transamerica or its personnel have an interest (collectively, the “Other Accounts”). In some cases, Transamerica oversees sub-advisers who provide day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to, the same as or opposite to those of the funds and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, particularly in circumstances where the availability or liquidity of such investment opportunities is limited, and could have an adverse impact on the fund’s performance. Other Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a fund or may be adverse to a company or issuer in which the fund has invested. A fund on the one hand, and Transamerica or Other Accounts, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the fund. The results of the investment activities of a
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fund may differ significantly from the results achieved for other funds and Other Accounts. Transamerica may give advice, and take action, with respect to any current or future funds or Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, a particular fund. Transamerica may receive more compensation with respect to certain other funds and Other Accounts than that received with respect to a fund. TAM does not receive performance-based compensation in respect of its investment management services rendered to the funds, but Transamerica may receive compensation based on the performance of certain Other Accounts. The simultaneous management of funds or Other Accounts that pay greater fees or other compensation than a fund creates a conflict of interest as Transamerica has an incentive to favor those funds or Other Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among the funds and Other Accounts. Transamerica personnel may have greater economic and other interests in certain other funds or Other Accounts promoted or managed by such personnel as compared to a particular fund. TAM has developed allocation policies and procedures that provide that TAM’s personnel making portfolio decisions for the funds and Other Accounts will make investment decisions for, and allocate investment opportunities among, such funds and Other Accounts consistent with TAM’s fiduciary obligations.
Selection of Service Providers. TAM and certain of its affiliates provide services including investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts and earn fees from these relationships. TAM and its affiliates face conflicts of interest when the funds and Other Accounts select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent on fund performance and TAM and its affiliates as service providers will still receive significant compensation from the funds and Other Accounts even if shareholders lose money. The service providers recommended by TAM may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a fund, on the one hand, may be more or less favorable than the rates paid by Transamerica or Other Accounts, on the other hand.
Sales Incentives and Relationships. Transamerica and other financial service providers have conflicts associated with their promotion of the funds or other dealings with the funds that would create incentives for them to promote the funds. Transamerica will benefit from increased amounts of assets under management. Transamerica and its personnel have relationships (both involving and not involving the funds) with distributors, consultants and others who sell or recommend the funds or other funds or products, and such parties may receive compensation from Transamerica or the funds or other accounts in connection with such relationships. Transamerica and/or the funds’ sub-advisers or their affiliates, make revenue sharing payments to brokers and other financial intermediaries to promote the distribution of the funds. Transamerica also receives revenue sharing and/or 12b-1 payments from certain of the funds’ sub-advisers or their affiliates. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.
Transamerica Insurance Companies. The performance of certain funds impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of certain variable insurance contracts. TAM’s investment decisions and the design of the applicable funds, including the strategies the funds utilize, may be influenced by these factors. Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning certain funds is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the funds’ Board of Trustees governing the sharing of such information.
Transamerica Asset Allocation Funds. TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds of funds. For certain other funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ assets to a Transamerica fund. TAM has established an investment program for certain funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in underlying Transamerica funds. TAM does not consider unaffiliated funds as underlying investment options for these funds of funds, even if unaffiliated funds have better investment performance or lower total expenses. TAM and its affiliates will receive more revenue when TAM or a sub-adviser selects a Transamerica fund rather than an unaffiliated fund for inclusion in a fund of funds and could result in the selection of affiliated funds that may perform less well or have higher total expenses than unaffiliated funds. TAM has an incentive for the funds of funds’ assets to be allocated to those underlying funds for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or to those underlying funds for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund of funds’ assets to be allocated to subscale underlying Transamerica funds to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds. TAM Compliance monitors allocation changes by the funds of funds.
Investments in Transamerica Funds. TAM manages funds and other accounts which may, individually or in the aggregate, own a substantial amount of a fund. Further, TAM and/or its affiliates may invest in a fund at or near the establishment of the fund, which may facilitate the fund achieving a specified size or scale. Seed investors may redeem their investments in a fund, and such redemptions could have a significant negative impact on the fund.
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Fund Structuring and Changes. TAM may have a financial incentive to implement or not to implement certain changes to the funds. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more funds. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, the change reduces amounts required to be waived and/or reimbursed by TAM, or the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts.
Sub-Advisory Fee Discount Arrangements. The aggregation of assets of multiple funds and/or other funds or products for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds or otherwise, as applicable, give rise to actual and/or potential conflicts of interest that could disadvantage the funds and their shareholders. Sub-advisory fee discount arrangements create an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a fund.
Valuation of Investments. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds' Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the funds and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by TAM may also result in improved performance of the funds.
Other Relationships and Benefits. Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other fund service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to TAM’s and/or its affiliates’ relationships or other business dealings with such parties.
Sub-Advisers. The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a fund and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. For example, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients which gives rise to actual or potential conflicts of interest. A sub-adviser and/or its respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a fund.
Convertible Securities: Convertible securities share investment characteristics of both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of triggering events, and, as a result, are subject to an increased risk of loss. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities are normally “junior” securities, meaning that the issuers usually must first make payments on non-convertible securities before making payments on convertible securities. If the issuer of a convertible security stops making payments, these securities may become worthless.
Currency: The value of a fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and they are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A fund may be positively or negatively affected by government strategies intended to make the U.S. dollar, or other currencies to which the fund has exposure, stronger or weaker. Currency markets generally are not as regulated as securities markets, and currency risk may be particularly high to the extent the fund invests in foreign securities or currencies that are economically tied to emerging market or frontier market countries. A fund may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective. Derivatives that provide exposure to foreign currencies are also subject to these risks.
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Cybersecurity and Operations: A fund, and its service providers and distribution platforms, and your ability to transact with a fund, may be negatively impacted by, among other things, human error, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, shareholder data (including private shareholder information), and/or proprietary information, or cause a fund, TAM, a sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident or operational issue may disrupt the processing of fund or shareholder transactions, impact a fund's ability to calculate its net asset value, prevent shareholders from redeeming their shares, or result in financial losses to a fund and its shareholders. Cybersecurity and operational incidents may result in financial losses to a fund and its shareholders, and substantial costs may be incurred to prevent or mitigate such incidents in the future. Cybersecurity and operational incidents may also lead to violations of applicable privacy and other laws, regulatory fines, penalties, and reputational damage. There is a chance that some cybersecurity and operational risks have not been identified, which limits the ability of a fund and its service providers to plan for or mitigate such risks. Issuers of securities in which a fund invests are also subject to cybersecurity and operational risks, and the value of those securities could decline if the issuers experience cybersecurity incidents or operational issues. In addition, other significant events (e.g., natural disasters or global health emergencies), and measures taken to respond to them and mitigate their effects, could result in disruptions to the services provided to a fund by its service providers. A fund cannot control the cybersecurity and business continuity plans of its service providers, issuers of securities in which it invests or other third parties whose operations may affect the fund and its shareholders.
Depositary Receipts: Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the fund to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding those issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Early Close/Late Close/Trading Halt: An exchange or market may close early, close late or issue trading halts generally or on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Emerging Markets: Investments in securities of issuers located or doing business in emerging markets bear heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging market countries typically have less developed and less stable economic and political systems and regulatory and accounting standards, potentially making it difficult to evaluate issuers. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation, and may be based on only a few industries. Such countries typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a public health emergency or natural disaster. Certain emerging markets may also face other significant internal or external risks, including the risk of war or terrorism, and ethnic, religious or racial conflicts. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will, and such investors are more likely to experience nationalization, expropriation and confiscatory taxation. Such policies may change abruptly. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and extreme price volatility, which could make security valuations more difficult. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. A fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, and the fund may experience problems or delays with the clearing and settling of trades that are not typically experienced in more developed markets. Investments in emerging markets countries may have restrictions that make it difficult or impossible for a fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies. Some securities issued by emerging market governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government.
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An investment in emerging market securities should be considered speculative. Investments in emerging markets countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.
Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer, and generally have greater risk of loss than debt securities. Equity securities include, among others, common and preferred stocks, convertible securities, and warrants or rights. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed-income securities, and fluctuate in price based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. Because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. If the market prices of the equity securities owned by a fund fall, the value of your investment in the fund will decline. If a fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment in the company. These risks are generally magnified for investments in equity securities of distressed companies. A fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Expenses: Your actual costs of investing in a fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a fee limitation is changed or terminated, or with respect to a newly offered fund or class, if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
Focused Investing: To the extent a fund invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, or a significant portion of its assets in a single issuer or small number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign markets can be less liquid, less regulated and more volatile than U.S. markets. The value of a fund's foreign investments may decline, sometimes rapidly and unpredictably, because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.
Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as U.S. companies are. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult or impossible for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in an inability to execute transactions or delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Such settlement issues could affect a fund’s performance and the liquidity of its portfolio. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes, and special U.S. tax considerations may apply.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a fund's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the fund's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a fund's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by unfavorable governmental actions such as the imposition of capital and price controls; nationalization of companies or industries; currency exchange controls, currency blockage, or restrictions on the expatriation of foreign currency; expropriation of assets; confiscatory taxation; or the imposition of punitive taxes. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in foreign securities. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a fund's investments. For example, the governments of certain countries may prohibit or
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impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the fund's ability to purchase or sell foreign securities or transfer a fund's assets back into the United States, or otherwise adversely affect the fund's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a fund, particularly during periods of market turmoil. When a fund holds illiquid investments, its portfolio may be harder to value.
Investment in securities of foreign issuers may also be subject to foreign custody risk which refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets outside the United States. In addition, it is often more expensive for a fund to buy, hold, and sell securities in certain foreign markets than in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and may be subject to limited or no government oversight. In general, the less developed a country’s securities markets are, or the more difficult communication is with that location, the greater the likelihood of custody issues arising.
American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) are generally subject to all of the risks that direct investments in foreign securities are.
Sanctions or other government actions against certain countries could negatively impact a fund’s investments in securities that have exposure to that country. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets.
Frontier Markets: Frontier market countries generally have smaller economies, less developed capital markets, less sophisticated legal, regulatory and political systems, and fewer investor protections than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are generally less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme currency fluctuations, price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors or of governments in frontier markets. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a fund’s shares to decline. An investment in frontier market securities should be considered speculative.
Large Capitalization Companies: A fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, a fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Large Shareholder: The Transamerica Asset Allocation funds designated Conservative, Moderate, Moderate Growth and Growth, the Transamerica Asset Allocation Horizon Funds designated Short, Intermediate and Long, the ClearTrack® target date funds and Transamerica Strategic Income, each a separate series of Transamerica Funds, as well as the Transamerica JPMorgan Asset Allocation portfolios designated Conservative, Growth, Moderate Growth, Moderate and International Moderate Growth, and Transamerica 60/40 Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP and Transamerica BlackRock Tactical Allocation VP, each a separate series of Transamerica Series Trust, are asset allocation funds (“Asset Allocation Funds”) that may invest in certain series of Transamerica Funds and Transamerica Series Trust and may own a significant portion of the shares of an underlying fund. Other investment vehicles and institutional investors may also own a significant portion of a fund’s shares.
Unaffiliated funds (the “Unaffiliated Funds”) may invest in series of Transamerica Funds subject to the fund of funds restrictions of Section 12(d)(1) of the 1940 Act. Unaffiliated Funds may invest in an underlying fund beyond the limits of Section 12(d)(1), in reliance on certain exemptions, such as Rule 12d1-4 under the 1940 Act, subject to certain terms and conditions. An Unaffiliated Fund may own a significant portion of the shares of an underlying fund.
Transactions by a large shareholder may be disruptive to the management of a fund. A fund may experience large redemptions or investments due to transactions in fund shares by a large shareholder. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a fund’s performance. In the event of such redemptions or investments, a fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a fund’s brokerage and/or other transaction costs. In addition, when a large shareholder owns a substantial portion of a fund’s shares, a large redemption by that shareholder could cause actual expenses to increase, or could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. Redemptions of fund shares could also accelerate the realization of taxable capital gains. The impact of these transactions is likely to be greater when a large shareholder
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purchases, redeems, or owns a substantial portion of a fund’s shares. When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.
Legal and Regulatory: Legal and regulatory changes could occur that may adversely affect a fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect a fund. A fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.
Liquidity: A fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, legal or contractual restrictions on resale, or reduced capacity of traditional market participants to make a market in securities. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased volatility. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed-income securities may result in even less liquidity in certain markets. Liquidity risk may be magnified in rising interest rate or volatile environments. Illiquid investments can be difficult to value. If a fund is forced to sell less liquid or illiquid investments to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss (or may not be able to sell at all), and such sale may involve additional costs or may cause the value of your investment to decline. In addition, securities, once sold by a fund, may not settle for an extended period (for example, several weeks or even longer). The fund will not receive its sales proceeds until that time, which may constrain the fund’s ability to meet its obligations (including obligations to redeeming shareholders). Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a fund to sell. This may prevent a fund from limiting losses. Further, when there is illiquidity in the market for certain investments, a fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector or asset class. A fund is required by law to maintain a liquidity risk management program to assess and manage the fund’s liquidity risk. This program is intended to reduce liquidity risk, but may not achieve the desired results. Analyses and judgments made under the program may be incorrect, and changes in market conditions, which may be rapid and unexpected, may adversely affect the program.
Management: The value of your investment in a fund may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results. For example, the value of your investment in a fund may go down if its investment manager’s or sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. A fund may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by its investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. A fund’s investment strategies may not work as intended or may otherwise fail to produce the desired results. In addition, a fund’s investment strategies or policies may change from time to time. Legislative, regulatory or tax developments may also affect the investment techniques available to an investment manager or sub-adviser in connection with managing a fund. Those changes and developments may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the fund. Any of these things could cause a fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Market: The market prices of a fund’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. To the extent a fund may overweight its investments in certain sectors, industries, issuers, or geographies, such position will increase the fund’s exposure to the risk of loss from adverse developments affecting those sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the fund’s securities and assets fall, the value of your investment will go down. A fund may experience a substantial or complete loss on any individual security or asset.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and
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liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.
Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund's investments.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for the fund’s investments and generally for economies, and markets in the U.S. and elsewhere and, in the case of Transamerica Government Money Market, the fund’s ability to maintain a $1.00 share price. Similarly, political events within the United States at times have resulted, and may in the future result, in a failure to approve a budget for the federal government and a subsequent shutdown of government services, which in turn could negatively affect the U.S. economy, decrease the value of fund investments, and increase uncertainty in or impair the operation of securities markets in the United States and elsewhere. Changes in interest rates and levels of inflation also could adversely affect the value and liquidity of the fund's investments, impair the fund's ability to satisfy redemption requests, and negatively impact the fund's performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.
Medium Capitalization Companies: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Operational: Your ability to transact with a fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology (including as a result of cybersecurity incidents), changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result.
Over-the-Counter Transactions: A fund may engage in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. Transactions in the OTC markets also are subject to the credit risk of the counterparty.
Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.
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Real Estate Securities: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:
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declining real estate value
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risks relating to general and local economic conditions
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over-building
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increased competition for assets in local and regional markets
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increases in property taxes
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increases in operating expenses or interest rates
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change in neighborhood value or the appeal of properties to tenants
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insufficient levels of occupancy
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inadequate rents to cover operating expenses
The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including zoning, environmental, and tax laws) and social and economic trends.
If the fund’s real estate-related investments are concentrated in one geographic area or one property type, the fund will also be subject to the risks associated with that one area or property type. The value of the fund’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
Redemption: A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. In that event, the value of your investment in the fund would go down. If a fund is required to liquidate assets to accommodate redemptions, the liquidation could accelerate the recognition of capital gains by the fund, and any capital gains recognized by the fund generally need to be distributed to shareholders in order to avoid fund-level taxation. The non-redeeming shareholders could receive a disproportionate amount of those taxable distributions, even though the capital gains were recognized as a result of the redeeming shareholders. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could hurt performance and/or cause the remaining shareholders in the fund to lose money. Further, a fund’s redemption risk is increased if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the investment manager and/or sub-adviser.
Regulatory: In recent years, the U.S. government adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as margin, reporting and registration requirements. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the “Reform Act”) substantially increased regulation of the over-the-counter (“OTC”) derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include OTC derivatives, and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, a fund may be subject to additional recordkeeping and reporting requirements. Certain SEC rulemakings from recent years that affect some or all of the funds are as follows:
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Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by registered investment companies, such as a fund, and set limits on a fund’s investments in derivatives.
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Rule 12d1-4 under the 1940 Act provides an enhanced regulatory framework applicable to fund of fund arrangements.
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Rule 2a-5 under the 1940 Act establishes an updated regulatory framework for registered investment company valuation practices.
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Rule 2a-7 under the 1940 Act was amended to, among other things, increase the daily and weekly liquid asset minimum requirements for money market funds and remove the ability of money market funds to temporarily suspend redemptions.
The impact on the funds of these and future regulations cannot be fully known at this time, and there can be no assurance that any new government regulation will not adversely affect a fund’s ability to achieve its investment objective.
REITs: Investing in real estate investment trusts (“REITs”) involves unique risks. When a fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and
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requirements. A failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs, or changes in the treatment of U.S. REITs under U.S. federal tax law, could adversely affect the value of a particular U.S. REIT or the market for U.S. REITs as a whole.
Securities Lending: Each fund may lend securities to other financial institutions that provide cash or U.S. government or agency securities as collateral. When a fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the cash or non-cash collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.
Small Capitalization Companies: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Strategies and Styles: Investment strategies and styles with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform or underperform other funds that employ a different strategy or style. A fund may employ a combination of strategies and/or styles that impact its risk characteristics.
Tax: In order to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), a fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. In particular, a fund must generally diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. If a fund were to fail to meet any of these requirements, the fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the applicable corporate rate (without reduction for distributions to shareholders). The fund may be able to preserve its RIC qualification by meeting certain conditions, in which case it may be subject to certain additional taxes.
Any income a fund derives from investments in certain hard asset ETFs, such as certain commodity ETFs, and from other non-qualifying sources must be limited to a maximum of 10% of the fund’s gross income. If a fund fails to meet the 10% requirement, the fund may be subject to the federal income tax consequences described in the preceding paragraph. A fund may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships for federal income tax purposes. If a fund fails to meet the 25% requirement, the fund may be subject to the federal income tax consequences described in the preceding paragraph.
Underlying Exchange-Traded Funds: To the extent a fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects a fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which a fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of a fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that a fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a fund's shares could also be substantially and adversely affected.
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Valuation: Certain investments may be more difficult to value than other types of investments. Many factors may influence the price at which a fund could sell any particular portfolio investment. The sales price may well differ — higher or lower — from a fund's last valuation, and such differences could be significant, particularly for illiquid securities, securities priced based upon valuations provided by third party pricing services, securities that trade in relatively thin or volatile markets, or securities that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. If market conditions make it difficult to value some investments, a fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when a fund is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a fund determines its net asset value. A fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, undervaluation may become more severe, or that a stock considered to be undervalued may actually be appropriately priced. A fund may underperform other equity funds that use different investing styles. A fund may also underperform other equity funds using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Please note that there are other factors that could adversely affect your investment in a fund and that could prevent the fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.
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Shareholder Information
Management of Transamerica Funds
The Board of Trustees is responsible for overseeing the management and business affairs of Transamerica Funds. It oversees the operation of Transamerica Funds by its officers. It also reviews the management of each fund’s assets by the investment manager and sub-advisers. Information about the Trustees and executive officers of Transamerica Funds is contained in the Statement of Additional Information (“SAI”).
Investment Manager
Transamerica Asset Management, Inc. (“TAM”), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Funds. TAM provides continuous and regular investment management services to the funds. For each of the funds, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each fund’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the funds and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each fund. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each fund. These fees are calculated on the average daily net assets of each fund.
TAM has been a registered investment adviser since 1996. As of December 31, 2024, TAM has approximately $[ ] billion in total assets under management. The funds are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.
TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group.
TAM acts as a manager of managers for the funds pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC - 23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable fund’s shareholders, to:
(1)
employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;
(2)
materially change the terms of any sub-advisory agreement; and
(3)
continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.
Pursuant to the exemptive order, each fund has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.
Management Fees Paid for the Fiscal Year Ended October 31, 2024
For the fiscal year ended October 31, 2024, each fund paid the following management fee as a percentage of its average daily net assets:
Name of Fund	Management Fees (after waivers/expense reimbursements and recapture)
Transamerica Emerging Markets Equity	[ ]%
Transamerica Small Cap Value	[ ]%
Recent Management Fee Changes
Fund Name	Management Fees
	Current	Prior
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Fund Name	Management Fees
Transamerica Emerging Markets Equity (effective August 30, 2024)	0.79% of the first $250 million 0.75% over $250 million up to $500 million 0.70% in excess of $500 million	0.83% of the first $250 million 0.80% over $250 million up to $500 million 0.75% in excess of $500 million
Trustees’ Approval of Investment Management Agreement
A discussion regarding the Board of Trustees’ renewal of each fund’s investment management agreement is available in each fund’s report for the fiscal year ended October 31, 2024 as filed on Form N-CSR.
Sub-Adviser(s)
Pursuant to an Investment Sub-advisory Agreement between TAM and each sub-adviser on behalf of the respective fund, each sub-adviser shall provide day-to-day investment advice and recommendations for the fund.
Each sub-adviser receives compensation from TAM.
Funds	Sub-Adviser	Sub-Adviser Address
Transamerica Small Cap Value	Systematic Financial Management, L.P.	300 Frank W. Burr Blvd. Glenpointe East 7th Floor Teaneck, NJ 07666
Transamerica Emerging Markets Equity	Thompson, Siegel & Walmsley LLC	6641 West Broad Street, Suite 600 Richmond, VA 23230
Further Information About Each Sub-Adviser
Systematic Financial Management, L.P. has been a registered investment adviser since 1982. Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds its equity interest in Systematic Financial Management, L.P. through its holding companies Titan NJ LP Holdings LLC and Titan NJ GP Holdings, Inc. Systematic Financial Management, L.P.’s Management Team retains autonomous control of the investment philosophy and process, as well as comprehensive management of the firm. As of December 31, 2024, Systematic Financial Management, L.P. had approximately $[ ] billion in total assets under management.
Thompson, Siegel & Walmsley LLC is an indirect wholly owned subsidiary of Perpetual Limited. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2024, Thompson, Siegel & Walmsley LLC had approximately $[ ] billion in total assets under management.
Portfolio Manager(s)
Each fund is managed by the portfolio manager(s) listed below. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in each fund they manage.
Transamerica Emerging Markets Equity
Name	Sub-Adviser	Positions Over Past Five Years
Elliott W. Jones, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the fund since 2024; Portfolio Manager on the Emerging Markets Strategy and a Research Analyst dedicated to the non-U.S. team; Joined Thompson, Siegel & Walmsley LLC in 2012
Transamerica Small Cap Value
Name	Sub-Adviser	Positions Over Past Five Years
Kenneth W. Burgess, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Portfolio Manager since 1996; Employed by Systematic Financial Management, L.P. since 1993
W. Ryan Wick, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the fund since 2024; Assistant Portfolio Manager since 2014; Employed by Systematic Financial Management, L.P. since 2005
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Trustees’ Approval of Sub-Advisory Agreements
A discussion regarding the Board of Trustees' approval of the investment sub-advisory agreement for each of Transamerica Emerging Markets Equity and Transamerica Small Cap Value is available in each fund's report for the fiscal year ended October 31, 2024 as filed on Form N-CSR.
Disclosure of Portfolio Holdings
A detailed description of each fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.
Fund Expenses
During times of market volatility or decline, assets of your fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in your fund’s Annual Fund Operating Expenses table under “Fees and Expenses” in this prospectus. In addition, the total annual fund operating expenses shown in your fund’s Annual Fund Operating Expenses table may not correlate to the ratios of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflect the operating expenses of your fund and do not include certain expenses such as acquired (i.e., underlying) funds’ fees and expenses.
The “Other expenses” items in the Annual Fund Operating Expenses table for your fund include fees for custodial, legal, transfer agency, and, as applicable, sub-transfer agency services. “Other expenses” may include additional expenses such as interest expense (including borrowing costs and overdraft charges) as well as various other expenses applicable to each share class of your fund.
Sub-Transfer Agency Fees
Class R2 shares pay sub-transfer agency fees of $11.00 per account to financial intermediaries (including affiliates of TAM) that provide sub-transfer agency, recordkeeping and/or shareholder services with respect to shareholder accounts in lieu of the transfer agent providing such services. The other share classes offered in this prospectus do not pay sub-transfer agency fees directly, but, the transfer agent may use its available resources to pay for sub-transfer agency services for any share class, including those that pay sub-transfer agency fees directly.
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How To Contact the Funds
Retirement plan participants in a retirement plan administered by Transamerica Retirement Solutions, TAM’s affiliate, should contact 1-800-755-5801 for additional information. If you hold your account through an unaffiliated plan administrator, recordkeeper or financial intermediary, please contact them directly for account specific questions.
•
Customer Service: 1-888-233-4339 – Monday through Friday; hours of operation as posted on the funds’ website at www.transamerica.com/contact-us.
•
Internet: www.transamerica.com
•
Fax: 1-888-329-4339
Mailing Address:	Transamerica Fund Services, Inc. P.O. Box 219945 Kansas City, MO 64121-9945
Overnight Address:	Transamerica Fund Services, Inc. 801 Pennsylvania Avenue Suite 219945 Kansas City, MO 64105-1307
The following information applies to Class R, Class R2, Class R4 and Class I3 shares.
Availability
Class R shares, Class R2 shares and Class R4 shares are available to individual and institutional investors through certain retirement plans. These plans include, but are not limited to, 401(k), 403(b) and 457 Plans, Money Purchase Plans, Profit Sharing Plans, Simplified Employee Pension Plans, Keogh Plans, defined benefit plans, nonqualified deferred compensation plans and IRAs. Shares may be purchased by these investors through a plan administrator, recordkeeper or authorized financial intermediary. If you are a participant in a plan, you should obtain the plan’s conditions for participation from your plan administrator. A plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R and Class R2 shares in certain investment products or programs.
A financial service firm serving as an intermediary can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a plan, participants should contact their financial service firm serving as an intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.
Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee charges and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the return of investments in Class R, Class R2 and Class R4 shares of the funds.
Class R, Class R2 and Class R4 shares are also available to other investors, including endowment funds and foundations, any state, county or city, or its instrumentality, department, authority or agency, and accounts registered to insurance companies, trust companies and bank trust departments.
Class I3 shares are only available to certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts.
Each fund reserves the right to discontinue offering Class R, Class R2, Class R4 and Class I3 shares at any time, to liquidate or merge such share classes into another class of shares, or to cease investment operations entirely.
Opening an Account and Purchasing Shares
Federal regulations may require a fund to obtain, verify and record certain information from you and persons authorized to act on your behalf in order to establish an account. Required information includes name, date of birth (for an individual), permanent residential address or principal place of business and Social Security Number or Employer Identification Number. The fund may also ask to see other identifying documents. If you do not provide the information, the fund may not be able to open your account. Identifying
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information must be provided for each trader on an account. The fund may also place limits on account transactions while it is in the process of verifying your identity. If the fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the fund believes it has identified potentially criminal activity, the fund reserves the right to take action it deems appropriate or as required by law, which may include redeeming your shares and closing your account.
The funds are offered for sale in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands and are not registered for sale outside the United States. If you are a Non-U.S. Person, you must provide a U.S. mailing address to establish an account, unless your broker-dealer firm submits your account through the National Securities Clearing Corporation, and an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation. Your broker-dealer may be required to submit a foreign certification form and other information as instructed by the fund's distributor. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in a fund.
Eligible retirement plans generally may open an account and purchase Class R, Class R2 and Class R4 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, Class R2 and Class R4 shares of the funds. Additional shares may be purchased through a retirement plan’s administrator, record-keeper or financial service firm serving as an intermediary. There is no minimum investment for eligible retirement plans investing in Class R and R2 shares. The minimum initial investment for Class R4 shares is $5,000. There is no minimum for subsequent investments in Class R, Class R2 or Class R4 shares. The funds are currently waiving this minimum. A retirement plan may, however, impose minimum investment requirements. Plan participants or IRA holders should consult their plan administrator, recordkeeper or authorized financial intermediary. There is no minimum initial investment for Class I3 shares for those that qualify for the share class or a minimum subsequent investment amount.
Shares are purchased at the net asset value per share (“NAV”), without a sales charge.
Transamerica Funds must receive your payment within two business days after your order is accepted.
Transamerica Funds or its agents may reject a request for purchase of shares at any time, in whole or in part, including any purchase under the exchange privilege. Each fund reserves the right to discontinue offering Class R, Class R2, R4 or Class I3 shares at any time, to liquidate or merge into another class of shares, or to cease investment operations entirely.
Investors changing a mailing address to a non-U.S. address will be required to have a foreign certification form completed by their broker-dealer and returned to us and submit an appropriate tax form (e.g. Form W-8BEN) and documentary evidence and letter of explanation before future purchases can be accepted.
Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.
Through an Authorized Dealer
•
The dealer is responsible for opening your account and may need to provide Transamerica Funds with your taxpayer identification number.
Selling Shares
Shares may be sold (or “redeemed”) on any day the New York Stock Exchange is open for business. Proceeds from the redemption of shares will normally be sent to redeeming shareholders within two business days after receipt of a redemption request in good order, but in any event within seven days, regardless of the method the fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, Transamerica Funds may postpone payment under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.
If you own Class R, Class R2, Class R4 or Class I3 shares, please refer to the retirement plan or other relevant documents for information on how to redeem Class R, Class R2, Class R4 or Class I3 shares of the funds.
Shares are redeemed at NAV.
Shares will normally be redeemed for cash, although each fund retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The funds may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the SAI for more details.
Please see additional information relating to original signature guarantee later in this prospectus.
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Through an Authorized Dealer
•
You may redeem your shares through an authorized dealer (they may impose a service charge). Contact your Registered Representative or call your plan administrator, recordkeeper or financial intermediary for assistance.
Exchanging Shares
For Class R, Class R2, Class R4 and Class I3 shares, if authorized by your plan, you can request an exchange of your shares in one fund for corresponding shares of another fund. Please refer to your plan’s documents for additional information. An exchange is treated as a redemption of a fund’s shares followed by a purchase of the shares of the fund into which you exchanged. Prior to making exchanges into a fund you do not own, please read the prospectus of that fund.
An exchange of shares in one fund for shares of another fund is considered a redemption followed by a purchase and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. You should consult your tax advisor before making an exchange.
Converting Shares
If you hold Class R, Class R2, Class R4 or Class I3 shares and are eligible for purchase of Class I shares as described in the Class I prospectus, you may be eligible to convert your shares to Class I shares of the same fund, subject to the discretion of Transamerica Fund Services, Inc. to permit or reject such a conversion. Please contact your financial adviser or plan administrator, recordkeeper or financial intermediary for conversion requirements and instructions. Class I shares are not available in this prospectus.
A conversion between share classes of the same fund is a nontaxable event.
If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.
Choosing a Share Class
Class R and Class R2 Shares
Class R and Class R2 shares are generally intended for purchase by smaller retirement plan clients of Transamerica Retirement Solutions, LLC. For Class R shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.50% of the average daily net assets of the fund’s Class R shares. For Class R2 shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.25% of the average daily net assets of the fund’s Class R2 shares. Class R and Class R2 shares are only offered through 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R and Class R2 shares are available only to eligible retirement plans where either Class R or Class R2 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
Class R4 Shares
Class R4 shares are generally intended for purchase by larger retirement plan clients of Transamerica Retirement Solutions, LLC. Class R4 shares of a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.25% of the average daily net assets of the fund’s Class R4 shares. Class R4 shares of are intended for purchase by participants in certain retirement plans described below and under the following conditions:
°
401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
°
Class R4 shares are available only to eligible retirement plans where Class R4 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
°
The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R4 shares in certain investment products or programs.
Class I3 Shares
Class I3 shares are intended for purchase by certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts. Class I3 shares are not subject to distribution and service fees.
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Features and Policies
Customer Service
Please contact your retirement plan's administrator, recordkeeper or financial service firm acting as intermediary for account specific information.
Minimum Account Balance
Due to the proportionately higher cost of maintaining customer fund accounts with balances below the stated minimums for each class of shares, Transamerica Funds reserves the right to close such accounts or assess an annual fee on such fund accounts to help offset the costs associated with maintaining the account. Transamerica Funds generally provides a 60-day notification to the address of record prior to assessing a minimum fund account fee, or closing any fund account. The following describes the fees assessed against fund accounts with balances below the stated minimum:
Account Balance (per fund account)	Fee Assessment (per fund account)
If your balance is below $1,000 per fund account, including solely due to declines in NAV	$25 annual fee assessed, until balance reaches $1,000
No fees will be charged on:
•
accounts opened within the preceding 12 months
•
accounts with an active monthly Automatic Investment Plan or payroll deduction ($50 minimum per fund account)
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accounts owned by an individual that, when combined by Social Security Number, have a balance of $5,000 or more
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accounts owned by individuals in the same household (by address) that have a combined balance of $5,000 or more
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accounts for which Transamerica Funds in its discretion has waived the minimum account balance requirements
•
UTMA/UGMA accounts (held at Transamerica Funds)
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UMB Bank, N.A. Custodial Accounts (held at Transamerica Funds)
•
Coverdell ESA accounts (held at Transamerica Funds)
•
Omnibus and Network Level 3 accounts
While there is currently no minimum account size for maintaining a Class R or Class R2 share account, the funds reserve the right, without prior notice, to establish a minimum amount required to maintain an account.
Professional Fees
Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by Transamerica Funds. Your financial professional will answer any questions that you may have regarding such fees.
Signature Guarantee
An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (“STAMP2000”). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. For certain requests, a notary may be accepted.
An original signature guarantee is typically required if any of the following is applicable:
•
You request a redemption or distribution transaction totaling more than $100,000 or, in the case of an IRA with a market value in excess of $100,000, you request a custodian to custodian transfer.
•
You would like a check made payable to anyone other than the shareholder(s) of record.
•
You would like a check mailed to an address which has been changed within 10 days of the redemption request.
•
You would like a check mailed to an address other than the address of record.
•
You would like your redemption proceeds wired to a bank account other than a bank account of record.
•
Wire or ACH proceeds to a bank account changed within 10 days of the redemption request.
•
You are adding or removing a shareholder from an account.
•
You are changing ownership of an account.
•
When establishing an electronic bank link, if the Transamerica Funds’ account holder’s name does not appear on the check.
•
Transactions requiring supporting legal documentation.
The funds reserve the right to require an original signature guarantee or a notary under other circumstances or to reject or delay a redemption on certain legal grounds.
An original signature guarantee or notary may be refused if any of the following is applicable:
•
It does not appear valid or in good form.
•
The transaction amount exceeds the surety bond limit of the signature guarantee.
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•
The guarantee stamp has been reported as stolen, missing or counterfeit.
Certain direct institutional accounts may utilize alternative methods in place of a signature guarantee with prior approval from Transamerica. Contact Transamerica for additional details.
Note:  For certain maintenance and non-financial requests, Transamerica Funds may require a Signature Validation Program Stamp for your protection. When an institution provides a Signature Validation Program Stamp, it assures Transamerica Funds that the signature and instructions are yours and that you have the authority to provide the instruction(s) contained within the request.
E-Mail Communication
As e-mail communications may not be secure, and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we cannot respond to account-specific requests received via e-mail. For your protection, we ask that all account-specific requests be submitted only via online (required to be established in advance), telephone, mail or fax. Establishing an online account can be done by logging into the Transamerica Funds website at https://secureaccountview.com/BFWeb/clients/transamerica/index.
•
The Account Login page will be displayed, underneath the Login screen, select the Red “New User” button.
•
The Account Access: New User Setup screen will be displayed.
•
Select a username, enter your social security number/EIN, account number and establish your password, following the instructions on the page.
You can also contact Transamerica at 1-888-233-4339, Monday through Friday between 8:00 a.m. and 7:00 p.m. (Eastern time) to establish an online account.
Reinvestment Privilege
Within a 90-day period after you sell your shares, you have the right to “reinvest” your money in any fund, in shares of the same class as the shares that you sold. Any CDSC you paid on your shares will be credited to your account. To take advantage of the 90-day reinvestment privilege, a written request must accompany your investment check.
Right to Terminate or Suspend Account Privileges
The fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the fund’s policy to detect and deter frequent purchases, redemptions and exchanges, the fund may review and consider the history of frequent trading activity in all accounts in the Transamerica Funds known to be under common ownership or control. The fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the fund determines, in the exercise of its discretion, has engaged in such trading activity.
Market Timing/Excessive Trading
Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into funds when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of fund shares may disrupt portfolio management, hurt fund performance and drive fund expenses higher. For example, a fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.
The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in fund shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the funds. Each fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the fund reasonably believes to be in connection with market timing or excessive trading.
While the funds discourage market timing and excessive short-term trading, the funds cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through Omnibus Account arrangements.
The funds’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies
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to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the funds and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.
Orders to purchase, redeem or exchange shares forwarded by certain omnibus accounts with Transamerica Funds will not be considered to be market timing or excessive trading for purposes of Transamerica Funds’ policies. However, the market timing and excessive trading policies of these omnibus firms or plans may apply to transactions by the underlying shareholders.
Reallocations in underlying series of Transamerica Funds by an Asset Allocation Fund that invests in other series of Transamerica Funds in furtherance of a fund’s objective are not considered to be market timing or excessive trading.
Transamerica Funds’ excessive trading policies do not apply to Transamerica Government Money Market, Transamerica Short-Term Bond and Transamerica UltraShort Bond.
Additional Information
This prospectus and the SAI provide information concerning the funds that you should consider in determining whether to purchase shares of a fund. A fund may make changes to this information from time to time. A fund's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the SAI.
A fund that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.
Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights of any shareholder, other than rights conferred by federal or state securities laws.
The funds may enter into contractual arrangements with various parties, including the funds' investment manager, who provides services to the funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of those contractual arrangements.
To the extent authorized by law, the funds reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us. Individual states may have their own requirements. For more information regarding escheatment and unclaimed property in your state, ask your salesperson or visit your financial intermediary’s website.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the funds until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the transaction amount (in dollars, shares or percentage terms); the names, fund and account number(s) and allocations to and/or from the fund accounts affected by the requested transaction; the signatures of all owners (exactly as registered on the account) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents and signature guarantees. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect any purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. “Received” or receipt in good order generally means that everything necessary must be received by the funds, at our mailing address specified in this prospectus. We reserve the right to reject electronic transactions that do not meet our requirements.
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Pricing of Shares
How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV, plus any applicable sales charge, that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund, an authorized intermediary, or the mail processing center located in Kansas City, Missouri.
When Share Price Is Determined
The NAV of each fund (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each fund will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the value of a fund’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds). These securities will be valued pursuant to the funds’ Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.
Purchase orders for shares of the Asset Allocation Funds that are received in good order and accepted as of the scheduled close of regular trading on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the Asset Allocation Funds are received and accepted. For purchases of shares of the Asset Allocation Funds through the National Securities Clearing Corporation (“NSCC”), orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the Asset Allocation Funds.
How NAV Is Calculated
The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.
The value of a fund’s securities and other assets for purposes of determining the fund’s NAV is determined pursuant to valuation procedures of the funds and TAM. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds’ Board. TAM has formed a valuation committee to assist with its designated responsibilities as valuation designee (the “Valuation Committee”).
In general, securities and other investments are valued based on prices at the close of regular trading on the NYSE.
Equity securities, swaps, and options listed or traded on securities exchanges (except for the securities traded on NASDAQ/NMS), including ETFs, dollar-denominated foreign securities and ADRs, are normally valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price will generally be the NASDAQ Official Closing Price (“NOCP”).
The market price for debt obligations (except short-term obligations that will mature in 60 days or less) and for swaps that are not traded on a securities exchange is generally the price supplied by an independent third-party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies to identify the market value of the security or instrument.
Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Foreign securities are generally priced as described above for the particular type of security (i.e., equity securities or debt securities). The prices for foreign securities are converted from the local currency into U.S. dollars using current exchange rates.
Market quotations for securities prices may be obtained from automated pricing services.
Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company.
ETF shares are normally valued at the most recent sale price or official closing price on the exchange on which they are traded.
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When an authorized pricing service does not provide a price or the price provided is believed by the Valuation Committee to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such a price or quotation for a security is not readily available, or is believed by the Valuation Committee to be unreliable, then the Valuation Committee will fair value such fund investment, in good faith, in accordance with fair valuation procedures.
The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.
Valuing securities in accordance with fair valuation procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The Valuation Committee makes fair value determinations in good faith in accordance with the valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.
The prices that a fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.
Distribution of Shares
Distributor
Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, CO 80202, underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. TCI is an affiliate of the investment manager and the funds.
The funds may pay TCI, or its agent, fees for its services. Of the distribution and service fees it usually receives for Class R, Class R2 or Class R4 shares, TCI, or its agent, may reallow or pay to brokers or dealers who sold them 0.50%, 0.25% and 0.25%, respectively, of the average daily net assets of those shares.
Distribution Plan
Each fund has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the “Plan”) for Class R, Class R2 and Class R4 shares.
The Plan permits the use of fund assets to pay distribution and service fees for the sale and distribution of its shares. These fees are used to pay TCI, broker-dealers, financial intermediaries and other professionals who sell fund shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses.
Under the Plan, each fund pays the following distribution and service fees (as a percentage of the fund’s average daily net assets):
•
Class R Shares – Up to 0.50%
•
Class R2 and Class R4 Shares – Up to 0.25%
•
Class I3 Shares – N/A
Because these fees are paid out of each fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Distribution and Service Arrangements
TCI, TAM and their affiliates may enter into arrangements with affiliated entities that provide administrative, recordkeeping and other services with respect to one or more of the funds. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.
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TCI engages in wholesaling activities designed to support, maintain, and increase the number of financial intermediaries who sell shares of the funds. Wholesaling activities include, but are not limited to, recommending and promoting, directly or through intermediaries, the funds to financial intermediaries and providing sales training, retail broker support and other services. Payment for these activities is made by TCI, TAM and their affiliates out of profits and other available sources, including revenue sharing payments from others.
TCI (in connection with, or in addition to, wholesaling services), TAM and fund sub-advisers, directly or through TCI, out of their past profits and other available sources, may provide cash payments or non-cash compensation to affiliated (Transamerica Financial Advisors, Inc. (“TFA”)) and unaffiliated brokers and other financial intermediaries who have sold shares of the funds, promote the distribution of the funds or render investor services to fund shareholders. Such payments and compensation are in addition to the sales charges, Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the funds.
Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the funds and/or fund shareholders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of a fund on a sales list or mutual fund trading platform, including a preferred or select sales list or trading platform, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to fund shareholders. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically. These cash payments may take a variety of forms, including (without limitation), annual flat fees, reimbursement of ticket charges, additional compensation based on sales, on-going fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the fund or share class and the dollar amount of shares sold. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales for a particular period; (ii) as a percentage of gross or net assets under management; (iii) as a fixed or negotiated flat fee dollar amount; or (iv) based on a combination of any of these methods. During 2024, in general, payments calculated as a percentage of sales ranged from [ ] basis points [( %) to [ ] basis points ( %), payments calculated as a percentage of assets under management ranged from [ ] basis points [( %) to [ ] basis points ( %), and flat annual fees ranged from $[ ] to $[ ] (calculated after revenue sharing offsets for sales), which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of December 31, 2024, TCI had revenue sharing agreements with more than [ ] broker dealers and other financial intermediaries including, without limitation: [Ameriprise Financial Services, Inc.; Advisor Group, Inc./Osaic Wealth, Inc. (FSC Securities, Royal Alliance, SagePoint, Questar, Woodbury Financial Services, Securities America, Triad, American Portfolios, and Infinex Investments, Inc.); Atria Wealth Solutions, Inc. (Cadaret Grant & Co., CUSO Financial, Next Financial, Sorrento, and Western International Securities, Inc.); Avantax Investment Services, Inc.; Cabot Lodge Securities, LLC; Cambridge Investment Research; Centaurus Financial, Inc.; Cetera Financial Group, Inc. (Cetera Advisors, LLC, Cetera Advisor Networks, LLC, Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, First Allied, Summit Brokerage Services, Inc.); Charles Schwab; Citigroup Global Markets, Inc.; Citizens Securities Inc.; Commonwealth Financial Network; D.A. Davidson & Co., Inc.; Edward Jones; Equitable Advisors, LLC; Equity Services, Inc.; Financial Data Services, Inc.; GWFS Equities Inc.; Geneos Wealth Management; Great West Financial; Hantz Financial Services, Inc.; Independent Financial Group, LLC; Janney Montgomery Scott; J.P. Morgan Securities LLC; Kestra Investment Services; LPL Financial Corp.; Logan Group Securities; Merrill Lynch; Morgan Stanley Smith Barney; MML Investors Services; Mutual of Omaha Investor Services Inc.; National Financial Services, Inc.; OneAmerica Securities Inc.; Oppenheimer & Co.; Park Avenue Securities; Pershing LLC; Principal Connectivity; PNC Investments; Pursche Kaplan Sterling; Securian Financial Services Inc.; Raymond James and Associates, Inc.; Raymond James Financial Services, Inc.; RBC Wealth Management; Stifel Nicolaus & Company Inc.; TD Ameritrade; UBS Financial Services, Inc.; United Planners Financial Services of America; US Bancorp Investments, Inc.; Voya Financial Advisors, Inc.; Wells Fargo Advisors, LLC; and World Equity Group Inc.] [TO BE UPDATED] For the calendar year ended December 31, 2024, TCI paid approximately $[ ] million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2025, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
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For the calendar year ended December 31, 2024, TCI and its affiliates received revenue sharing payments from asset managers including [Rothschild; Thompson Siegel and Walmsley; Aegon Asset Management; BlackRock; Fidelity Investments; Franklin Templeton; J.P. Morgan Asset Management; Janus Henderson; Madison Investments; Milliman Financial Risk Management; PGIM Quantitative Solutions; PineBridge; Systematic Financial; Wellington, PIMCO; T. Rowe Price; and Goldman Sachs] [TO BE UPDATED] in the amount of $[ ] to participate in TCI sponsored events.
As of December 31, 2024, TAM made revenue sharing payments to approximately [ ] financial intermediaries with respect to the funds, the most sizeable of which were to [TCI and Transamerica Life Insurance Company]. [For the same period, TAM did not receive any revenue sharing payments from financial services firms].
TAM also serves as investment manager to certain funds of funds that are underlying investment options for Transamerica insurance products. TCI and its affiliates make revenue sharing payments to, or receive revenue sharing payments from, affiliates of certain underlying unaffiliated funds within Transamerica insurance products for the provision of services to investors and distribution activities. These amounts are in addition to any revenue sharing programs described above with respect to mutual fund distributors. A financial intermediary may receive both mutual fund-related and insurance-related revenue sharing payments.
In addition, while TCI typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, TCI may, on occasion, pay the entire sales charge. (Additional information about payments of sales charges to brokers is available in the section titled “Dealer Reallowances” of the SAI.)
From time to time, TCI, its affiliates and/or TAM and/or fund sub-advisers may also, to the extent permitted by applicable law, pay non-cash compensation or revenue sharing to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) ad hoc sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law. TCI and TAM may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation is in addition to the overall revenue sharing arrangements described above.
The non-cash compensation to sales representatives and compensation or reimbursement received by brokers and other financial intermediaries through sales charges, other fees payable from the funds, and/or revenue sharing arrangements for selling shares of the funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of fund shares over other share classes.
Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. A shareholder should ask his/her broker or financial intermediary how he/she will be compensated for investments made in the funds. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, TCI and their affiliates and fund sub-advisers to the extent the payments result in more assets being invested in the funds on which fees are being charged.
Although a fund may use financial firms that sell fund shares to effect transactions for the fund’s portfolio, the fund and its investment manager or sub-adviser will not consider the sale of fund shares as a factor when choosing financial firms to effect those transactions.
Distributions and Taxes
Dividends and Distributions
Each fund intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each fund generally pays any distributions of net capital gains annually.
Each fund generally pays any dividends from net investment income annually.
Taxes on Distributions in General
A fund will not generally have to pay income tax on amounts it distributes to shareholders. Shareholders will generally be taxed on distributions (other than any distributions treated as a return of capital) whether such distributions are paid in cash or reinvested in additional shares.
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The following are guidelines for how certain distributions by a fund are generally taxed to non-corporate shareholders under current federal income tax law:
•
Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed as long-term capital gains, generally at reduced rates, regardless of how long the shareholders have held their shares. Certain capital gain dividends attributable to dividends received from U.S. REITs may be taxable to noncorporate shareholders at a rate other than the generally applicable reduced rates.
•
Distributions reported as paid from a fund’s “qualified dividend income” may be taxable to shareholders as qualified dividend income at reduced rates. Qualified dividend income generally is income derived from certain dividends from U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a fund receives in respect of stock of certain foreign corporations will be qualified dividend income if that stock is readily tradable on an established U.S. securities market. A shareholder (and the fund in which the shareholder invests) will have to satisfy certain holding period requirements in order for the shareholder to obtain the benefit of the tax rates applicable to qualified dividend income.
•
Distributions in excess of a fund’s earnings and profits will, as to each shareholder, be treated as a return of capital to the extent of the shareholder’s basis in his or her fund shares, and as a capital gain thereafter (assuming the shareholder holds the shares as capital assets). A distribution treated as a return of capital will not be taxable currently but will reduce the shareholder’s tax basis in his or her shares, which will generally increase the gain (or decrease the loss) that will be recognized on a subsequent sale or exchange of the shares.
•
Other distributions generally will be taxed at ordinary income tax rates.
A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates or trusts. For these purposes, dividends, interest, and certain capital gains are generally taken into account in computing a shareholder’s net investment income.
If a fund declares a dividend in October, November, or December, payable to shareholders of record in such a month, and pays it in the following January, shareholders will be taxed on the dividend as if they received it in the year in which it was declared.
Each fund in which you invest will send you a tax report annually summarizing the amount and tax aspects of your distributions. If you buy shares of a fund shortly before it makes a taxable distribution (other than, in general, regular monthly distributions paid by funds that declare dividends daily), the distribution will be generally taxable to you even though it may effectively represent a return of a portion of your investment. This is known as “buying a dividend.”
Investors who invest through tax-deferred accounts, such as IRAs, 403(b) accounts, and qualified retirement plans, will ordinarily not be subject to tax until a distribution is made from the account, at which time such distribution is generally taxed as ordinary income. These accounts are subject to complex tax rules, and tax-deferred account investors should therefore consult their tax advisers regarding their investments in a tax-deferred account.
Funds that invest in other funds (“asset allocation funds”) may recognize income on distributions from underlying funds in which they invest and may also recognize gains and losses if they redeem or sell shares in underlying funds. Distributions of net capital gains or qualified dividend income of either the asset allocation funds or underlying funds will generally be taxed at reduced long-term capital gain rates when distributed to noncorporate shareholders of the asset allocation funds. Other distributions, including short-term capital gains, generally will be taxed as ordinary income. The structure of such asset allocation funds and the reallocation of investments among underlying funds could affect the amount, timing and character of distributions.
Taxes on the Sale or Exchange of Shares
If you sell shares of a fund or exchange them for shares of another fund, you generally will have a capital gain or loss, which will generally be a long-term capital gain or loss if you held the shares for more than one year; otherwise it will generally be a short-term capital gain or loss. Sales or exchanges of shares of Transamerica Government Money Market will not result in capital gain or loss if that fund maintains a constant net asset value per share.
Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain that were received with respect to the shares.
Any gain or loss on the sale or exchange of shares is computed by subtracting your tax basis in the shares from the redemption proceeds in the case of a sale or the value of the shares received in the case of an exchange. Because your tax basis depends on the original purchase price, on the price at which any dividends may have been reinvested, and on the amount of any distributions treated as returns of capital for federal income tax purposes, you should be sure to keep account statements so that you or your tax return preparer will be able to determine whether a sale will result in a taxable gain or loss.
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Withholding Taxes
A fund in which you invest may be required to apply backup withholding of U.S. federal income tax on all distributions payable to you if you fail to provide the funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service (the “IRS”) that you are subject to backup withholding.
The backup withholding rate is currently 24%. Backup withholding is not an additional tax, but is a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax applicable to shareholders that are not U.S. persons.
Non-Resident Alien Withholding
Dividends and certain other payments (but not distributions of net capital gains or exempt-interest dividends) to persons who are not citizens or residents of the United States or U.S. entities (“Non-U.S. Persons”) are generally subject to U.S. tax withholding at the rate of 30%. The 30% withholding described in this paragraph will not be imposed on any dividends reported as interest-related dividends or as short-term capital gain dividends. Each fund intends to withhold U.S. federal income tax at the rate of 30% on taxable distributions and other payments to Non-U.S. Persons that are subject to withholding, regardless of whether a lower rate may be permitted under an applicable treaty.
Non-U.S. Persons and investors changing a mailing address to a non-U.S. address will need to provide an appropriate tax form (e.g., Form W-8BEN) and documentary evidence and letter of explanation.
Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions (but not distributions of exempt-interest dividends) payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.
Other Tax Information
This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from, and investments made in shares of, a fund. More information is provided in the SAI of the funds. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investments in the funds.
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Financial Highlights

The Financial Highlights tables are intended to help you understand a fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by _______________, an Independent Registered Public Accounting firm, whose report, along with the fund’s financial statements, is included in the October 31, 2024 report filed on Form N-CSR, which is available to you upon request. All references to a fund’s Notes to Financial Statements within the Financial Highlights tables refer to the applicable section of a fund’s applicable report filed on Form N-CSR.
Information is shown for Class I shares of Transamerica Emerging Markets Equity because the fund had not issued Class R or Class R4 shares as of October 31, 2024.  Class I shares of the fund are not offered in this prospectus.[TO BE UPDATED BY AMENDMENT]
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Both the investment returns and principal value of mutual funds will fluctuate over time so that shares, when redeemed, may be worth more or less than their original cost.
Transamerica Funds
1801 California Street, Suite 5200
Denver, CO 80202
Customer Service: 1-888-233-4339
Shareholder inquiries and transaction requests should be mailed to:
Transamerica Fund Services, Inc.
P.O. Box 219945
Kansas City, MO 64121-9945
ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information dated [March 1, 2025], as may be further supplemented or revised from time to time, in the annual and semi-annual reports to shareholders, and in Form N-CSR. The Statement of Additional Information is incorporated by reference into this prospectus.
Information about the funds (including the Statement of Additional Information) has been filed with and is available from the SEC. Copies of this information may be obtained upon payment of a duplication fee or by electronic request at the following e-mail address, publicinfo@sec.gov. Reports and other information about the funds are also available on the SEC’s Internet site at http://www.sec.gov.
To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about the funds, call or write to Transamerica Funds at the phone number or address above or visit Transamerica Funds website at www.transamerica.com. In each Transamerica Fund annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. In Form N-CSR, you will find each fund’s annual and semi-annual financial statements.
Each fund’s most recently calculated net asset value per share is available on our website at www.transamerica.com.
www.transamerica.com
Sales Support: 1-800-851-7555
Distributor: Transamerica Capital, Inc.
The Investment Company Act File Number for Transamerica Funds is 811-04556.

Transamerica Funds
Statement of Additional Information
[March 1, 2025]
Fund	Class A Ticker	Class C Ticker	Class I Ticker	Class I2 Ticker	Class R Ticker	Class R3 Ticker	Class R6 Ticker
Transamerica Emerging Markets Equity (formerly, Transamerica Emerging Markets Opportunities)	TEOAX*	TEOCX*	TEOIX	TEOJX	-	TEOQX	TEOOX
Transamerica International Focus	TGRHX	TGRJX*	TGRGX	None	-	-	TGRFX
Transamerica Small Cap Value	TSLAX	TSLCX	TSLIX	None	-	-	TSLRX
Transamerica Strategic Income (formerly, Transamerica Unconstrained Bond)	TUNAX	-	TUNIX	None	-	-	-
Transamerica Sustainable Equity Income	TDFAX	TDFCX	TDFIX	TRDIX	-	-	TADFX
Each of the funds listed above is a series of Transamerica Funds. Each fund with “None” listed above indicates that share class does not have a ticker symbol. Each fund with “–” listed for a share class above indicates that share class is not a share class of the fund.
* This class of the fund is not currently offered.
This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the funds’ prospectuses dated [March 1, 2025], as they may be supplemented or revised from time to time.
This SAI is incorporated by reference in its entirety into the prospectus(es). The prospectus(es) and this SAI may be obtained free of charge by writing or calling the funds at the below address or toll-free telephone number. This SAI sets forth information that may be of interest to shareholders, but that is not necessarily included in the prospectus(es). Additional information about the funds’ investments is available in the funds’ Annual and Semi-Annual Reports to shareholders and in Form N-CSR, which may be obtained free of charge by writing or calling the funds at the below address or telephone number. The funds’ financial statements are incorporated herein by reference.
Investment Manager: Transamerica Asset Management, Inc.
1801 California Street, Suite 5200, Denver, CO 80202
Customer Service (888) 233-4339 (toll free)

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

General Description of the Trust and the Funds
Transamerica Funds (the “Trust”) is an open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Trust are currently divided into separate series (each a “fund” or together, the “funds”) described herein. Each fund offers one or more classes. The Trust may create additional series and classes from time to time.
The Trust was organized as a Delaware statutory trust on February 25, 2005. Prior to March 1, 2008, the Trust’s name was Transamerica IDEX Mutual Funds. The Trust is the successor to a Massachusetts business trust named Transamerica IDEX Mutual Funds.
Each fund is classified as diversified under the 1940 Act.
Transamerica Asset Management, Inc. (“TAM” or the “Investment Manager”) is the investment manager for each fund.
During the last five years, the names of certain funds have changed as follows:
Fund Name	Fund Name History
Transamerica Emerging Markets Equity	Transamerica Emerging Markets Opportunities was renamed Transamerica Emerging Markets Equity on August 30, 2024.
Transamerica International Focus	Transamerica International Growth was renamed Transamerica International Focus on November 1, 2021.
Transamerica Small Cap Value	N/A
Transamerica Strategic Income	Transamerica Unconstrained Bond was renamed Transamerica Strategic Income on March 1, 2025.
Transamerica Sustainable Equity Income	Transamerica Dividend Focused was renamed Transamerica Sustainable Equity Income on December 1, 2020.
Investment Objectives, Policies, Practices and Associated Risk Factors
The investment objective of each fund and the strategies each fund employs to achieve its objective are described in each fund’s prospectus. There can be no assurance that a fund will achieve its objective.
As indicated in each prospectus in the sections entitled “More on Each Fund’s Strategies and Investments” and “Features and Policies - Additional Information,” each fund’s investment objective and, unless otherwise noted in the prospectus or in this SAI, its investment policies and techniques may be changed by the funds’ Board of Trustees (the “Board”) without approval of shareholders. A change in the investment objective or policies of a fund may result in the fund having an investment objective or policies different from those which a shareholder deemed appropriate at the time of investment.
Investment Policies
Fundamental Investment Policies
Fundamental investment policies of each fund may not be changed without the vote of a majority of the outstanding voting securities of the fund, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the fund present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the fund.
Each fund has adopted, except as otherwise noted, the following fundamental policies:
1. Borrowing
The fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.
2. Underwriting Securities
The fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.
3. Making Loans
The fund may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4. Senior Securities
The fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.
5. Real Estate
The fund may not purchase or sell real estate except as permitted by the 1940 Act.
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6. Commodities
The fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.
7. Concentration of Investments
The fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Solely for purposes of the above fundamental investment policies, the “1940 Act” shall mean the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time, or other successor law governing the regulation of investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority, or exemptive or other relief or permission from the SEC, SEC staff or other authority.
Additional Information about Fundamental Investment Policies
The following provides additional information about each fund’s fundamental investment policies. This information does not form part of the funds’ fundamental investment policies.
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes (the fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In accordance with Rule 18f-4 under the 1940 Act, when a fund engages in reverse repurchase agreements and similar financing transactions, the fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivative transactions” under Rule 18f-4 and comply with Rule 18f-4 with respect to such transactions.
With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the 1933 Act.
With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets. Each fund will be permitted by this policy to make loans of money, including to other funds, portfolio securities or other assets. Each fund has obtained exemptive relief from the SEC to make short term loans to other Transamerica funds through a credit facility in order to satisfy redemption requests or to cover unanticipated cash shortfalls; as discussed below under “Additional Information - Interfund Lending”. The conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending, however no lending activity is without risk.
With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities, except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging.
With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, rules under the 1940 Act generally limit a fund’s purchases of illiquid investments to 15% of net assets. The policy in (5) above will be interpreted not to prevent a fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, mortgage-backed securities (“MBS”) instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. In addition, owners of real estate may be subject to various liabilities, including environmental liabilities.
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With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, rules under the 1940 Act generally limit a fund’s purchases of illiquid investments to 15% of net assets.
With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; tax-exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (excluding private activity municipal securities backed principally by non-governmental issuers); and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers based solely on their domicile in a single jurisdiction or country as an issuer’s domicile will not be considered an industry for purposes of the policy. A type of investment (e.g., equity securities, fixed-income securities, investment companies, etc.) will not be considered to be an industry under the policy. The policy also will be interpreted to give broad authority to a fund as to how to reasonably classify issuers within or among industries. For purposes of determining compliance with its concentration policy, each fund will consider the holdings of any underlying Transamerica-sponsored mutual funds in which the fund invests. The funds intend to comply with the SEC staff’s view that securities issued by a foreign government constitute a single industry for purposes of calculating applicable limits on concentration.
The funds’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, its staff and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the practice will be considered to be permitted if either the 1940 Act permits the practice or the 1940 Act does not prohibit the practice.
Except for the fundamental policy on borrowing set forth in (1) above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in values or assets will not constitute a violation of such restriction.
The investment practices described above involve risks. Please see your fund’s prospectus(es) and this SAI for a description of certain of these risks.
Non-Fundamental Policies
The funds have adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval.
1.
Illiquid investments (all funds)
No fund may purchase any investment if, as a result, more than 15% of its net assets (5% of total assets with respect to Transamerica Government Money Market) would be invested in illiquid investments.
2.
Purchasing securities on margin (all funds)
No fund may purchase securities on margin except to obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts and other derivative instruments shall not constitute purchasing securities on margin.
3.
Underlying funds in funds-of-funds investment limitation (applicable funds: Transamerica Core Bond, Transamerica High Yield Bond, Transamerica Inflation Opportunities, Transamerica International Equity, Transamerica Large Core ESG, Transamerica Large Growth, Transamerica Mid Cap Growth, Transamerica Mid Cap Value Opportunities, Transamerica Short-Term Bond, Transamerica Small Cap Growth, and Transamerica Small Cap Value)
No fund may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on the provisions of Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended. This policy does not prevent a fund from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.
Additional Information Regarding Investment Practices
Each fund’s principal investment strategies are set forth in its prospectus. This section further explains policies and strategies that may be utilized by the funds.
Please refer to each fund’s prospectus and investment restrictions for the policies and strategies pertinent to a particular fund.
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Unless otherwise indicated, all limitations applicable to fund investments (as stated in the prospectus and elsewhere in this SAI) apply only at the time a transaction is entered into. If a percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in credit quality, will not constitute a violation of that limitation. There is no limit on the ability of a fund to make any type of investment or to invest in any type of security, except as expressly stated in the prospectus(es) or in this SAI or as imposed by law. Derivative instruments are taken into account when determining compliance with a fund's 80% policy and any other investment limitations expressed as a percentage of assets.
Debt Securities and Fixed-Income Investing
Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. government, its agencies and instrumentalities; or foreign governments; asset-backed securities; collateralized-mortgage obligations (“CMOs”); zero coupon bonds; floating rate, inverse floating rate and index obligations; “strips”; structured notes; and pay-in-kind and step securities.
Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change, at least for some period of time. When a debt security is purchased, the fund owns “debt” and becomes a creditor to the company or government.
Consistent with its investment policies, a fund may invest in debt securities, which may be referred to as fixed-income instruments. These may include securities issued by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Consistent with its investment policies, a fund may invest in derivatives based on fixed-income instruments.
Generally, a fund uses the terms “debt security,” “bond,” “fixed-income instrument” and “fixed-income security” interchangeably, and these terms are interpreted broadly by a fund and include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities. As new debt securities are developed, a fund may invest in those securities as well.
Maturity and Duration: The maturity of a fixed-income security is a measure of the time remaining until the final payment on the security is due. For simple fixed-income securities, duration indicates the average time at which the security’s cash flows are to be received. For simple fixed-income securities with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bullet bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed-income security, the closer its duration will be to its final maturity; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter its duration will be compared to its final maturity. The determination of duration becomes more complex when fixed-income securities with features like floating coupon payments, optionality, prepayments, and structuring are evaluated. There are differing methodologies for computing effective duration prevailing in the industry. As a result, different investors may estimate duration differently.
Debt and fixed-income securities share three principal risks. First, the level of interest income generated by a fund’s fixed-income investments may decline due to a decrease in market interest rates. If rates decline, when a fund’s fixed-income securities mature or are sold, they may be replaced by lower-yielding investments. Second, the values of fixed-income securities fluctuate with changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund’s fixed-income investments. Conversely, during periods of rising interest rates, the value of a fund’s fixed-income investments will generally decline. However, a change in interest rates will not have the same impact on all fixed rate securities. For example, the magnitude of these fluctuations will generally be greater when a fund’s duration or average maturity is longer. Third, certain fixed-income securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay.
Mortgage-Backed Securities
Mortgage-backed securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities, or private issuers such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association (“GNMA”) certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federated National Mortgage Association (“Fannie Mae”) certificates, are not. The U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored entities in the future.
Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to
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accelerate which will shorten these securities’ weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.
The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency or private institution that issued or guarantees them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.
Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a fund’s industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, a fund may take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries.
As noted above, there are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. In many cases, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or may be collateralized by a fund of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which a fund may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, a fund could experience losses in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. If mortgage-backed securities or asset-backed securities are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income.
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Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicle in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “over-collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. A fund may also buy mortgage-backed securities without insurance or guarantees.
If a fund purchases subordinated mortgage-backed securities, the payments of principal and interest on the fund’s subordinated securities generally will be made only after payments are made to the holders of securities senior to the fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, a fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss. Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a fund may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
A fund may invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and by private issuers entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund’s investment in such securities will be subject to the limitations on its investment in investment company securities.
Asset-Backed Securities
Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties.
Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above, except that asset-backed securities may be backed by non-real-estate loans, leases or receivables such as auto, credit card or home equity loans.
Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) which may be affiliated or unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.
Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution. Assets that have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements. Other types of asset-backed securities include those that represent interest in pools of corporate bonds (such as collateralized bond obligations or “CBOs”), bank loans (such as collateralized loan obligations or “CLOs”) and other debt obligations (such as collateralized debt obligations or “CDOs”).
Asset-backed security values may also be affected by factors such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement and the exhaustion of any credit enhancement. The risks of investing in asset-backed securities depend
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upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). In its capacity as purchaser of an asset-backed security, a fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may experience delays in payments or losses if the full amounts due on underlying assets are not realized. Asset-backed securities may also present certain additional risks related to the particular type of collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Asset-backed securities are also subject to prepayment risk, which may shorten the weighted average life of such securities and may lower their return. In addition, asset backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to a fund. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in a fund’s experiencing difficulty in selling or valuing asset-backed securities.
Corporate Debt Securities
Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “Convertible Securities” and “Variable or Floating Rate Securities,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.
Commercial Paper
Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Rating Group (“S&P”). Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing or rating of the issuer will fall, or that the secondary market in the issuer’s notes will become too limited to permit their liquidation at a reasonable price.
Commercial paper includes asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However, there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.
Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral, and a fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.
Bank Obligations
Bank obligations include dollar-denominated CDs, time deposits and bankers’ acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. CDs are short-term, unsecured, negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banks for specified periods of time at stated interest rates. Bankers’ acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.
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Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (“FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state institutions are insured by the FDIC (although such insurance may not be of material benefit to a fund, depending upon the principal amount of obligations of each held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.
Obligations of foreign branches and subsidiaries of domestic banks and foreign branches of foreign banks, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.
Obligations of domestic branches of foreign banks may be general obligations of the parent bank, in addition to the issuing branch, or may be limited by the terms of a specific obligation and by state and federal regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.
Bank Capital Securities: Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.
Collateralized Debt Obligations
Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed-income securities (which may include high-risk, below-investment-grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly. CDOs may charge management fees and administrative expenses, which are in addition to those of a fund.
For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of subordinate tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid investments. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the risks typically associated with fixed-income securities discussed elsewhere in this SAI and a fund’s prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.
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Zero Coupon, Step Coupon, Deferred Payment, Stripped and Pay-In-Kind Securities
Zero coupon bonds are issued and traded at a discount from their face values. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are issued and trade at a discount from their face values and pay coupon interest. The coupon rate typically is low for an initial period and then increases to a higher coupon rate thereafter. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Stripped securities are securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.
Federal income tax law requires holders of zero coupon, step coupon and deferred payment securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even if prior to the receipt of the corresponding cash payment. In order to avoid a fund-level tax, a fund must distribute each year substantially all of its taxable income, including original issue discount accrued on zero coupon, step coupon or deferred payment securities. Because a fund may not receive full or even any cash payments on a current basis in respect of accrued original-issue discount on zero coupon, step coupon or deferred payment securities, in some years a fund may have to distribute cash obtained from other sources in order to satisfy those distribution requirements. A fund might obtain such cash from selling other fund holdings. These actions may reduce the assets to which a fund’s expenses could be allocated and may reduce the rate of return for the fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the fund to sell the securities at the time.
Generally, the market prices of zero coupon, step coupon, deferred payment, stripped and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Investments in zero coupon and step coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.
Repurchase Agreements
In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount which typically is unrelated to the coupon rate or maturity of the purchased security and represents compensation to the seller for use of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or collateral. All repurchase agreements entered into by a fund are fully collateralized at all times during the period of the agreement.
Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. Repurchase agreements involve risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
A fund may, together with other registered investment companies managed by the fund’s sub-adviser or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements, including tri-party subcustody repurchase arrangements.
Convertible Securities
Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.
As fixed-income securities, convertible securities provide for a stream of income. The yields on convertible securities generally are higher than those of common stocks. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, a convertible security offers the potential for capital appreciation through the conversion feature, enabling the holder to benefit from increases in the market price of the underlying common stock.
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Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.
DECS (“Dividend Enhanced Convertible Stock,” or “Debt Exchangeable for Common Stock” when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.
PERCS (“Preferred Equity Redeemable Stock,” convert into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.
In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a fund may invest are subject to the same rating criteria as the fund’s investment in non-convertible debt securities.
Unlike a convertible security which is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred shares with common stocks, warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by a fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.
A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody’s or B- by Fitch, Inc., or, if not rated by S&P, Moody’s or Fitch, are of equivalent investment quality as determined by the sub-adviser.
High Yield Securities
Debt securities rated below investment grade (lower than Baa as determined by Moody’s, lower than BBB as determined by S&P or Fitch, Inc.) or, if unrated, determined to be below investment grade by a fund’s sub-adviser, are commonly referred to as “lower grade debt securities” or “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. Lower grade debt securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a fund to purchase and may also have the effect of limiting the ability of a fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.
Lower rated debt securities also present risks based on payment expectations. If an issuer calls the obligation for redemption, a fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by a fund may decline more than a fund consisting of higher rated securities. If a fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the fund and increasing the exposure of the fund to the risks of lower rated securities.
Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require sale of these securities by a fund, but a sub-adviser will consider the event in determining whether the fund should continue to hold the security.
Except for certain funds, a fund’s investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund’s net assets. Debt securities rated below the four highest categories are not considered “investment-grade” obligations.
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Distressed Debt Securities
Distressed debt securities are debt securities that are purchased in the secondary market and are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by a fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of a sub-adviser of equivalent quality. Investment in distressed debt securities is speculative and involves significant risk. The risks associated with high-yield securities are heightened by investing in distressed debt securities.
A fund will generally make such investments only when the fund’s sub-adviser believes it is reasonably likely that the issuer of the distressed debt securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the fund will receive new securities (e.g., equity securities). However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a fund makes its investment in distressed debt securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the fund will receive any interest payments on the distressed debt securities, the fund will be subject to significant uncertainty as to whether or not the exchange offer or plan will be completed and the fund may be required to bear certain extraordinary expenses to protect or recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to the distressed debt securities held by a fund, there can be no assurance that the securities or other assets received by the fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt securities, the fund may be restricted from disposing of such securities.
Defaulted Securities
Defaulted securities are debt securities on which the issuer is not currently making interest payments. Generally, a fund will invest in defaulted securities only when its sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments, that the securities offer an unusual opportunity for capital appreciation or that other advantageous developments appear likely in the future. Notwithstanding a sub-adviser’s belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:
Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.
A fund will limit holdings of any such securities to amounts that its sub-adviser (if applicable) believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the fund’s ability to readily dispose of securities to meet redemptions.
Structured Notes and Related Instruments
“Structured” notes and other related instruments are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies and frequently are assembled in the form of medium-term notes, but a variety of forms is available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.
U.S. Government Securities
U.S. government obligations generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Examples of the types of U.S. government securities that a fund may hold include the Federal Housing Administration, Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency’s obligations (such as securities of Fannie Mae); or only by the credit of the issuing agency.
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Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities. Such an event could lead to significant disruptions in U.S. and global markets.
Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; Freddie Mac; and Fannie Mae.
Obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies. In the case of obligations not backed by the full faith and credit of the U.S., a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.
Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.
The interest rate on a floating rate debt instrument (a “floater”) is a variable rate which is tied to another interest rate, such as a corporate bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters may provide a fund with a certain degree of protection against rising interest rates, although a fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The interest rate on an inverse floating rate debt instrument (an “inverse floater”) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values.
Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a fund is not entitled to exercise its demand rights, and a fund could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time a fund involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.
Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a fund and the issuer, they are not normally traded.
Although no active secondary market may exist for these notes, a fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy a sub-adviser that the ratings are within, or equivalent to, the two highest ratings of commercial paper.
In addition, when purchasing variable rate master demand notes, a sub-adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.
In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
Municipal Securities
Municipal securities generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) or other qualifying issuers, participation or other interests in these securities and other related investments. A shareholder in a fund will generally exclude from gross income its allocable share of the interest the fund receives on municipal securities.
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Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.
The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
Private Activity Bonds: Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.
Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal alternative minimum tax (“AMT”) applicable to individuals. Bonds issued in 2009 and 2010 generally are not treated as private activity bonds, and interest earned on such bonds generally is not treated as a tax preference item. Non-corporate investors may be subject to a federal AMT to the extent that the fund derives interest from private activity bonds.
Industrial Development Bonds: Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the federal AMT applicable to individuals.
Municipal Notes: Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.
Municipal Commercial Paper: Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. The availability of municipal commercial paper may be limited at times.
Participation Interests: A participation interest in municipal obligations (such as private activity bonds and municipal lease obligations) gives a fund an undivided interest in the municipal obligation in the proportion that the fund’s participation interest bears to the total principal amount of the municipal obligation. Participation interests in municipal obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company. A fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the fund’s participation in the security, plus accrued interest. Purchase of a participation interest may involve the risk that a fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid on that municipal obligation.
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Variable Rate Obligations: The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.
Municipal Lease Obligations: Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. A fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations; and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to “non-appropriation” risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.
Residual Interest Bonds: Residual Interest Bonds (sometimes referred to as inverse floaters) (“RIBs”) are created by brokers by depositing a Municipal Bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days, while the RIB holder receives the balance of the income from the underlying Municipal Bond less an auction fee. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBs have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to a fund when short-term interest rates rise, and increase the interest paid to a fund when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable.
Tax-Exempt Commercial Paper: Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.
Custodial Receipts and Certificates: Custodial receipts or certificates underwritten by securities dealers or banks evidence ownership of future interest payments, principal payments or both on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.
Stand-By Commitments: Under a stand-by commitment a dealer agrees to purchase, at the fund’s option, specified municipal obligations held by the fund at a specified price and, in this respect, stand-by commitments are comparable to put options. A stand-by commitment entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The fund will be subject to credit risk with respect to an institution providing a stand-by commitment and a decline in the credit quality of the institution could cause losses to the fund.
Tender Option Bonds: A tender option bond is a municipal bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the institution generally receives periodic fees equal to the difference between the municipal bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par. Thus, after payment of this fee, the security holder would effectively hold a demand obligation that bears interest at the prevailing short-term tax-exempt rate.
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Loan Participations and Assignments
Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A fund may participate in such syndications, or can buy part of a loan, becoming a lender. A fund’s investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan.
When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
Certain of the participations or assignments acquired by a fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. A fund may acquire loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which a fund may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.
Because there is no liquid market for commercial loans, the funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market also may make it more difficult for a fund to assign a value to those securities for purposes of valuing the fund’s investments and calculating its net asset value.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under certain legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
Subordinated Securities
Subordinated securities are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are determined by a fund’s sub-adviser to be of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.
Participation Interests
A participation interest gives a fund an undivided interest in the security in the proportion that the fund’s participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by a fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated participation interests, the fund’s sub-adviser must have determined that the instrument is of comparable quality to those instruments in which the fund may invest. For certain participation interests, a fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the fund’s participation interest in the security, plus accrued interest. As to these instruments, a fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its portfolio.
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Unsecured Promissory Notes
A fund also may purchase unsecured promissory notes which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the fund’s investment objective.
Guaranteed Investment Contracts
A fund may invest in guaranteed investment contracts (“GICs”) issued by insurance companies. Pursuant to such contracts, a fund makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the portfolio guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. Because a fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.
Credit-Linked Securities
Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed-income markets. For example, a fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a fund would receive as an investor in the trust. A fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act and certain rules thereunder.
Event-Linked Bonds
A fund may invest a portion of its net assets in “event-linked bonds,” which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose a fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, liquidity risk, and adverse tax consequences.
Equity Securities and Related Investments
Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed-income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by a fund. Also, the prices of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by a fund.
Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.
There may be little trading in the secondary market for particular equity securities, which may adversely affect a fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.
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Common Stocks: Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.
Preferred Stocks: A fund may purchase preferred stock. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.
Investments in Initial Public Offerings: A fund may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of a fund’s investment performance. A fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will result in positive investment performance. In addition, as a fund’s portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the fund is likely to decrease.
Warrants and Rights
A fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a given number of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and are offered during a set subscription period.
Warrants and rights are subject to the same market risks as common stocks, but may be more volatile in price. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to its expiration date.
Derivatives
The following investments are subject to limitations as set forth in each fund’s investment restrictions and policies.
A fund may utilize options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps (including total return swaps, some of which may be known as contracts for difference), swaps on futures contracts, caps, floors, collars, indexed securities, various mortgage-related obligations, structured or synthetic financial instruments and other derivative instruments (collectively, “Financial Instruments”). A fund may use Financial Instruments for any purpose, including as a substitute for other investments, to attempt to enhance its portfolio’s return or yield and to alter the investment characteristics of its portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”). A fund may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.
The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. Rule 18f-4 under the 1940 Act governs a fund’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the fund. Rule 18f-4 under the 1940 Act permits a fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.
Rule 18f-4 requires a fund that invests in Derivatives Transactions above a specified amount to adopt and implement a derivatives risk management program administered by a derivatives risk manager that is appointed by and overseen by the fund’s Board of Trustees, and comply with an outer limit on fund leverage risk based on value at risk. A fund that uses Derivative Transactions in a limited amount is
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considered a “limited derivatives user,” as defined by Rule 18f-4, and is not subject to the full requirements of Rule 18f-4, but must adopt and implement policies and procedures reasonably designed to manage the fund’s derivatives risk. Funds are subject to reporting and recordkeeping requirements regarding their derivatives use.
The requirements of Rule 18f-4 may limit a fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a fund’s investments and cost of doing business, which could adversely affect the value of a fund’s investments and/or the performance of a fund. The rule also may not be effective to limit a fund’s risk of loss. In particular, measurements of value at risk rely on historical data and may not accurately measure the degree of risk reflected in a fund’s derivatives or other investments. There may be additional regulation of the use of derivatives by registered investment companies, such as the funds, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.
In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation and coverage framework arising from prior SEC guidance for covering derivatives and similar instruments. A fund may still segregate cash or other liquid or other assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties.
The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (the “CFTC”), or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that a fund may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, a fund’s ability to use Financial Instruments may be limited by tax considerations.
In addition to the instruments and strategies discussed in this section, a sub-adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as a sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. A sub-adviser may utilize these opportunities and techniques to the extent that they are consistent with a fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.
This discussion is not intended to limit a fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by a fund as broadly as possible. Statements concerning what a fund may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the prospectus or this discussion indicates that a fund may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.
The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to a fund. In general, the use of Financial Instruments may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to a fund. As noted above, there can be no assurance that any derivatives strategy will succeed.
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Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a fund’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon the sub-adviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other instrument or measure. Even if a sub-adviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.
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A fund may segregate cash or other liquid assets to cover the funding of its obligations under Financial Instruments or make margin payments when it takes positions in Financial Instruments involving obligations to third parties. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against a fund’s position, the fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to a fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If a fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the fund will continue to be subject to investment risk on the assets. In addition, a fund may not be able to recover the full amount of its margin from an intermediary if that intermediary were to experience financial difficulty. Segregation, cover, margin and collateral requirements may impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.
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A fund’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or a fund is not successful in its negotiations, a fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. A fund may be required to make delivery of portfolio securities or other assets underlying
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a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, a fund continues to be subject to investment risk on the Financial Instrument. A fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.
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Certain Financial Instruments transactions may have a leveraging effect on a fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When a fund engages in transactions that have a leveraging effect, the value of the fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than a fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.
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Many Financial Instruments may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to a fund.
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Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain over-the-counter (or “OTC”) options and swaps, may be considered illiquid and therefore subject to a fund’s limitation on illiquid investments.
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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in a fund incurring substantial losses and/or not achieving anticipated gains. Even if the strategy works as intended, a fund might have been in a better position had it not attempted to hedge at all.
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Financial Instruments used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that a fund uses a Financial Instrument as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the transaction itself.
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Certain Financial Instruments involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.
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Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For Financial Instruments not guaranteed by an exchange or clearinghouse, a fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.
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Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties and/or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, the fund bears the risk of default by its counterparty. In a cleared derivatives transaction, the fund is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.
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Swap contracts involve special risks. Swaps may in some cases be illiquid. In the absence of a central exchange or market for swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The Dodd-Frank Act established a comprehensive new regulatory framework for swaps. Under this framework, regulation of the swap market is divided between the SEC and the CFTC. The SEC and CFTC have approved a number rules and interpretations as part of the establishment of this regulatory regime. It is possible that developments in the swap market, including additional regulations, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Credit default swaps involve additional risks. For example, credit default swaps increase credit risk since a fund has exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap.
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Certain derivatives, such as interest rate swaps and credit default swaps that are based on an index, are required under applicable law to be cleared by a regulated clearinghouse. Swaps subject to this requirement are typically submitted for clearing through brokerage firms that are members of the clearinghouse. A fund would establish an account with a brokerage firm to facilitate clearing such a swap, and the clearinghouse would become the fund’s counterparty. A brokerage firm would guarantee the fund’s performance on the swap to the clearinghouse. The fund would be exposed to the credit risk of the clearinghouse and the brokerage firm that holds the cleared swap. The
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brokerage firm also would impose margin requirements with respect to open cleared swap positions held by the fund, and the brokerage firm would be able to require termination of those positions in certain circumstances. These margin requirements and termination provisions may adversely affect the fund’s ability to trade cleared swaps. In addition, the fund may not be able to recover the full amount of its margin from a brokerage firm if the firm were to go into bankruptcy. It is also possible that the fund would not be able to enter into a swap transaction that is required to be cleared if no clearinghouse will accept the swap for clearing.
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Swaps that are required to be cleared must be traded on a regulated execution facility or contract market that makes them available for trading. The transition from trading swaps bilaterally to trading them on such a facility or market may not result in swaps being easier to trade or value and may present certain execution risks if these facilities and markets do not operate properly. On-facility trading of swaps is also expected to lead to greater standardization of their terms. It is possible that a fund may not be able to enter into swaps that fully meet its investment needs, or that the costs of entering into customized swaps, including any applicable margin requirements, will be significant.
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Financial Instruments transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of Financial Instruments transactions are also applicable to Financial Instruments used outside the U.S. Financial Instruments used outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments.
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Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.
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Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders.
Hedging: As stated above, the term “hedging” often is used to describe a transaction or strategy that is intended to mitigate risk of loss in some fashion. Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s portfolio. In a short hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.
Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to the portfolio security that a fund owns. Rather, it relates to a security that a fund intends to acquire. If a fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.
In hedging transactions, Financial Instruments on securities (such as options and/or futures) generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities generally are used to hedge either individual securities or broad debt market sectors.
Options – Generally: A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.
Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. When a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.
Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a fund may also suffer a loss. For example, if the market price of the security underlying a put option written by a fund declines to less than the exercise price of the option, minus the premium received, it can be expected that the option will be exercised and a fund would be required to purchase the security at more than its market value. If a security appreciates to a price higher than the exercise price of a call option written by a fund, it can be expected that the option will be exercised and a fund will be obligated to sell the security at less than its market value.
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The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options purchased by a fund that expire unexercised have no value, and the fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a fund expires unexercised, the fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.
A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration. There can be no assurance that it will be possible for a fund to enter into any closing transaction.
A type of put that a fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to a fund. An optional delivery standby commitment gives a fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.
Options on Indices: Puts and calls on indices are similar to puts and calls on securities (described above) or futures contracts (described below) except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.
Options on indices may, depending on the circumstances, involve greater risk than options on securities. Because index options are settled in cash, when a fund writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.
Futures Contracts and Options on Futures Contracts: A financial futures contract sale creates an obligation by the seller to deliver the type of Financial Instrument or, in the case of index and similar futures, cash, called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the asset called for in the contract in a specified delivery month at a stated price. Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.
Futures strategies can be used to change the duration of a fund’s portfolio. If a sub-adviser wishes to shorten the duration of the fund’s portfolio, a fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If a sub-adviser wishes to lengthen the duration of a fund’s portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.
Futures contracts may also be used for other purposes, such as to simulate full investment in underlying securities while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.
No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit “initial margin.” Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Daily variation margin calls could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a disadvantageous time or price.
Although some futures and options on futures call for making or taking delivery of the underlying securities, currencies or cash, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same index, currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, a fund realizes a gain, or if it is more, a fund realizes a loss. If an offsetting sale price is more than the original purchase price, a fund realizes a gain, or if it is less, a fund realizes a loss. A fund will also bear transaction costs for each contract, which will be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.
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Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
If an index future is used for hedging purposes the risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against a decline in the market, the market may advance and the value of the securities held in the fund may decline. If this occurred, a fund would lose money on the futures contract and also experience a decline in value of its portfolio securities.
Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If a sub-adviser then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, a fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.
Non-U.S. Currency Strategies: A fund may invest in securities that are denominated in non-U.S. currencies and may engage in a variety of non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates or to earn additional income. A fund may use options and futures contracts, swaps and indexed notes relating to non-U.S. currencies and forward currency contracts to attempt to hedge against movements in the values of the non-U.S. currencies in which the fund’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
The value of Financial Instruments on non-U.S. currencies depends on the value of the underlying currency relative to the U.S. dollar. Because non-U.S. currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in non-U.S. currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.
Settlement of transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
Generally, OTC non-U.S. currency options used by a fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.
Forward Currency Contracts: A fund may enter into forward currency contracts to purchase or sell non-U.S. currencies for a fixed amount of U.S. dollars or another non-U.S. currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.
The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.
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As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty.
If a fund engages in a forward currency contract with respect to particular securities, the precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the non-U.S. currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell non-U.S. currencies in the spot (cash) market to the extent such non-U.S. currencies are not covered by forward currency contracts.
Swaps, Caps, Floors and Collars: A fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, to attempt to enhance yield or total return, or as a substitute for other investments. A swap typically involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.
Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield because, and to the extent, these agreements affect a fund’s exposure to long- or short-term interest rates, non-U.S. currency values, mortgage-backed or other security values, corporate borrowing rates or other factors such as security prices or inflation rates.
Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options.
If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.
A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or a non-U.S. corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap which may be significantly larger than a fund’s cost to enter into the credit default swap.
A fund may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a fund in the event of a default.
Contracts for Difference: A fund may enter into contracts for difference (“CFDs”). A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. (If the difference is negative, then the buyer instead pays the seller.) In effect, CFDs are Financial Instruments that allow a fund to take synthetic long or synthetic short positions on underlying assets.
CFDs are subject to liquidity risk because the liquidity of the CFD is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its ﬁnancial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on a fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase the fund’s ﬁnancial risk. CFDs, like many other Financial Instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the fund is liable. CFDs are not registered with the SEC or any U.S. regulator.
Combined Positions: A fund may purchase and write options in combination with each other, or in combination with other Financial Instruments, to adjust the risk and return characteristics of its overall position. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Turnover: A fund’s derivatives activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within a fund’s control,
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holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.
Roll Timing: A fund may engage in roll-timing strategies where the fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (“TBA”) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.
Foreign Securities
The following investments are subject to limitations as set forth in each fund’s investment restrictions and policies.
A fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Fiduciary Depositary Receipts (“FDRs”) or other securities representing underlying shares of foreign companies.
The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain foreign countries, particularly emerging markets and frontier markets, may experience significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Unanticipated political or social developments may affect the values of a fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue or reoccur.
Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold resulting in increased exposure of a fund to market and foreign exchange fluctuations brought about by such delays, and to the corresponding negative impact on fund liquidity.
The interest payable on a fund’s foreign securities may be subject to foreign withholding taxes, which will reduce the fund’s return on its investments. In addition, the operating expenses of a fund making such investment can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the costs of investing in foreign securities, such as custodial costs, valuation costs and communication costs, are higher than the costs of investing exclusively in U.S. securities.
There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in frontier markets and certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. In addition, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by a sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.
A fund may invest in securities of emerging market and frontier market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets countries. These securities may be U.S. dollar denominated or non-U.S. dollar denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other debt securities of foreign corporate issuers; and (d) non-dollar denominated debt obligations of U.S. corporate issuers. A fund may also invest in securities denominated in currencies of emerging market or frontier market countries. There is no minimum rating criteria for a fund’s investments in such securities.
Certain non-U.S. countries, including emerging markets and frontier markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such
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countries to repay their obligations. In addition, it may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a fund’s investment in those markets and may increase the expenses of a fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade.
Custodian services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases because of settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund because of a subsequent decline in value of the portfolio security or could result in possible liability to the fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a fund against loss or theft of its assets.
A fund may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the fund’s investments in such countries. These taxes will reduce the return achieved by a fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.
The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A fund’s investment performance may be negatively affected by a devaluation of a currency in which the fund’s investments are quoted or denominated. Further, a fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country. All these factors are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Government intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.
ADRs, EDRs and GDRs: A fund may also purchase ADRs, American Depositary Debentures, American Depositary Notes, American Depositary Bonds, EDRs, GDRs and FDRs, or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A fund may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.
Eurodollar or Yankee Obligations: Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.
Sovereign Government and Supranational Debt: A fund may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments,
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governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.
Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
Russian Securities
A fund may invest directly in the securities of Russian issuers or may have indirect exposure to Russian securities through its investment in one or more funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described above. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.
A risk with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. Each applicable fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty’s failure to pay for securities the fund has delivered or the fund’s inability to complete its contractual obligations because of theft or other reasons.
Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register.
In addition, Russia’s military invasion of Ukraine in February 2022 resulted in the U.S., other countries and certain international organizations levying broad economic sanctions against Russia. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The U.S. and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. A number of large corporations and U.S. states have also divested interests or otherwise curtailed business dealings with certain Russian businesses. In addition, certain index providers have removed Russian securities from their indices. These actions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia or other countries that support Russia’s military invasion in the future may result in the devaluation of Russian or other affected currencies, a downgrade in the sanctioned country’s credit rating, and a decline in the value and liquidity of Russian securities and securities of issuers in other countries that support the invasion. In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia may take additional countermeasures or retaliatory actions, which may also impair the value and liquidity of Russian securities and a fund’s investments. The potential for wider conflict may further decrease the value and
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liquidity of certain Russian securities and securities of issuers in other countries affected by the invasion. In addition, the ability to price, buy, sell, receive, or deliver such securities is also affected due to these measures. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions and/or countermeasures taken by Russia in response to the sanctions may require a fund to freeze its existing investments in companies operating in or having dealings with Russia or other sanctioned countries, which would prevent a fund from selling these investments, and the value of such investments held by a fund could be significantly impacted, which could lead to such investments being valued at zero. Any exposure that a fund may have to Russian counterparties or counterparties in other sanctioned countries also could negatively impact a fund’s portfolio. The extent and duration of Russia’s military actions, including any retaliatory actions or countermeasures that may be taken by Russia or others subject to sanctions (such as cyberattacks on other governments, corporations or individuals, restricting natural gas or other exports to other countries, seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe) are unpredictable, but could result in significant market disruptions. These and any related events could significantly impact a fund’s performance and the value of an investment in a fund even beyond any direct exposure a fund may have to Russian issuers or issuers in other countries affected by the invasion.
Other Investments
Illiquid Investments
An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may be difficult to value, and a fund may have difficulty disposing of such securities promptly.
The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. A fund may be restricted in its ability to sell such securities at a time when a fund’s sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid investments, at a time that is not advantageous.
Each fund monitors the portion of its total assets that are invested in illiquid investments on an ongoing basis, not only at the time of the investment in such securities.
Investments in the Real Estate Industry and Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.
REITs (especially mortgage REITs) are also subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.
Certain funds may invest in foreign real estate companies, which are similar to entities organized and operated as REITs in the U.S. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, and a fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.
Commodities and Natural Resources
Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals, for example, gold, silver, platinum, and palladium, and other natural resources. Certain funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to, or instruments that result in exposure to, commodities markets. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable
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monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.
Commodity-Linked Investments
A fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked investments, including commodities futures contracts, commodity-linked derivatives, and commodity-linked notes. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked investments held by a fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.
The prices of commodity-linked investments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall fund diversification benefits. Under favorable economic conditions, a fund's commodity-linked investments may be expected to underperform an investment in traditional securities.
Hybrid Instruments
Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below-market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems. Hybrid instruments can have volatile prices and limited liquidity, and their use may not be successful.
Trade Claims
Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are speculative and are subject to the risks associated with low-quality obligations.
Passive Foreign Investment Companies
Certain foreign entities called passive foreign investment companies have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of passive foreign investment companies in which the fund invests. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the shareholders may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned by a fund from these investments.
To avoid such tax and interest, a fund generally intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income.
Master Limited Partnerships
Master Limited Partnership (“MLPs”) are limited partnerships whose shares (or units) are listed and traded on a U.S. securities exchange, just like common stock. To qualify for tax treatment as a partnership, an MLP must receive at least 90% of its income from qualifying sources such as natural resource activities. Natural resource activities include the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner, which is generally a major energy company, investment fund or the management of the MLP, typically controls the MLP through a 2% general partner equity interest in the MLP plus common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.
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MLPs are typically structured such that common units have first priority to receive quarterly cash distributions up to an established minimum quarterly dividend (“MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid. Once common units have been paid, subordinated units receive distributions of up to the MQD, but subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which maximizes value to unit holders. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where the general partner is receiving 50% of every incremental dollar paid to common and subordinated unit holders. By providing for incentive distributions the general partner is encouraged to streamline costs and acquire assets in order to grow the partnership, increase the partnership’s cash flow, and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.
MLP I-Shares
I-Shares represent an ownership interest issued by an affiliated party of an MLP. The MLP affiliate issuing the I-Shares is structured as a corporation for federal income tax purposes. I-Shares are traded on the New York Stock Exchange (“NYSE”) and the NYSE AMEX. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of i-units. i-units generally receive no allocations of income, gain, loss or deduction unless and until the MLP is liquidated. In addition, rather than receiving cash distributions, the MLP affiliate receives additional i-units based on a formula. Similarly, holders of I-Shares will receive additional I-Shares, in the same proportion as the MLP affiliates’ receipt of i-units, rather than cash distributions. Distributions of additional i-units and of additional I-Shares generally are not taxable events for the MLP affiliate and the holder of the I-Shares, respectively. I-Shares themselves have limited voting rights which are similar to those applicable to MLP common units.
Energy Infrastructure Companies
Companies engaged in the energy infrastructure sector principally include publicly-traded MLPs and limited liability companies taxed as partnerships, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that derive a substantial portion of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “Energy Infrastructure Companies”).
Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Infrastructure Companies which own the underlying energy commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems.
A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. In addition, Energy Infrastructure Companies engaged in the production of natural gas, natural gas liquids, crude oil, refined petroleum products or coal are subject to the risk that their commodity reserves naturally deplete over time.
Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies.
Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.
Other Investment Companies
Subject to applicable statutory and regulatory limitations and any applicable non-fundamental investment policies, a fund may invest in shares of other investment companies, including shares of other mutual funds, closed-end funds, and unregistered investment companies. Pursuant to a statutory exemption or an exemptive rule adopted by the SEC, a fund may invest in other investment companies beyond the statutory limits prescribed by the 1940 Act. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that the fund enter into a fund of funds investment agreement.
Investments in other investment companies are subject to the risk of the securities in which those investment companies invest. In addition, to the extent a fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of a fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.
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Certain sub-advisers have received an exemptive order from the SEC permitting funds that are sub-advised by the sub-adviser to invest in affiliated registered money market funds and ETFs, and in an affiliated private investment company; provided however, that, among other limitations, in all cases the fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of its total assets at any time.
Exchange-Traded Funds (“ETFs”)
ETFs are typically registered investment companies whose securities are traded over an exchange at their market price. ETFs generally represent a portfolio of securities designed to track a particular market index or other group of securities. Other ETFs are actively managed and seek to achieve a stated objective by investing in a portfolio of securities and other assets. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the potential lack of liquidity of an ETF could result in it being more volatile. There is also a risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by a fund. Moreover, a fund’s investments in index-based ETFs may not exactly match the performance of a direct investment in the respective indices or portfolios of securities to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Additionally, ETFs have management fees which increase their costs.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout a trading day, bought and sold based on an exchange based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. However, the investments held by most ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is typically disseminated throughout the trading day. Due in part to this transparency, the trading prices of ETFs tend to closely track the actual net asset value of the underlying holdings and a fund will generally gain or lose value depending on the performance of the holdings. A fund may invest in ETFs that are index-based (“passively managed”) or actively managed. A sub-set of actively managed ETFs known as “semi-transparent ETFs” do not publicly disclose their holdings on each trading day. Actively managed ETFs, including semi-transparent ETFs, typically trade at larger discounts or premiums to actual net asset values than index-based ETFs. Gains or losses on a fund’s investment in an ETF, however, will ultimately depend on the purchase and sale price of the ETF.
Exchange-Traded Notes (“ETNs”)
ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on a fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service (the “IRS”) and may also be affected by future legislation.
Dollar Roll Transactions
“Dollar roll” transactions consist of the sale by a fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date. A fund will not use such transactions for leveraging purposes.
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The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund’s right to purchase from the counterparty might be restricted. In addition, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a fund, the security that the fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds the transaction costs.
Short Sales
In short selling transactions, a fund sells a security it does not own in anticipation that the price of the security will decline. The fund must borrow the same security and deliver it to the buyer to complete the sale. The fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the fund must replace the borrowed security. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, possible losses from short sales may, theoretically, be unlimited (e.g., if the price of a stock sold short rises) and a fund may be unable to replace a borrowed security sold short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions.
Short sales also involve other costs. A fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities. A fund secures its obligation to replace the borrowed security by depositing collateral with the lender or its custodian or qualified sub-custodian, usually in cash, U.S. government securities or other liquid securities similar to those borrowed. All short sales will be fully collateralized.
A fund may sell securities “short against the box.” In short sales “against the box,” the fund, at all times when the short position is open, owns an equal amount of the securities sold short or has the right to obtain, at no added cost, securities identical to those sold short. When selling short against the box, if the price of such securities were to increase rather than decrease, the fund would forgo the potential realization of the increased value of the shares sold short.
International Agency Obligations
Bonds, notes or Eurobonds of international agencies include securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. A fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the U.S.
When-Issued, Delayed Settlement and Forward Delivery Securities
Securities may be purchased and sold on a “when-issued,” “delayed settlement” or “forward (delayed) delivery” basis. “When-issued” or “forward delivery” refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.
A fund may engage in when-issued or forward delivery transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage (although leverage may result).
“Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party to any of the above transactions.
New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.
At the time of settlement, the market value and/or the yield of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.
Additional Information
Temporary Defensive Position
At times a fund’s sub-adviser may judge that conditions in the securities markets make pursuing the fund’s typical investment strategy inconsistent with the best interest of its shareholders. At such times, a sub-adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund’s assets. In implementing these defensive strategies, a fund may invest without limit in securities that a sub-adviser believes present less risk to a fund, including equity securities, debt and fixed-income securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments, CDs, demand and time deposits, bankers’ acceptance or other securities a sub-adviser considers consistent with such defensive strategies, such as, but not limited to, options, futures, warrants or swaps. During periods in which such strategies are used, the duration of a fund may diverge from the duration range for that fund disclosed in its prospectus (if applicable). It is impossible to predict when, or for how long, a fund will use these alternative strategies. As a result of using these alternative strategies, a fund may not achieve its investment objective.
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Borrowings
[Certain funds participate in a syndicated, committed line of credit provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests. The participating funds will pay a commitment fee to maintain the line of credit, in addition to an upfront fee and the stated interest rate. Each participating fund is required to maintain a specified asset coverage ratio.]
When a fund invests borrowing proceeds in other securities, the fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the borrowing proceeds does not equal or exceed the interest that a fund is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the fund’s return.
A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.
A fund may borrow on a secured or on an unsecured basis. If a fund enters into a secured borrowing arrangement, a portion of the fund’s assets will be used as collateral. During the term of the borrowing, the fund will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a fund may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the portfolio managers’ strategy and result in lower fund returns. The fund would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the fund. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a fund’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.
The 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund Lending
To satisfy redemption requests or to cover unanticipated cash shortfalls, a fund may enter into lending agreements (“Interfund Lending Agreements”) under which the fund would lend money and borrow money for temporary purposes directly to and from another Transamerica fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to TAM and the Trust permitting such interfund lending. All Interfund Loans will consist only of uninvested cash reserves that the fund otherwise would invest in repurchase agreements or other short-term instruments.
If a fund has outstanding borrowings, any Interfund Loans to the fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.
A fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Transamerica fund, the fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. A fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would be more than 33 1∕3% of its total assets.
No fund may lend to another fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.
The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is
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without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates (if such borrowing is available) or sell securities at a loss if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.
Reverse Repurchase Agreements
A reverse repurchase agreement has the characteristics of a secured borrowing and creates leverage. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, a fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.
A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in its prospectus or this SAI, a fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.
During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to satisfy the fund’s obligations under the reverse repurchase agreement. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. This could also result in the fund having to dispose of investments at inopportune times and at disadvantageous amounts. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.
When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.
In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in losses.
Rule 18f-4 under the 1940 Act permits a fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as “derivatives transactions” under Rule 18f-4. See “Derivatives.”
Lending
Consistent with applicable regulatory requirements and the limitations as set forth in each fund's investment restrictions and policies, a fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board. Loans of securities will be secured continuously by collateral in cash or U.S. government or agency securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received by a fund will be invested in high quality short-term instruments, or in one or more funds maintained by the lending agent for the purpose of investing cash collateral. During the term of the loan, a fund will continue to have investment risk with respect to the security loaned, as well as risk with respect to the investment of the cash collateral. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, will receive any income generated by the fund’s investment of the collateral (subject to a rebate payable to the borrower and a percentage of the income payable to the lending agent). Where the borrower provides a fund with collateral other than cash, the borrower is also obligated to pay the fund a fee for use of the borrowed securities. A fund does not have the right to vote any securities having voting rights during the existence of the loan, but would retain the right to call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. In addition, a fund could suffer loss if the loan terminates and the fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer.
Voluntary Actions
From time to time, a fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a fund, and the acquisition is determined to be beneficial to fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this section or any percentage investment limitation of the 1940 Act or rules thereunder, if a fund has the opportunity to acquire a
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permitted security or instrument through a Voluntary Action, and the fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, after announcement of the offering, but prior to the receipt of the securities or instruments, the fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.
Cybersecurity
With the increased use of technologies to conduct business, a fund is susceptible to operational, information security and related risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Geopolitical tensions may increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the fund’s systems. Cyber incidents affecting a fund’s investment manager, sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation or remediation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been adequately identified or prepared for and that an attack may not be detected. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the fund or its shareholders. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value. A fund and its shareholders could be negatively impacted as a result.
Portfolio Turnover
Portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.
Changes in security holdings are made by a fund’s investment manager or sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.
The investment manager or a sub-adviser may engage in a significant number of short-term transactions if such investing serves a fund’s objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a fund; these charges are ultimately borne by the shareholders.
In computing the portfolio turnover rate, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the fund during the fiscal year.
There are no fixed limitations regarding the portfolio turnover rates of the funds. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of a fund may be disposed of when they are no longer deemed suitable.
The following funds had a significant variation in its portfolio turnover rates over the fiscal years ended October 31, 2023 and October 31, 2024: [TO BE UPDATED]
Historical turnover rates are included in the Financial Highlights tables in the prospectuses.
Disclosure of Portfolio Holdings
It is the policy of the funds to protect the confidentiality of their portfolio holdings and prevent the selective disclosure of non-public information about portfolio holdings. The funds’ service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the funds may be disclosed to any unaffiliated third party, except as provided below. The Board has adopted formal procedures governing compliance with these policies.
The funds believe the policy is in the best interests of each fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the funds’ portfolio holdings and the need to protect the funds from potentially harmful disclosures. Any conflicts of interest between the interests of fund shareholders and those of TAM or its affiliates are addressed in a manner that places the interests of fund shareholders first.
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Information concerning the funds’ holdings is available via the funds’ website at: www.transamerica.com/investments/mutual-funds. The funds generally make publicly available their complete portfolio holdings no sooner than 15 days after month-end. Such information generally remains on the website for 6 months, or as otherwise consistent with applicable regulations.
The funds’ semi-annual reports and annual reports contain a complete listing of each fund’s holdings as of the end of the fund’s second and fourth fiscal quarters. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov. Each fiscal quarter, each non-money market fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT”, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter.
Transamerica Government Money Market files monthly a schedule of portfolio holdings with the SEC on Form N-MFP. The information filed on Form N-MFP is made available to the public by the SEC 60 days after the end of the month to which the information pertains. A schedule of portfolio holdings for Transamerica Government Money Market is posted each month to the fund’s website in accordance with Rule 2a-7(c)(12) under the 1940 Act. The Form N-PORT and Form N-MFP reports are also available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
In addition, the funds may release via the funds’ website at www.transamerica.com/investments/mutual-funds the following information concerning a fund before disclosure of the fund’s full portfolio holdings is made publicly available:
•
Top Ten Holdings – A fund’s top ten holdings and the total percentage of the fund such aggregate holdings represent.
•
Sector Holdings – A fund’s sector information and the total percentage of the fund held in each sector.
•
Other Portfolio Characteristic Data – Any other analytical data with respect to a fund that does not identify any specific portfolio holdings.
•
Funds of ETFs and Funds of Funds – For any fund whose investments (other than cash alternatives) consist solely of shares of ETFs and/or other funds, no sooner than 10 days after the end of a month the names of the ETFs or funds held as of the end of that month and the percentage of the fund’s net assets held in each ETF or fund as of the end of that month.
Mutual fund rating and ranking organizations such as FactSet, Lipper, Inc. and Morningstar, Inc., or consultants and/or other financial industry institutions such as Bloomberg L.P., and eVestment may request a complete list of non-public portfolio holdings in order to rank or rate a fund or to assess the risks of a fund or otherwise and/or to produce related performance attribution statistics. Similarly, an intermediary may be provided with non-public portfolio holdings in order to allow the intermediary to prepare the portfolio holdings information for shareholders on a timely basis. Portfolio holdings information released to these parties is the same portfolio holdings posted to the funds’ website each month and is subject to the guidelines discussed below. Pursuant to the policy, TAM may disclose a complete list of each fund’s holdings to any person on a monthly basis after the holdings are posted to the funds’ website, usually 15 days after month-end.
The funds may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of the fund’s holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of the fund’s holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country, (iv) performance attribution and other summary and statistical information that does not include identification of specific portfolio holdings (prior to such holdings becoming public), and (v) the volatility characteristics of the fund.
TAM’s Operational Risk Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any fund prior to such fund’s public disclosure of its portfolio holdings and (ii) TAM has made a good faith determination that the requested information is not material given the particular facts and circumstances. TAM may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.
Disclosure of non-public portfolio holdings information for a fund may only be provided pursuant to the guidelines below.
- Non-public portfolio holdings information may be provided at any time (and as frequently as daily) to the funds’ service providers, counterparties, and others who generally need access to such information in the performance of their contractual duties and responsibilities providing services to a fund for a legitimate business purpose, where such vendor or service provider is subject to a duty of confidentiality, including a duty to prohibit the vendor from sharing non-public information with an unauthorized source or trading upon any non-public information provided by TAM on behalf of a fund. These entities, parties, and persons include, but are not limited to: TAM, the sub-advisers, custodian, administrator, sub-administrator, transfer agent, sub-transfer agent, executing broker-dealers/counterparties in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities (including transition managers), research and analytics providers, securities lending agent, financial printer, banks, proxy voting services, pricing service vendors, regulatory authorities, independent public accountants, attorneys, and the funds’ officers and trustees, subject to a duty of confidentiality with respect to any portfolio holdings information. In addition, certain of the funds’ sub-advisers utilize middle- and back-office providers to fulfill their contractual duties and responsibilities to the funds. The disclosure of non-public portfolio holdings information to such third parties generally will be subject to a requirement, by explicit agreement or by virtue of their respective duties to the funds, that those third parties maintain the confidentiality of such information.
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- TAM receives non-public portfolio holdings information to assist in the selection of underlying funds for certain Transamerica asset allocation funds.
- Non-public portfolio holdings information for certain funds may be disclosed to the risk assessment department of Transamerica insurance companies solely to allow them to hedge their obligations under variable annuity and life products. Each applicable Transamerica insurance company has signed a confidentiality agreement.
- A fund may provide non-public portfolio holdings information to (i) third parties that calculate information derived from portfolio holdings for use by TAM, a sub-adviser, or their affiliates, and (ii) an investment adviser or sub-adviser, trustee, or their agents, or a potential replacement sub-adviser for a fund, to whom portfolio holdings are disclosed for proposal or due diligence purposes, prior to Board approval and implementation. Each individual request is reviewed by TAM’s Operational Risk Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the applicable fund(s). Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that (a) the portfolio holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. TAM relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund. Nothing in this section should be construed as requiring TAM's Operational Risk Committee's review of the disclosure of material, non-public holdings information, as described above, once Board approval of a proposed fund merger, acquisition, or sub-adviser change has been received.
- In addition to those set out above, as of December 31, 2024, the following entities receive information about the funds’ securities holdings pursuant to an ongoing arrangement with the funds in connection with services provided to the funds:
Recipient	Purpose	Frequency
Bloomberg LP	Statistical ranking, rating, and/or performance attribution analysis and pricing	Daily
Broadridge	Print vendor for shareholder documents, proxy solicitor/tabulator, 15(c) analysis	Daily
CAPIS	Trade execution analysis	Daily
eVestment Alliance, LLC	Institutional sales and RFP opportunities	Quarterly
FactSet	Performance attribution analysis	Daily
FXTransparency	Trade execution analysis	Quarterly
Institutional Shareholder Services Inc.	Proxy voting services	Quarterly
WTax	Foreign tax reclaim services	As necessary
ICE Data Services	Pricing	Daily
Investment Company Institute	Holdings Information on Form N-PORT	Quarterly
JPMorgan Pricing Direct	Pricing	As necessary
KPMG Taiwan	Provide tax services for market in Taiwan	As necessary
Lipper, Inc.	Statistical ranking and rating	Monthly
Markit North America	Pricing	Daily
Morningstar LLC	Statistical ranking, rating, and/or performance attribution analysis	Daily
PricewaterhouseCoopers Private Limited	Provide tax services for market in India	As necessary
Refinitiv US LLC	Pricing	Daily
R.R. Donnelly	Financial reporting	Monthly
ComplySci	Code of Ethics monitoring	Daily
truView	Risk and liquidity management analytics	Daily
TAM, its affiliates, the funds, the funds’ sub-advisers and the funds’ other service providers will not enter into any arrangements from which they derive compensation for the disclosure of non-public portfolio holdings information.
Subject to such departures as TAM believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio holdings information, each confidentiality agreement should provide that, among other things: the portfolio holdings information is the confidential property of the funds (and their service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement. The recipient of the portfolio holdings information agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to a duty of confidentiality, including duties not to share the non-public information with an unauthorized source and not to trade on non-public information. Upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio holdings information.
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The funds (or their authorized service providers) may disclose portfolio holdings information before its public disclosure based on the criteria described above. The frequency with which such information may be disclosed, and the length of the lag, if any, between the disclosure date of the information and the date on which the information is publicly disclosed, varies based on the terms of the applicable confidentiality agreement. The funds currently provide portfolio holdings information to the third parties listed herein at the stated frequency as part of ongoing arrangements that include the release of portfolio holdings information in accordance with the policy.
The Trust’s Chief Compliance Officer (“CCO”) or his/her delegate may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information or waive certain requirements. Any exceptions to the policy must be consistent with the purposes of the policy. The CCO reports to the Board material compliance violations of the funds’ policies and procedures on disclosure of portfolio holdings.
In addition, separate account and unregistered product clients of TAM, the sub-advisers of the funds, or their respective affiliates generally have access to information regarding the portfolio holdings of their own accounts. Prospective clients may also have access to representative portfolio holdings. These clients and prospective clients are not subject to the portfolio holdings disclosure policies described above. Some of these separate accounts and unregistered product clients have substantially similar or identical investment objectives and strategies to certain funds, and therefore may have substantially similar or nearly identical portfolio holdings as those funds.
Certain information in the above section may not apply to all of the funds managed by TAM.
There can be no assurance that the funds’ policy with respect to disclosure of portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.
Commodity Exchange Act Registration
The funds are operated by the Investment Manager pursuant to an exclusion from registration as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), and therefore, are not subject to registration or regulation with respect to such funds under the CEA. The funds are limited in their ability to enter into commodity interests positions subject to CFTC jurisdiction.
Management of the Trust
Each of the funds is supervised by the Board.
Board Members and Officers
The members of the Board (“Board Members”) and executive officers of the Trust are listed below.
“Interested Board Member” means a Board Member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”
The Board is responsible for overseeing the management and operations of the funds. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser(s).
The funds are among the funds managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”) and (ii) Transamerica Series Trust (“TST”). The Transamerica Fund Family consists of 108 funds as of the date of this SAI.
The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.
The Board Members, their year of birth, their positions with the Trust, and their principal occupations for at least the past five years (their titles may have varied during that period), the number of funds in the Transamerica Fund Family the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INTERESTED BOARD MEMBERS
Marijn P. Smit	Chairman of	Since 2014	Chairman of the Board, President and Chief	108	Director, Transamerica
37

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INTERESTED BOARD MEMBERS—continued
Marijn P. Smit (continued)(1973)	the Board, President and Chief Executive Officer
Executive Officer, TF and TST (2014 –
present);
President and Chief Executive Officer,
Transamerica Asset Allocation Variable
Funds (“TAAVF”) (2014 – 2023);
Chairman of the Board, Transamerica ETF
Trust (“TET”) (2017 – 2022), President and
Chief Executive Officer, TET (2017 –
2024);
Chairman of the Board, President and Chief
Executive Officer, Transamerica Partners
Portfolio (“TPP”), Transamerica Partners
Funds Group (“TPFG”) and Transamerica
Partners Funds Group II (“TPFG II”) (2014
– 2018);
Director, Chairman of the Board, President
and Chief Executive Officer, Transamerica
Asset Management, Inc. (“TAM”) (2014 -
present) and Transamerica Fund Services,
Inc. (“TFS”) (2014 – 2023); Director,
Chairman of the Board and Executive Vice
President, TFS (2023 – present);
Senior Vice President, Transamerica
Retirement Solutions LLC (2012 - 2020);
Trust Officer, Transamerica Trust Company
(formerly, Massachusetts Fidelity Trust
Company) (2014 - 2021);
President, Investment Solutions,
Transamerica Investments & Retirement
(2014 – 2016);
Vice President, Transamerica Life Insurance
Company (2010 – 2016);
Vice President, Transamerica Premier Life
Insurance Company (2010 – 2016);
Senior Vice President, Transamerica
Financial Life Insurance Company (2013 –
2016);
Senior Vice President, Transamerica
Retirement Advisors, Inc. (2013 – 2016);
President and Director, Transamerica Stable
Value Solutions, Inc. (2010 – 2016).
					Trust Company (formerly, Massachusetts Fidelity Trust Company) (2014 - 2021); Director, Aegon Global Funds (2016 - 2022)
Kent Callahan (1960)	Board Member	Since 2023	Board Member, TF and TST (September 2023 - present); Founder and Chief Executive Officer, Shamrock Solutions, LLC (May 2023 - present); Vice Chairman, Transamerica Workplace Solutions (June 2022 - December 2022); President and Chief Executive Officer, Transamerica Workplace Solutions (2020 – 2022); and Senior Managing Director, Transamerica Workplace Solutions (2019 – 2020); President and Chief Executive Officer, Transamerica Latin America Operations (2016 – 2019).	108	N/A
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF and TST (2008 – present); Board Member, TAAVF (2008 – 2023); Board Member, TPP, TPFG and TPFG II (2008 – 2018);	108	Big 5 Sporting Goods (2002 – 2021); Southern Company Gas (energy services holding company) (2008 – present)
38

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INDEPENDENT BOARD MEMBERS—continued
Sandra N. Bane (continued)			Partner, KPMG (1975 – 1999).
Leo J. Hill (1956)	Lead Independent Board Member	Since 2002
Principal, Advisor Network Solutions, LLC
(business consulting) (2006 – present);
Board Member, TST (2001 – present);
Board Member, TF (2002 – present);
Board Member, TAAVF (2007 – 2023);
Board Member, TPP, TPFG and TPFG II
(2007 – 2018);
Market President, Nations Bank of Sun
Coast Florida (1998 – 1999);
Chairman, President and Chief Executive
Officer, Barnett Banks of Treasure Coast
Florida (1994 – 1998);
Executive Vice President and Senior Credit
Officer, Barnett Banks of Jacksonville,
Florida (1991 – 1994);
Senior Vice President and Senior Loan
Administration Officer, Wachovia Bank of
Georgia (1976 – 1991).
				108	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)
Kathleen T. Ives (1965)	Board Member	Since 2021	Board Member, TF and TST (2021 – present); Board Member, TAAVF (2021 – 2023); Retired (2019 – present); Senior Vice President & Director of Internal Audit (2011-2019), Senior Vice President & Deputy General Counsel (2008 – 2011), OFI Global Asset Management, Inc.	108	Junior Achievement Rocky Mountain (non-profit organization) (2013 – present); Institute of Internal Auditors, Denver Chapter (audit organization) (2017 – 2021).
Lauriann C. Kloppenburg (1960)	Board Member	Since 2021	Board Member, TF and TST (2021 – present); Board Member, TAAVF (2021 – 2023); Investment Committee Member, 1911 Office, LLC (family office) (2017 – Present); Executive in Residence and Student Fund Advisory Board Member, Champlain College (2016 – present); Executive in Residence, Bentley University (2015 – 2017); Chief Strategy Officer (2012 – 2013), Chief Investment Officer – Equity Group (2004 – 2012), Loomis Sayles & Company, L.P.	108
Trustees of Donations to
the Protestant Episcopal
Church (non-profit
organization) (2010 –
2022);
Forte Foundation
(non-profit organization)
(2016 – present);
Director, Adams Funds
(investment companies)
(2017 – present).

Fredric A. Nelson III (1957)	Board Member	Since 2017	Board Member, TF and TST (2017 – present); Board Member, TAAVF (2017 – 2023); Board Member, TPP, TPFG and TPFG II (2017 – 2018); Chief Investment Officer (“CIO”), Commonfund (2011 – 2015); Vice Chairman, CIO, ING Investment Management Americas (2003 – 2009); Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994 – 2003); Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981 – 1994).	108	Annapolis Sailing School (2014 – present); Everest Healthcare Properties (2015 – 2019); Global Index Group (“GIG”) 2016 – 2023); Hedgeserv Investment Services (2019)
John E. Pelletier (1964)	Board Member	Since 2017	Board Member, TF and TST (2017 – present);	108	Independent Director, The Sentinel Funds and Sentinel Variable
39

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INDEPENDENT BOARD MEMBERS—continued
John E. Pelletier (continued)
Board Member, TAAVF (2017 – 2023);
Board Member, TPP, TPFG and TPFG II
(2017 – 2018);
Director, Center for Financial Literacy,
Champlain College (2010 – present);
Co-Chair, Vermont Financial Literacy
Commission with Vermont State Treasurer
(2015 – 2018);
Chairman, Vermont Universal Children’s
Higher Education Savings Account Program
Advisory Committee (2015 – 2021);
Founder and Principal, Sterling Valley
Consulting LLC (a financial services
consulting firm) (2009 – 2017);
Chief Legal Officer, Eaton Vance Corp.
(2007 – 2008);
Executive Vice President and Chief
Operating Officer (2004 - 2007), General
Counsel (1997 – 2004), Natixis Global
Associates.
					Products Trust (2013 – 2017).
Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, TF and TST (2007 – present); Board Member, TAAVF (1993 – 2023); Board Member, TPP, TPFG and TPFG II (1993 – 2018); Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.	108	Honorary Trustee, Bryant University (1996 – present)
John W. Waechter (1952)	Board Member	Since 2005	Partner, Englander Fischer (2016 – present) (law firm); Attorney, Englander Fischer (2008 – 2015); Retired (2004 – 2008); Board Member, TST (2004 – present); Board Member, TF (2005 – present); Board Member, TAAVF (2007 – 2023); Board Member, TPP, TPFG and TPFG II (2007 – 2018); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); Treasurer, The Hough Group of Funds (1993 – 2004) (fund accounting).	108
Board Member,
Operation PAR, Inc.
(non-profit organization)
(2008 – present);
Board Member, Boley
PAR, Inc. (non-profit
organization) (2016 -
present)
Board Member,
Remember Honor
Support, Inc. (non-profit
organization)
(2013 - 2020);
Board Member, WRH
Income Properties, Inc.
and WRH Properties,
Inc. and affiliates (real
estate) (2014 - present)

*
Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.
Officers
The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.
Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit	Chairman of the Board, President	Since 2014	See Interested Board Members Table Above.
40

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (continued)(1973)	and Chief Executive Officer
Joshua Durham (1973)	Vice President, Chief Operating Officer and Interim Treasurer	Since 2022
Vice President and Chief Operating Officer, TF and TST (2022 –
present); Interim Treasurer, TF and TST (2024 – present);
Vice President and Chief Operating Officer, TAAVF (2022 –
2023);
Director, Senior Vice President, and Chief Operating Officer, TAM
(2022 - present) and TFS (2022 – 2023); Director, President and
Chief Executive Officer, TFS (2023 – present);
Vice President, Transamerica Casualty Insurance Company (2016
– 2022);
Vice President (2004 – 2007 and 2012 – 2022), Responsible
Officer (2017 – 2022), Transamerica Financial Life Insurance
Company;
Vice President (2004 – 2007 and 2010 – 2022), Responsible
Officer (2016 – 2022) Transamerica Life Insurance Company;
Chief Administrative Officer (2014 – 2016) and Senior Vice
President (2009 – 2020), Transamerica Stable Value Solutions Inc.;
Vice President, Transamerica Premier Life Insurance Company
(2010 – 2020);
Vice President, Transamerica Advisors Life Insurance Company
(2016 – 2019); Vice President, TAG Resources, LLC (2022); Vice
President, Transamerica Retirement Solutions, LLC (2017 – 2022).

Dennis P. Gallagher (1970)	Chief Legal Officer and Secretary	Since 2021; 2006 – 2014
Chief Legal Officer and Secretary, TF and TST (2021 – present and 2006 - 2014);
Chief Legal Officer and Secretary, TAAVF (2021 – 2023 and 2006
- 2014);
Chief Legal Officer and Assistant Secretary, TAM (2022 –
present);
Associate General Counsel/Lead Attorney, TAM, Mutual Funds
and Latin American Operations (2017 – 2021);
Associate General Counsel/Chief Legal Officer, Latin American
Operations and International Funds (2014 – 2017);
Director, Senior Vice President, General Counsel, Operations and
Secretary, TAM (2006 – 2014);
Director, Senior Vice President, General Counsel, Chief
Administrative Officer and Secretary, TFS (2006 – 2014);
Chairman of the Board, Aegon Global Funds (2013 – 2022);
Board Member, Mongeral Aegon Seguros e Previdencia SA (2017
– 2022);
Assistant Secretary, TF, TST, TET and TAAVF (2019);
Vice President, General Counsel and Secretary, TPP, TPFG and
TPFG II (2007 – 2014);
Assistant Vice President, TCI (2007 – 2014).

James Goundrey (1977)	Assistant Secretary	Since 2024
Assistant Secretary, TF and TST (2024 – present); Assistant
General Counsel, TAM (2022 – present); Associate General
Counsel, Edward D. Jones & Co. (2019 – 2022); Vice President
and Senior Counsel, State Street Global Advisors (2015-2019).

Molly Possehl (1978)	Anti-Money Laundering Officer	Since 2019
Anti-Money Laundering Officer, TF and TST (2019 – present);
Anti-Money Laundering Officer, TET (2019-2024);
Anti-Money Laundering Officer, TAAVF (2019 – 2023);
Anti-Money Laundering Compliance Officer and Fraud Officer,
Transamerica Life Insurance Company/Aegon USA (2015 –
present);
Senior Director, Compliance, Transamerica Life Insurance
Company (2021 – present);
Assistant General Counsel, Transamerica Life Insurance
Company/Aegon USA (2013 – 2021).

Francine J. Rosenberger (1967)	Chief Compliance Officer	Since 2019
Chief Compliance Officer, TF and TST (2019 – present);
Chief Compliance Officer, TET (2019 – 2024);
Chief Compliance Officer, TAAVF (2019 – 2023);
Co-Derivatives Risk Manager, TF and TST (2021 – present);
Co-Derivatives Risk Manager, TAAVF (2021 – 2023);
Chief Compliance Officer, TAM (2019 – present) and TFS (2022 –
present);

41

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Francine J. Rosenberger (continued)			General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).
Sean Ryan (1981)	Assistant Treasurer	Since 2024
Assistant Treasurer, TF and TST (2024 – present); Senior Manager of Fund Treasury, TAM (2022-present); Senior Director of
Registered Fund Accounting (2021-2022) and Vice President of
Registered Fund Accounting (2010 – 2021), SS&C ALPS.

Christopher A. Staples, CFA (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005
Vice President and Chief Investment Officer, Advisory Services,
TF and TST (2007 – present);
Vice President and Chief Investment Officer, TET (2017 – 2024);
Vice President and Chief Investment Officer, Advisory Services,
TAAVF (2007 – 2023);
Vice President and Chief Investment Officer, Advisory Services,
TPP, TPFG and TPFG II (2007 – 2018);
Director (2005 – 2019), Senior Vice President (2006 – present),
Senior Director, Investments (2016 – present), Chief Investment
Officer, Advisory Services (2012 – 2016) and Lead Portfolio
Manager (2007 – present), TAM;
Director, TFS (2005 – 2019);
Trust Officer, Transamerica Trust Company (formerly,
Massachusetts Fidelity Trust Company) (2010 - 2022);
Registered Representative (2007 – 2016), Transamerica Capital,
Inc. (“TCI”);
Registered Representative, TFA (2005 – present).

Thomas R. Wald, CFA (1960)	Vice President and Chief Investment Officer	Since 2014
Chief Investment Officer, TF and TST (2014 – present); Chief
Investment Officer, TET (2017 – 2024);
Chief Investment Officer, TAAVF (2014 – 2023);
Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018);
Director, Akaan Transamerica, S.A. de C.V., Sociedad Operadora
de Fondos de Inversión (2017 – 2020);
Chief Investment Officer, Transamerica Investments & Retirement
(2014 – 2020);
Senior Vice President, Chief Investment Officer and Director, TAM
(2014 – present);
Director, TFS (2019 – 2021);
Trust Officer, Transamerica Trust Company (formerly,
Massachusetts Fidelity Trust Company) (2015 – 2022).

*
Elected and serves at the pleasure of the Board of the Trust.
If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.
The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The following sets forth information about each Board Member’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity: Ms. Bane has experience as a certified public accountant and as a board member of multiple organizations; Mr. Hill has financial and entrepreneurial experience as an executive, owner and consultant as well as experience as a board member of multiple organizations; Ms. Ives has audit, securities industry, compliance and legal experience, including as a fund executive; Ms. Kloppenburg has investment management experience as an executive and experience as a board member of multiple organizations; Mr. Nelson has investment management experience as well as other business, securities industry and fund executive experience; Mr. Pelletier has securities industry and fund legal and operations experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Ms. Sawyer has management consulting and entrepreneurial experience as an owner and an executive as well as board experience; Mr. Waechter has experience as a certified public accountant and a board member of multiple organizations as well as securities industry, compliance and legal experience; Mr. Smit has investment management and insurance experience as an executive and in leadership roles with TAM and affiliated entities; and Mr. Callahan has financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members does not constitute an assertion by the Board or any individual Board Member that a Board Member has any special expertise or experience that would impose any greater responsibility or liability on such Board Member than would exist otherwise.
Mr. Smit, an Interested Board Member, serves as Chairman of the Board. Independent Board Members constitute more than 75% of the Board. The Board currently believes that its leadership structure, including an interested Chairman and a Lead Independent Board Member, is
42

appropriate and is in the best interests of the funds and their shareholders, and that its committees, as further described below, help ensure that the funds have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the funds and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the funds and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each fund.
The Independent Board Members determined that it was appropriate to appoint a Lead Independent Board Member to facilitate communication among the Independent Board Members and with management. Accordingly, the Independent Board Members have appointed Mr. Hill to serve as Lead Independent Board Member. Among other responsibilities, the Lead Independent Board Member coordinates with management, the committee chairs, and the other Independent Board Members regarding review of agendas for board and committee meetings; serves as chair of meetings of the Independent Board Members; and, in consultation with the other Independent Board Members and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Board Members.
The Board believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that they have appointed a Lead Independent Board Member, the Independent Board Members represent over 75% of the Board, and as further described below, Independent Board Members chair and comprise both of the Board’s committees.
Board Committees
The Board has two standing committees: the Audit Committee and Nominating Committee. Both the Audit Committee and Nominating Committee are chaired by an Independent Board Member and composed of all of the Independent Board Members. Mr. Waechter serves as the Audit Committee Chairperson and Ms. Sawyer serves as the Nominating Committee Chairperson. Through the funds’ board committees, the Independent Board Members consider and address important matters involving the funds, including those presenting conflicts or potential conflicts of interest for management, and they believe they can act independently and effectively.
The Audit Committee, among other things, oversees the accounting and reporting policies and practices and internal controls of the Trust, oversees the quality and integrity of the financial statements of the Trust, approves, prior to appointment, the engagement of the Trust’s independent registered public accounting firm, reviews and evaluates the independent registered public accounting firm’s qualifications, independence and performance, and approves the compensation of the independent registered public accounting firm.
The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to TAM and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.
The Nominating Committee is a forum for identifying, considering, selecting and nominating, or recommending for nomination by the Board, candidates to fill vacancies on the Board. In assessing the qualifications of a potential candidate for membership on the Board, the Nominating Committee may consider the candidate’s potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant. The Nominating Committee will consider diversity in identifying potential candidates, including race, gender, differences of viewpoint, professional experience and skill, as well as such other individual qualities and attributes as it may deem relevant.
When addressing vacancies, the Nominating Committee sets any standards or qualifications for service on the Board and may consider nominees recommended by any source it deems appropriate, including from management or shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board Members. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders or appointed. The Nominating Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year. The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm.
Risk Oversight
Through its oversight of the management and operations of the funds, the Board also has a risk oversight function, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the funds; (ii) reviewing compliance reports and approving compliance policies and procedures of the funds and their service providers; (iii) meeting with management to consider areas of risk and to seek assurances that adequate resources are available to address risks; (iv) meeting with service providers, including fund auditors, to review fund activities; and (v) meeting with the Chief Compliance Officer and other officers of the funds and their service providers to receive information about compliance, and risk assessment and management matters. Such oversight is exercised primarily through the Board and its Audit Committee but, on an ad hoc basis, also can be exercised by the Independent Board Members during executive sessions.
The Board recognizes that not all risks that may affect the funds can be identified in advance, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. The funds’ day-to-day
43

investment management and business affairs are carried out by or through TAM, its affiliates, the sub-advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is inherently subject to limitations. Some risks may be beyond the reasonable control of the Board, the funds, TAM, its affiliates, the sub-advisers or other service providers.
44

Additional Information about the Committees of the Board
Both the Audit Committee and Nominating Committee are composed of all of the Independent Board Members. For the fiscal year ended October 31, 2024, the Audit Committee met 3 times and the Nominating Committee met 1 time.
Trustee Ownership of Equity Securities
The tables below give the dollar range of shares of the funds, as well as the aggregate dollar range of shares of all funds/portfolios in the Transamerica Fund Family, owned by each current Trustee as of December 31, 2024. [TO BE UPDATED]
Fund	Interested Trustees
	Marijn P. Smit	Kent Callahan	Sandra N. Bane	Leo J. Hill	Kathleen T. Ives	Lauriann C. Kloppenburg	Fredric A. Nelson III	John E. Pelletier	Patricia L. Sawyer	John W. Waechter
Transamerica Emerging Markets Equity	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Transamerica International Focus	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Transamerica Small Cap Value	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Transamerica Strategic Income	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Transamerica Sustainable Equity Income	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
45

Transamerica Fund Family
Trustee	Aggregate Dollar Range of Equity Securities
Interested Trustees
Marijn P. Smit*	Over $100,000
Kent Callahan*	Over $100,000
Independent Trustees
Sandra N. Bane	Over $100,000
Leo J. Hill	Over $100,000
Kathleen T. Ives	Over $100,000
Lauriann C. Kloppenburg	Over $100,000
Fredric A. Nelson III	Over $100,000
John E. Pelletier	Over $100,000
Patricia L. Sawyer	Over $100,000
John W. Waechter	Over $100,000
* Reflects an indirect investment in certain funds through a non-qualified deferred compensation plan.
As of December 31, 2024, none of the Independent Board Members or their immediate family members owned beneficially or of record any securities of the Investment Manager, sub-advisers or Distributor of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager, sub-advisers or Distributor of the funds.
Trustee Compensation
As of January 1, 2024, the Independent Board Members receive a base retainer of $375,000 from the funds/portfolios of Transamerica Funds and TST.
The Trust pays a pro rata share of these fees allocable to each series of the Trust based on the relative assets of the series.
As of January 1, 2024, the Lead Independent Trustee of the Board receives an additional retainer of $79,000 per year; the Audit Committee Chairperson receives an additional retainer of $35,000 per year; and the Nominating Committee Chairperson receives an additional retainer of $28,000 per year. The Trust also pays a pro rata share allocable to each series of Transamerica Funds based on the relative assets of the series for the Lead Independent Trustee, Audit Committee Chairperson and Nominating Committee Chairperson retainers.
Any fees and expenses paid to an Interested Board Member and officers are paid by TAM or an affiliate and not by the Trust or any series, except that the compensation of the Chief Compliance Officer is paid as provided in the next sentence. A portion of the compensation of the Chief Compliance Officer is paid by TAM or an affiliate; the remaining portion is allocated ratably, based on relative net assets, among the mutual funds sponsored by TAM, including the series of the Trust.
Compensation Table
The following table provides compensation amounts paid by the funds to the Independent Trustees for the fiscal year ended October 31, 2024. Interested Trustees are not compensated by the funds. Messrs. Callahan and Smit are compensated for their Board service by TAM or an affiliate of TAM.
Name of Person, Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses(a)	Estimated Annual Benefits Upon Retirement(a)	Total Compensation from the Transamerica Fund Family (including the Trust)(b)
Sandra N. Bane, Trustee	$[ ]	N/A	N/A	$[ ]
Leo J. Hill, Trustee	$[ ]	N/A	N/A	$[ ]
Kathleen T. Ives, Trustee	$[ ]	N/A	N/A	$[ ]
Lauriann C. Kloppenburg, Trustee	$[ ]	N/A	N/A	$[ ]
Fredric A. Nelson III, Trustee	$[ ]	N/A	N/A	$[ ]
John E. Pelletier, Trustee	$[ ]	N/A	N/A	$[ ]
Patricia L. Sawyer, Trustee	$[ ]	N/A	N/A	$[ ]
John W. Waechter, Trustee	$[ ]	N/A	N/A	$[ ]
(a)
The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.
(b) Compensation expenses are allocated pro rata based on the relative net assets of each fund included in the Transamerica Fund Family.
Shareholder Communication Procedures with the Board of Trustees
The Board of the Trust has adopted these procedures by which shareholders of the Trust may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the Trust (“Secretary”), as follows:
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Board of Trustees
Transamerica Funds
c/o Secretary
1801 California Street, Suite 5200
Denver, CO 80202
Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying series of the Trust to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to a series of the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust, or (ii) is ministerial in nature (such as a request for Trust literature, share data or financial information). These Procedures shall not apply to (i) any communication from an officer or Trustee of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee’s or agent’s capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (“Exchange Act”) or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust’s Chief Compliance Officer. The Trustees are not required to attend the Trust’s shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.
Code of Ethics
The Trust, TAM, each sub-adviser and TCI have each adopted a Code of Ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, TAM, each sub-adviser and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.
Pursuant to Rule 17j-1 under the 1940 Act, the funds, TAM, the sub-advisers and the distributor each have adopted a code of ethics that permits their personnel to invest in securities for their own accounts, including securities that may be purchased or held by a fund. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.
Proxy Voting Policies and Procedures
TAM exercises voting discretion for the Asset Allocation Funds. The proxy voting policies and procedures of the respective sub-advisers are used to determine how to vote proxies relating to securities held by the remainder of the funds. The proxy voting policies and procedures of the funds, TAM and the sub-advisers are attached hereto as Appendix A.
TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM or its affiliates and the funds by: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a fund's shares; or (iii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.
The Trust files SEC Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf; and (2) on the SEC’s website at www.sec.gov.
Investment Management and Other Services
The Investment Manager
TAM serves as the investment manager for the funds. The Trust has entered into an Investment Management Agreement (“Management Agreement”), on behalf of each fund with TAM. TAM, located at 1801 California Street, Suite 5200, Denver, CO 80202, provides continuous and regular investment management services to the funds. TAM supervises each respective fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to each fund.
TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of any such fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of each fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each fund
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employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the funds’ Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the funds; oversight of other service providers to the funds, such as the custodian, the transfer agent, the funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services.
TAM’s investment management services also include the provision of supervisory and administrative services to each fund. These services include performing certain administrative services for the funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the funds by State Street, to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the funds from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the funds’ custodian and dividend disbursing agent and monitoring their services to the funds; assisting the funds in preparing reports to shareholders; acting as liaison with the funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the funds.
TAM is directly owned by Transamerica Life Insurance Company (77%) (“TLIC”) and AUSA Holding, LLC (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation (DE) is owned by Aegon International B.V., which is owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group.
Management Agreement
TAM has agreed, under each fund’s Management Agreement, to regularly provide the fund with investment management services, including management, supervision and investment research and advice, and to furnish a continuous investment program for the fund’s portfolio of securities and other investments consistent with the fund’s investment objectives, policies and restrictions, as stated in the fund’s prospectus and SAI. TAM also provides supervisory and administrative services to each fund, as well as services incidental to the foregoing services. TAM is permitted to enter into contracts with sub-advisers, subject to the Board’s approval. TAM has entered into sub-advisory agreements, as described below.
As compensation for services performed, each fund pays TAM a fee computed daily at an annual rate of the fund’s average daily net assets as described below. TAM bears all expenses incurred by it in the performance of its duties under each fund’s Management Agreement. A fund bears all expenses not expressly assumed by TAM incurred in the operation of the fund and the offering of its shares.
The Management Agreement for a fund will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of that fund.
Each Management Agreement provides that TAM may render services to others. Under each fund’s Management Agreement, TAM assumes no responsibility other than to render the services called for by the Management Agreement in good faith, and TAM and its affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund or in the performance of its other services thereunder. TAM and its affiliates are not protected, however, against any liability to a fund to which TAM or an affiliate would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.
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Each Management Agreement provides that it may be terminated with respect to any fund at any time, without the payment of any penalty, upon 60 days’ written notice to TAM, or by TAM upon 60 days’ written notice to the fund. A fund may effect termination by action of the Board or by vote of a majority of the outstanding voting securities of the fund, accompanied by appropriate notice. The Management Agreement terminates automatically in the event of its “assignment” (as defined in the 1940 Act).
TAM has outsourced the provision of certain specific administrative services to State Street. State Street performs back office services to support TAM, including furnishing financial and performance information about the funds for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, and reports and budgets; tax testing; and maintaining books and records. TAM pays certain fees and expenses for sub-administration services to State Street. The funds pay certain fees and expenses to State Street for sub-administration services which are not covered by the Management Agreement with TAM or management fees payable thereunder. State Street’s address is One Congress Street, Boston, MA 02114.
Investment Manager Compensation
TAM receives compensation calculated daily and paid monthly from the funds, at the annual rates indicated below. TAM pays the sub-advisers their sub-advisory fees out of its management fees.
Fund Name	Percentage of Average Daily Net Assets
Transamerica Emerging Markets Equity	0.79% of the first $250 million 0.75% over $250 million up to $500 million 0.70% in excess of $500 million
Transamerica International Focus	0.75% of the first $500 million 0.74% over $500 million up to $1 billion 0.69% over $1 billion up to $2 billion 0.675% over $2 billion up to $3 billion 0.66% in excess of $3 billion
Transamerica Small Cap Value	0.80% of the first $300 million 0.75% over $300 million up to $800 million 0.71% in excess of $800 million
Transamerica Strategic Income	0.544% of the first $500 million 0.534% over $500 million up to $2 billion 0.53% in excess of $2 billion
Transamerica Sustainable Equity Income	0.663% of the first $500 million 0.58% over $500 million up to $1 billion 0.55% over $1 billion up to $1.5 billion 0.53% in excess of $1.5 billion
The following tables set forth the total amounts the funds paid to TAM (after waivers/expense reimbursements and recapture), Fees Waived/Expenses Reimbursed by TAM to the funds, and Amounts Recaptured by TAM from the funds, if any, for the last three fiscal years.
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Fund Name	Management Fees (after waivers/expense reimbursements and recapture)			Fees Waived/Expenses Reimbursed
	2024	2023	2022	2024	2023	2022
Transamerica Emerging Markets Equity	$[ ]	$6,025,482	$8,540,456	$[ ]	$4,761	$1,779
Transamerica International Focus	$[ ]	$6,868,310	$8,918,885	$[ ]	$1,908	$1,652
Transamerica Small Cap Value	$[ ]	$2,811,743	$3,639,568	$[ ]	$32,766	$139
Transamerica Strategic Income	$[ ]	$5,526,459	$6,679,701	$[ ]	$21,323	$44,305
Transamerica Sustainable Equity Income	$[ ]	$1,812,901	$2,073,413	$[ ]	$17,591	$455
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Fund Name	Amounts Recaptured
	2024	2023	2022
Transamerica Emerging Markets Equity	$[ ]	$2,375	$1,779
Transamerica International Focus	$[ ]	$34	$487
Transamerica Small Cap Value	$[ ]	$32,413	$150
Transamerica Strategic Income	$[ ]	$-	$-
Transamerica Sustainable Equity Income	$[ ]	$17,040	$456
Expense Limitation
TAM has entered into an expense limitation agreement with the Trust on behalf of certain funds, pursuant to which TAM has agreed to implement an expense cap to limit the ordinary operating expenses of one or more share classes of those funds. The expense caps and waived fees and/or reimbursed expenses exclude, as applicable, unless otherwise noted in the prospectus, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, and other expenses not incurred in the ordinary course of the relevant fund’s business. TAM is permitted to recapture amounts waived and/or reimbursed to a class of a fund during the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class, but only if, after such recapture, the class’s expense ratio does not exceed the current expense cap or any other lower limit then in effect for the class. These recapture arrangements may be limited or terminated under certain circumstances. The expense limitation agreement continues automatically for one-year terms unless TAM provides written notice to the Trust prior to the end of the then-current term. In addition, the agreement will terminate automatically upon termination of the Management Agreement.
In addition, TAM or any of its affiliates, in addition to any contractual expense limitation arrangements in effect from time to time, may voluntarily waive fees and/or reimburse expenses of one or more classes of Transamerica Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the fund’s yield from falling below zero. Any such waiver or expense reimbursement may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the fund of any amounts so waived and/or reimbursed by TAM or any of its affiliates during the previous 36 months so long as the reimbursement does not cause the class’s effective daily yield to be negative. Any reimbursement of amounts voluntarily waived and/or reimbursed may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to Transamerica Government Money Market or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the fund. There is no guarantee that Transamerica Government Money Market will be able to prevent a negative yield.
The current expense caps for the applicable share classes of the relevant funds are listed in the table set forth below. Each expense limitation arrangement cannot be terminated prior to its stated expiration date without the Board of Trustees’ consent.
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Fund	Expense Cap							Expiration Date of Expense Cap
	Class A	Class C	Class I	Class I2	Class R	Class R3	Class R6
Transamerica Emerging Markets Equity	1.55%	2.30%	0.98%	0.95%	N/A	1.70%	0.95%	March 1, 2026
Transamerica International Focus	1.20%	1.95%	0.97%[1]	0.87%	N/A	N/A	0.87%	March 1, 2026
Transamerica Small Cap Value	1.29%	2.05%	0.99%	0.89%	N/A	N/A	0.89%	March 1, 2026
Transamerica Strategic Income	0.97%	N/A	0.73%[2]	0.63%	N/A	N/A	N/A	March 1, 2026
Transamerica Sustainable Equity Income	1.07%	1.90%	0.88%[3]	0.78%	N/A	N/A	0.78%	March 1, 2026
1 TAM has contractually agreed to reimburse 0.095% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
2 TAM has contractually agreed to reimburse 0.10% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
3 TAM has contractually agreed to reimburse 0.09% of the transfer agency fees on Class I shares through March 1, 2026. This arrangement is not subject to recapture.
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Conflicts of Interest
TAM and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this section, “Transamerica”), including the entities and personnel who may be involved in the management, operations or distribution of the funds, are engaged in a variety of businesses and have interests other than those related to managing the funds. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the funds and their shareholders.
Certain actual and potential conflicts of interest are described below. This is not, and is not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Additional or unanticipated conflicts of interest may arise from time to time in the ordinary course of Transamerica’s various businesses.
TAM and the funds have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the funds’ investment activities and adversely affect their performance.
Activities on Behalf of Other Funds and Accounts
Transamerica manages or advises other funds and products in addition to the funds, including Transamerica’s own accounts and accounts in which Transamerica or its personnel have an interest (collectively, the “Other Accounts”). In some cases, Transamerica oversees sub-advisers who provide day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to, the same as or opposite to those of the funds and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, particularly in circumstances where the availability or liquidity of such investment opportunities is limited, and could have an adverse impact on the fund’s performance. Other Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a fund or may be adverse to a company or issuer in which the fund has invested. A fund on the one hand, and Transamerica or Other Accounts, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the fund. The results of the investment activities of a fund may differ significantly from the results achieved for other funds and Other Accounts. Transamerica may give advice, and take action, with respect to any current or future funds or Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, a particular fund. Transamerica may receive more compensation with respect to certain other funds and Other Accounts than that received with respect to a fund. TAM does not receive performance-based compensation in respect of its investment management services rendered to the funds, but Transamerica may receive compensation based on the performance of certain Other Accounts. The simultaneous management of funds or Other Accounts that pay greater fees or other compensation than a fund creates a conflict of interest as Transamerica has an incentive to favor those funds or Other Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among the funds and Other Accounts. Transamerica personnel may have greater economic and other interests in certain other funds or Other Accounts promoted or managed by such personnel as compared to a particular fund. TAM has developed allocation policies and procedures that provide that TAM’s personnel making portfolio decisions for the funds and Other Accounts will make investment decisions for, and allocate investment opportunities among, such funds and Other Accounts consistent with TAM’s fiduciary obligations.
Selection of Service Providers
TAM and certain of its affiliates provide services including investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts and earn fees from these relationships. TAM and its affiliates face conflicts of interest when the funds and Other Accounts select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent on fund performance and TAM and its affiliates as service providers will still receive significant compensation from the funds and Other Accounts even if shareholders lose money. The service providers recommended by TAM may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a fund, on the one hand, may be more or less favorable than the rates paid by Transamerica or Other Accounts, on the other hand.
The funds expect to engage unaffiliated service providers (including attorneys and consultants) that in certain cases also provide services to Transamerica or Other Accounts or that hire Transamerica to provide services to the service providers’ clients. These service providers may have business, financial or other relationships with Transamerica (including its personnel), which may influence TAM’s recommendation of these service providers for the funds.
Sales Incentives and Relationships
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Transamerica and other financial service providers have conflicts associated with their promotion of the funds or other dealings with the funds that would create incentives for them to promote the funds. Transamerica will directly or indirectly receive a portion of the fees and/or commissions charged to the funds or their shareholders. Transamerica will also benefit from increased amounts of assets under management. These compensation matters create a financial incentive on the part of Transamerica to highlight, feature or recommend the funds over Other Accounts or other products or to effect transactions differently in the funds as compared to Other Accounts or other products. Transamerica has an interest in increasing fund assets, including in circumstances when that may not be in the funds’ or their shareholders’ interests.
Transamerica and its personnel have relationships (both involving and not involving the funds) with distributors, consultants and others who sell or recommend the funds or Other Accounts. Such distributors, consultants and other parties may receive compensation from Transamerica and/or the funds or Other Accounts in connection with such relationships. Those parties (or their affiliates) in certain cases act as sub-adviser or other service provider to the funds or Other Accounts. As a result of these relationships, distributors, consultants and other parties have conflicts that create incentives for them to promote the funds or Other Accounts, and TAM has a disincentive to recommend the termination of applicable sub-advisers and other service providers.
Transamerica and/or the funds’ sub-advisers (or their affiliates), out of their past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of the funds and Other Accounts or the variable insurance contracts that invest in certain Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, the Other Accounts or variable insurance contracts that invest in the Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit Transamerica to the extent the payments result in more assets being invested in the funds, Other Accounts or the variable insurance contracts that invest in the Other Accounts on which fees are being charged. Certain fund sub-advisers (or their affiliates) make revenue sharing payments to Transamerica in connection with investments by holders of variable insurance contracts and other retirement products in funds advised by the sub-adviser (or its affiliates) that are offered in Transamerica insurance and retirement products. Certain sub-advisers (or their affiliates) have funds that are offered in these products which make Rule 12b-1 and/or other payments to Transamerica. Certain fund sub-advisers (or their affiliates) also make other revenue sharing payments to Transamerica, including for their participation in functions, events and meetings sponsored by Transamerica. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.
Transamerica Insurance Companies
Certain Other Accounts are offered as investment options through variable insurance contracts offered and sold by Transamerica insurance companies. The performance of certain funds and Other Accounts impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of the variable insurance contracts. TAM’s investment decisions and the design of the applicable funds and Other Accounts, including the strategies the funds and Other Accounts utilize, may be influenced by these factors. For example, a fund or Other Account being managed or designed in a more conservative fashion may help reduce potential losses and/or mitigate financial risks to the Transamerica insurance companies that provide the guarantees, and facilitate the provision of those guaranteed benefits, including by making more predictable the costs of the guarantees, by reducing the capital needed to provide them and/or by making it easier for the Transamerica insurance companies to hedge their obligations under the variable insurance contracts.
Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning certain funds and Other Accounts is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the funds’ Board of Trustees governing the sharing of such information with the Transamerica insurance companies.
Transamerica Asset Allocation Funds
TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds and Other Accounts that operate as funds of funds. For certain other funds and Other Accounts that operate as funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ or Other Accounts’ assets to an affiliated fund or Other Account. TAM has established an investment program for certain funds and Other Accounts that operate as funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in affiliated funds and/or Other Accounts. This means that TAM does not consider unaffiliated funds as underlying investment options for these funds and Other Accounts, even if unaffiliated funds have better investment performance or lower total expenses.
TAM will receive more revenue when it or a sub-adviser selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds. This conflict provides an incentive for TAM to include affiliated funds as investment options for funds of funds and, when making the underlying fund selections, to cause investments by funds of funds in affiliated funds that may perform less well or have higher total expenses than unaffiliated funds. The inclusion of affiliated funds will also permit TAM and/or the sub-adviser to make increased revenue sharing payments, including to Transamerica. TAM has an incentive for a fund or Other Account’s assets to be allocated to those underlying funds or
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Other Accounts for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or Other Accounts or to those underlying funds or Other Accounts for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund or Other Account’s assets to be allocated to subscale underlying funds or Other Accounts to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds and/or Other Accounts, including where the sub-adviser (or its affiliate) acts as investment adviser or sub-adviser to available underlying funds and/or Other Accounts. TAM Compliance monitors allocation changes by the funds of funds.
Investments in Transamerica Funds
TAM manages funds and Other Accounts which may, individually or in the aggregate, own a substantial amount of a fund. Further, TAM and/or its affiliates may invest in a fund at or near the establishment of the fund, which may facilitate the fund achieving a specified size or scale. Seed investors may contribute all or a majority of the assets in a fund. There is a risk that such seed investors may redeem their investments in a fund, and such redemptions could have a significant negative impact on the fund, including on its liquidity.
Fund Structuring and Changes
TAM may have a financial incentive to implement certain changes to the funds or Other Accounts. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more funds. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund or Other Account having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, the change reduces amounts waived and/or reimbursed by TAM to maintain applicable expense caps, or the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts. Any recommendation to the funds’ Board of Trustees concerning the appointment of or continued service of an affiliated sub-adviser for a fund, or a fund combination, is subject to TAM’s fiduciary duty to act in the best interests of a fund and its shareholders. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires fund shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, typically an affiliate of Transamerica, may provide this approval).
Sub-Advisory Fee Discount Arrangements
The aggregation of assets of multiple funds and/or Other Accounts for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds and/or Other Accounts or otherwise, as applicable, give rise to actual and/or potential conflicts of interest that could disadvantage the funds and their shareholders. The aggregation of assets or other discounts creates an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a fund. It also provides a disincentive for TAM to recommend the termination of a sub-adviser from a fund if the termination will cause the sub-advisory fee payable by TAM to increase on a fund and/or Other Account that aggregates its assets with the fund or if the assets of the fund are counted as part of a sub-advisory fee discount arrangement.
Valuation of Investments
TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds' Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the funds and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by TAM may also result in improved performance of the funds or Other Accounts.
Other Relationships and Benefits
Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other fund service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to Transamerica’s relationships or other business dealings with such parties.
TAM and/or its affiliates also derive ancillary benefits from providing investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts. Providing such services to the funds and Other Accounts may enhance TAM’s and/or its affiliates’ relationships with various parties, facilitate additional business development, and enable TAM and/or its affiliates to obtain additional business and generate additional revenue.
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Sub-Advisers
The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a fund and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. Among other things, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients. In addition to one or more funds, these funds and accounts may include, for example, other mutual funds, separate accounts, collective trusts and offshore funds. Managing multiple funds and accounts gives rise to actual or potential conflicts of interest, including, for example, conflicts among investment strategies, conflicts in the allocation of limited investment opportunities, and conflicts in the aggregation and allocation of securities trades. A sub-adviser’s portfolio managers may also manage funds or accounts with different fee rates and/or fee structures, including performance-based fee arrangements. Differences in fee arrangements create an incentive for a portfolio manager to favor higher-fee funds or accounts. A sub-adviser and/or their respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a fund and providing such services to a fund may enhance the sub-adviser’s and/or applicable affiliate(s)’ relationships with various parties, facilitate additional business development, and enable the sub-adviser and/or affiliate to obtain additional business and generate additional revenue. Please see Appendix B for a further discussion of sub-adviser conflicts of interest.
Sub-Advisers
Each sub-adviser listed below serves, pursuant to a sub-advisory agreement between TAM and such sub-adviser, as sub-adviser to the applicable fund. Pursuant to the sub-advisory agreements, each sub-adviser carries out and effectuates the investment strategy designed for the funds by TAM. Subject to review by TAM and the Board, the sub-advisers are responsible for providing day-to-day investment advice and recommendations for the fund(s) TAM assigns to them and for making decisions to buy, sell or hold a particular security. Each sub-adviser bears all of its expenses in connection with the performance of its services under its sub-advisory agreement such as compensating its officers and employees connected with investment and economic research, trading and investment management of the respective fund(s) and furnishing them office space.
Each sub-advisory agreement will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of the particular fund.
Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to those of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser’s decision to recommend a purchase to one fund or account rather than another is based on a number of factors as set forth in the sub-advisers’ allocation procedures. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.
It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.
Each sub-adviser is a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Certain sub-advisers have entered into participating affiliate agreements with certain of their affiliates pursuant to which those affiliates provide services, such as investment advisory and trading services, to the sub-advisers.
Aegon Asset Management UK plc (formerly Kames Capital plc), located at 3 Lochside Crescent, Edinburgh EH12 9SA, is a registered investment adviser. Aegon Asset Management UK plc is a wholly-owned subsidiary of Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group, that offers life insurance, corporate pensions, and individual savings and retirement products in Europe, the Americas and Asia, and is an affiliate of TAM.
Sub-Advisory Fees
TAM, not the funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense. As a matter of administrative convenience, sub-advisory fees may be deducted directly from a fund’s bank account, in which case payment to TAM of the management fee would be net of amounts paid to the applicable sub-adviser.
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Each sub-adviser receives monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the applicable fund’s average daily net assets:
Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Emerging Markets Equity(1)	Thompson, Siegel & Walmsley LLC	0.40% of the first $250 million 0.33% in excess of $250 million
Transamerica International Focus(2)	Sands Capital Management, LLC	0.25% of the first $1 billion 0.23% over $1 billion up to $2 billion 0.22% in excess of $2 billion
Transamerica Small Cap Value(3)	Systematic Financial Management, L.P.	0.45% of the first $100 million 0.40% over $100 million up to $350 million 0.35% over $350 million up to $1 billion 0.30% in excess of $1 billion
Transamerica Strategic Income	PineBridge Investments LLC	0.18% of the first $250 million 0.17% in excess of $250 million
Transamerica Sustainable Equity Income(4)	Aegon Asset Management UK plc	0.20% of the first $200 million 0.15% over $200 million up to $500 million 0.13% in excess of $500 million
(1)
Effective August 30, 2024, the sub-adviser will voluntarily waive a portion of its sub-advisory fee (as a percentage of net assets) when the assets of Transamerica Emerging Markets Equity, Transamerica International Small Cap Value and Transamerica Multi-Asset Income, in the aggregate, exceed a specified level. This waiver is voluntary and may be discontinued by the sub-adviser upon obtaining consent from TAM.
(2)
[The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica International Focus, Transamerica International Focus VP and Transamerica International Growth CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Sands Capital Management, LLC.]
(3)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the combined assets of Transamerica Small Cap Value, the portions of the assets sub-advised by Systematic Financial Management, L.P. (“Systematic”) for Transamerica Small/Mid Cap Value and Transamerica Small/Mid Cap Value VP, and Transamerica Small Cap Value CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Systematic.
(4)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica Sustainable Equity Income and Transamerica Aegon Sustainable Equity Income VP.
The following table sets forth the total amounts of sub-advisory fee paid by TAM, on behalf of a fund, to each sub-adviser for the last three fiscal years.
Fund Name	Sub-Advisory Fees Paid (Net of Fees Reimbursed)
	2024	2023	2022
Transamerica Emerging Markets Equity	$[ ]	$2,689,497	$3,815,084
Transamerica International Focus	$[ ]	$2,383,917	$3,119,043
Transamerica Small Cap Value	$[ ]	$1,243,319	$1,600,514
Transamerica Strategic Income	$[ ]	$2,127,432	$2,583,700
Transamerica Sustainable Equity Income	$[ ]	$424,958	$478,163
Transamerica Emerging Markets Equity
On August 30, 2024, TAM hired Thompson, Siegel &Walmsley LLC as sub-adviser to the fund to furnish day-to-day investment advice and recommendations. Prior to August 30, 2024, Wellington Management Company LLP (“Wellington”) served as sub-adviser to the fund. Wellington was paid $[ ] for the fiscal year ended October 31, 2024.
Transamerica International Focus
On October 25, 2024, TAM hired Sands Capital Management, LLC as sub-adviser to the fund to furnish day-to-day investment advice and recommendations. Prior to October 25, 2024, Epoch Investment Partners, Inc. (“Epoch”) served as sub-adviser to the fund. Epoch was paid $[ ] for the fiscal year ended October 31, 2024.
Transamerica Small Cap Value
On August 30, 2024, TAM hired Systematic Financial Management, L.P. as sub-adviser to the fund to furnish day-to-day investment advice and recommendations. Prior to August 30, 2024, Peregrine Capital Management, LLC (“Peregrine”) served as sub-adviser to the fund. Peregrine was paid $[ ] for the fiscal year ended October 31, 2024.
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Portfolio Manager Information
Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day investment advice and management or recommendations, a description of any material conflict of interest that may arise in connection with the portfolio manager’s management of the fund’s investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the fund beneficially owned by each portfolio manager are provided in Appendix B of this SAI.
Transfer Agent
TFS serves as the transfer agent, withholding agent and dividend disbursing agent for each fund. As transfer agent, TFS maintains an account for each shareholder of a fund and performs other transfer agency functions. TFS has outsourced the provision of certain transfer agency services to SS&C Global Investor & Distribution Solutions, Inc., located at 2000 Crown Colony Drive, Quincy, MA 02169.
Class R3 shares pay sub-transfer agency fees to financial intermediaries (including affiliates of TAM) that provide sub-transfer agency, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of TFS providing such services. The other share classes do not pay sub-transfer agency fees directly, but TFS may use its available resources to pay for sub-transfer agency services for any share class, including those that pay sub-transfer agency fees directly.
Each share class pays the following transfer agency fees and, as applicable, sub-transfer agency fees:
Class A, C, R, T*
Open Account**	$24.00 per account
Closed Account***	$2.00 per account
Class I*
Asset Fee to TFS	10.25 bps
Class I2, R6*
Asset Fee to TFS	0.75 bps
Class R3*
Asset Fee to TFS	0.75 bps
Sub-Transfer Agent and Omnibus Intermediary Fees	15 bps
*
Applicable out-of pocket expenses, including, but not limited to, quarterly shareholder statements and postage, will be charged directly to the funds.
**
Open accounts include open accounts on TFS’s system and generally include open underlying beneficial owner accounts maintained by third parties.
***Closed accounts include closed accounts on TFS’s system.
Transaction requests should be mailed to Transamerica Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica Funds, 801 Pennsylvania Avenue, Suite 219945, Kansas City, MO 64105-1307 (for overnight mail).
[There were no brokerage credits received for the periods ended October 31, 2024, 2023 and 2022.]
Custodian
State Street, located at One Congress Street, Boston, MA 02114, serves as the Trust’s custodian.
State Street, among other things, maintains a custody account or accounts in the name of each fund, receives and delivers all assets for the funds upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the funds and makes disbursements on behalf of the funds. State Street neither determines the funds’ investment policies nor decides which securities the funds will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The funds may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street also acts as the funds’ securities lending agent and receives a share of the income generated by such activities.
Securities Lending Activities
The dollar amounts of income and fees and compensation paid to all service providers (including fees paid to State Street as securities lending agent and for cash collateral management) related to those funds that engaged in securities lending activities during the most recent fiscal year are provided in Appendix C of this SAI. The securities lending agent’s fees will be calculated on, and deducted from, the securities lending revenues of the applicable funds.
To the extent a fund engaged in securities lending activities, the services provided by State Street as securities lending agent would include: selection of securities to be loaned; locating borrowers and establishing a schedule of borrowers with whom the funds may engage in securities lending transactions; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the funds’ instructions; marking to market non-cash collateral;
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maintaining custody of non-cash collateral; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the funds’ instructions; and arranging for return of loaned securities to the fund at loan termination.
Independent Registered Public Accounting Firm
_________, located at _______________, serves as the Trust’s independent registered public accounting firm, and provides audit services and tax return review services.
Distributor and Distribution Plan
Distributor
Under the Underwriting Agreement, Transamerica Capital, Inc. (“TCI” or the “Distributor”), located at 1801 California Street, Suite 5200, Denver, CO 80202, is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each fund. TCI is an affiliate of TAM. TCI offers the shares on an agency or “best efforts” basis under which a fund issues only the number of shares actually sold. Shares of each fund are continuously offered by TCI.
The Underwriting Agreement is renewable from year to year with respect to a fund if approved (a) by the Board or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.
The Underwriting Agreement is terminable with respect to any fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund, or by TCI, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Underwriting Agreement will automatically and immediately terminate in the event of its assignment.
“N/A” in the tables below indicates that the fund was not in operation during the relevant fiscal year or had share classes with no underwriting commissions, accordingly, no information is shown.
Underwriting Commission
Fund Name	Commissions Received for the Period Ended October 31			Commissions Retained for the Period Ended October 31
	2024	2023	2022	2024	2023	2022
Transamerica Emerging Markets Equity	$[ ]	N/A	N/A	$[ ]	N/A	N/A
Transamerica International Focus	$[ ]	$1,477	$4,275	$[ ]	$209	$687
Transamerica Small Cap Value	$[ ]	$4,583	$4,351	$[ ]	$762	$700
Transamerica Strategic Income	$[ ]	$4,477	$5,821	$[ ]	$835	$1,133
Transamerica Sustainable Equity Income	$[ ]	$5,326	$8,415	$[ ]	$1,279	$1,546

Fund Name	For the Period Ended October 31, 2024
	Net Underwriting Discounts and Commissions	Compensation on Redemptions & Repurchases	Brokerage Commissions	Other Compensation
Transamerica Emerging Markets Equity	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica International Focus	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica Small Cap Value	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica Strategic Income	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica Sustainable Equity Income	$[ ]	$[ ]	$[ ]	$[ ]
Distribution Plan
The Trust has adopted a distribution plan (“12b-1 Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act applicable to Class A, Class C and Class R3 shares of the funds, as applicable. Class I, Class I2 and Class R6 shares are not subject to distribution and/or service fees.
The 12b-1 Distribution Plan permits each applicable class of a fund to pay fees to TCI and others as compensation for their services, not as reimbursement for specific expenses incurred. The fees paid under the 12b-1 Distribution Plan are not tied directly to expenses incurred by TCI (or others) so the amount of the fees paid by a class during any year may be more or less than actual expenses incurred by TCI (or others). This type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). Thus, even if the expenses incurred by TCI (or others) exceed the fees provided for by the 12b-1 Distribution Plan, the class would not be obligated to pay more than those fees and, if the expenses incurred by TCI (or others) are less than the fees paid to them, they will retain those fees and realize a profit. Under the 12b-1 Distribution Plan, a class may pay the fees to the Distributor and others until the 12b-1 Distribution Plan with respect to that class is terminated or not renewed.
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The 12b-1 Distribution Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or in any agreements related to the 12b-1 Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance.
The 12b-1 Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees of the fund that have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of the 12b-1 Distribution Plan that would materially increase the costs to a class requires approval by a majority of the outstanding voting securities of that class.
A 12b-1 Distribution Plan may be terminated as to a class of a fund at any time by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or in any agreements related to the 12b-1 Distribution Plan, or by vote of a majority of the outstanding voting securities of the applicable class.
Under the 12b-1 Distribution Plan for Class A and Class R3 shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.25% of the average daily net assets of the fund’s Class A and Class R3 shares. For Class C shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 1.00% of the average daily net assets of the fund’s Class C shares.
Because applicable classes pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. Each prospectus contains a description of distribution and service fees payable under the 12b-1 Distribution Plan with respect to the shares offered in that prospectus.
TCI may use the fees payable under the 12b-1 Distribution Plan as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of Class A, Class C or Class R3 shares, or in personal service to and/or maintenance of these shareholder accounts.
More specifically, these fees may be used by TCI or a financial intermediary for expenses related to a fund, including: costs of printing and distributing the fund prospectuses, statements of additional information and reports to prospective investors in the fund; advertising expenses and costs involved in preparing, printing and distributing sales literature pertaining to the fund and reports for persons other than existing shareholders; an allocation of overhead and other branch office distribution-related expenses of TCI or a financial intermediary; payments made to, and expenses of, TCI or a financial intermediary and other persons who provide support or personal services to shareholders in connection with the distribution of the fund’s shares; and interest-related expenses, or the cost of capital associated with, the financing of any of the foregoing. In the case of funds or classes of shares that are closed to new investors or investments, TCI also may use the fees payable under the 12b-1 Distribution Plan to make payments to financial intermediaries for services to and for maintenance of existing shareholder accounts and/or as compensation for past sales and distribution efforts. Fees paid pursuant to the 12b-1 Distribution Plan are intended to benefit each applicable fund by contributing to the growth of the fund’s assets, which may reduce the fund’s expense ratio by spreading fixed costs over a larger asset base and allow the fund to achieve lower portfolio transaction costs and better prices by purchasing larger blocks of securities.
Distribution Fees Paid Under the 12b-1 Distribution Plan
The table below shows the total dollar amounts paid by Class A, Class C and Class R3 shares of each fund, as applicable, to the Distributor for the last fiscal year.
Fund	2024
Transamerica Emerging Markets Equity	$[ ]
Transamerica International Focus	$[ ]
Transamerica Small Cap Value	$[ ]
Transamerica Strategic Income	$[ ]
Transamerica Sustainable Equity Income	$[ ]
Dealer Reallowances
Class A, Class C and Class R3 Shares Only (not applicable to Class I, Class I2 or Class R6 Shares)
Transamerica Funds sells shares of its funds both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. TCI keeps the sales charge, then “reallows” a portion to the dealers through which shares were purchased. This is how dealers are compensated. From time to time, and particularly in connection with sales that are not subject to a sales charge, TCI may enter into agreements with a broker or dealer whereby the dealer reallowance is less than the amounts indicated in the following tables.
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Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by TCI, including lodging and travel expenses, in accordance with the rules of the FINRA.
Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.
Class A Share Dealer Reallowances
Amount of Purchase	Reallowance to Dealers as a Percent of Offering Price
Under $50 Thousand	4.75%
$50 Thousand to under $100 Thousand	4.00%
$100 Thousand to under $250 Thousand	2.75%
$250 Thousand to under $500 Thousand	2.25%
$500 Thousand to under $1 Million	1.75%
For purchases of $1 Million and above:
$1 Million to under $5 Million	1.00%(a)
$5 Million to under $50 Million	Plus 0.50%(a)
$50 Million and above	Plus 0.25%(a)
(a)
No Dealer Reallowance is paid on purchases made on behalf of wrap accounts for the benefit of certain broker-dealers, financial institutions, or financial planners, who have entered into arrangements with Transamerica Funds or TCI, and for purchases made by a retirement plan described in Section 401(a), 401(k), 401(m), or 457 of the Code.
Purchase, Redemption and Pricing of Shares
Shareholder Accounts
Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in each fund’s prospectus.
Purchase of Shares
Class A, Class C, Class I, Class I2, Class R, Class R1, Class R2, Class R3, Class R6 and Class T Shares
As stated in the prospectuses, Transamerica Funds currently offers investors a choice of twelve classes of shares: Class A, Class C, Class I, Class I2, Class I3, Class R, Class R1, Class R2, Class R3, Class R4, Class R6 and Class T shares. Not all Transamerica Funds offer all classes of shares.
Class A and Class C shares of a fund can be purchased through TCI or through broker-dealers or other financial institutions that have sales agreements with TCI. Shares of each fund are sold at the NAV as determined at the close of the regular session of business on the NYSE next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A and Class T shares.) The prospectus contains detailed information about the purchase of fund shares.
Subject to the conditions and circumstances set out below, effective March 16, 2021, Class C shares automatically convert to Class A shares after eight years from the date of purchase, provided that the relevant Transamerica Funds or the financial intermediary through which you have purchased or hold Class C shares, has records verifying that the Class C shares have been held for at least eight years. Please check with your financial intermediary for details. Please note that the financial intermediary involved with your share purchase is solely responsible for converting any eligible Class C shares in an omnibus arrangement. Certain financial intermediaries may choose to convert your Class C shares in an omnibus arrangement earlier than eight years. The automatic conversion of Class C shares to Class A shares will not apply to Class C shares held through group retirement plan recordkeeping platforms of certain financial intermediaries who hold such shares in an omnibus account. Account numbers will need to be provided by the financial intermediary holding the group retirement plan(s) to have those accounts excluded from the automatic conversion. In such circumstances, please speak to your financial advisor (or the plan provider’s financial intermediary) for further information.
Class I shares are currently primarily offered for investment to institutional investors including, but not limited to, fee-based programs, qualified retirement plans, certain endowment plans and foundations and Directors, Trustees and employees of the funds’ affiliates. The minimum investment for Class I shares is $1,000,000 per fund account, but will be waived for certain investors, including fee-based programs, qualified retirement plans, financial intermediaries that submit trades on behalf of underlying investors Directors, Trustees and officers of any Transamerica-sponsored funds, and employees of Transamerica and its affiliates.
Class I2 shares are currently primarily offered for investment in certain funds of funds (also referred to as “strategic asset allocation funds”). Class I2 shares of the funds are also made available to other investors, including institutional investors such as foreign insurers, domestic insurance companies and their separate accounts, unaffiliated funds, high net worth individuals, and eligible retirement plans whose
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recordkeepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Investors who received Class I2 shares in connection with the reorganization of a Transamerica Premier Fund into a Transamerica Fund may continue to invest in Class I2 shares of that Transamerica Fund, but may not open new accounts.
This SAI only references the Class R shares that are currently offered for investment in the following funds: Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio and Transamerica Asset Allocation – Moderate Portfolio, each a series of Transamerica Funds. Class R shares of certain other series of Transamerica Funds are discussed in a separate SAI.
Class R shares of Transamerica Government Money Market were renamed Class R2 shares on October 13, 2017. Class R2 shares of Transamerica Government Money Market are discussed in a separate SAI. Effective March 31, 2021, Transamerica Government Money Market is closed to most new investors. The following investors may continue to purchase shares of the fund: existing fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the fund is currently an underlying investment option, retirement plans in which the fund is a plan option, any plan that is or becomes a part of a multiple plan exchange recordkeeping platform that includes the fund as a plan option, and current and former trustees of the fund. Transamerica Government Money Market will remain closed until further notice. The fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.
Class R, R2 and R4 shares of the applicable funds are only offered through 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans), and are generally intended for purchase by smaller retirement plan clients of Transamerica Retirement Solutions, LLC. Class I3 shares are only available to certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts. Class R, R2, R4 and I3 shares of the relevant funds are discussed in a separate SAI.
Class R and Class R2 are available only to eligible retirement plans where Class R or Class R2 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
Class R, R1 and R6 shares of the applicable funds are intended for purchase by participants in certain eligible accounts described below and under the following conditions. Class R6 shares of the funds are also intended for purchase by certain Transamerica-sponsored asset allocation funds.
•
401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans, IRAs and, with regard to R6 shares only, certain Transamerica-sponsored asset allocation funds, as well as participants in certain health savings plans and health savings accounts under Section 223 of the Internal Revenue Code (eligible plans).
•
Class R, R1 and R6 shares are available only to eligible plans where Class R, R1 and R6 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
Class R3 shares are intended for purchase into IRA rollover accounts by participants in certain retirement plans described below and under the following conditions:
•
401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans, non-qualified deferred compensation plans (eligible plans) and IRAs.
The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R1, Class R3 and Class R6 shares in certain investment products or programs
Transamerica US Growth includes Class T shares, which are not available for new investors.
Shareholders whose investments are transferred from one class of shares of a Transamerica fund to another class of shares of the same Transamerica fund for administrative or eligibility reasons also may qualify for a waiver or reduction of sales charges and/or redemption charges in connection with the exchange.
Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.
Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at https:www.transamerica.com/resource-center?rc_primary_topics=investing. Select “Guide to Choosing a Share Class.”
Not all financial intermediaries make all shares available to their clients. Your financial intermediary may receive different compensation for selling one class of shares than for selling another class, which may depend on, among other things, the type of investor account and the policies, procedures and practices adopted by your financial intermediary. Certain financial intermediaries through which you may invest in
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fund shares may impose their own investment fees, policies and procedures for purchasing and selling fund shares, which are not described in the prospectus or this SAI, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of fund shares and the financial intermediary’s policies, procedures and other information.
Retirement Plans
Class A, Class C, Class I and Class T Only (Not Applicable to Class I2, Class I3, Class R, Class R1, Class R2, Class R3, Class R4 and Class R6 Shares)
Transamerica Funds offers several types of retirement plans that an investor may establish to invest in shares of a fund with tax deductible dollars. Prototype retirement plan documents for Individual Retirement Accounts, Code Section 403(b)(7) plans and SEP-IRA and SIMPLE IRA plans are available by calling or writing TFS Customer Service. These plans require the completion of separate applications, which are also available from TFS Customer Service. UMB Bank, N.A. acts as the custodian or trustee under these plans. TFS charges an annual fee of $17.50 on each such fund account. To receive additional information or forms on these plans, please call your financial adviser or Transamerica Funds Customer Service at 1-888-233-4339 or write to Transamerica Fund Services, Inc. at P.O. Box 219945, Kansas City, MO 64121-9945. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax adviser with respect to the requirements of such plans and the tax aspects thereof. Please note: each plan type may not be available in each share class.
Redemption of Shares
Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will normally be sent within two business days of the receipt of a redemption request in good order, but in any event within seven days, regardless of the method a fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, redemption payments may be delayed up to ten calendar days if the shares being redeemed were recently purchased by check or electronic funds transfer. The value of shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the fund’s net assets at the time of redemption. Class C shares and certain Class A and Class T share purchases are also subject to a contingent deferred sales charge upon certain redemptions. Class I, Class I2, Class R3 and Class R6 shares are not subject to the contingent deferred sales charge.
Shares will normally be redeemed for cash, although each fund retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. Transamerica Funds has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind by redeeming shareholders may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Net Asset Value Determination,” and such valuation will be made as of the same time the redemption price is determined. The funds may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available.
Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.
The Contingent Deferred Sales Charge (“CDSC”) is waived on redemptions of Class C (and Class A and Class T, when applicable) in the circumstances described below.
(a) Redemption upon Total Disability or Death
A fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.
(b) Redemption Pursuant to a Fund’s Systematic Withdrawal Plan
A shareholder may elect to participate in a systematic withdrawal plan (“SWP”) with respect to the shareholder’s investment in a fund. Under the SWP, a dollar amount of a participating shareholder’s investment in the fund will be redeemed systematically by the fund on a periodic
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basis, and the proceeds paid in accordance with the shareholder’s instructions. The amount to be redeemed and frequency of the systematic withdrawals will be specified by the shareholder upon his or her election to participate in the SWP. The CDSC will be waived on redemptions made under the SWP subject to the limitations described below.
On redemptions made under Transamerica Funds’ systematic withdrawal plan (may not exceed 12% of the annualized account value per fund on the day the systematic withdrawal plan was established).
(c) Certain Retirement Plan Withdrawals
CDSC is also waived for accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not apply to transfer of asset redemptions, broker directed accounts or omnibus accounts.)
Share Conversion
If you hold Class A, Class C, Class I2, Class R6 and Class T shares and are eligible for purchase of Class I shares (as described in the prospectus), you may be eligible to convert your shares to Class I shares (or, under certain circumstances, convert to Class A shares) of the same fund, subject to the discretion of TFS to permit or reject such a conversion. If you hold Class I shares and are eligible to purchase Class R6 shares (as described in the prospectus), you may be eligible to convert Class I shares to Class R6 shares of the same fund, subject to the discretion of TFS to permit or reject such a conversion. If you hold Class I shares and are eligible to purchase Class I2 shares (as described in the prospectus), you may be eligible to convert Class I shares to Class I2 shares of the same fund, subject to the discretion of TFS to permit or reject such a conversion. Class I investors that are no longer eligible for wrap or fee based programs may convert from Class I shares to Class A shares at the request of the financial intermediary. Please contact your financial adviser or Customer Service for conversion requirements and instructions.
A conversion between share classes of the same fund is a nontaxable event.
If you convert from one class of shares to another, the transaction will be based on the respective NAVs of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAV. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.
Net Asset Valuation (“NAV”) Determination
How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV, plus any applicable sales charge, that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund, an authorized intermediary, or the mail processing center located in Kansas City, Missouri.
When Share Price Is Determined
The NAV of each fund (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each fund will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the value of a fund’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds). These securities will be valued pursuant to the funds’ Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.
For investments in separate accounts of insurance companies that invest in Class I2 shares of the funds, orders for Class I2 shares will be placed after the receipt and acceptance of the investment in the insurance company separate account.
How NAV Is Calculated
The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.
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The value of a fund’s securities and other assets for purposes of determining the fund’s NAV is determined pursuant to valuation procedures of the funds and TAM. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds’ Board. TAM has formed a valuation committee to assist with its designated responsibilities as valuation designee (the “Valuation Committee”).
In general, securities and other investments are valued based on prices at the close of regular trading on the NYSE.
Equity securities, swaps, and options listed or traded on securities exchanges (except for the securities traded on NASDAQ/NMS), including ETFs, dollar-denominated foreign securities and ADRs, are normally valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price will generally be the NASDAQ Official Closing Price (“NOCP”).
The market price for debt obligations (except short-term obligations that will mature in 60 days or less) and for swaps that are not traded on a securities exchange is generally the price supplied by an independent third-party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies to identify the market value of the security or instrument.
Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Foreign securities are generally priced as described above for the particular type of security (i.e., equity securities or debt securities). The prices for foreign securities are converted from the local currency into U.S. dollars using current exchange rates.
Market quotations for securities prices may be obtained from automated pricing services.
Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company.
ETF shares are normally valued at the most recent sale price or official closing price on the exchange on which they are traded.
When an authorized pricing service does not provide a price or the price provided is believed by the Valuation Committee to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such a price or quotation for a security is not readily available, or is believed by the Valuation Committee to be unreliable, then the Valuation Committee will fair value such fund investment, in good faith, in accordance with fair valuation procedures.
The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.
Valuing securities in accordance with fair valuation procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The Valuation Committee makes fair value determinations in good faith in accordance with the valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.
The prices that a fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.
Brokerage
Subject to policies established by the Board and TAM, the sub-advisers are responsible for placement of the funds’ securities transactions. In placing orders, it is the policy of a fund to seek to obtain the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, TAM or the sub-adviser, as applicable, having in mind the fund’s best interests, considers all factors it deems relevant, including: the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions; trade confidentiality including anonymity; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports
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concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist each sub-adviser in carrying out its responsibilities.
Decisions as to the selection of broker-dealers and the assignment of fund brokerage business for a fund and negotiation of its commission rates are made by TAM or the sub-adviser, as applicable, whose policy is to seek to obtain “best execution” (prompt and reliable execution at the most favorable security price) of all fund transactions. In doing so, a fund may pay higher commission rates than the lowest available when its sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.
There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by a fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S.
It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the sub-advisers may receive services from many broker-dealers with which the sub-advisers place the fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The services obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a sub-adviser. The expenses of a sub-adviser will not necessarily be reduced as a result of the receipt of such supplemental information. A sub-adviser may use such services in servicing other accounts in addition to the respective fund. Conversely, services provided to a sub-adviser by broker-dealers in connection with trades executed on behalf of other clients of the sub-adviser may be useful to the sub-adviser in managing the fund, although not all of these services may be necessarily useful and of value to the sub-adviser in managing such other clients. The receipt of such services enables a sub-adviser to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.
In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act and the SEC’s interpretive guidance thereunder, a sub-adviser may cause a fund to pay a broker-dealer that provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the sub-adviser an amount of commission for effecting a securities transaction for the fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the sub-adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser will allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the sub-adviser. Conversely, such supplemental information obtained by the placement of business for a sub-adviser will be considered by and may be useful to the sub-adviser in carrying out its obligations to a fund.
Under the Markets in Financial Instruments Directive II (“EU MiFID II”), investment firms in the European Union (“EU”) and under EU MiFID II as it forms part of the domestic law of the United Kingdom (“UK”) (“UK MiFID II”), investment firms in the UK or subject to such law, including certain sub-advisers to the funds, may only pay for research from brokers and dealers directly out of their own resources or by establishing “research payment accounts” for each client, rather than through client commissions. Such payments for research must be unbundled from payments for execution. EU MiFID II and UK MiFID II limit the use of soft dollars by sub-advisers located in the EU and UK, respectively, and in certain circumstances may result in sub-advisers reducing the use of soft dollars as to certain groups of clients or as to all clients.
A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TAM or the sub-adviser. A sub-adviser may place transactions with a broker-dealer that is an affiliate of TAM or the sub-adviser where, in the judgment of the sub-adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of TAM or the sub-adviser may receive and retain compensation for effecting portfolio transactions for the fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the fund do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
A sub-adviser to a fund, to the extent consistent with the best execution and with TAM’s usual commission rate policies and practices, may place security transactions with broker/dealers with which the Trust has established a Commission Recapture Program. A Commission
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Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the funds. In no event will commissions paid by a fund be used to pay expenses that would otherwise be borne by any other fund in the Trust, or by any other party. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.
Securities held by a fund may also be held by other separate accounts, mutual funds or other accounts for which TAM or a sub-adviser serves as an adviser, or held by TAM or a sub-adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by TAM or a sub-adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TAM or a sub-adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
On occasions when TAM or a sub-adviser deems the purchase or sale of a security to be in the best interests of a fund as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the fund with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by TAM or the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the fund and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a fund and/or could have a detrimental effect on the price or volume of a security so far as a fund is concerned.
The Board of the Trust reviews on a quarterly basis the brokerage placement practices of each sub-adviser on behalf of the funds, and reviews the prices and commissions, if any, paid by the funds to determine if they were reasonable.
Brokerage Commissions Paid
The following funds paid the aggregate brokerage commissions indicated for the last three fiscal years:
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Fund Name	Brokerage Commissions Paid (including affiliated commissions)						Affiliated Brokerage Commissions Paid
	2024($)	2024(%)^	2023($)	2023(%)^	2022($)	2022(%)^	2024($)	2024(%)^	2023($)	2023(%)^	2022($)	2022(%)^
Transamerica Emerging Markets Equity	$[ ]	[ ]%	$1,032,258	16.10%	$1,054,301	14.01%	[ ]%	[ ]%	$0.00	0.00%	$0.00	0.00%
Transamerica International Focus	$[ ]	[ ]%	$752,588	11.74%	$731,696	9.72%	[ ]%	[ ]%	$0.00	0.00%	$0.00	0.00%
Transamerica Small Cap Value	$[ ]	[ ]%	$485,558	7.57%	$675,281	8.97%	[ ]%	[ ]%	$0.00	0.00%	$0.00	0.00%
Transamerica Strategic Income	$[ ]	$[ ]	$10,194	0.16%	$30,291	0.40%	[ ]%	[ ]%	$0.00	0.00%	$0.00	0.00%
Transamerica Sustainable Equity Income	$[ ]	$[ ]	$18,039	0.28%	$25,734	0.34%	[ ]%	[ ]%	$0.00	0.00%	$0.00	0.00%
^ Brokerage Commissions Paid by the fund as a percentage of overall Brokerage Commissions Paid by all Transamerica Funds.
* Affiliated Brokerage Commissions Paid by the fund as a percentage of total Brokerage Commissions Paid by the fund.
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Brokerage Commissions Paid for Research
The following table provides an estimate of brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2024.
Fund Name	Paid as of October 31, 2024
Transamerica Emerging Markets Equity	$[ ]
Transamerica International Focus	$[ ]
Transamerica Small Cap Value	$[ ]
Transamerica Strategic Income	$[ ]
Transamerica Sustainable Equity Income	$[ ]
The estimates above are based upon custody data provided to CAPIS and were calculated using the following methodology: Total Commissions minus transactions executed at discounted rates and/or directed to the funds’ commission recapture program equals total research commissions. USD transactions executed at commission rates below $.02 per share, non-USD developed market transactions executed at 8 basis points and below, and non-USD emerging market transactions executed at 12 basis points and below are considered to be executed at discounted rates. For example, Commission paid on USD transactions at rates at or above $.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Exchange Act. Commissions paid on fixed price offerings and transactions in futures and options are not included in this analysis.
Securities of Regular Broker Dealers
During the fiscal year ended October 31, 2024, the funds purchased securities issued by the following regular broker-dealers of the funds, which had the following values as of October 31, 2024.
Fund Name	Bank of America Corp.	Barclays Capital, Inc.	Citigroup, Inc.	Deutsche Bank Securities, Inc.	Goldman Sachs Group, Inc.	Jefferies Group LLC	J.P. Morgan Securities LLC	Morgan Stanley & Co., Inc.	Nomura Holdings, Inc.	State Street Bank & Trust Co.	UBS Securities LLC	Wells Fargo & Co.
Transamerica Emerging Markets Equity	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica International Focus	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica Small Cap Value	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica Strategic Income	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica Sustainable Equity Income	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Principal Shareholders and Control Persons
Principal Shareholders
To the knowledge of the Trust, as of February 1, 2025, the following persons owned beneficially or of record 5% or more of the outstanding shares of a class of the funds indicated.
Unless otherwise noted, the address of each investor is c/o TAM, 1801 California Street, Suite 5200, Denver, CO 80202.
Name & Address	Fund Name	Class	Percent

Control Persons
Any shareholder who holds beneficially 25% or more of a fund may be deemed to control the fund until such time as it holds beneficially less than 25% of the outstanding common shares of the fund. Any shareholder controlling a fund may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the fund without the consent or approval of the other shareholders.
To the knowledge of the Trust, as of February 1, 2025, the following persons held beneficially 25% or more of the outstanding shares of the fund indicated.
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Unless otherwise noted, the address of each investor is c/o TAM, 1801 California Street, Suite 5200, Denver, CO 80202.
Name & Address	Fund Name	Percentage of Fund Owned

Management Ownership
[To the knowledge of the Trust, as of February 1, 2025, the Trustees and officers as a group owned less than 1% of any class of each fund’s outstanding shares.]
Further Information About the Trust and the Funds
The Trust is organized as a Delaware statutory trust. Delaware law provides a statutory framework for the powers, duties, rights and obligations of the Trustees and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the Trustees and the shareholders are determined by the Trustees as set forth in the Trust’s Amended and Restated Declaration of Trust (“Declaration”) dated as of December 10, 2015, and the Trust’s Bylaws, as may be amended from time to time. Every shareholder, by virtue of purchasing shares and becoming a shareholder, agrees to be bound by the terms of the Declaration. Some of the more significant provisions of the Declaration are described below.
Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Trustees without seeking the consent of shareholders. A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the net asset value, in U.S. dollars, of those shares determined at the close of business on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.
Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by a vote or consent of the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that any Trustee may be removed by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.
Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust, that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.
Issuance and Redemption of Shares. A fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the prospectus of a fund, when issued, will be fully paid and non- assessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder or the shareholder fails to provide the required information. In addition, as discussed below, shares may be redeemed in connection with the closing of small accounts.
Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose in writing to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.
Small Accounts. The Declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.
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Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. A fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.
The Declaration provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or any series, in connection with the affairs of the Trust. The Declaration also provides that no Trustee, officer or employee of the Trust owes any duty to any person (including without limitation any shareholder), other than the Trust or any series. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.
The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.
The Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.
Derivative and Direct Actions. The Declaration provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder claims, demands and derivative actions.
Prior to bringing a derivative action, the Declaration requires that a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by up to an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand (or a committee comprised of some or all of such Trustees), with the assistance of counsel who may be retained by such Trustees on behalf and at the expense of the Trust, determine that a suit should be maintained, then the Trust will commence the suit and the suit generally will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, each complaining shareholder will be responsible, jointly and severally with any and all other complaining shareholders, for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose.
The Declaration provides that no Shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any series or class thereof, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a series or class, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the series or class, generally. Under the Declaration, a shareholder bringing a direct claim must be a shareholder of the series or class with respect to which the direct action is brought at the time of the injury complained of, or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time.
If a derivative or direct action is brought in violation of the Declaration, each shareholder who commences or maintains such action will be required. jointly and severally, to reimburse the Trust for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the action if the action is dismissed on the basis of the failure to comply with the Declaration. In addition, if a court determines that any derivative action has been brought without reasonable cause or for an improper purpose, the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the action will be borne, jointly and severally, by each shareholder who commenced the action.
The Declaration further provides that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder bring a derivative or direct claim only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Trust or a fund be brought
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only in the U.S. District Court for the Southern District of New York, or if not permitted to be brought in federal court, then in the New York Supreme Court sitting in New York County with assignment to the Commercial Division to the extent such assignment is permitted under the applicable court rules, and that the right to jury trial be waived to the fullest extent permitted by law.
Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class. Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.
The shares of beneficial interest of the Trust are divided into twelve classes: Class A, Class C, Class I, Class I2, Class I3, Class R, Class R1, Class R2, Class R3, Class R4, Class R6 and Class T. Not all funds offer all classes of shares. See a fund’s prospectus for a discussion of which classes of shares of that fund are available for purchase and who is eligible to purchase shares of each class. Class I3, Class R, Class R1, Class R2 and Class R4 are discussed in separate SAIs. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; the classes are subject to differing sales charges as described in the prospectus; Class A, Class C, Class R, Class R1, Class R2, Class R3 and Class R4 shares are subject to ongoing distribution and service fees. Class I, Class I2, Class I3, Class R6 and Class T shares have no annual distribution and service fees. Each class may bear differing amounts of certain class-specific expenses, and each class has a separate exchange privilege. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares. On November 30, 2009, all shares previously designated as Class I shares were re-designated as Class I2 shares. On February 10, 2012, all shares previously designated as Class P shares were converted into Class I shares. On October 13, 2017, Class R shares of Transamerica Government Money Market were renamed Class R2 shares. As described above in the section entitled “Purchase, Redemption and Pricing of Shares - Purchase of Shares,” on March 31, 2021, Transamerica Government Money Market was closed to most new investors until further notice.
The Trust does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.
Dividends and Other Distributions
An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. The quarterly ex-dividend date for Transamerica Asset Allocation – Conservative Portfolio will be subsequent to the ex-dividend date of the underlying Transamerica funds in which it invests. The December annual ex-dividend date for all other Asset Allocation funds will be subsequent to the ex-dividend date of the underlying Transamerica funds in which they invest. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class C, Class R, Class R1 and Class R3 shares of a fund are anticipated to be lower than the per share income dividends on Class A, Class I, Class I2, Class I3, Class R2, Class R4, Class R6 and Class T shares of that fund as a result of higher distribution and service fees applicable to Class C, Class R, Class R1 and Class R3 shares.
Taxes
Each fund has qualified (or expects to qualify in its first year), and expects to continue to qualify, for treatment as a regulated investment company (a “RIC”) under the Code. In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least the sum of 90% of its investment company taxable income, computed without regard to the dividends-paid deduction, and 90% of its net exempt-interest income, if any (the “Distribution Requirement”). Each fund must also meet several other requirements. These requirements include the following: (1) a fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (2) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities (limited in respect of any one issuer of such other securities to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of the issuer); and (3) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in securities (other than securities of other RICs) of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses, or in securities of one or more qualified publicly traded partnerships.
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If a fund qualifies as a RIC and timely distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. If a fund meets the Distribution Requirement but retains some portion of its taxable income or gains, it generally will be subject to U.S. federal income tax at the applicable corporate rate on the amounts retained. A fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed those liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
For U.S. federal income tax purposes, a fund is permitted to carry forward indefinitely a net capital loss from any taxable year to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the fund and may not be distributed as such to shareholders. Generally, the funds may not carry forward any losses other than net capital losses. Under certain circumstances, a fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.
Assuming a fund has sufficient earnings and profits, its shareholders generally are required to include distributions from the fund (whether paid in cash or reinvested in additional shares) as (1) ordinary income, to the extent the distributions are attributable to the fund’s investment income (except for qualified dividend income as discussed below), net short-term capital gain and certain net realized foreign exchange gains, (2) “exempt-interest dividends”, as discussed below, or (3) capital gains, to the extent of the fund’s net capital gain (i.e., the fund’s net long-term capital gains over net short-term capital losses). Transamerica Intermediate Muni and Transamerica High Yield Muni expect to distribute exempt-interest dividends, which are generally exempt from regular federal income tax but may be subject to state and local taxes and may be a tax preference item for purposes of the AMT applicable to individuals. The other funds generally do not expect to be able to distribute exempt-interest dividends; however, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, or Transamerica Asset Allocation – Moderate Portfolio may distribute exempt-interest dividends if it invests in one or more underlying funds that pay exempt-interest dividends.
If a fund fails to qualify for treatment as a RIC, the fund will be subject to U.S. federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders (including distributions that would otherwise qualify as capital gain dividends or as exempt-interest dividends) will constitute ordinary dividend income to the extent of the fund’s available earnings and profits. Under certain circumstances, a fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so, the fund may incur significant fund-level taxes and may be forced to dispose of certain assets.
Distributions by a fund in excess of its current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) each shareholder’s tax basis in its shares, and any distributions in excess of that basis will be treated as gain from the sale of shares, as discussed below.
A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income (for that calendar year) and capital gain net income (for the one-year period generally ending on October 31 of that year), increased or decreased by certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.
Although dividends generally will be treated as distributed when paid, any dividend declared by a fund in October, November or December, payable to shareholders of record during such a month, and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain distributions made after the close of a taxable year of a fund may be “spilled back” and treated for certain purposes as paid by the relevant fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.
U.S. federal income tax law generally taxes noncorporate taxpayers on long-term capital gains and on “qualified dividend income” at reduced rates. Certain capital gain dividends attributable to dividends received from U.S. REITs may be taxable to noncorporate shareholders at the rate other than the reduced rates generally applicable to long-term capital gains.
Except for “exempt-interest dividends,” as described below, other distributions, including distributions of earnings from, in general, dividends paid to a fund that are not themselves qualified dividend income to the fund, interest income, other types of ordinary income and short-term capital gains, will generally be taxed at the ordinary income tax rate applicable to the taxpayer.
Qualified dividend income generally means dividend income received from a fund’s investments in common and preferred stock of U.S. companies and stock of certain “qualified foreign corporations,” provided that certain holding period and other requirements are met by both the fund and the shareholder receiving a distribution of the dividend income. Qualified dividend income generally also includes any dividend income (i) that is received by a fund from an underlying fund that is itself treated as a RIC and that received such income as dividends on
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common and preferred stock of U.S. companies or on stock of certain qualified foreign corporations, and (ii) that is reported as qualified dividend income by the underlying RICs, provided that certain holding period and other requirements are met by the underlying fund, the fund and the shareholders. If 95% or more of a fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, that fund may report all distributions of such income as qualified dividend income.
A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Passive foreign investment companies are not qualified foreign corporations for this purpose.
A dividend that is attributable to qualified dividend income of a fund and that is paid by the fund to a shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became “ex-dividend” with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter. Dividends received by a fund from REITs generally do not qualify for treatment as qualified dividend income.
Certain dividends received by a fund, or attributable to dividends received by an underlying fund, from U.S. corporations (generally, dividends received by the fund or underlying fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately reported by the fund may be eligible for the 50% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to a fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The applicable holding period requirements must also be satisfied by the fund and any underlying fund. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.
Any fund distribution (other than a dividend that is declared on a daily basis) will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any dividend distribution that is not declared daily may thus pay the full price for the shares then effectively receive a portion of the purchase price back as a taxable distribution unless the distribution is an exempt-interest dividend.
The U.S. federal income tax status of all distributions will be reported to shareholders annually.
Under Section 163(j) of the Code, a taxpayer’s business interest expense is generally deductible to the extent of its business interest income plus certain other amounts. If a fund earns business interest income, it may report a portion of its dividends as “Section 163(j) interest dividends,” which its shareholders may be able to treat as business interest income for purposes of Section 163(j) of the Code. The fund’s “Section 163(j) interest dividend” for a tax year will be limited to the excess of its business interest income over the sum of its business interest expense and other deductions properly allocable to its business interest income. In general, the fund’s shareholders may treat a distribution reported as a Section 163(j) interest dividend as interest income only to the extent the distribution exceeds the sum of the portions of the distribution reported as other types of tax-favored income (which would generally include exempt-interest income). To be eligible to treat a Section 163(j) interest dividend as interest income, a shareholder may need to meet certain holding period requirements in respect of the shares and must not have hedged its position in the shares in certain ways.
A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates or trusts. For these purposes, interest, dividends and certain capital gains are generally taken into account in computing a shareholder’s net investment income, but exempt-interest dividends are not taken into account for this purpose.
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Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends (other than exempt-interest dividends) and capital gain distributions, and certain gains from the disposition of fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.
If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the fund’s gross income not as of the date received, but as of the later of (a) the date such stock became ex-dividend with respect to such dividends or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
The Code permits tax-exempt interest received by a fund to flow through as tax-exempt “exempt-interest dividends” to the fund’s shareholders if the fund qualifies as a regulated investment company and at least 50% of the value of its total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations that pay interest excluded from gross income under Section 103(a) of the Code. That part of Transamerica Intermediate Muni’s and Transamerica High Yield Muni’s net investment income which is attributable to interest from tax-exempt obligations and which is distributed to shareholders is expected to be reported by Transamerica Intermediate Muni and Transamerica High Yield Muni as an exempt-interest dividend under the Code. The Code also permits tax-exempt interest (including exempt-interest dividends) received by a fund that is a “qualified fund of funds” to flow through as tax-exempt “exempt-interest dividends” to the fund’s shareholders. Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, and Transamerica Asset Allocation – Moderate Portfolio are expected to be treated as qualified fund of funds. Exempt-interest dividends are excluded from a shareholder’s gross income under the Code but are nevertheless required to be reported on the shareholder’s U.S. federal income tax return. The percentage of income reported as exempt-interest dividends for a month may differ from the percentage of distributions consisting of tax-exempt interest during that month.
Exempt-interest dividends derived from interest on certain “private activity bonds” will be items of tax preference, which increase alternative minimum taxable income for non-corporate taxpayers subject to the AMT.
Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a fund distributing exempt-interest dividends will not be deductible for U.S. federal income tax purposes to the extent the indebtedness is deemed under the Code and applicable regulations to relate to exempt-interest dividends received from the fund. A fund distributing exempt-interest dividends may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial revenue or private activity bonds or persons related to substantial users. Shareholders receiving social security or certain railroad retirement benefits may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving exempt-interest dividends paid by a fund.
Redemptions, sales and exchanges generally are taxable events for shareholders that are subject to tax. Redemptions, sales or exchanges of shares of Transamerica Government Money Market will not result in taxable gain or loss if that fund maintains a constant net asset value per share. In general, if shares of a fund other than Transamerica Government Money Market are redeemed, sold or exchanged, the shareholder will recognize a capital gain or loss equal to the difference between the proceeds of the redemption or sale or the value of the shares exchanged and the shareholder’s adjusted basis in the shares redeemed, sold or exchanged. This capital gain or loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the redemption, sale or exchange of shares if the disposed of shares are replaced (including replacement by shares acquired pursuant to a dividend reinvestment plan) within a 61-day period beginning 30 days before and ending 30 days after the date of the redemption, sale or exchange of such shares. Should the replacement of such shares fall within this 61-day period, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less may be disallowed to the extent of any exempt-interest dividends paid with respect to such shares, and any portion of such loss that exceeds the amount disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of RICs are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
None of the Asset Allocation funds (each, a “Fund of Funds”) will be able to offset gains distributed by any underlying fund in which it invests against losses incurred by another underlying fund in which it invests because the underlying funds cannot distribute losses. A Fund of Funds’ redemptions and sales of shares in an underlying fund, including those resulting from changes in the allocation among underlying funds, could cause the Fund of Funds to recognize taxable gain or loss. A portion of any such gains may be short-term capital gains that
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would be distributable as ordinary income to shareholders of the Fund of Funds. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred. Short-term capital gains earned by an underlying fund will be treated as ordinary dividends when distributed to a Fund of Funds and therefore may not be offset by any short-term capital losses incurred by that Fund of Funds. Thus, a Fund of Funds’ short-term capital losses may offset its long-term capital gains, which might otherwise be eligible for reduced U.S. federal income tax rates for noncorporate shareholders, as discussed above. As a result of these factors, the use of the fund-of-funds structure by the Funds of Funds could adversely affect the amount, timing and character of distributions to their shareholders.
The funds and the underlying funds may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to their investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of a fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations, the fund may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund for that taxable year. If at least 50% of a fund’s total assets at the close of each quarter of a taxable year consist of interests in other RICs, the fund may make the same election and pass through to its shareholders their pro rata shares of qualified foreign taxes paid by those other RICs and passed through to the fund for that taxable year. If the fund so elects, its shareholders would be required to include the passed-through taxes in their gross incomes (in addition to the dividends and distributions they actually receive), would treat such taxes as foreign taxes paid by them, and as described below may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.
Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. If a fund qualifies to make, and makes, the election described above, shareholders may deduct their pro rata portion of qualified foreign taxes paid by the fund or those other RICs for that taxable year in computing their income subject to U.S. federal income taxation or, alternatively, claim them as credits, subject to applicable limitations under the Code, against their U.S. federal income taxes. Shareholders who do not itemize deductions for U.S. federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund or those other RICs, although such shareholders will be required to include their shares of such taxes in gross income if the fund makes the election described above. No deduction for such taxes will be permitted to individuals in computing their AMT liability.
If a fund makes this election and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains the fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the fund that is deemed, under the Code, to be U.S.-source income in the hands of the fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a fund or other RICs in which the fund invests. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If a fund does make the election, it will provide required tax information to shareholders. RICs generally may deduct any foreign taxes that are not passed through to their shareholders in computing their income available for distribution to shareholders to satisfy applicable tax distribution requirements. Under certain circumstances, if a fund or an underlying fund receives a refund of foreign taxes paid in respect of a prior year, the value of the fund’s shares or the value of the underlying fund’s shares, as applicable, could be affected, or any foreign tax credits or deductions passed through to shareholders in respect of the foreign taxes for the current year could be reduced.
The following paragraphs are intended to disclose risks of investments that certain funds may make directly and that the Funds of Funds may make indirectly, through underlying funds. Thus, references in the following paragraphs to one or more “funds” should be read to include, as applicable, references to one or more “underlying funds.”
Master Limited Partnerships: A fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships for federal income tax purposes. An MLP is an entity treated as a partnership under the Code, the partnership interests of which are traded on securities exchanges like shares of corporate stock. An entity that is treated as a partnership for federal income tax purposes generally is not itself subject to federal income tax. Instead, each partner in the partnership is generally required to take into account its distributive share of items of the partnership’s income, gain, loss, deduction, and credit for each taxable year substantially as though such items had been realized directly by the partner and without regard to whether the partnership distributes any amount to its partners. To qualify for that treatment, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. If it does not so qualify, it will generally be subject to tax as a corporation, and there could be a material decrease in the value of its securities.
Depreciation or other cost recovery deductions passed through to a fund from any investments in MLPs in a given year will generally reduce that fund’s taxable income, but those deductions may be recaptured in that fund’s income in one or more subsequent years. When recognized
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and distributed, recapture income will generally be taxable to fund shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the fund recognizing recapture income at the time the deductions were taken by that fund, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, a fund may need to liquidate investments, which may lead to additional recapture income.
Noncorporate taxpayers are generally eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” A fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other publicly traded partnerships in which it invests, and shareholders will not be able to claim such a deduction in respect of fund dividends attributable to any such income.
Passive Foreign Investment Companies: Certain funds may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is derived from passive investments; or (2) at least 50% of its assets (generally computed based on average fair market value) held during the taxable year produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on gain from the disposition of PFIC shares and on certain distributions from a PFIC (collectively, “excess distributions”), plus interest thereon, even if the fund distributes the excess distributions as a taxable dividend to its shareholders. If a fund invests in a PFIC and elects in the first year in which it holds such investment (or if it elects subsequently and makes certain other elections) to treat the PFIC as a “qualified electing fund,” then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. In order to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.
A fund may, in the alternative, elect to mark to market its PFIC stock at the end of each taxable year, with the result that unrealized gains are treated as though they were realized as of such date. Any such gains will be ordinary income rather than capital gain. In order for a fund making this election to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund. If the mark-to-market election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could still incur nondeductible interest charges if it makes the mark-to-market election in a year after the first taxable year in which it acquired the PFIC stock.
Controlled Foreign Corporations: If a sufficient percentage of the interests in a foreign issuer are held or deemed held by a fund, independently or together with certain other U.S. persons, that issuer may be treated as a “controlled foreign corporation” (a “CFC”) with respect to the fund, in which case the fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. A fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid fund-level taxes. In addition, some fund gains on the disposition of interests in such an issuer may be treated as ordinary income. A fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments.
Options, Futures and Forward Contracts and Swap Agreements: Certain options, futures contracts, and forward contracts in which a fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In order to distribute any such gains, satisfy the distribution requirements applicable to RICs and avoid taxation, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.
Generally, the hedging transactions undertaken by a fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund, which is taxed as ordinary income when distributed to shareholders.
A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
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Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.
Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been promulgated, the tax consequences of such transactions are not entirely clear. The funds intend to account for such transactions in a manner deemed by them to be appropriate, but the IRS might not accept such treatment. If it did not, the status of a fund as a RIC might be affected.
The requirements applicable to a fund’s qualification as a RIC may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.
Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to qualified dividend income to instead be taxed at the rate of tax applicable to ordinary income.
Original Issue Discount: If a fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income, including any such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund may have to dispose of its portfolio securities to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a fund.
Constructive Sales: The constructive sale rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund will be treated as if it had sold and immediately repurchased the property and will be taxed on any gain (but not loss) from the constructive sale. The character of any gain from a constructive sale will depend upon the fund’s holding period in the property. Any loss from a constructive sale will be recognized when the property is subsequently disposed of, and the character of such loss will depend on the fund’s holding period and the application of various loss deferral provisions of the Code.
Real Estate Investment Trusts (REITs): For tax years beginning after December 31, 2017 and before January 1, 2026, a noncorporate taxpayer is generally eligible for a deduction of up to 20% of the taxpayer’s “qualified REIT dividends.” If a fund receives dividends (other than capital gain dividends) in respect of U.S. REIT shares, the fund may report its own dividends as eligible for the 20% deduction, to the extent the fund’s income is derived from such qualified REIT dividends, as reduced by allocable Fund expenses. In order for the fund’s dividends to be eligible for this deduction when received by a noncorporate shareholder, the fund must meet certain holding period requirements with respect to the U.S. REIT shares on which the fund received the eligible dividends, and the noncorporate shareholder must meet certain holding period requirements with respect to the fund shares.
Foreign Currency Transactions: Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or expenses denominated in a foreign currency (or determined by reference to the value of one or more foreign currencies) and the time that a fund actually receives or makes payment of such income or expenses, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition generally are also treated as ordinary gain or loss. Some of the funds have elected, or may elect, to treat this foreign currency income as capital gain or capital loss.
Backup Withholding: Each fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions, exempt-interest dividends and the proceeds of redemptions and exchanges or repurchases of fund shares (except for proceeds of redemptions of shares in Transamerica Government Money Market), paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is currently 24%. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify that the Social Security Number or other Taxpayer Identification Number they provide is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.
Cost Basis: Each fund (other than Transamerica Government Money Market) will report to the IRS the amount of sale proceeds that a shareholder receives from a sale or exchange of fund shares. For sales or exchanges of shares acquired on or after January 1, 2012, each fund (other than Transamerica Government Money Market) will also report basis and acquisition date information in those shares and the character of any gain or loss that the shareholder realizes on the sale or exchange (i.e., short-term or long-term). If a shareholder has a different basis for different shares of a fund in the same account (e.g., if a shareholder purchased fund shares in the same account when the shares were at different prices), the fund or the shareholder’s Service Agent (banks, broker-dealers, insurance companies, investment advisers,
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financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the applicable fund), as applicable, will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The funds’ default method for calculating basis will be the average cost method. A shareholder may elect, on an account-by-account basis, to use a method other than average cost by following procedures established by the fund or the shareholder’s Service Agent, as applicable. For purposes of calculating and reporting basis, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will generally be treated as held in separate accounts. If a shareholder elects to use a different method of basis calculation, the application of that method will depend on whether shares in an account have already been sold or exchanged. For information regarding available methods for calculating cost basis and procedures for electing a method other than the average cost method, shareholders who hold their shares directly with a fund may call the fund at 1-888-233-4339 Monday through Friday during the hours of operation as posted on the funds’ website at www.transamerica.com/contact-us. Shareholders who hold shares through a Service Agent should contact the Service Agent for information concerning the Service Agent’s default method for calculating basis and procedures for electing to use an alternative method. Shareholders should consult their tax advisers concerning the tax consequences of applying the average cost method or electing another method of basis calculation.
Taxation of Non-U.S. Shareholders: Dividends from net investment income (other than, in general, exempt-interest dividends) that are paid to a shareholder who, as to the U.S., is a nonresident alien individual, a foreign corporation or a foreign estate or foreign trust (each, a “foreign shareholder”) may be subject to a withholding tax at a rate of 30% or any lower applicable tax rate established in a treaty between the U.S. and the shareholder’s country of residence. Dividends that are derived from “qualified net interest income” and dividends that are derived from “qualified short-term gain” may be exempt from the 30% withholding tax, provided that the distributing fund chooses to follow certain procedures. A fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Qualified net interest income is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. Qualified short-term gain generally means the excess of the net short-term capital gain of a fund for the taxable year over its net long-term capital loss, if any. The withholding rules described in this paragraph do not apply to a dividend paid to a foreign shareholder if the dividend income is “effectively connected with the shareholder’s conduct of a trade or business within the U.S.” and the shareholder provides appropriate tax forms and documentation. Backup withholding (described above) will not be imposed on foreign shareholders who are subject to the 30% withholding tax described in this paragraph.
Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions payable to such entities. Exempt-interest dividends may be exempt from this withholding tax. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.
Foreign shareholders are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain.” The Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income received by a fund, e.g., from REITs, may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding tax, and requiring non-U.S. shareholders to file nonresident U.S. income tax returns.
The treatment of dividends and other distributions by a fund to shareholders under the various state income tax laws may not parallel that under U.S. federal income tax law. Qualification as a RIC does not involve supervision of a fund’s management or of its investment policies and practices by any governmental authority.
Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including any federal, state, local or foreign tax liabilities.
Financial Statements
The audited financial statements and financial highlights for the funds as of October 31, 2024 have been filed with the SEC as part of the annual report of the funds on January [ ], 2025 (SEC Accession #[ ]), and are hereby incorporated by reference into this SAI.
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Appendix A – Proxy Voting Policies
Aegon Asset Management UK plc
ACTIVE OWNERSHIP Policy
SCREENING & MONITORING
ENGAGEMENT
VOTING
CONFLICTS OF INTERESTS
RECORD RETENTION
APPENDIX: CORPORATE GOVERNANCE GUIDELINE
Responsible Investment (RI) is an integral part of Aegon Asset Management’s (Aegon AM) investment approach. We believe good stewardship is an essential part of our responsibility as a provider of capital to investee companies on behalf our clients. This Active Ownership Policy is aimed at enhancing long-term value creation by our investee companies and consequently improving the long-term risk-adjusted returns of our clients’ portfolios. We actively seek to work with relevant stakeholders and the companies in which we invest to address complex Environmental, Social and Governance (ESG) challenges that are in line with the interests of our clients.
This Policy describes how we implement engagement on behalf of our clients generally but may be varied upon instruction from the asset owners that grant us the mandate to invest on their behalf. It is part of a framework of relevant policies including our Conflicts Of Interest Policy which together guide and explain the implementation of our engagement with investee companies.
Our active ownership consists of four key pillars: screening and monitoring, engagement, voting and shareholder litigation.
This policy is written in compliance with the requirements of the EU Shareholder Rights Directives and Hungarian Law 2019. LXVII. §9, stipulating the adoption of an active ownership policy, as well as the SEC Investment Advisers Act.
The scope of our stewardship activities extends to investments in all corporate entities, including equities and fixed income instruments, both listed and non-listed. Stewardship actions and outcomes under this Policy are in line with our commitments under the UK and Dutch Stewardship Codes1.
1 Aegon Asset Management’s legal entities in the UK and the Netherlands are signatories to the respective Stewardship Codes. As such, compliance with the respective Code is assured only by the signatory entities. However, Aegon AM endeavors on a best efforts basis to apply the Code respective to its holdings across its legal entities globally.
Screening & Monitoring
As a prudent asset manager, Aegon AM monitors investments in its managed portfolios. Aegon AM's overall objective is to ensure that the companies in which the portfolios invest in operate in accordance with its investment objectives.
Our investment managers and RI team continually monitor and engage with the companies in which we invest. Working together, these teams enhance our understanding of the companies in which we invest and help to protect the interests of our clients, enabling material non-financial information to be incorporated into our investment analysis and decision-making. Our approach to integrating ESG is outlined in our Responsible Investment Framework.
Aegon AM interacts with investee companies and external asset managers, where so appointed, in order to monitor investee companies on material issues, including strategy, business model, capital structure, risk, corporate governance and actions as well as on its social and environmental impacts. Material issues are those matters that are likely to significantly affect the company’s ability to create long-term value.
We recognize that companies operate under significantly different conditions, so we endeavor to be reasonable and pragmatic in our approach to monitoring and engagement, giving due consideration to each company’s specific circumstances and the market in which it operates. Our governance and disclosure guidelines are outlined in further detail in the Appendix.
Engagement
We believe that actively engaging with companies to improve ESG performance and corporate behavior is generally more effective than excluding companies from our investment universe. In terms of the standards that we follow when engaging with investee companies, we consider the UK and Dutch Stewardship Codes and the Principles for Responsible Investment.
If we have concerns about a specific issue, we may enter an active dialogue with the company, either directly or collectively with other shareholders. Wider engagement with other stakeholders, such as employee unions and non-governmental organizations, may also form part of our engagement activities.
Participating in collaborative engagement with other like-minded investors can sometimes be the best course of action. We seek to strengthen our investor voice in engagement by actively participating in collaborative engagement platforms such as the Principles for Responsible Investment, UK Investor Forum, Institutional Investors Group on Climate Change and Eumedion.
Our preference is for engagement with companies to be private and confidential. This enables an open discussion that hopefully leads to resolution of our concerns. Engagement dialogues are conducted by investment managers, research analysts and the RI team.

Progress on engagements is regularly monitored and discussed internally. If following engagement we still have concerns, we may escalate our activities to include additional meetings with executive management, meeting with non-executive board members, expressing concerns through the company’s advisors and voting against the company at its annual general meeting or extraordinary general meeting. We may adapt our approach by seeking collaboration with other like-minded investors. In some instances, we may even reduce or sell our holding, subject to appropriate approvals in non-discretionary client mandates.
Engagements are typically initiated following one of three potential triggers. First, we engage when we identify long-term financial risks arising from ESG issues as part of our research process or through separate monitoring on topics such as climate change, health and diversity. Second, we engage with companies that do not comply to our clients’ standards as outlined in specific mandates. We use our influence as an investor to encourage these companies to meet the ESG norms outlined in our clients’ policies. Finally, engagement is also conducted in relation to specific RI strategies that actively seek to encourage certain corporate ESG behavior.
After engagement, we endeavor to closely follow the progress made by the company. We report on our engagement activities on a regular basis to our clients and on our website. Systematic screening, up-to-date recording of our activity, and reviews of our objectives allow us to measure progress. We formally review our engagement activities each year as part of our obligations under the Principles for Responsible Investment, EU Shareholder Rights Directives, Dutch and UK Stewardship Codes, and updates on our engagement activity are regularly provided on our website. Engagement progress is systematically shared among the RI team, research analysts and investment managers to ensure investment decisions are taken based on the most comprehensive information possible.
Voting
In mandates for which we have the discretion to take voting decisions on behalf of our clients
Aegon AM is generally supportive of investee companies’ management. Aegon AM uses its voting rights in the interests of its clients. In most cases, this also means that companies must comply with the standards approved by the relevant stock exchange in which their shares are listed.
We aim to ensure that voting rights are exercised in an informed manner, to enhance long-term value creation and promote best practice ESG policies, disclosure and performance by investee companies.
We consider and vote all shareholder meetings of UK and Dutch companies in which we invest. In most cases, this means the company must follow the UK or Dutch Corporate Governance Code respectively, which set out best practices on corporate governance. However, we recognize that not all companies are the same and we strongly support the ‘comply or explain’ model of corporate governance. For this approach to work, companies must be willing to provide good quality and detailed explanations of the reasons for deviation from established best practice.
When companies seek to adopt a different approach from the respective Corporate Governance Code, we recommend consideration of the Investment Association guidelines which can be found at: https://www.ivis.co.uk/guidelines/
We also vote the shares of companies outside the UK and the Netherlands where our shareholding is greater than or equal to 0.1% or where clients have specifically instructed us to do so. In these instances, we follow the appropriate regional best practice where this is defined. Where this is not defined, we look to international best practice codes such as the Organization for Economic Co-Operation and Development Principles of Corporate Governance.
Where we have a voting-related concern, within practical limits we contact the company ahead of the meeting to discuss. With respect to companies in our active internally-managed equity portfolios, when we vote against or abstain on an issue, we also write to the company explaining why we have done so.
We use the voting advisory services of proxy advisors. In the UK, we review all governance issues on a case-by-case basis and in a pragmatic manner, with input from both the RI team and our investment managers.
We record all votes cast and other relevant responsible investment activity. These records allow us to monitor each company’s progress towards compliance with the appropriate governance codes and to demonstrate to our clients the approach we have taken. We report our voting behavior with an explanation of the most significant votes. Our voting behavior related to our UK operations is externally audited on an annual basis.
Where appropriate, we may attend the general meetings of the companies in which we invest. Where we exercise our right to submit a request for convening an extraordinary general meeting or for tabling a shareholder resolution at a general meeting of an investee company, we consult the company’s board prior to exercising this right. We are present or represented at such meetings in order to explain the respective resolution.
Our normal practice is to agree engagement and significant voting decisions between our RI team and the relevant investment manager. Where controversial issues are identified or there is disagreement, we escalate the issue to the appropriate Global Chief Investment Officer and their decision is final.
Where equities are lent, in accordance with mandates, we endeavor to have them returned to facilitate voting activities.

In mandates for which we do not have the discretion to take voting decisions on behalf of our clients
Certain clients may choose to retain the discretion to exercise their voting rights according to their own policies. Where these clients have voting policies that are different from our standard approach, we have set up procedures to allow us to implement votes in line with the client’s requirements and policies.
Conflicts of Interest
Investment management is Aegon AM’s only business, ensuring we have no competing priorities or distractions. Our client-centered culture ensures that everyone in the business is committed to acting in the best interests of our investors.
We recognize that situations may arise that could lead to conflicts of interest. Such considerations are covered in our Conflicts of Interest Policy.
Our overriding principle when considering any such conflicts is Treating Customers Fairly (“TCF”). The obligations under TCF ensure that we identify our fiduciary responsibilities and act accordingly in the best interests of our clients.
Examples of conflicts of interest that may arise during our stewardship activities include: when an investee company is also a client or business partner; where we own both debt and equity in a given company; or where directors of an investee company also sit on the board of Aegon AM or our parent company Aegon Ltd.
In such instances, we always prioritize the interests of clients. Should conflicts arise, we escalate the final decision-making on stewardship issues to the appropriate Global Chief Investment Officer. Where decisions involve a deviation from our Active Ownership Policy, we record this and document the rationale for the decision. Our legal and compliance teams may also be consulted as appropriate.
Aegon AM does not vote shares that it may hold in its parent company, Aegon Ltd.
Record Retention
Aegon AM maintains the following records of its proxy voting and engagement activities, in accordance with the SEC Investment Advisers Act, Rule 204-2(c)(2):
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Its Active Ownership Policy and Corporate Governance Guidelines
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Proxy statements received, whether voted or not
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Records of votes cast and correspondence with companies
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Records of client requests on how proxies were voted; and
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Any documents prepared by Aegon AM that were material to making a decision on how to vote or that memorized the basis for the decision
These records allow us to monitor each company’s progress towards compliance with the appropriate governance codes and to demonstrate to our clients the approach we have taken. Details of our voting activity are available upon client request and at no further cost and information on how we have voted proxies on behalf of clients. All documents will be kept for no less than five years.
Updated January 2023

Appendix: Corporate Governance Guidelines
These guidelines are applicable to mandates for which we have the discretion to take voting decisions on behalf of our clients. Certain clients may choose to retain the discretion to exercise their voting rights and engage with companies according to their own policies. In those cases, we have set up procedures to allow us to implement engagement and voting in line with client requirements and policies.
1. Board
Companies should be headed by an effective board that is of sufficient size without becoming unwieldy. The directors (both executive and nonexecutive) are responsible for the long-term success of the company by exercising effective oversight. They are primarily accountable to the shareholders for ensuring that appropriate processes in place to:
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Set and monitor the strategy;
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Oversee management and implementation; and
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Set and review an appropriate risk appetite for the business.
Boards therefore need an appropriate balance of executive and nonexecutive directors, so that no individual or group can inappropriately dominate the discussions and decision-making of the board. Furthermore, there is a compelling business case for strong and diverse leadership teams in terms of skills, knowledge, experience and gender that will support the operations of the business and its strategy.
We expect succession planning, sufficient induction and on-going training, updates and board evaluations (both internal and external) to be considered carefully. All directors should have the ability to commit sufficient time to the company to ensure they can fulfil their responsibilities. As such we consider the external responsibilities of directors when reviewing the composition of boards.
Board committees should be comprised of non-executive directors only and the majority of them should be independent. In the case of the audit committee, we expect all directors to be independent with an adequate knowledge of accounting and finance.
Independent directors should not be connected with the executive management and should not have any relationships that could appear to affect their judgment. We use the definition of independence set out by the UK Corporate Governance Code. This suggests that a non-executive director is not independent if he or she:
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Was an employee within the last five years;
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Had a material business relationship with the company (directly or indirectly) within the last three years;
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Has remuneration other than the director’s fee (no involvement in share option or performance-linked schemes, not a member of the pension scheme);
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Has close family ties with directors, senior employees or company advisers;
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Has cross directorships or significant links with other directors;
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Is a representative of a significant shareholder; or
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Has served on the board for more than nine years.
We support annual re-election of directors on individual resolutions. Where this is not best practice we expect election to be at least every three years.
A senior independent director should be appointed and identified in the annual report. He or she should be available to meet shareholders to discuss issues that have not been settled through the normal channels of the chairman and the chief executive.
Companies should adequately report on the membership and attendance of board and committee meetings.
Voting Actions
Where we have concerns with the structure or effectiveness of the board or a particular committee, we will not support the election or re-election of relevant directors.
By supporting appropriate appointments we accept our role as institutional investors in monitoring the progress that UK companies are making to increase boardroom diversity.
2. Role of chairman
The chairman has an important role in providing leadership of the board. It is the responsibility of the chairman to manage the board agenda and ensure that information is provided in a timely manner to board members. He or she should ensure that board discussions are open and effective, with constructive challenge where necessary.
As such, we believe the roles of chairman and chief executive are distinct and separate. While we acknowledge that there may be exceptional circumstances as to why the roles may be combined for a limited period, we believe that the company is better served when the decision-making powers are not concentrated in a single individual.

In markets where the combination of roles is not uncommon, we expect there to be a lead independent director to assume some of the responsibilities we would normally expect to be carried out by the chairman. We also look for there to be sufficient independent representation on the board.
We expect the chairman, or the senior independent director, to ensure the board is aware of concerns raised by investors, especially if there has been a sizeable dissent at a general meeting.
Voting Actions
We generally vote against proposals to combine the roles of chairman and chief executive. If the roles are already combined, then companies must prove that the board is sufficiently balanced.
We also generally vote against any proposal for a chief executive to move directly to being chairman of the same company, unless there are exceptional circumstances.
3. Remuneration
Executive compensation remains a controversial subject. Concerns about the gap between executives and the general workforce; the complexity of remuneration packages; and links between pay and performance are common.
It is therefore crucial that remuneration committees should take a prudent approach when deciding on executive compensation. The remuneration committee should consist of a majority of independent directors and should review remuneration at least annually. Where the remuneration committee takes advice from independent remuneration advisors, this should be explained in the remuneration report and the associated costs should be disclosed.
We encourage companies to limit the use of benchmarking data, which has contributed to the upward ratcheting of pay over the past few decades. This kind of data should only be used as a starting point and care should be taken in choosing comparators to ensure they truly reflect the company’s circumstances.
We examine the remuneration policies of the companies in which we invest on behalf of clients. We therefore expect companies to make appropriate disclosures on executive pay and awards that allow us to assess the company’s remuneration strategy. The best remuneration strategies are clear and understandable.
We expect pay and awards to be set in a manner that aligns the interests of executives with the interests of the company’s shareholders and at levels that attract, retain and motivate, without being excessive.
Alignment is often best achieved by executives building up significant equity stakes in the companies that they manage.
Executive compensation should be a balance between fixed pay and variable pay. The variable pay should be in the form of an annual bonus and one long-term incentive plan.
There should be a shareholder vote on executive compensation.
Annual bonus
The annual bonus should have targets set according to company strategy and these should be fully disclosed, not least, on a retrospective basis. Companies should not make bonus payments and option grants to reward one-off events. This is because it is often difficult to assess how successful events such as mergers or acquisitions will be until a considerable time after the event.
Where they are quantifiable, we recommend relevant environmental and social performance conditions being incorporated into the annual bonus.
Longer-term incentive plans
Longer-term incentive plans (LTIPs) should have a clear link to the long term experience of shareholders in a company. LTIP performance conditions should be clearly disclosed and should be challenging so that full vesting only occurs for genuinely superior performance. Performance should be measured over a minimum of three years and preferably five years.
Where they are quantifiable, we recommend relevant environmental and social performance conditions being incorporated into the LTIP.
Companies should not change the performance conditions of share based incentive schemes without prior shareholder approval. Neither should they reset the price of share options after the options have been issued, or compensate for awards that failed to vest.
We do not generally support Value Creation Plans, where the vesting of the rewards is solely dependent on increasing the value of the company, as we believe these arrangements can reflect general market conditions rather than the skill of the management. Neither do we typically support long-term incentive plans that depend on pre-grant criteria or short-term performance measures. Nor do we believe retention plans are appropriate.
Clawback and Malus provisions should be appropriate so that individual or group failings can be addressed.
We also expect the remuneration committee to have necessary flexibility to exercise discretion where appropriate, however, we expect this to be fully explained in the subsequent annual report.

Service contracts
Service contracts should not exceed one year. With the exception of new directors who may need longer contracts, we will generally vote against the election of directors whose notice period is more than one year. For new executive directors, after the initial period, we encourage the contract to be reduced to one year or less without any compensation payments being paid.
Furthermore, we do not support directors’ service contracts which provide for unmitigated or liquidated damages in the event of early termination or a change in control of the company and the amounts involved exceed one year’s salary. Neither are we supportive of payments for termination where individuals continue to be employed.
Recruitment arrangements
Recruitment arrangements may include buy-out of existing awards at a previous employer. However, these should be valued on a like-for-like basis and should be subject to performance criteria. Careful consideration should be given to the likelihood of pay-out. Cash awards should only be used in exceptional circumstances.
Pension contributions and shareholding guidelines
Pension contributions should be on the same terms as the rest of the company’s employees and shareholding guidelines should be meaningful versus annual compensation i.e. typically in line with the maximum annual grant from the long-term incentive plan.
Voting Actions
We consider executive compensation at each company on an individual basis. However, where we feel the policy or the outcome has not been balanced and proportionate, or lacks linkage to shareholder experience or strategy we will oppose the resolutions on remuneration and the re-election of the remuneration committee members.
4. Shareholder rights
We believe in the principle of one share, one vote. This ensures that a shareholder’s economic interests are consistent with their ability to influence company management.
We will not support proposed changes to a company’s memorandum and articles of association that erode shareholders’ rights or are otherwise inconsistent with the interests of existing shareholders.
Share blocking is an issue in some markets, whereby holders are restricted from selling their shares between the time when the vote is cast and the close of the company meeting. As investors we are mindful of the risks that share blocking presents and will typically not vote in markets where it is a significant issue.
Voting Actions
We will oppose any resolutions that erode shareholder rights and may be unwilling to support reelection of directors if appropriate.
5. Capital management
Good capital management is essential for the long term success of a business. Shareholders benefit from understanding the approach to capital management in terms of the company strategy for M&A, buybacks and dividends.
We strongly support the principle of pre-emption rights for existing shareholders. We expect companies to comply with the standard institutional pre-emption guidelines as defined in their own markets.
We appreciate full disclosure of the company policy on use of the authorities sought at general meetings. If there is an exceptional circumstance that seeks a greater authority than is standard, we would expect full justification and engagement with shareholders.
We expect companies to disclose the impact of the capital management on the remuneration arrangements, So that we can understand the driving factors in the decision making process.
Voting Actions
We typically vote against proposals that exceed the limits set by regional best practice guidelines unless there are exceptional circumstances.
6. Major transactions
Major transactions in the form of mergers, acquisition, joint ventures and disposals are a necessary part of corporate life. We believe all such transactions should apply a disciplined approach and progress should be monitored closely to ensure the original objectives are being met.
Non-executive directors should ensure they have enough information to fully understand the implications of transactions. Where necessary they should seek independent external advice to aid them in ensuring the protection of shareholder and other stakeholders’ best interests. We consider all such transactions on a case-by-case basis.

Voting Actions
We make any decisions on major transactions in conjunction with the relevant fund managers.
7. Related-party transactions
Boards should have an appropriately independent process for reviewing, approving and monitoring related-party transactions. As with major transactions, non-executive directors should be able to seek independent external advice to ensure any such transaction is in the best interests of the company and shareholders.
Related-party transactions should be reported to the board and approved and where relevant these should be disclosed in the annual report and accounts i.e. when they are material to the business, where there is a perceived conflict of interest or where key individuals are involved.
Voting Actions
We expect all related-party transactions to be undertaken on fully commercial terms and to be fully justified and beneficial to the company.
We consider all such transactions on a case-by-case basis and do not support if we believe there are material issues. We may also not support the reelection of directors related to the transaction.
8. Auditors
The audit committee, as a fully independent committee, is best placed to appoint and oversee the external auditors. We believe the statutory audit is an important shareholder protection and therefore shareholders must be comfortable that the appointed auditor is acting in a suitably independent manner. The purpose of the audit is to identify errors or wrongdoing and to alert shareholders to these issues so that they can be addressed.
The audit committee should ensure that non-audit fees are kept to a minimum and that the company has a clear policy on re- tendering and rotation that is adhered to. We expect the re- tendering and rotation of auditors to be in line with best practice guidelines and to be adequately disclosed.
We also expect companies to have an effective Internal Audit function that identifies new and emerging risks to the business. We expect the strategic report to identify and mitigate key risks.
The company should have a clear whistle-blowing policy that is integrated into the code of conduct for all employees. Reporting channels should be identified and procedures should be clear. Additionally, the company should report on how bribery and other illegal activities are identified and resolved.
The viability statement should be the board’s opinion on the long-tern viability of the company. We would expect this to align with the strategic plans for the company and should cover a period longer than one year.
Voting Actions
We will vote against the appointment of auditors when we have concerns about the proposed auditor’s independence; the level of non-audit fees; audit quality; or where a company changes its auditor without providing an adequate explanation. We may also not support the re-election of audit committee members.
9. ESG integration
Integration of environmental, social and governance issues into our overall analysis is an important principal. As such, we consider the level of disclosures made by companies in their annual reports and other relevant materials and presentations.
We consider each company individually according to the key ESG risks they face. Where we identify areas for improvement or unsustainable practices we endeavor to engage with the company. We may take voting action where the outcome is not satisfactory.
We consider shareholder resolutions on ESG matters on a case-by-case basis. We will generally support proposals that could increase or protect shareholder value.
Voting Actions
Where we have concerns over the level or quality of disclosures on ESG issues, we may not be able to support the approval of the report and accounts. Where significant concerns arise on ESG matters, we may not be able to support the reelection of relevant directors.

PineBridge Investments LLC
PROXY VOTING POLICIES AND PROCEDURES
I. Introduction
Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in their best interest. We believe considering forward looking improvement in ESG issues is in the economic interest of our Clients. Please refer to the PineBridge Stewardship and Engagement Policy for details on how PineBridge interacts with companies, entities or other market participants on Environmental, Social and Governance (ESG) issues.
II. Policy Statement
Proxy Procedures - As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)
Record-Keeping - PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and; (v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third-party proxy voting service or other third party.
Proxies of Shares of Non-U.S. Corporations - PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.
In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel) and will attempt to resolve all conflicts in the Client’s best interest.
III. Procedures
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Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.
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If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken
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If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Operations should be consulted. Operations has access to these proxy voting records.
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PineBridge has established a Stewardship Committee (the “Committee”), which is responsible for defining and monitoring PineBridge’s proxy voting strategy and process. The Committee is comprised of members of senior management, portfolio management, Compliance, Legal, Product and Operations
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The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios. Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.
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Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
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PineBridge has engaged a third-party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’ s voting guidelines.
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In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.
January 2023

PineBridge Investments LLC
STEWARDSHIP & ENGAGEMENT POLICY
September 2023
I. PineBridge Stewardship and Engagement Policy
The following stewardship and engagement policy sets forth how PineBridge endeavors to interact with companies, entities, and other market participants on environmental, social and governance (ESG) issues. The policy broadly applies to all asset classes, with the aim of achieving the investment and ESG objectives of PineBridge and its clients. Individual strategies may have specific policies that complement PineBridge’s overarching policy.
Stewardship and Engagement Philosophy
Stewardship is a vital aspect of managing assets on behalf of our clients’ behalf, and it is an important component of ESG incorporation that benefits both PineBridge’s clients and the companies or entities in which we invest. We believe that an ongoing open dialogue with our investee companies is an effective way to drive positive change, encourage transparency, and ultimately promote and participate in sustainable long-term value creation.
We define stewardship as individual or collaborative activities that seek to protect and enhance the value of the companies and entities in which we invest and thereby help attain our investment objectives. Stewardship activities may include, but are not limited to, engagement with issuers; voting at shareholder meetings; filing shareholder resolutions/proposals; taking direct roles on boards and board committees; negotiating with and monitoring suppliers with regard to stewardship actions in the investment chain; engaging with policymakers and standard-setters; and contributing to public goods (such as research) and public discourse (such as media) that support stewardship goals.
When we refer to engagement, we mean purposeful, targeted communication with an entity (e.g., a company, government, industry body, or regulator) on matters of concern, with the goal of encouraging change with an individual issuer or addressing a market-wide or systemic risk (such as climate change). While we treat regular communications to gain information as part of our ongoing research or investment due diligence, and in turn as part of our ESG incorporation and stewardship activities, we do not categorize such communication as engagement, per se. Engagement is undertaken with the ultimate goal of improving ESG risk management and therefore creating value for our investors in the circumstances described below.
Engagement themes
In our engagement efforts, we distinguish between material bottom-up ESG issues and top-down ESG themes. The bottom-up engagement issues will differ from sector to sector and from asset class to asset class, and they inform our investment due diligence process and ESG incorporation. The top-down themes are engagement issues PineBridge has prioritized and committed to across all asset classes where we believe there is a long-term investment benefit or where clients or mandates specify. Though specific implementation of engagement can differ from asset class to asset class, our objectives and the way we measure progress facilitate uniform tracking and reporting across all asset classes as we work to address the following three common themes:
1) Climate Change
At PineBridge we recognize that climate change and its associated risks poses an increasingly urgent threat to the global economy with potential significant market consequences. As an investor entrusted by certain clients to manage risks and opportunities with a focus on climate, we engage on their behalf with our portfolio holdings to take responsible and economic actions towards a carbon-neutral world, in line with the Paris Agreement’s objective of limiting global warming to 1.5° C. PineBridge is committed to help drive actionable change on greenhouse gas emissions as a signatory of the Net Zero Asset Managers Initiative and act accordingly on behalf of like-minded clients. We aim to engage with companies that demonstrate a prudent investment opportunity and, for in-scope mandates, a path toward supporting global carbon neutrality.
2) Diversity & Inclusion
We believe that a diverse and inclusive corporate culture is central to driving better business outcomes and fostering growth. Our belief is that each person brings unique strengths to a business and that each person shares responsibility for helping to ensure an inclusive and welcoming culture of equity. In our stewardship and engagement efforts, for mandates where societal benefit is a stated investment goal, we aim to ensure companies are espousing equitable and inclusive recruitment, development, and promotion practices. Where needed, we will hold company leaders accountable to promote a more inclusive and diverse workplace.
3) Human Rights
As a signatory of the UN Global Compact, we recognize that ensuring human rights and dignity is essential to sustainable development. Our obligation to our clients is to address the risk of (potential) involvement of companies or entities in which we invest or may invest in gross human rights abuses or corporate negligence, as well as ensuring that PineBridge is aligned with applicable laws and UN conventions. We believe that a diverse, strong and inclusive workforce is central to driving better business outcomes and fostering growth.
II. Engagement Approach

We follow a four-step approach in our engagement process:
1. Identify opportunities.
We identify engagement opportunities based on the most material and salient ESG issues flagged as part of our continual bottom-up ESG analysis and our top-down focus themes. We prioritize engagement based on the scale of our holdings of the underlying securities, the materiality or salience of the ESG concerns, and our exposure to those concerns.
2. Set objectives. We formulate clear, distinct, time-bound, and measurable engagement objectives in line with our engagement themes.
3. Select method. We define the most suitable engagement method and engagement plan depending on the engagement objective(s).
4. Record progress. We document our engagement activities and progress made and any follow-up actions needed.
III. Methods of Stewardship and Engagement
Depending on our engagement objectives, we will employ any or all of the following methods in our stewardship and engagement efforts:
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Verbal or written communication with investee companies or other entities. This can be achieved via calls, emails, or any other means of formal communication.
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In-person meetings. Our teams host a variety of in-person and virtual meetings with investee companies and other entities to discuss our views or any concerns in accordance with our engagement themes.
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Proxy voting. In order to effectively exercise our shareholder voting rights, PineBridge has developed a voting policy that includes custom guidelines for proxy voting for our listed equity investments. Voting may also be relevant in other asset classes, including real estate and private equity, and we provide detailed guidance in our asset-class-specific policies.
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Collaborative engagement. As active investors, we are committed to work with peers and industry partnerships to advance action on ESG issues.
The methods and frequency of stewardship and engagement may vary from one asset class to another, as detailed in our asset-class-specific policies.
IV. Our Escalation Process
We believe in constructive engagement with investee companies and other entities. Our ambition is to support them in their ESG framework to mitigate potential risks and identify potential opportunities. When investee companies or other entities do not respond in a timely and sufficient manner to our stated expectations and requests for improvement on issues of concern to PineBridge or its clients, PineBridge will consider any or all of the following escalation strategies where appropriate, depending on the investment strategy:
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Raise our concerns with non-executive directors and/or the chair of the board
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Collaborate with other investors to add weight to our requests for change
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Vote against relevant agenda items in general or as part of extraordinary shareholder meetings
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Vote against reelection of directors, the chair of the board committee, and/or the chair of the board
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Co-file or support shareholder resolutions
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Raise our concerns publicly
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Decrease our investment positions, decline to invest, or fully divest.
V. Managing Conflicts of Interest
PineBridge’s approach to conflicts of interest is to take all appropriate steps to identify and prevent or manage potential and actual conflicts of interest that could pose a material risk to the interests of our clients.
VI. Review and Communication
PineBridge’s active management ethos extends to all aspects of the firm, including the review of our policies and process assurance and our assessment of their effectiveness. We endeavor to review our Stewardship and Engagement Policy on an annual basis.

Sands Capital Management, LLC
Proxy Voting Policies and Procedures
Most Recent Amendment: January 2024
Implementation Date: November 2006
PURPOSE
Sands Capital Management, LLC (“SCM”) and Sands Capital Ventures, LLC (“SCV” and collectively with SCM, “Sands Capital”) have adopted this policy (the “Policy”) to implement written policies and procedures reasonably designed to ensure compliance with applicable law regarding the voting of client proxies, including, without limitation, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
POLICY
The scope of Sands Capital’s authority to vote proxies on behalf of clients should be clearly set forth in the advisory or related contracts between Sands Capital and its clients. Where Sands Capital has unrestricted authority to vote proxies on behalf of clients, Sands Capital will vote in the best interests of its clients and in a manner that is consistent with its fiduciary duties. Where clients have imposed restrictions or guidelines on or issued instructions to Sands Capital with respect to voting proxies, Sands Capital will adhere to such restrictions, guidelines, and/or instructions. Clients with their own general or specific proxy voting and governance policies may wish to have their proxies voted by an independent third party or other named fiduciary or agent at the client’s expense.
Before voting a particular proxy, Sands Capital’s policy is to conduct a reasonable investigation of the associated matter(s), including, where appropriate, by considering the Guidelines (as defined below), to ensure that its voting determination is in the best interests of the relevant clients and is not based on materially inaccurate or incomplete information. Sands Capital does not automatically support management; however, Sands Capital believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved.
For routine matters (e.g., those matters that are not expected to measurably change the structure, management, control or operation of the company and are consistent with customary industry standards and practices, and the laws of the state of incorporation of the applicable company), Sands Capital will vote in accordance with the recommendation of management, unless, in Sands Capital’s opinion, such recommendation is not conducive to long term value creation or otherwise in the best interest of its clients. Non-routine matters (e.g., those matters relating to directors’ liability and indemnity proposals; executive compensation plans; mergers, acquisitions, and other restructurings submitted to a shareholder vote; antitakeover and related provisions; and shareholder proposals) require company-specific and a case-by-case review and analysis.
Sands Capital will vote client proxies in all instances unless it determines that doing so is not in the best interest of the relevant clients, as described under “Voting Abstention” below.
PROXY COMMITTEE
Sands Capital has established a Proxy Committee consisting of
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the Chief Administrative Officer;
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the Chief Compliance Officer (“CCO”);
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a Director of Client Relations;
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the Director of Stewardship; and
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the Director of Research.
The Proxy Committee is responsible for:
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overseeing and administering proxy voting, including developing, authorizing, implementing, and updating this Policy;
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overseeing the proxy voting process, including reviewing reports on proxy voting activity at least annually and more frequently as necessary to fulfill its responsibilities; and
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engaging and overseeing third-party service providers, as necessary or appropriate, to ensure Sands Capital receives the applicable proxy statements and/or to provide information, research, or other services to facilitate Sands Capital’s proxy voting.
The Proxy Committee meets at least annually and more frequently as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitute a quorum for the transaction of business. The Director of Stewardship or designee acts as secretary of the Proxy Committee and maintains a record of meetings and actions.
The Proxy Committee has developed criteria (the “Guidelines”), to be considered by SCM when evaluating certain proxy issues. While SCV will likely incorporate similar considerations in its proxy voting determinations, the Guidelines apply to proxies voted on behalf of clients advised by SCM but do not apply to proxies voted on behalf of clients advised by SCV. The Proxy Committee will evaluate and may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the evaluation of each proxy incorporates considerations specific to the company whose proxy is being voted and the vote is made in the best interests of the relevant clients.
RETENTION AND OVERSIGHT OF PROXY ADVISORY FIRMS
Sands Capital uses proxy research providers (“Providers”) to help it analyze proxy issues. Sands Capital may consider vote recommendations made by Providers but ultimately votes proxies based on its own determination of what is in the best interests of its clients. In addition to research, Providers may provide vote execution, reporting, and recordkeeping services.
In selecting a Provider, Sands Capital will consider a variety of factors in its evaluation, including, as applicable: (1) the Provider’s capacity and competency to analyze the voting matters for which it is retained; (2) whether the Provider has an effective process for seeking timely input on its voting policies and other relevant matters; (3) whether the Provider has adequately disclosed its methodologies for making voting recommendations; (4) the sources of any third-party information that the Provider uses; and (5) how the Provider will engage with issuers and third parties.
Additionally, Sands Capital will review the Provider’s policies and procedures pertaining to conflicts of interest, including with respect to the:
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identification, disclosure and mitigation of conflicts arising out of:
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the provision of proxy voting recommendations and services;
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activities other than proxy voting recommendations and services; and
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positions taken by affiliates of the Provider;
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adequacy of disclosure regarding identified conflicts; and
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use of technology to disseminate information about conflicts.
Sands Capital conducts periodic reviews on an ongoing basis of its Providers based on the factors discussed above, and evaluates periodically whether any factual errors, incompleteness or methodological weaknesses in the Provider’s analysis materially affected its research or recommendations. Sands Capital may also consider any material relevant changes to the Provider’s business.
CONFLICTS OF INTEREST
Sands Capital’s staff members are responsible for notifying the Director of Stewardship or the CCO of any potential conflict of interest that may impair Sands Capital’s ability to vote proxies in an objective manner. The Director of Stewardship and the CCO will review each potential conflict and notify the Proxy Committee if they determine there is a conflict of interest with respect to the proxy vote. The Proxy Committee will determine whether the conflict is material to that proposal. If the Proxy Committee determines that a conflict is not material, then Sands Capital may vote the proxy. If the Proxy Committee determines that it is material, Sands Capital will vote or abstain from voting per the determination of the Proxy Committee. Prior to voting, Sands Capital may, in accordance with applicable law and/or client instruction: (i) contact an independent third party for its recommendation on how to vote and vote in accordance with that recommendation; or (ii) fully disclose the nature of the conflict to clients and obtain their consent as to how Sands Capital will vote.
Conflicts of interest may arise in many situations. The following examples are designed to help staff members identify potential conflicts:
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Sands Capital provides investment advice to an issuer (or a plan sponsored by such issuer) and receives a proxy solicitation from that issuer or from a competitor of that issuer.
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Sands Capital provides investment advice to an officer or director of an issuer and receives a proxy solicitation from that issuer or from a competitor of that issuer.
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Sands Capital has a financial interest in the outcome of a proxy vote, such as when Sands Capital is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to Sands Capital.
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An issuer or another third party offers Sands Capital or a staff member compensation in exchange for voting a proxy in a particular way.
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A staff member, or a household family member thereof, has a personal or business relationship with an issuer and Sands Capital receives a proxy solicitation from that issuer.
ENVIRONMENTAL, SOCIAL AND GOVERNANCE CONSIDERATIONS
Sands Capital may consider certain environmental, social and governance (“ESG”) factors when evaluating proxy matters so that all risks and opportunities that may materially impact the return profile of an investment over the appropriate time horizon for the relevant strategy are appropriately considered.
PROCEDURES FOR IDENTIFICATION AND VOTING OF PROXIES
The following procedures are designed to provide Sands Capital with necessary information to vote proxies and to mitigate potential conflicts of interest before voting.

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The Investment Operations Teams maintain a list of clients for which Sands Capital votes proxies. The Investment Operations Teams update the list from time to time to reflect the onboarding of new clients and changes in Sands Capital’s authority to vote proxies.
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Where Sands Capital has the authority to vote proxies, the Investment Operations and Proxy Administrator will work with the client to ensure that Sands Capital is designated to receive proxy voting materials from companies or intermediaries when applicable.
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The Proxy Administrator receives all proxy voting materials and has overall responsibility for ensuring that proxies are voted (or abstained) and submitted in a timely manner.
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Sands Capital’s Investment Research Team (the “Research Team”) is responsible for reviewing proxy proposals for portfolio companies. Prior to a proxy voting deadline, the appropriate Research Team member will conduct a reasonable investigation into the proposal matters and decide how to vote each proxy proposal based on an analysis of the proposal and the best interests of the relevant clients. In evaluating a proxy proposal, a Research Team member may consider the Guidelines (if applicable) as well as information from various sources, including management of the company, shareholder groups, and independent Providers.
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If the Research Team or Proxy Administrator becomes aware of potential material factual errors, incompleteness, or methodological weaknesses in a Provider’s analysis, they must escalate this issue to the Director of Stewardship or the CCO.
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Sands Capital believes that engagement with portfolio companies is important for good corporate governance and to assist in making proxy voting decisions. Sands Capital may engage with portfolio companies to discuss specific ballot items to obtain further information or clarification on the proposals, or to seek a specific change at the company.
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Staff members involved in the proxy voting process are responsible for assessing potential conflicts of interest and considering situations identified in this Policy's Conflicts of Interest section.
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If no potential conflicts of interest have been identified, Sands Capital will vote proxies according to this Policy.
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Any detection of a potential conflict of interest must be brought to the attention of the Director of Stewardship or the CCO. See the Policy’s Conflicts of Interest section for additional information.
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Sands Capital is not required to vote every proxy if abstaining is consistent with Sands Capital’s fiduciary obligations. There may be times when refraining from voting is in the best interest of the client, such as when an analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.
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Sands Capital may process certain proxies without voting them or may systematically vote with management. Examples include proxies issued by companies Sands Capital has exited the position at the strategy level but not yet sold a minimal number of shares due to specific client directed account restrictions, proxies issued for securities that Sands Capital did not select for a client portfolio, and proxies issued by unsupervised or non-managed securities held in a client’s account (such as ETFs), money market securities, or other securities selected by clients or their representatives other than Sands Capital.
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In the event that Sands Capital votes the same proxy in two directions, it shall maintain documentation to support its votes.
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In instances where Sands Capital is in the process of exiting a client’s ownership position in a security but has the ability to vote a proxy, Sands Capital will vote the proxy provided it is not against the best interests of the client.
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The Director of Stewardship and the applicable Research Team member must report any attempts by Sands Capital’s personnel to influence the voting of client proxies in a manner that is inconsistent with this Policy, as well as any attempts by persons or entities outside Sands Capital seeking to influence the voting of client proxies. Reporting shall be made to the CCO or the General Counsel.
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All proxy votes will be recorded with the following information:
a. The name of the portfolio company;
b. The security identifier of the portfolio holding.
c. The Council on Uniform Securities Identification Procedures (“CUSIP”) or similar number, in each case, if any, for the security;
d. The shareholder meeting date;
e. The number of shares Sands Capital is voting firm-wide;
f. A brief identification of the matter voted on;
g. Whether the matter was proposed by the portfolio company or by a security holder;
h. Whether or not Sands Capital voted on the matter;
i. The rationale for Sands Capital’s vote or abstention; and
j. Whether any client requested an alternative vote of its proxy.

SECURITIES LENDING
If a client participates in a securities lending program, Sands Capital will not be able to vote the proxy for shares out on loan. Sands Capital will generally not seek to recall for voting the client shares on loan. However, under rare circumstances, for voting issues that may have a particularly significant impact on the investment (a “Significant Event”), Sands Capital may request a client to recall securities that are on loan if Sands Capital determines that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities. The Research Team member responsible for voting the proxy will notify the Proxy Committee in the event they believe a recall of loaned securities is necessary.
In determining whether a recall of a security is warranted, Sands Capital will consider whether the benefit of the vote would be operationally possible, and if so, in the client’s best interest despite the costs and the lost revenue to the client and the administrative burden of retrieving the securities. Sands Capital may use third-party service providers to assist it in identifying and evaluating whether an event constitutes a Significant Event.
VOTING ABSTENTION
Voting proxies of issuers may give rise to a number of administrative or operational issues that may cause Sands Capital to determine that voting such proxies are not in the best interest of its clients or that it is not reasonably possible to determine whether voting such proxies will be in the best interests of its clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.
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Sands Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.
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Sands Capital may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor.
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A market may require Sands Capital to provide local agents with a power of attorney or consularization prior to implementing Sands Capital’s voting instructions.
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Proxy materials may not be available in English and require a translator or may require traveling to a foreign country to vote the security in person.
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Proxy voting in certain countries may require “share blocking.” In such cases, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the client’s custodian banks. Absent compelling reasons to the contrary, Sands Capital believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required, Sands Capital generally elects not to vote those shares. The applicable Research Team member, in conjunction with the Proxy Committee, retains the final authority to determine whether to block the shares in the client’s portfolio.
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Sands Capital may not vote proxies for shares held in non-client accounts, such as proprietary accounts.
DISCLOSURE OF VOTES
Generally, until a vote has been cast and the relevant shareholder meeting has transpired, Sands Capital treats such voting information as confidential. Sands Capital staff may not disclose a vote prior to the meeting or commit to any third party to vote a certain way without the prior consent of the CCO or the General Counsel. However, staff members are permitted to: (1) share with a client how we intend to vote their proxy, as requested by such client; (2) discuss our thoughts, opinions and voting intention with the relevant issuers as part of Sands Capital’s company engagement and stewardship objectives; and (3) prudently express Sands Capital’s thoughts or opinions on relevant topics in discussions with other third parties, including advisors (third-party research providers), and other shareholders prior to voting as a part of ongoing education and engagement.
Once the vote has been cast and the relevant shareholder meeting has transpired, analysts can choose to share how Sands Capital voted with the relevant company or other shareholders, if necessary, as part of Sands Capital’s ongoing engagement with management and the company’s shareholders. All disclosures of votes in response to requests for vote information not originating from the company or a client shareholder must be approved by the Director of Stewardship prior to the disclosure of the vote. The Director of Stewardship or designee will record the identity of the outside third party, the date of the request, and the response. As is consistent with Sands Capital’s Advertising and Marketing Policy, all staff members must refer inquiries from the press to the Head of Marketing and Communications.
PRIVATELY-HELD COMPANIES
There is a heighted risk that conflicts of interest will arise when voting on matter relating to portfolio companies that are privately held. To address this risk, all votes or requests for shareholder consents will be identified to the Compliance Team prior to any decision. The Compliance Team determines whether a conflict of interest exists and, if so, how to mitigate or manage the conflict(s) of interest.
CLASS ACTIONS
In the event a class action is brought to the attention of Sands Capital, and such action may have a material impact on the financial position of a fund sponsored and advised by Sands Capital, Sands Capital will use reasonable efforts to timely complete administrative class-action processes necessary to allow participation. For all other clients, Sands Capital will gather and provide any requisite information it has regarding class action matters at the client’s request, to enable the client to file the class action. Sands Capital does not take proactive measures to monitor for class actions in which its clients may be able to participate. All attorneys’ fees, third-party fees, and expenses related to the class action will be borne by the respective client, including any fund advised by Sands Capital if applicable.
DISCLOSURES TO CLIENTS
Sands Capital is required to disclose to its clients how they can obtain information about how Sands Capital voted their securities. This information is included in Sands Capital’s written brochure under Rule 204-3 of the Advisers Act.
Further, Sands Capital is required to provide clients with a description, and upon request, a copy, of its proxy voting policies and procedures. This information is included in Sands Capital’s written brochure under Rule 204-3 of the Advisers Act.
RECORDKEEPING
Sands Capital must maintain the documentation described in the following section for a period of not less than five years in an easily accessible place, the first two years at its principal place of business. The Proxy Administrator will be responsible for the following procedures and for ensuring that the required documentation is retained.
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Copies of all policies and procedures required by § 275.206(4)-6.
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A copy of each proxy statement that Sands Capital receives regarding client securities. Sands Capital may satisfy this requirement by relying on a third party to make and retain, on Sands Capital’s behalf, a copy of a proxy statement (if Sands Capital has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.
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A record of each vote cast by Sands Capital on behalf of a client. Sands Capital may satisfy this requirement by relying on a third party to make and retain a record of the vote cast (provided that Sands Capital has obtained an undertaking from the third party to provide a copy of the record promptly upon request).
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A copy of any document created by Sands Capital that was material to deciding how to vote proxies on behalf of a client or that memorializes the basis for that decision.
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A copy of each written client request for information on how Sands Capital voted proxies on behalf of the client and a copy of any written response by Sands Capital to any (written or oral) client request for information on how Sands Capital voted proxies on behalf of the requesting client.
Sands Capital may rely on proxy statements filed on the EDGAR system instead of keeping its own copies.
RESPONSIBILITY
The Director of Stewardship is responsible for overseeing and implementing this Policy.

Systematic Financial Management, L.P.
Proxy Voting Policy
Policy SUMMARY
Systematic Financial Management, L.P. has adopted and implemented this Proxy Voting Policy, which it believes is reasonably designed to:
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Ensure that proxies are voted in the best interests of its clients;
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Address material conflicts of interest that may arise; and
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Comply with disclosure and other requirements in connection with its proxy voting responsibilities.
Policy
As an investment adviser and fiduciary of client assets, Systematic’s proxy voting policies and procedures are designed to protect the value of shareholder investments. The Investment Advisers Act of 1940, as amended (the ‘Advisers Act’), requires investment advisers to act solely in the best interest of its clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.
PROCEDURES
Systematic recognizes that proxies are client assets and, as such, are managed with the same care, skill and diligence as all other client assets. Systematic shall vote proxies related to securities held by our clients for which we serve as the investment adviser in the best interest of our clients. Systematic’s authority to vote the proxies of certain clients is established by advisory contracts or comparable documents. In addition to requirements of the Securities and Exchange Commission (“SEC”) governing advisers, these policies reflect our fiduciary standards and responsibility for ERISA accounts. At their discretion, clients may reserve the right to vote proxies for themselves. Furthermore, a client may from time-to-time direct us to vote proxies in a manner that is different from the guidelines set forth in our Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction. These Proxy Voting Policies and procedures are limited solely to clients for which we have agreed to vote such proxies.
Systematic is wholly owned by Affiliated Managers Group, Inc. (“AMG”), an asset management company with equity investments in numerous investment management firms (its “Affiliates”). Systematic does not purchase AMG’s publicly traded securities for client portfolios. Each AMG Affiliate makes its own investment and proxy voting decisions, which are not communicated to AMG or to other Affiliates.
Systematic has retained an independent third-party proxy advisory agent to assist the firm in discharging its proxy voting responsibilities. The third-party proxy advisory firm offers voting assistance by, among other proxy matters:
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Providing specified sets of independent proxy voting policy guidelines;
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Providing research and vote recommendations in accordance with the specified policies considerations;
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Voting Systematic’s client proxies via the proxy adviser’s automated, electronic vote management system;
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Acting as agent for the proxy process, and
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Maintaining records on proxy voting for our clients.
To assist Systematic in voting proxy proposals in their client’s best interest, the firm has adopted four sets the proxy adviser’s proxy voting guidelines, one based on AFL-CIO polices for Taft-Hartley Plan Sponsors, another for Public Plans, a third for Catholic or other faith-based clients and the fourth being a General Policy for all other clients. Institutional clients are generally requested to select which set of proxy guidelines they wish Systematic to use in voting their account’s proxies. In instances where the client does not select a voting policy, Systematic will generally select the client’s proxy policy based on Systematic’s determination of which policy it believes is in the client’s best interest. Ballots for our retail separately managed account (SMA) clients are typically wrapped in an Omnibus account and voted according to the proxy adviser’s General Proxy Voting Policy. Systematic understands that the proxy advisory firm uses its best efforts to ensure that its proxy voting recommendations are consistent with its policy guidelines, as well as relevant requirements of ERISA and the U.S. Department of Labor.
Exceptions
Systematic typically does not vote the following types of proxies:
Foreign Securities: While Systematic will make reasonable efforts to vote foreign securities on behalf of clients, voting proxies of companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. (e.g., proxies may be written in a language other than English or proxies that require travel overseas in order to vote). Furthermore, Systematic generally will also decline to vote proxies if to do so would cause a restriction to be placed on Systematic’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, Systematic may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.

Securities on Loan: Some Systematic clients may participate in securities lending programs. In most circumstances, securities on loan will not be recalled due to circumstances beyond the control of Systematic or due to client’s preferences not to recall such securities.
Other Voting Exceptions: Other proxy voting exceptions exist for proxies of legacy securities held in a new account previously managed by another manager and that the client intends to sell; if the aggregate number of shares held by the Firm are of a de minimis amount of the company’s outstanding shares, or in some cases if the vote relates to a routine matter.
Use of Proxy Advisory Firm’s Electronic, Automated Voting System
As previously mentioned, Systematic subscribes to the use of its proxy advisory firm’s electronic, automated voting system when voting it clients’ proxies in the normal course. Under normal circumstances Systematic generally casts its votes in accordance with its proxy adviser’s vote recommendations. Systematic’s proxy adviser provides information relating to its vote recommendations in advance of the proxy vote submission deadline including, but not limited to, information and reported additional feedback concerning issuer or shareholder supplemental information and research that may contrast or differ from the proxy advisory firm’s research, recommendations and views. In these instances, where additional information is received, or in the case of controversial or contested election proposals, and similarly situated proxy matters, a more thorough analysis of such information may be conducted by Systematic before final proxy votes are cast, taking into consideration our client(s) best interests.
Conflict of Interest
For purpose of this Policy, a conflict of interest is a relationship or activity engaged in by Systematic or a Systematic employee that creates an incentive (or appearance thereof) to favor the interests of Systematic, or the employee, rather than the clients’ interests. For example, Systematic may have a conflict of interest if either Systematic has a significant business relationship with a company that is soliciting a proxy, or if a Systematic employee who is involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be ‘material’ to the extent that a reasonable person could expect the conflict to influence Systematic’s decision on the particular vote at issue. Systematic seeks to avoid the occurrence of actual or apparent material conflict of interest in the proxy voting process by voting in accordance with pre-determined voting guidelines, and by observing procedures that are intended to prevent, when practicable, and manage material conflicts of interest. In all cases in which there is deemed to be a material conflict of interest, Systematic will seek to resolve the conflict in the clients’ best interests. As previously mentioned in order to avoid the appearance of any and all conflicts of interest, Systematic has adopted four independent proxy voting guidelines, all of which are constructed and maintained by the firm’s proxy advisory firm. It is our belief that such adoption not only endeavors to remove conflicts of interest that could affect the outcome of a vote but also affords us the opportunity to vote in the best interest of the client. Systematic intends to remove any discretion it may have to interpret how to vote proxies in cases where Systematic has a conflict of interest or the appearance of a potential conflict of interest.
Systematic’s Proxy Voting Committee monitors situations where Systematic believes it has a material conflict of interest, or where Systematic wishes to exercise its discretion or more closely review a particular matter. In these situations, the Proxy Voting Committee will review the vote(s) involved and provide the actual voting recommendation based upon the Committee’s determination of what is in Systematic’s client’s best interests. Systematic may use consensus decisions when voting an issue and does not allow Portfolio Managers to vote proxies independently. The CCO must approve the Proxy Voting Committee’s voting recommendation prior the vote being cast. The CCO’s approval will depend, in part, upon whether, in the CCO’s best judgment, the recommendation reflects the spirit of Systematic’s Proxy Voting Policy and related procedures. Systematic will maintain documentation of any such voting decision.
Furthermore, Systematic periodically reviews its proxy advisory firm’s policies and procedures regarding how it identifies and addresses conflicts of interests as well as their Conflict Management Procedures. In addition, Systematic receives an annual Conflict of Interest Statement from the proxy advisory firm. The proxy advisory firm must notify Systematic in advance of any potential material conflict of interest that may arise in voting proxies on behalf of Systematic’s clients. Both the proxy advisory firm and Systematic will follow their respective procedures regarding conflicts of interest should a material conflict of interest occur.
Policy Review
Systematic generally reviews and documents the adequacy of its voting policies and procedures annually to ensure they have been reasonably designed and continue to comply with our requirements as a fiduciary. As part of this annual review, Systematic generally considers the following types of matters before retaining a new proxy advisory firm or continuing to retain the services of its current proxy advisory firm:
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The proxy advisory firm’s capacity and competency to adequately analyze the matters for which Systematic is responsible for voting,
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The adequacy and quality of the proxy advisory firm’s personnel and technology,
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The adequacy of the proxy advisory firm’s process for seeking timely input from issuers and proxy advisory firm clients with respect to proxy voting policies, methodologies, and peer group constructions, including ‘say on pay’ votes,
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The adequacy of the proxy advisory firm’s disclosures regarding its methodologies for formulating voting recommendations and, in making such recommendations, whether it uses any third-party information,

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The proxy advisory firm’s policies and procedures for identifying and addressing conflicts of interest, rectifying identified material deficiencies in its analyses, discourse of its information sources and methods used to develop its voting recommendations, and consideration by the proxy adviser of facts unique to a specific issuer or proposal when evaluating a matter that is subject to a shareholder vote,
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The proxy advisory firm’s policies and procedures for implementing an investment adviser’s proxy voting instructions, if any,
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Review its agreement with the proxy advisory firm to determine whether the proxy advisory firm is permitted to use any non-public information regarding how Systematic intends to vote a client’s securities that would not be in the best interest of Systematic’s clients, (e.g., is the proxy advisory firm permitted to share this information with third parties); and
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Any changes to the services or scope of services provided to Systematic by the proxy advisory firm.
Client Disclosure
Systematic shall provide information regarding its proxy voting policies and procedures, including information about any conflicts of interests and the policies to address such conflicts, and disclose how clients can obtain information about how their securities were voted. Systematic’s practices related to this Policy are disclose in the Firm’s Form ADV, which is filed with the SEC and furnished to clients. In addition, Systematic will provide clients with a copy of its policies upon request.
Generally, Systematic provides institutional clients with a report summarizing how proxy votes were cast for the securities held in their accounts on a quarterly basis. Systematic typically provides proxy voting records of its registered investment company clients to such clients as their agents for disclosure on Form N-PX.
Recordkeeping
Systematic shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request.
Systematic’s Compliance Department is primarily responsible for maintaining records created with respect to this Policy and the procedures adopted to implement it. Such records will include, but are not limited to, corporate issuer proxy statements and ballots (unless otherwise available on the SEC’s EDGAR website), reports from third-party research providers, internal memos between and among Systematic personnel, communications between Systematic an corporate issuers or clients pertaining to proxy voting matters, proxy voting policies, procedures and guidelines, proxy voting records for each meeting voted on behalf of clients, the number of share voted by account and how each proxy was voted.
The Compliance Department may, in its discretion, delegate maintenance and retention of some or all of these proxy voting records to its designated third-party proxy advisory agent. All proxy voting records will be maintained on site for a minimum of two years and for a minimum of six years in total, in accordance with applicable law.
Oversight
Systematic has a Proxy Voting Committee comprised of the CCO and certain Compliance Department personnel. The Proxy Voting Committee monitors and reviews the Firm’s voting policies and procedures, material conflicts of interest or special factors or circumstances on an as needed basis. The Committee also reviews and approves any material changes to the proxy advisory firm’s policies.
Systematic’s Proxy Voting Committee shall also periodically conduct due diligence over the proxy advisory firm’s operations, including any material changes to their organization, staffing, personnel and technology; processes for ensuring that it maintains complete and accurate information about the issuer and each particular matter; efforts to correct any identified material deficiencies in the proxy advisory firm’s analysis; updates to policies and procedures as well as any business changes that may affect the proxy advisory firm’s competency in carrying out voting instructions.

Thompson, Siegel & Walmsley LLC
Proxy Voting Policy
TSW has a fiduciary responsibility to its clients for voting proxies, where authorized, for portfolio securities consistent with the best economic interests of its clients. TSW maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy voting policies and practices in Form ADV Part 2A. In addition, we review our policies and practices no less than annually for adequacy; to make sure they have been implemented effectively, and to make sure they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients. Our policy and practice include the responsibility to monitor corporate actions and potential conflicts of interest, receive and vote client proxies, and make information available to clients about the voting of proxies for their portfolio securities while maintaining relevant and required records.
Background
Proxy voting is an important right of shareholders, and reasonable care and diligence should be undertaken to ensure that such rights are properly exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which should include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser has proxy voting authority.
A related companion release by the SEC also adopted rule and form amendments under the Securities Act and Investment Company Act similar to the above which TSW complies with when acting as a sub-adviser to a mutual fund.
Responsibility
TSW’s Senior Compliance Officer (Proxy Coordinator) has the responsibility for the organization and monitoring of our Proxy Voting policy, practices, and recordkeeping. Implementation and disclosure, including outlining our voting guidelines in our procedures, is the responsibility of the CCO and Chief Operating Officer. TSW has retained the services of a third-party provider, Institutional Shareholder Services, Inc. (“ISS”) to assist with the proxy process. ISS is a Registered Investment Adviser under the Advisers Act. It is a leading provider of proxy voting and corporate governance services. ISS provides TSW proxy proposal research and voting recommendations and votes proxies on TSW’s behalf in accordance with ISS’s standard voting guidelines. Those guidelines cover the following areas:
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Operational Issues
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Board of Directors
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Proxy Contests
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Anti-takeover Defenses and Voting Related Issues
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Mergers and Corporate Restructurings
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State of Incorporation
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Capital Structure
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Executive & Director Compensation
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Equity Compensation Plans
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Specific Treatment of Certain Award Types in Equity Plan Evaluations
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Other Compensation Proposals & Policies
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Shareholder Proposals on Compensation
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Social/Environmental Issues
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Consumer Issues and Public Safety
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Environment and Energy
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General Corporate Issues
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Labor Standards and Human Rights
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Military Business
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Workplace Diversity

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Mutual Fund Proxies
TSW generally believes that voting proxies in a manner that is favorable to a business’s long-term performance and valuation is in its clients’ best interests. However, a uniform voting policy may not be in the best interest of all clients. While TSW applies ISS’s standard policy guidelines to most clients, where appropriate we utilize ISS’s specialized, non-standard policy guidelines to meet specific client requirements.
TSW’s Proxy Coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TSW’s general procedure regarding the voting of proxies is addressed below. For instances not directly addressed in this policy the Proxy Oversight Representative should act in accordance with the principles outlined in the SEC’s Guidance Regarding Proxy Voting Responsibilities of Investment Advisers issued in August 2019 and supplemental release in September 2020 in consultation with the Proxy Coordinator.
Procedure
TSW has adopted various procedures and internal controls to review, monitor and ensure the Firm’s Proxy Voting policy is observed, implemented properly and amended or updated, as appropriate, which include the following:
Voting Procedure
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Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed. TSW retains authority to override the votes (before cut-off date) if TSW disagrees with the vote recommendation.
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The Proxy Coordinator will monitor the voting process at ISS via ISS’s Proxy Exchange website (ISS’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.
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For proxies not received by ISS, TSW and ISS will make a best effort attempt to receive ballots from the clients’ custodian prior to the vote cut-off date.
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TSW is responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring. ISS will email TSW Compliance personnel to get approval when closing an account that was not directed by TSW.
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The Chief Operating Officer (Proxy Oversight Representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via ISS Proxy Exchange website and email.
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Investment teams should keep the Proxy Oversight Representative and Proxy Coordinator informed of material issues affecting pending or upcoming proxy votes. If the Proxy Oversight Representative and Proxy Coordinator become aware of additional information that would reasonably be expected to affect TSW’s vote, then this information should be considered prior to voting.
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TSW has the ability to override ISS recommended vote instructions and will do so if believed to be in the best interest of the client. All changes are documented and coordinated between the Proxy Oversight Representative and/or Proxy Coordinator and the Portfolio Manager and/or Research Analyst. Changes generally occur as a result of TSW’s communication with issuer management regarding matters pertaining to securities held when the issuer questions or disputes ISS’s voting recommendation.
All proxies are voted solely in the best interest of clients on a best-efforts basis. Proactive communication takes place via regular communication with ISS’s Client Relations team.
Disclosure
TSW will provide conspicuously displayed information in its Disclosure Document summarizing this Proxy Voting policy, including a statement that clients may request information regarding how TSW voted a client’s proxies, and that clients may request a copy of these policies and procedures.
See Form ADV, Part 2A – Item 17– Voting Client Securities
Client Requests for Information
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All client requests for information regarding proxy votes, or policies and procedures, received by any associate should be forwarded to the Proxy Coordinator.
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In response to any request, the Proxy Coordinator will prepare a response to the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how TSW voted the client’s proxy with respect to each proposal about which the client inquired.
Voting Guidelines
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TSW has a fiduciary responsibility under ERISA to vote ERISA Plan proxies unless the Plan directs otherwise. TSW will vote proxies when directed by non-ERISA clients. In the absence of specific voting guidelines from the client and upon timely receipt of proxy materials from the custodian, TSW will vote proxies in the best interests of each particular client according to the recommended election of ISS. ISS’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on TSW's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

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ISS will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by auditors' non-audit services.
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ISS will generally vote against proposals that cause board members to become entrenched, reduce shareholder control over management or in some way diminish shareholders’ present or future value.
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In reviewing proposals, ISS will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.
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A complete summary of ISS’s U.S. and International voting guidelines is available at: https://www.issgovernance.com/policy.
Forensic Testing Procedures
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No less than quarterly, TSW’s Proxy Coordinator will review the ISS Proxy Exchange Master Account List to ensure all appropriate accounts are being voted.
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TSW will conduct periodic tests to review proxy voting records and the application of general voting guidelines, especially in circumstances such as corporate events (e.g., mergers and acquisition transactions, dissolutions, conversions, consolidations, etc.) or contested director elections. Any matter warranting additional, often issuer-specific review will be escalated to the Portfolio Manager and Research Analyst as needed.
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TSW occasionally communicates directly with issuer management regarding matters pertaining to securities held in the portfolio when it questions or disputes ISS’s voting recommendation.
Conflicts of Interest
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TSW will identify any conflicts that exist between the interests of the adviser and each client by reviewing the relationship of TSW with the issuer of each security to determine if TSW or any of its associates has any financial, business or personal relationship with the issuer.
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If a material conflict of interest exists, the Proxy Coordinator will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TSW.
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TSW will maintain a record of the voting resolution of any conflict of interest.
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ISS also maintains a Conflicts Policy which indicates how they address any potential conflicts of interest and is available at: https://www.issgovernance.com/compliance/due-diligence-materials.
Practical Limitations Relating to Proxy Voting
TSW makes a best effort to vote proxies. In certain circumstances, it may be impractical or impossible for TSW to do so. Identifiable circumstances include:
•
Limited Value: Where TSW has concluded that to do so would have no identifiable economic benefit to the client-shareholder;
•
Unjustifiable Cost: When the costs of or disadvantages resulting from voting, in TSW’s judgment, outweigh the economic benefits of voting;
•
Securities Lending: If securities are on loan on the record date, the client lending the security is not eligible to vote the proxy. Because TSW generally is not aware of when a security is on loan, we will not likely have the opportunity to recall the security prior to the record date; and
•
Failure to receive proxy statements: TSW may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.
Recordkeeping
TSW and/or ISS shall retain the following proxy records in accordance with the SEC’s five-year retention requirement
•
These policies and procedures and any amendments;
•
Each proxy statement that ISS receives;
•
A record of each vote that ISS casts on behalf of TSW;
•
Any document ISS created that was material to making a decision regarding how to vote proxies, or that memorializes that decision; and
•
A copy of each client request for information on how ISS voted such client’s proxies (i.e., Vote Summary Report), and a copy of any response.
Due Diligence and Error Procedures
TSW will periodically perform due diligence on ISS, focusing on the following areas
•
Adequacy of ISS’s staffing and personnel;

•
Adequacy/robustness of ISS’s Policies and Procedures and review of their policies for conflict issues;
•
Adequacy of control environment and operational controls of ISS (i.e., SSAE 18);
•
Review of any specific conflicts ISS may have with regard to TSW;
•
Review of ISS for any business changes that may affect services provided to TSW; and
•
Review quarterly reporting package provided by ISS and enhance this package as necessary for any additional information that is needed.
TSW will take the following steps should there ever be an issue/error that occurs with regard to its proxy voting responsibilities:
•
Follow up with ISS to determine the cause of and the details surrounding the issue;
•
Report back to the affected client immediately with such details and how the issue will be resolved;
•
Put additional controls in place if necessary, to prevent such issues from occurring in the future; and
•
Report back to the affected client with the final resolution and any remedial steps.

Transamerica Asset Management, Inc.
Proxy Voting Policies and Procedures
1. Background
Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”) requires advisers to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. These policies and procedures must be in writing and must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.
Rule 206(4)-6 also requires each investment adviser to (1) disclose to clients how they may obtain information from the adviser about how it voted with respect to their respective securities; and (2) describe to clients its proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
Accordingly, Transamerica Asset Management, Inc. (“TAM”) has adopted and implements written procedures designed to enable it to identify, address and monitor potential conflicts of interest.
2. Policy
TAM recognizes that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of the advisory clients of TAM. TAM’s proxy voting policies and procedures are designed to implement TAM’s duty to vote proxies in clients’ best interests.
3. Sub-Advised Registered Investment Companies
TAM has delegated the responsibility to exercise voting authority with respect to securities held in the portfolios of the registered investment companies for which one or more sub-advisers has been retained by TAM as sub-adviser(s) for each such portfolio. The proxy voting policies and procedures of the respective sub-advisers are used to determine how to vote proxies relating to securities held by each such portfolio.
4. Asset Allocation Registered Investment Companies
TAM exercises voting discretion for the Horizon Asset Allocation Funds and Transamerica 60/40 Allocation VP of Transamerica Series Trust (“Asset Allocation Funds”), or if specifically designated to TAM by its sub-advisory agreement.
TAM manages portfolios for Transamerica Funds, Transamerica Series Trust and Transamerica Asset Allocation Funds (collectively, the “Funds”). TAM may invest an Asset Allocation Fund in shares of the Funds. If a Fund solicits a proxy for which an Asset Allocation Fund is entitled to vote, TAM’s interests as manager of the Fund might appear to conflict with the interests of the shareholders of the Asset Allocation Fund. In these cases, TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM, and/ or its affiliates and the funds by either: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a fund’s shares; or (iii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.
Revised: April 30, 2020, November 17, 2020, September 1, 2022, August 1, 2023
Transamerica Funds
Transamerica Series Trust
PROXY VOTING POLICIES AND PROCEDURES
I. Statement of Principle
Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion to secure the long-term interests of the shareholders of the Transamerica Funds and Transamerica Series Trust, (collectively, the “Funds”). The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ shareholders and have accordingly adopted these procedures.
II. Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies
Each Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Manager”), as investment adviser to each Fund, which in turn delegates proxy voting authority for most portfolios of the Funds to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. For each Fund, the Manager and/or the Sub-Adviser make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the applicable Fund and approved by the applicable Fund's Board of Trustees.
III. Proxy Voting Requirements Under Rule 12d1-4 (Fund of Funds)
Any Fund that participates in fund of funds arrangements as either Acquiring Fund or Acquired Fund in reliance on Rule 12d1-4 under the Investment Company Act of 1940 may have additional proxy voting requirements. The concept of an Advisory Group also comes into play and means either: (i) the Acquiring Fund’s Manager, and any person controlling, controlled by, or under common control with such Manager, or (ii) the Acquiring Fund’s Sub-Adviser and any person controlling, controlled by, or under common control with such Sub-Adviser.

1.
Voting Requirements. An Acquiring Fund and its Advisory Group are required to use mirror voting when the Acquiring Fund and its Advisory Group, beneficially own, individually or in the aggregate, more than:
(a) 25% of the outstanding voting securities of an Acquired Fund that is an open-end fund or unit investment trust (i.e., as a result of a decrease in the outstanding voting securities of the Acquired Fund and not as a result of a prohibited acquisition of voting securities of the Acquired Fund); or
(b) 10% of the outstanding voting securities of an Acquired Fund that is a closed-end fund or BDC.
2.
Pass Through Voting Requirement. In circumstances where all holders of the outstanding voting securities of the Acquired Fund are required by Rule 12d1-4 or otherwise under Section 12(d)(1) to use mirror voting (e.g., Section 12(d)(1)(E)), the Acquiring Fund will seek instructions from its security holders with regard to the voting of all proxies with respect to such Acquired Fund securities and vote such proxies only in accordance with such instructions (i.e., pass through voting).
3.
Exceptions to Voting Requirements. The requirements outlined in Sections III.1 and III.2 above do not apply where:
(a) An Acquiring Fund and an Acquired Fund are both within the Transamerica Funds Complex; or
(b) The Acquiring Fund’s Sub-Adviser, or any person controlling, controlled by, or under common control with that Sub-Adviser, acts as the Acquired Fund’s investment adviser.
IV. Securities on Loan
The Boards of Trustees/Directors of the Funds have authorized the Manager, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Manager will promptly contact State Street and terminate the loan.
V. Conflicts of Interest
The Board of Trustees/Directors seeks to ensure that proxies are voted in the best interests of Fund shareholders. For certain proxy proposals, the Manager’s interests, the interests of the Sub-Adviser and/or their affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill their fiduciary responsibility to shareholders in these circumstances, the Manager and the Sub-Advisers are required to establish procedures that are reasonably designed to address material conflicts between their interests and those of the Funds.
When a Sub-Adviser deems that it is conflicted with respect to a voting matter, its policy may call for it to seek voting instructions from the client. The Manager is authorized by the Board of Trustees/Directors to consider any such matters and provide voting instructions to the Sub-Adviser, unless the Manager has determined that its interests are conflicted with Fund shareholders with respect to the voting matter. In those instances, the Manager will instruct the Sub-Adviser to vote in accordance with the recommendation of a third-party proxy voting advisory service.
If a material conflict arises between the Manager or its affiliates and the Funds, in every case where the Manager exercises voting discretion, the Manager will (i) vote in accordance with the recommendation of a third-party (such as Glass Lewis) or Board(s); (ii) vote the shares in the same proportion as the vote of all of the other holders of the Fund's shares; or (iii) obtain the consent of the Board (or a Board Committee) with full disclosure of the conflict.
If the methods for addressing conflicts of interest, as described above, are deemed by the Manager to be unreasonable due to cost, timing or other factors, then the Manager may decline to vote in those instances.
VI. Recordkeeping
The Manager and the Sub-Advisers shall maintain records of all votes cast on behalf of the Funds. Such documentation will include the firm's proxy voting policies and procedures, company reports provided by proxy voting advisory services, additional information gathered by the Manager or the Sub-Adviser that was material to reaching a voting decision, and communications to the Manager regarding any identified conflicts. The Manager and the Sub-Advisers shall maintain voting records in a manner to facilitate the Funds' production of the Form N-PX filing on an annual basis.
All books and records required to be maintained under this Section V will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal years during which the last entry was made on the record, the first two years in an appropriate location.
VII. Disclosure
The Manager will coordinate the compilation of the Funds' proxy voting record for the most recent 12 months ended June 30 and file the required information with the SEC via Form N-PX by August 31 of each year. The Manager will include a copy of or a summary of this policy and the proxy voting policies and procedures of the Manager and the Sub-Advisers, as applicable, in each Fund's Statement of Additional Information (“SAI”). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of this policy and the proxy voting policies and procedures of the Manager and the Sub-Advisers, as applicable, are (a) available upon request, without charge, by toll-free telephone request, (b) on the Funds' website (if applicable), and (c) on the SEC's website in the SAI. The

SAI and shareholder reports will also disclose that the Funds' proxy voting record is available on the Funds' website and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description by first-class mail or other means designed to ensure prompt delivery, such as email.
VIII. Manager Oversight
The Manager shall review a Sub-Adviser’s proxy voting policies and procedures for compliance with this Policy and applicable laws and regulations prior to initial delegation of proxy voting authority. The Manager will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Funds and Adviser.
Revised: July 2015, March 2020, January 2022, April 2022, August 2023

Appendix B – Portfolio Managers
In addition to managing the assets of each fund, a portfolio manager may have responsibility for managing other client accounts of the applicable adviser or its affiliates. The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than each fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of each fund's most recent fiscal year end, unless otherwise noted.
Aegon Asset Management UK plc (“AAM”)
Transamerica Sustainable Equity Income
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Mark Peden, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Robin Black	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Mark Peden, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Robin Black	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Conflict of Interest
The discussion below highlights certain actual, apparent and potential conflicts of interest that exist as a result of Aegon AM UK’s management of the funds and other accounts. There is no assurance that conflicts of interest will be resolved in favor of fund shareholders. Conflicts of interest not described below may also exist.
Aegon AM UK manages accounts for a variety of clients including affiliated clients, which make up the majority of Aegon AM UK’s assets. Some of these accounts have fee structures, including incentive fees, which are or have the potential to be higher than the fees Aegon AM UK receives for managing the fund.
Aegon AM UK manages other accounts that have investment objectives, strategies, time horizons, and risk profiles that differ from those of the funds. Consequently, Aegon AM UK may purchase or sell securities, including new issues, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.
Aegon AM UK may also place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund. For example, Aegon AM UK may purchase a security in one account while appropriately selling that same security in another account. Similarly, Aegon AM UK may invest in different classes of securities of the same issuer for different accounts, which could create situations where actions it takes on behalf of one client can have an adverse impact on another client which owns a different class of securities of the same issuer.
Aegon AM UK may obtain confidential or material non-public information regarding securities held in the funds. In such instances, Aegon AM UK will generally be prohibited from communicating such information to or using such information for the benefit of its clients. Consequently, Aegon AM UK’s ability to acquire or dispose of a security may be restricted.
Aegon AM UK also participates in a global research platform facilitated though a global sharing agreement with various Aegon Asset Management affiliates. Aegon AM UK independently manages investment strategies that separately utilize and depend on the global research platform. Conflicts may arise when portfolio managers from each affiliate trade in the same securities or issuers on behalf of their respective clients based on information derived from the global research platform. For example, advance access to investment research by one affiliate could result in a preferential allocation of securities trading opportunities that have limited availability.
Aegon AM UK recognizes the responsibility to treat all clients fairly and consistently. Aegon AM UK has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, and insider trading that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur.
Compensation
As of October 31, 2024, each portfolio manager’s compensation is provided directly by the sub-adviser and not by the funds. Each portfolio manager’s compensation consists of a fixed base salary and a variable performance incentive. The performance incentive is based on the following factors: the economic performance of the overall relevant portfolio manager’s asset class, including the performance of the relevant fund’s assets; leadership and communication with clients; assisting with the sub-advisers strategic goals; and financial results from Aegon Asset Management Holding B.V., and Aegon Ltd.
The portfolio managers may also participate in the sub-adviser’s long-term compensation plan, which is awarded as deferred cash notionally invested in select sub-adviser’s strategies during the vesting period as described in the long-term compensation plan. Payout is based on a combination of personal employee, sub-adviser, Aegon Asset Management Holding B.V. and Aegon Ltd. performance factors. Pay out from the long-term incentive occurs after a two or three-year vesting period depending on role, level and local remuneration practices and requirements.
Ownership of Securities
As of October 31, 2024, the portfolio manager(s) did not beneficially own any shares of the fund(s).

PineBridge Investments LLC (“PineBridge”)
Transamerica Strategic Income
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Peter Hu, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Michael J. Kelly, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Steven Oh, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Robert A. Vanden Assem, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Roberto Coronado	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Gunter H. Seeger	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Peter Hu, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Michael J. Kelly, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Steven Oh, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Robert A. Vanden Assem, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Roberto Coronado	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Gunter H. Seeger	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Conflict of Interest
PineBridge recognizes that it may be subject to a conflict of interest with respect to allocations of investment opportunities and transactions among its clients. To mitigate these conflicts, PineBridge’s policies and procedures seek to provide that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of PineBridge’s economic, investment or other financial interests. Personal securities transactions by an employee may raise a potential conflict of interest when an employee trades in a security that is considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client, in that the employee may be able to personally benefit from prior knowledge of transactions for a client by trading in a personal account. PineBridge has policies to address potential conflicts of interest when its employees buy or sell securities also bought or sold for clients. Under certain circumstances, conflicts may arise in cases where different clients of PineBridge invest in different parts of a single issuer’s capital structure, including circumstances in which one or more PineBridge clients may own private securities or obligations of an issuer and other PineBridge clients may own public securities of the same issuer. Such conflicts of interest will be discussed and resolved on a case-by-case basis and will take into consideration the interest of the relevant clients, the circumstances giving rise to the conflict, and applicable regulations. For a more detailed discussion of conflicts of interest, please refer to PineBridge Investments LLC’s Form ADV Part 2.
Compensation
Compensation for all PineBridge Portfolio Managers consists of both a salary and a bonus component. The salary component is a fixed base salary, and does not vary based on a Portfolio Manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a Portfolio Manager’s individual performance and the overall performance of PineBridge. In assessing individual performance of Portfolio Managers, both qualitative performance measures and also quantitative performance measures assessing the management of a Portfolio Manager’s funds are considered. A Portfolio Manager may be offered a long‐term incentive/performance unit plan (LTI) to share in the long‐term growth of the company. The LTI Plan allows for the granting of incentive units representing equity interests in the company with the main objective of attracting and retaining talent, incentivizing employee long‐term performance and ensuring employee alignment of interests with the firm’s long‐term vision and goals.
Ownership of Securities
As of October 31, 2024, the portfolio manager(s) did not beneficially own any shares of the fund(s).

Sands Capital Management, LLC (“Sands Capital”)
Transamerica International Focus
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Danielle J. Menichella, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Michael F. Raab, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Sunil H. Thakor, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Danielle J. Menichella, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Michael F. Raab, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Sunil H. Thakor, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Conflict of Interest
Because portfolio managers may manage multiple accounts for multiple clients, conflicts of interest may arise in connection with the portfolio managers’ management of the fund’s investments on the one hand and the investments of other clients on the other hand. For example, conflicts of interest could result from a portfolio manager’s management of multiple accounts for multiple clients, the execution and allocation of investment opportunities, the use of brokerage commission to obtain research, and personal trading by firm employees. Sands Capital has addressed these conflicts by developing policies and procedures it believes are reasonably designed to treat all clients in a fair and equitable manner over time. Sands Capital’s policies and procedures address such issues as execution of portfolio transactions, aggregation, and allocation of trades, directed brokerage, and the use of brokerage commissions. Additionally, Sands Capital maintains a Code of Ethics and Insider Trading Policies and Procedures that address rules on personal trading and insider information.
For a more detailed description of potential conflicts of interest, please refer to the language from Sands Capital’s ADV Part 2A.
Compensation
Compensation for Sands Capital’s investment professionals is comprised of a salary competitive in the industry, an annual qualitative bonus based on subjective review of the employees’ overall contribution, and a standard profit-sharing plan and 401(k) plan. Additional incentives include equity participation. The investment professionals also participate in an investment results bonus. The investment results bonus is calculated from the pre-tax performance variance of the Sands Capital composite returns and their respective benchmarks over 1, 3, and 5 year periods, weighted towards the 3 and 5 year results.
Ownership of Securities
As of October 31, 2024, the portfolio manager(s) did not beneficially own any shares of the fund(s).

Systematic Financial Management, L.P. (“Systematic”)
Transamerica Small Cap Value
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kenneth W. Burgess, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
W. Ryan Wick, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kenneth W. Burgess, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
W. Ryan Wick, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Conflict of Interest
Portfolio managers of Systematic Financial Management, LP (“Systematic”) oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. The simultaneous management of these diverse accounts and specific client circumstances may create perceived conflicts of interest related to differences in the investment management fees charged and unequal time and attention devoted to certain accounts. However, Systematic recognizes its affirmative duty to treat all accounts fairly and equitably over time and maintains a series of controls in furtherance of this goal.
Generally, portfolio managers apply investment decisions to all accounts utilizing a particular strategy on a pro rata basis, while also accounting for varying client circumstances, including client objectives and preferences, instructions, restrictions, account size, cash availability and current specific needs. Nevertheless, during the normal course of managing assets for multiple clients of different types and asset levels, portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve, without limitation, investment security selection, employee personal securities trading, proxy voting and the allocation of investment opportunities. To mitigate these potential conflicts and ensure its clients are not negatively impacted by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies and procedures that are overseen by compliance professionals and, in Systematic’s view, reasonably designed to prevent and detect conflicts.
For example, Systematic’s Code of Ethics restricts employees’ personal securities trading, forbids employees from giving, soliciting or accepting inappropriate gifts and entertainment and requires employees to receive explicit approval prior to serving as a board member or officer of a public company or rendering outside investment advice. Additionally, to effectively remove conflicts of interest related to voting proxies for accounts that have delegated such authority to Systematic, Systematic has a Proxy Voting Policy that provides for an independent third-party proxy voting agent, which agent’s pre-determined voting policy guidelines Systematic has adopted. Systematic’s Allocation and Aggregation and Trade Error Correction policies similarly seek to reduce potential conflicts of interest by promoting the fair and equitable allocation of investment opportunities among client accounts over time and the consistent resolution of trading errors.
Notably, Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds its equity interest in Systematic through its holding companies Titan NJ LP Holdings LLC and Titan NJ GP Holdings, Inc. Systematic operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic. The AMG Affiliates do not formulate advice for Systematic’s clients and do not, in Systematic’s view, present any potential conflict of interest with Systematic’s clients.
Compensation
The compensation package for portfolio managers Kenneth W. Burgess, CFA and W. Ryan Wick, CFA consists of a fixed base salary and a share of Systematic’s revenues. Total compensation is influenced by Systematic’s overall revenues and therefore is based in part on the aggregate performance of all of Systematic’s portfolios. Portfolio managers are not compensated solely on the basis of the performance of, or the value of assets held in, any product managed by Systematic. Moreover, the portfolio managers are provided with a benefits package, including health insurance, and participation in a company 401(K) plan, comparable to that received by other Systematic employees.
Ownership of Securities
As of October 31, 2024, the portfolio manager(s) did not beneficially own any shares of the fund(s).

Thompson, Siegel & Walmsley LLC (“TSW”)
Transamerica Emerging Markets Equity
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Elliott W. Jones, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Elliott W. Jones, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Conflict of Interest
TSW seeks to minimize actual or potential conflicts of interest that may arise from its management of the fund and management of non-fund accounts. TSW has designed and implemented policies and procedures to address (although may not eliminate) potential conflicts of interest, including, among others, performance based fees; hedge funds; aggregation, allocation, and best execution or orders; TSW’s Code of Ethics which requires personnel to act solely in the best interest of their clients and imposes certain restrictions on the ability of Access Persons to engage in personal securities transactions for their own account(s), and procedures to ensure soft dollar arrangements meet the necessary requirements of Section 28(e) of the Securities Exchange Act of 1934. TSW seeks to treat all clients fairly and to put clients’ interests first.
Compensation
TSW’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TSW Compensation Committee is responsible for determining the discretionary bonuses, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation include: overall firm success, investment team performance and individual contribution. A portion of the bonus (up to 35%) may be deferred into Perpetual stock, TSW Funds or a combination of the two.
Ownership of Securities
As of October 31, 2024, the portfolio manager(s) did not beneficially own any shares of the fund(s), except as follows: [TO BE UPDATED]
Portfolio Manager	Range of Securities Owned	Fund

Appendix C – Securities Lending Activities
(for the fiscal year ended October 31, 2024)
Transamerica Emerging Markets Equity
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[ ]
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$[ ]
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$[ ]
Administrative fees not included in revenue split	$[ ]
Indemnification fees not included in revenue split	$[ ]
Rebate (paid to borrower)	$[ ]
Other fees not included in revenue split	$[ ]
Aggregate fees/compensation for securities lending activities	$[ ]
Net income from securities lending activities	$[ ]

Transamerica International Focus
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[ ]
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$[ ]
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$[ ]
Administrative fees not included in revenue split	$[ ]
Indemnification fees not included in revenue split	$[ ]
Rebate (paid to borrower)	$[ ]
Other fees not included in revenue split	$[ ]
Aggregate fees/compensation for securities lending activities	$[ ]
Net income from securities lending activities	$[ ]

Transamerica Small Cap Value
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[ ]
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$[ ]
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$[ ]
Administrative fees not included in revenue split	$[ ]
Indemnification fees not included in revenue split	$[ ]
Rebate (paid to borrower)	$[ ]
Other fees not included in revenue split	$[ ]
Aggregate fees/compensation for securities lending activities	$[ ]
Net income from securities lending activities	$[ ]

Transamerica Strategic Income
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[ ]
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$[ ]
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$[ ]
Administrative fees not included in revenue split	$[ ]
Indemnification fees not included in revenue split	$[ ]
Rebate (paid to borrower)	$[ ]
Other fees not included in revenue split	$[ ]
Aggregate fees/compensation for securities lending activities	$[ ]
Net income from securities lending activities	$[ ]
C-1

Transamerica Sustainable Equity Income
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[ ]
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$[ ]
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$[ ]
Administrative fees not included in revenue split	$[ ]
Indemnification fees not included in revenue split	$[ ]
Rebate (paid to borrower)	$[ ]
Other fees not included in revenue split	$[ ]
Aggregate fees/compensation for securities lending activities	$[ ]
Net income from securities lending activities	$[ ]
C-2

Transamerica Funds
Statement of Additional Information
[March 1, 2025]
Fund	Class R Ticker	Class R4 Ticker	Class I3 Ticker
Transamerica Emerging Markets Equity (formerly, Transamerica Emerging Markets Opportunities)	TEORX*	TEOPX*	-
Transamerica Small Cap Value	TRSLX	TSLFX	TSLTX
Each of the funds listed above is a series of Transamerica Funds. Each fund with “–” listed for a share class above indicates that share class is not a share class of the fund.
* This class of the fund is not currently offered.
This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the funds’ prospectus dated [March 1, 2025], as it may be supplemented or revised from time to time.
This SAI is incorporated by reference in its entirety into the prospectus. The prospectus and this SAI may be obtained free of charge by writing or calling the funds at the below address or toll-free telephone number. This SAI sets forth information that may be of interest to shareholders, but that is not necessarily included in the prospectus. Additional information about the funds’ investments is available in the funds’ Annual and Semi-Annual Reports to shareholders and in Form N-CSR, which may be obtained free of charge by writing or calling the funds at the below address or telephone number. The funds’ financial statements are incorporated herein by reference.

Investment Manager: Transamerica Asset Management, Inc.
1801 California Street, Suite 5200
Denver, CO 80202
Customer Service (888) 233-4339 (toll free)

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

General Description of the Trust and the Funds
Transamerica Funds (the “Trust”) is an open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Trust are currently divided into separate series (each a “fund” or together, the “funds”) described herein. Each fund offers one or more classes. The Trust may create additional series and classes from time to time.
The Trust was organized as a Delaware statutory trust on February 25, 2005. Prior to March 1, 2008, the Trust’s name was Transamerica IDEX Mutual Funds. The Trust is the successor to a Massachusetts business trust named Transamerica IDEX Mutual Funds.
Each fund is classified as diversified under the 1940 Act.
Transamerica Asset Management, Inc. (“TAM” or the “Investment Manager”) is the investment manager for each fund.
During the last five years, the names of certain funds have changed as follows:
Fund Name	Fund Name History
Transamerica Emerging Markets Equity	Transamerica Emerging Markets Opportunities was renamed Transamerica Emerging Markets Equity on August 30, 2024.
Transamerica Small Cap Value	N/A
Investment Objectives, Policies, Practices and Associated Risk Factors
The investment objective of each fund and the strategies each fund employs to achieve its objective are described in each fund’s prospectus. There can be no assurance that a fund will achieve its objective.
As indicated in each prospectus in the sections entitled “More on Each Fund’s Strategies and Investments” and “Features and Policies - Additional Information,” each fund’s investment objective and, unless otherwise noted in the prospectus or in this SAI, its investment policies and techniques may be changed by the funds’ Board of Trustees (the “Board”) without approval of shareholders. A change in the investment objective or policies of a fund may result in the fund having an investment objective or policies different from those which a shareholder deemed appropriate at the time of investment.
Investment Policies
Fundamental Investment Policies
Fundamental investment policies of each fund may not be changed without the vote of a majority of the outstanding voting securities of the fund, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the fund present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the fund.
Each fund has adopted the following fundamental policies:
1. Borrowing
The fund may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.
2. Underwriting Securities
The fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.
3. Making Loans
The fund may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4. Senior Securities
The fund may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.
5. Real Estate
The fund may not purchase or sell real estate except as permitted by the 1940 Act.
6. Commodities
The fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.
7. Concentration of Investments
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The fund may not make any investment if, as a result, the fund’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Solely for purposes of the above fundamental investment policies, the “1940 Act” shall mean the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time, or other successor law governing the regulation of investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority, or exemptive or other relief or permission from the SEC, SEC staff or other authority.
Additional Information about Fundamental Investment Policies
The following provides additional information about each fund’s fundamental investment policies. This information does not form part of the funds’ fundamental investment policies.
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes (the fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In accordance with Rule 18f-4 under the 1940 Act, when a fund engages in reverse repurchase agreements and similar financing transactions, the fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivative transactions” under Rule 18f-4 and comply with Rule 18f-4 with respect to such transactions.
With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the 1933 Act.
With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets. Each fund will be permitted by this policy to make loans of money, including to other funds, portfolio securities or other assets. Each fund has obtained exemptive relief from the SEC to make short term loans to other Transamerica funds through a credit facility in order to satisfy redemption requests or to cover unanticipated cash shortfalls; as discussed below under “Additional Information - Interfund Lending”. The conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending, however no lending activity is without risk.
With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities, except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging.
With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, rules under the 1940 Act generally limit a fund’s purchases of illiquid investments to 15% of net assets. The policy in (5) above will be interpreted not to prevent a fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, mortgage-backed securities (“MBS”) instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. In addition, owners of real estate may be subject to various liabilities, including environmental liabilities.
With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, rules under the 1940 Act generally limit a fund’s purchases of illiquid investments to 15% of net assets.
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With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; tax-exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (excluding private activity municipal securities backed principally by non-governmental issuers); and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers based solely on their domicile in a single jurisdiction or country as an issuer’s domicile will not be considered an industry for purposes of the policy. A type of investment (e.g., equity securities, fixed-income securities, investment companies, etc.) will not be considered to be an industry under the policy. The policy also will be interpreted to give broad authority to a fund as to how to reasonably classify issuers within or among industries. For purposes of determining compliance with its concentration policy, each fund will consider the holdings of any underlying Transamerica-sponsored mutual funds in which the fund invests. The funds intend to comply with the SEC staff’s view that securities issued by a foreign government constitute a single industry for purposes of calculating applicable limits on concentration.
The funds’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, its staff and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the practice will be considered to be permitted if either the 1940 Act permits the practice or the 1940 Act does not prohibit the practice.
Except for the fundamental policy on borrowing set forth in (1) above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in values or assets will not constitute a violation of such restriction.
The investment practices described above involve risks. Please see your fund’s prospectus(es) and this SAI for a description of certain of these risks.
Non-Fundamental Policies
The funds have adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval.
1.
Illiquid investments (all funds)
No fund may purchase any investment if, as a result, more than 15% of its net assets (5% of total assets with respect to Transamerica Government Money Market) would be invested in illiquid investments.
2.
Purchasing securities on margin (all funds)
No fund may purchase securities on margin except to obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts and other derivative instruments shall not constitute purchasing securities on margin.
3.
Underlying funds in funds-of-funds investment limitation (applicable funds: each fund in which Transamerica Asset Allocation Intermediate Horizon, Transamerica Asset Allocation Long Horizon and Transamerica Asset Allocation Short Horizon may invest as indicated in the “List and Description of Certain Underlying Funds” section of the prospectus)
No fund may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on the provisions of Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended. This policy does not prevent a fund from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.
Additional Information Regarding Investment Practices
Each fund’s principal investment strategies are set forth in its prospectus. This section further explains policies and strategies that may be utilized by the funds.
Please refer to each fund’s prospectus and investment restrictions for the policies and strategies pertinent to a particular fund.
Unless otherwise indicated, all limitations applicable to fund investments (as stated in the prospectus and elsewhere in this SAI) apply only at the time a transaction is entered into. If a percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in credit quality, will not constitute a violation of that limitation. There is no limit on the ability of a fund to make any type of investment or to invest in any type of security, except as expressly stated in the prospectus(es) or in this SAI or as imposed by law. Derivative instruments are taken into account when determining compliance with a fund's 80% policy and any other investment limitations expressed as a percentage of assets.
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Debt Securities and Fixed-Income Investing
Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. government, its agencies and instrumentalities; or foreign governments; asset-backed securities; collateralized-mortgage obligations (“CMOs”); zero coupon bonds; floating rate, inverse floating rate and index obligations; “strips”; structured notes; and pay-in-kind and step securities.
Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change, at least for some period of time. When a debt security is purchased, the fund owns “debt” and becomes a creditor to the company or government.
Consistent with its investment policies, a fund may invest in debt securities, which may be referred to as fixed-income instruments. These may include securities issued by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Consistent with its investment policies, a fund may invest in derivatives based on fixed-income instruments.
Generally, a fund uses the terms “debt security,” “bond,” “fixed-income instrument” and “fixed-income security” interchangeably, and these terms are interpreted broadly by a fund and include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities. As new debt securities are developed, a fund may invest in those securities as well.
Maturity and Duration: The maturity of a fixed-income security is a measure of the time remaining until the final payment on the security is due. For simple fixed-income securities, duration indicates the average time at which the security’s cash flows are to be received. For simple fixed-income securities with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bullet bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed-income security, the closer its duration will be to its final maturity; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter its duration will be compared to its final maturity. The determination of duration becomes more complex when fixed-income securities with features like floating coupon payments, optionality, prepayments, and structuring are evaluated. There are differing methodologies for computing effective duration prevailing in the industry. As a result, different investors may estimate duration differently.
Debt and fixed-income securities share three principal risks. First, the level of interest income generated by a fund’s fixed-income investments may decline due to a decrease in market interest rates. If rates decline, when a fund’s fixed-income securities mature or are sold, they may be replaced by lower-yielding investments. Second, the values of fixed-income securities fluctuate with changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund’s fixed-income investments. Conversely, during periods of rising interest rates, the value of a fund’s fixed-income investments will generally decline. However, a change in interest rates will not have the same impact on all fixed rate securities. For example, the magnitude of these fluctuations will generally be greater when a fund’s duration or average maturity is longer. Third, certain fixed-income securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay.
Mortgage-Backed Securities
Mortgage-backed securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities, or private issuers such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association (“GNMA”) certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federated National Mortgage Association (“Fannie Mae”) certificates, are not. The U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored entities in the future.
Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities’ weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.
The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency or private institution that issued or guarantees them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.
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Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a fund’s industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, a fund may take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries.
As noted above, there are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. In many cases, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or may be collateralized by a fund of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which a fund may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, a fund could experience losses in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a fund may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. If mortgage-backed securities or asset-backed securities are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income.
Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicle in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the
5

underlying mortgage loans, are held in reserve against future losses); and “over-collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. A fund may also buy mortgage-backed securities without insurance or guarantees.
If a fund purchases subordinated mortgage-backed securities, the payments of principal and interest on the fund’s subordinated securities generally will be made only after payments are made to the holders of securities senior to the fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, a fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss. Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a fund may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
A fund may invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and by private issuers entities, provided, however, that to the extent that a fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the fund’s investment in such securities will be subject to the limitations on its investment in investment company securities.
Asset-Backed Securities
Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties.
Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above, except that asset-backed securities may be backed by non-real-estate loans, leases or receivables such as auto, credit card or home equity loans.
Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) which may be affiliated or unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.
Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution. Assets that have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements. Other types of asset-backed securities include those that represent interest in pools of corporate bonds (such as collateralized bond obligations or “CBOs”), bank loans (such as collateralized loan obligations or “CLOs”) and other debt obligations (such as collateralized debt obligations or “CDOs”).
Asset-backed security values may also be affected by factors such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement and the exhaustion of any credit enhancement. The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). In its capacity as purchaser of an asset-backed security, a fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may experience delays in payments or losses if the full amounts due on underlying assets are not realized. Asset-backed securities may also present certain additional risks related to the particular type of collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed
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on the credit cards, thereby reducing the balance due. Asset-backed securities are also subject to prepayment risk, which may shorten the weighted average life of such securities and may lower their return. In addition, asset backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to a fund. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in a fund’s experiencing difficulty in selling or valuing asset-backed securities.
Corporate Debt Securities
Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “Convertible Securities” and “Variable or Floating Rate Securities,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.
Commercial Paper
Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Rating Group (“S&P”). Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing or rating of the issuer will fall, or that the secondary market in the issuer’s notes will become too limited to permit their liquidation at a reasonable price.
Commercial paper includes asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However, there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.
Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral, and a fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.
Bank Obligations
Bank obligations include dollar-denominated CDs, time deposits and bankers’ acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. CDs are short-term, unsecured, negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banks for specified periods of time at stated interest rates. Bankers’ acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.
Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (“FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state institutions are insured by the FDIC (although such insurance may not be of material benefit to a fund, depending upon the principal amount of obligations of each held by the fund) and are subject to federal examination and to a substantial body
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of federal law and regulation. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.
Obligations of foreign branches and subsidiaries of domestic banks and foreign branches of foreign banks, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.
Obligations of domestic branches of foreign banks may be general obligations of the parent bank, in addition to the issuing branch, or may be limited by the terms of a specific obligation and by state and federal regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.
Bank Capital Securities: Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.
Collateralized Debt Obligations
Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed-income securities (which may include high-risk, below-investment-grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly. CDOs may charge management fees and administrative expenses, which are in addition to those of a fund.
For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of subordinate tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid investments. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the risks typically associated with fixed-income securities discussed elsewhere in this SAI and a fund’s prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.
Zero Coupon, Step Coupon, Deferred Payment, Stripped and Pay-In-Kind Securities
Zero coupon bonds are issued and traded at a discount from their face values. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are issued and trade at a discount from their face values and pay coupon interest. The coupon rate typically is low for an initial period and then increases to a higher coupon rate thereafter. Deferred payment securities are securities that
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remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Stripped securities are securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.
Federal income tax law requires holders of zero coupon, step coupon and deferred payment securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even if prior to the receipt of the corresponding cash payment. In order to avoid a fund-level tax, a fund must distribute each year substantially all of its taxable income, including original issue discount accrued on zero coupon, step coupon or deferred payment securities. Because a fund may not receive full or even any cash payments on a current basis in respect of accrued original-issue discount on zero coupon, step coupon or deferred payment securities, in some years a fund may have to distribute cash obtained from other sources in order to satisfy those distribution requirements. A fund might obtain such cash from selling other fund holdings. These actions may reduce the assets to which a fund’s expenses could be allocated and may reduce the rate of return for the fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the fund to sell the securities at the time.
Generally, the market prices of zero coupon, step coupon, deferred payment, stripped and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Investments in zero coupon and step coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.
Repurchase Agreements
In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount which typically is unrelated to the coupon rate or maturity of the purchased security and represents compensation to the seller for use of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or collateral. All repurchase agreements entered into by a fund are fully collateralized at all times during the period of the agreement.
Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. Repurchase agreements involve risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
A fund may, together with other registered investment companies managed by the fund’s sub-adviser or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements, including tri-party subcustody repurchase arrangements.
Convertible Securities
Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.
As fixed-income securities, convertible securities provide for a stream of income. The yields on convertible securities generally are higher than those of common stocks. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, a convertible security offers the potential for capital appreciation through the conversion feature, enabling the holder to benefit from increases in the market price of the underlying common stock.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.
DECS (“Dividend Enhanced Convertible Stock,” or “Debt Exchangeable for Common Stock” when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a
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certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.
PERCS (“Preferred Equity Redeemable Stock,” convert into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.
In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a fund may invest are subject to the same rating criteria as the fund’s investment in non-convertible debt securities.
Unlike a convertible security which is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred shares with common stocks, warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by a fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.
A fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody’s or B- by Fitch, Inc., or, if not rated by S&P, Moody’s or Fitch, are of equivalent investment quality as determined by the sub-adviser.
High Yield Securities
Debt securities rated below investment grade (lower than Baa as determined by Moody’s, lower than BBB as determined by S&P or Fitch, Inc.) or, if unrated, determined to be below investment grade by a fund’s sub-adviser, are commonly referred to as “lower grade debt securities” or “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. Lower grade debt securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a fund to purchase and may also have the effect of limiting the ability of a fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.
Lower rated debt securities also present risks based on payment expectations. If an issuer calls the obligation for redemption, a fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by a fund may decline more than a fund consisting of higher rated securities. If a fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the fund and increasing the exposure of the fund to the risks of lower rated securities.
Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require sale of these securities by a fund, but a sub-adviser will consider the event in determining whether the fund should continue to hold the security.
Except for certain funds, a fund’s investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the fund’s net assets. Debt securities rated below the four highest categories are not considered “investment-grade” obligations.
Distressed Debt Securities
Distressed debt securities are debt securities that are purchased in the secondary market and are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by a fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of a sub-adviser of equivalent quality. Investment in distressed debt securities is speculative and involves significant risk. The risks associated with high-yield securities are heightened by investing in distressed debt securities.
A fund will generally make such investments only when the fund’s sub-adviser believes it is reasonably likely that the issuer of the distressed debt securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the fund will receive new
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securities (e.g., equity securities). However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a fund makes its investment in distressed debt securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the fund will receive any interest payments on the distressed debt securities, the fund will be subject to significant uncertainty as to whether or not the exchange offer or plan will be completed and the fund may be required to bear certain extraordinary expenses to protect or recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to the distressed debt securities held by a fund, there can be no assurance that the securities or other assets received by the fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt securities, the fund may be restricted from disposing of such securities.
Defaulted Securities
Defaulted securities are debt securities on which the issuer is not currently making interest payments. Generally, a fund will invest in defaulted securities only when its sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments, that the securities offer an unusual opportunity for capital appreciation or that other advantageous developments appear likely in the future. Notwithstanding a sub-adviser’s belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:
Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.
A fund will limit holdings of any such securities to amounts that its sub-adviser (if applicable) believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the fund’s ability to readily dispose of securities to meet redemptions.
Structured Notes and Related Instruments
“Structured” notes and other related instruments are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies and frequently are assembled in the form of medium-term notes, but a variety of forms is available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.
U.S. Government Securities
U.S. government obligations generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Examples of the types of U.S. government securities that a fund may hold include the Federal Housing Administration, Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency’s obligations (such as securities of Fannie Mae); or only by the credit of the issuing agency.
Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities. Such an event could lead to significant disruptions in U.S. and global markets.
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Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; Freddie Mac; and Fannie Mae.
Obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies. In the case of obligations not backed by the full faith and credit of the U.S., a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.
Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.
The interest rate on a floating rate debt instrument (a “floater”) is a variable rate which is tied to another interest rate, such as a corporate bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters may provide a fund with a certain degree of protection against rising interest rates, although a fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The interest rate on an inverse floating rate debt instrument (an “inverse floater”) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values.
Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a fund is not entitled to exercise its demand rights, and a fund could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time a fund involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.
Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a fund and the issuer, they are not normally traded.
Although no active secondary market may exist for these notes, a fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy a sub-adviser that the ratings are within, or equivalent to, the two highest ratings of commercial paper.
In addition, when purchasing variable rate master demand notes, a sub-adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.
In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
Municipal Securities
Municipal securities generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) or other qualifying issuers, participation or other interests in these securities and other related investments. A shareholder in a fund will generally exclude from gross income its allocable share of the interest the fund receives on municipal securities.
Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.
The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of
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principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
Private Activity Bonds: Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.
Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal alternative minimum tax (“AMT”) applicable to individuals. Bonds issued in 2009 and 2010 generally are not treated as private activity bonds, and interest earned on such bonds generally is not treated as a tax preference item. Non-corporate investors may be subject to a federal AMT to the extent that the fund derives interest from private activity bonds.
Industrial Development Bonds: Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the federal AMT applicable to individuals.
Municipal Notes: Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.
Municipal Commercial Paper: Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. The availability of municipal commercial paper may be limited at times.
Participation Interests: A participation interest in municipal obligations (such as private activity bonds and municipal lease obligations) gives a fund an undivided interest in the municipal obligation in the proportion that the fund’s participation interest bears to the total principal amount of the municipal obligation. Participation interests in municipal obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company. A fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the fund’s participation in the security, plus accrued interest. Purchase of a participation interest may involve the risk that a fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid on that municipal obligation.
Variable Rate Obligations: The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.
Municipal Lease Obligations: Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. A fund may purchase these obligations directly, or they may
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purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations; and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to “non-appropriation” risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.
Residual Interest Bonds: Residual Interest Bonds (sometimes referred to as inverse floaters) (“RIBs”) are created by brokers by depositing a Municipal Bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days, while the RIB holder receives the balance of the income from the underlying Municipal Bond less an auction fee. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBs have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to a fund when short-term interest rates rise, and increase the interest paid to a fund when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable.
Tax-Exempt Commercial Paper: Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.
Custodial Receipts and Certificates: Custodial receipts or certificates underwritten by securities dealers or banks evidence ownership of future interest payments, principal payments or both on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.
Stand-By Commitments: Under a stand-by commitment a dealer agrees to purchase, at the fund’s option, specified municipal obligations held by the fund at a specified price and, in this respect, stand-by commitments are comparable to put options. A stand-by commitment entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The fund will be subject to credit risk with respect to an institution providing a stand-by commitment and a decline in the credit quality of the institution could cause losses to the fund.
Tender Option Bonds: A tender option bond is a municipal bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the institution generally receives periodic fees equal to the difference between the municipal bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par. Thus, after payment of this fee, the security holder would effectively hold a demand obligation that bears interest at the prevailing short-term tax-exempt rate.
Loan Participations and Assignments
Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A fund may participate in such syndications, or can buy part of a loan, becoming a lender. A fund’s investment in a loan participation typically will result in the fund having a contractual relationship only with the lender and not with the borrower. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund may be subject to the credit risk of both the borrower and the lender that is selling the
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participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan.
When a fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
Certain of the participations or assignments acquired by a fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. A fund may acquire loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which a fund may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.
Because there is no liquid market for commercial loans, the funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a fund’s ability to dispose of particular assignments or participations when necessary to meet redemptions of fund shares, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market also may make it more difficult for a fund to assign a value to those securities for purposes of valuing the fund’s investments and calculating its net asset value.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a fund. For example, if a loan is foreclosed, a fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under certain legal theories of lender liability, a fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a fund relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
Subordinated Securities
Subordinated securities are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are determined by a fund’s sub-adviser to be of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.
Participation Interests
A participation interest gives a fund an undivided interest in the security in the proportion that the fund’s participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by a fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated participation interests, the fund’s sub-adviser must have determined that the instrument is of comparable quality to those instruments in which the fund may invest. For certain participation interests, a fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the fund’s participation interest in the security, plus accrued interest. As to these instruments, a fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its portfolio.
Unsecured Promissory Notes
A fund also may purchase unsecured promissory notes which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the fund’s investment objective.
Guaranteed Investment Contracts
A fund may invest in guaranteed investment contracts (“GICs”) issued by insurance companies. Pursuant to such contracts, a fund makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the portfolio guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. Because a fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less,
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the GIC is considered an illiquid investment. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.
Credit-Linked Securities
Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed-income markets. For example, a fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a fund would receive as an investor in the trust. A fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a fund’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act and certain rules thereunder.
Event-Linked Bonds
A fund may invest a portion of its net assets in “event-linked bonds,” which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose a fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, liquidity risk, and adverse tax consequences.
Equity Securities and Related Investments
Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed-income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by a fund. Also, the prices of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by a fund.
Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.
There may be little trading in the secondary market for particular equity securities, which may adversely affect a fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.
Common Stocks: Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.
Preferred Stocks: A fund may purchase preferred stock. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
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The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.
Investments in Initial Public Offerings: A fund may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of a fund’s investment performance. A fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will result in positive investment performance. In addition, as a fund’s portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the fund is likely to decrease.
Warrants and Rights
A fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a given number of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and are offered during a set subscription period.
Warrants and rights are subject to the same market risks as common stocks, but may be more volatile in price. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to its expiration date.
Derivatives
The following investments are subject to limitations as set forth in each fund’s investment restrictions and policies.
A fund may utilize options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps (including total return swaps, some of which may be known as contracts for difference), swaps on futures contracts, caps, floors, collars, indexed securities, various mortgage-related obligations, structured or synthetic financial instruments and other derivative instruments (collectively, “Financial Instruments”). A fund may use Financial Instruments for any purpose, including as a substitute for other investments, to attempt to enhance its portfolio’s return or yield and to alter the investment characteristics of its portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”). A fund may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.
The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. Rule 18f-4 under the 1940 Act governs a fund’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the fund. Rule 18f-4 under the 1940 Act permits a fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.
Rule 18f-4 requires a fund that invests in Derivatives Transactions above a specified amount to adopt and implement a derivatives risk management program administered by a derivatives risk manager that is appointed by and overseen by the fund’s Board of Trustees, and comply with an outer limit on fund leverage risk based on value at risk. A fund that uses Derivative Transactions in a limited amount is considered a “limited derivatives user,” as defined by Rule 18f-4, and is not subject to the full requirements of Rule 18f-4, but must adopt and implement policies and procedures reasonably designed to manage the fund’s derivatives risk. Funds are subject to reporting and recordkeeping requirements regarding their derivatives use.
The requirements of Rule 18f-4 may limit a fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a fund’s investments and cost of doing business, which could adversely affect the value of a fund’s investments and/or the performance of a fund. The rule also may not be effective to limit a fund’s risk of loss. In particular, measurements of value at risk rely on historical data and may not accurately measure the degree of risk reflected in a fund’s derivatives or other investments. There may be additional regulation of the use of derivatives by registered investment companies, such as the funds, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.
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In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation and coverage framework arising from prior SEC guidance for covering derivatives and similar instruments. A fund may still segregate cash or other liquid or other assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties.
The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (the “CFTC”), or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that a fund may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, a fund’s ability to use Financial Instruments may be limited by tax considerations.
In addition to the instruments and strategies discussed in this section, a sub-adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as a sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. A sub-adviser may utilize these opportunities and techniques to the extent that they are consistent with a fund’s investment objective and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.
This discussion is not intended to limit a fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by a fund as broadly as possible. Statements concerning what a fund may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the prospectus or this discussion indicates that a fund may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.
The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to a fund. In general, the use of Financial Instruments may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to a fund. As noted above, there can be no assurance that any derivatives strategy will succeed.
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Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a fund’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon the sub-adviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other instrument or measure. Even if a sub-adviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.
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A fund may segregate cash or other liquid assets to cover the funding of its obligations under Financial Instruments or make margin payments when it takes positions in Financial Instruments involving obligations to third parties. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against a fund’s position, the fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to a fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If a fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the fund will continue to be subject to investment risk on the assets. In addition, a fund may not be able to recover the full amount of its margin from an intermediary if that intermediary were to experience financial difficulty. Segregation, cover, margin and collateral requirements may impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.
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A fund’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or a fund is not successful in its negotiations, a fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. A fund may be required to make delivery of portfolio securities or other assets underlying a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, a fund continues to be subject to investment risk on the Financial Instrument. A fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.
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Certain Financial Instruments transactions may have a leveraging effect on a fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When a fund engages in transactions that have a leveraging effect, the value of the fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than a fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.
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Many Financial Instruments may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to a fund.
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Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain over-the-counter (or “OTC”) options and swaps, may be considered illiquid and therefore subject to a fund’s limitation on illiquid investments.
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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in a fund incurring substantial losses and/or not achieving anticipated gains. Even if the strategy works as intended, a fund might have been in a better position had it not attempted to hedge at all.
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Financial Instruments used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that a fund uses a Financial Instrument as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the transaction itself.
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Certain Financial Instruments involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.
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Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For Financial Instruments not guaranteed by an exchange or clearinghouse, a fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.
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Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties and/or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, the fund bears the risk of default by its counterparty. In a cleared derivatives transaction, the fund is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.
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Swap contracts involve special risks. Swaps may in some cases be illiquid. In the absence of a central exchange or market for swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The Dodd-Frank Act established a comprehensive new regulatory framework for swaps. Under this framework, regulation of the swap market is divided between the SEC and the CFTC. The SEC and CFTC have approved a number rules and interpretations as part of the establishment of this regulatory regime. It is possible that developments in the swap market, including additional regulations, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Credit default swaps involve additional risks. For example, credit default swaps increase credit risk since a fund has exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap.
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Certain derivatives, such as interest rate swaps and credit default swaps that are based on an index, are required under applicable law to be cleared by a regulated clearinghouse. Swaps subject to this requirement are typically submitted for clearing through brokerage firms that are members of the clearinghouse. A fund would establish an account with a brokerage firm to facilitate clearing such a swap, and the clearinghouse would become the fund’s counterparty. A brokerage firm would guarantee the fund’s performance on the swap to the clearinghouse. The fund would be exposed to the credit risk of the clearinghouse and the brokerage firm that holds the cleared swap. The brokerage firm also would impose margin requirements with respect to open cleared swap positions held by the fund, and the brokerage firm would be able to require termination of those positions in certain circumstances. These margin requirements and termination provisions may adversely affect the fund’s ability to trade cleared swaps. In addition, the fund may not be able to recover the full amount of its margin from a brokerage firm if the firm were to go into bankruptcy. It is also possible that the fund would not be able to enter into a swap transaction that is required to be cleared if no clearinghouse will accept the swap for clearing.
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Swaps that are required to be cleared must be traded on a regulated execution facility or contract market that makes them available for trading. The transition from trading swaps bilaterally to trading them on such a facility or market may not result in swaps being easier to
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trade or value and may present certain execution risks if these facilities and markets do not operate properly. On-facility trading of swaps is also expected to lead to greater standardization of their terms. It is possible that a fund may not be able to enter into swaps that fully meet its investment needs, or that the costs of entering into customized swaps, including any applicable margin requirements, will be significant.
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Financial Instruments transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of Financial Instruments transactions are also applicable to Financial Instruments used outside the U.S. Financial Instruments used outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments.
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Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.
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Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders.
Hedging: As stated above, the term “hedging” often is used to describe a transaction or strategy that is intended to mitigate risk of loss in some fashion. Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund’s portfolio. In a short hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.
Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to the portfolio security that a fund owns. Rather, it relates to a security that a fund intends to acquire. If a fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.
In hedging transactions, Financial Instruments on securities (such as options and/or futures) generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities generally are used to hedge either individual securities or broad debt market sectors.
Options – Generally: A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.
Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. When a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.
Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a fund may also suffer a loss. For example, if the market price of the security underlying a put option written by a fund declines to less than the exercise price of the option, minus the premium received, it can be expected that the option will be exercised and a fund would be required to purchase the security at more than its market value. If a security appreciates to a price higher than the exercise price of a call option written by a fund, it can be expected that the option will be exercised and a fund will be obligated to sell the security at less than its market value.
The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options purchased by a fund that expire unexercised have no value, and the fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a fund expires unexercised, the fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.
A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing
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purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration. There can be no assurance that it will be possible for a fund to enter into any closing transaction.
A type of put that a fund may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to a fund. An optional delivery standby commitment gives a fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.
Transamerica High Yield Bond may not write covered put and call options or buy put and call options and warrants on securities that are traded on U.S. and foreign securities exchanges and over-the-counter.
Options on Indices: Puts and calls on indices are similar to puts and calls on securities (described above) or futures contracts (described below) except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.
Options on indices may, depending on the circumstances, involve greater risk than options on securities. Because index options are settled in cash, when a fund writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.
Futures Contracts and Options on Futures Contracts: A financial futures contract sale creates an obligation by the seller to deliver the type of Financial Instrument or, in the case of index and similar futures, cash, called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the asset called for in the contract in a specified delivery month at a stated price. Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.
Futures strategies can be used to change the duration of a fund’s portfolio. If a sub-adviser wishes to shorten the duration of the fund’s portfolio, a fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If a sub-adviser wishes to lengthen the duration of a fund’s portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.
Futures contracts may also be used for other purposes, such as to simulate full investment in underlying securities while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.
No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit “initial margin.” Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Daily variation margin calls could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a disadvantageous time or price.
Although some futures and options on futures call for making or taking delivery of the underlying securities, currencies or cash, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same index, currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, a fund realizes a gain, or if it is more, a fund realizes a loss. If an offsetting sale price is more than the original purchase price, a fund realizes a gain, or if it is less, a fund realizes a loss. A fund will also bear transaction costs for each contract, which will be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
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If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
If an index future is used for hedging purposes the risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against a decline in the market, the market may advance and the value of the securities held in the fund may decline. If this occurred, a fund would lose money on the futures contract and also experience a decline in value of its portfolio securities.
Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If a sub-adviser then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, a fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.
Non-U.S. Currency Strategies: A fund may invest in securities that are denominated in non-U.S. currencies and may engage in a variety of non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates or to earn additional income. A fund may use options and futures contracts, swaps and indexed notes relating to non-U.S. currencies and forward currency contracts to attempt to hedge against movements in the values of the non-U.S. currencies in which the fund’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
The value of Financial Instruments on non-U.S. currencies depends on the value of the underlying currency relative to the U.S. dollar. Because non-U.S. currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in non-U.S. currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.
Settlement of transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency. Thus, a fund might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
Generally, OTC non-U.S. currency options used by a fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.
Forward Currency Contracts: A fund may enter into forward currency contracts to purchase or sell non-U.S. currencies for a fixed amount of U.S. dollars or another non-U.S. currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.
The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.
As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty.
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If a fund engages in a forward currency contract with respect to particular securities, the precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the non-U.S. currency, will change after the forward currency contract has been established. Thus, a fund might need to purchase or sell non-U.S. currencies in the spot (cash) market to the extent such non-U.S. currencies are not covered by forward currency contracts.
Swaps, Caps, Floors and Collars: A fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, to attempt to enhance yield or total return, or as a substitute for other investments. A swap typically involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.
Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price and yield because, and to the extent, these agreements affect a fund’s exposure to long- or short-term interest rates, non-U.S. currency values, mortgage-backed or other security values, corporate borrowing rates or other factors such as security prices or inflation rates.
Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options.
If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.
A fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or a non-U.S. corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap which may be significantly larger than a fund’s cost to enter into the credit default swap.
A fund may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a fund in the event of a default.
Contracts for Difference: A fund may enter into contracts for difference (“CFDs”). A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. (If the difference is negative, then the buyer instead pays the seller.) In effect, CFDs are Financial Instruments that allow a fund to take synthetic long or synthetic short positions on underlying assets.
CFDs are subject to liquidity risk because the liquidity of the CFD is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its ﬁnancial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on a fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase the fund’s ﬁnancial risk. CFDs, like many other Financial Instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the fund is liable. CFDs are not registered with the SEC or any U.S. regulator.
Combined Positions: A fund may purchase and write options in combination with each other, or in combination with other Financial Instruments, to adjust the risk and return characteristics of its overall position. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Turnover: A fund’s derivatives activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within a fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.
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Roll Timing: A fund may engage in roll-timing strategies where the fund seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (“TBA”) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.
Foreign Securities
The following investments are subject to limitations as set forth in each fund’s investment restrictions and policies.
A fund may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Fiduciary Depositary Receipts (“FDRs”) or other securities representing underlying shares of foreign companies.
The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain foreign countries, particularly emerging markets and frontier markets, may experience significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
Unanticipated political or social developments may affect the values of a fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue or reoccur.
Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold resulting in increased exposure of a fund to market and foreign exchange fluctuations brought about by such delays, and to the corresponding negative impact on fund liquidity.
The interest payable on a fund’s foreign securities may be subject to foreign withholding taxes, which will reduce the fund’s return on its investments. In addition, the operating expenses of a fund making such investment can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the costs of investing in foreign securities, such as custodial costs, valuation costs and communication costs, are higher than the costs of investing exclusively in U.S. securities.
There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in frontier markets and certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. In addition, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by a sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.
A fund may invest in securities of emerging market and frontier market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets countries. These securities may be U.S. dollar denominated or non-U.S. dollar denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other debt securities of foreign corporate issuers; and (d) non-dollar denominated debt obligations of U.S. corporate issuers. A fund may also invest in securities denominated in currencies of emerging market or frontier market countries. There is no minimum rating criteria for a fund’s investments in such securities.
Certain non-U.S. countries, including emerging markets and frontier markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization
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or other confiscation in any emerging country, a fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a fund’s investment in those markets and may increase the expenses of a fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade.
Custodian services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases because of settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund because of a subsequent decline in value of the portfolio security or could result in possible liability to the fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a fund against loss or theft of its assets.
A fund may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the fund’s investments in such countries. These taxes will reduce the return achieved by a fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.
The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A fund’s investment performance may be negatively affected by a devaluation of a currency in which the fund’s investments are quoted or denominated. Further, a fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country. All these factors are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Government intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.
ADRs, EDRs and GDRs: A fund may also purchase ADRs, American Depositary Debentures, American Depositary Notes, American Depositary Bonds, EDRs, GDRs and FDRs, or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A fund may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.
Eurodollar or Yankee Obligations: Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.
Sovereign Government and Supranational Debt: A fund may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt
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securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.
Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
Russian Securities
A fund may invest directly in the securities of Russian issuers or may have indirect exposure to Russian securities through its investment in one or more funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described above. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.
A risk with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for a fund to lose its registration through fraud, negligence, or even mere oversight. Each applicable fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive a fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a fund to incur losses due to a counterparty’s failure to pay for securities the fund has delivered or the fund’s inability to complete its contractual obligations because of theft or other reasons.
Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register.
In addition, Russia’s military invasion of Ukraine in February 2022 resulted in the U.S., other countries and certain international organizations levying broad economic sanctions against Russia. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The U.S. and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. A number of large corporations and U.S. states have also divested interests or otherwise curtailed business dealings with certain Russian businesses. In addition, certain index providers have removed Russian securities from their indices. These actions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia or other countries that support Russia’s military invasion in the future may result in the devaluation of Russian or other affected currencies, a downgrade in the sanctioned country’s credit rating, and a decline in the value and liquidity of Russian securities and securities of issuers in other countries that support the invasion. In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia may take additional countermeasures or retaliatory actions, which may also impair the value and liquidity of Russian securities and a fund’s investments. The potential for wider conflict may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries affected by the invasion. In addition, the ability to price, buy, sell, receive, or deliver such securities is also affected due to these measures. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions and/or countermeasures taken by Russia in response to the
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sanctions may require a fund to freeze its existing investments in companies operating in or having dealings with Russia or other sanctioned countries, which would prevent a fund from selling these investments, and the value of such investments held by a fund could be significantly impacted, which could lead to such investments being valued at zero. Any exposure that a fund may have to Russian counterparties or counterparties in other sanctioned countries also could negatively impact a fund’s portfolio. The extent and duration of Russia’s military actions, including any retaliatory actions or countermeasures that may be taken by Russia or others subject to sanctions (such as cyberattacks on other governments, corporations or individuals, restricting natural gas or other exports to other countries, seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe) are unpredictable, but could result in significant market disruptions. These and any related events could significantly impact a fund’s performance and the value of an investment in a fund even beyond any direct exposure a fund may have to Russian issuers or issuers in other countries affected by the invasion.
Other Investments
Illiquid Investments
An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may be difficult to value, and a fund may have difficulty disposing of such securities promptly.
The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. A fund may be restricted in its ability to sell such securities at a time when a fund’s sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a fund may have to sell other assets, rather than such illiquid investments, at a time that is not advantageous.
Each fund monitors the portion of its total assets that are invested in illiquid investments on an ongoing basis, not only at the time of the investment in such securities.
Investments in the Real Estate Industry and Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.
REITs (especially mortgage REITs) are also subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.
Certain funds may invest in foreign real estate companies, which are similar to entities organized and operated as REITs in the U.S. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, and a fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.
Commodities and Natural Resources
Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals, for example, gold, silver, platinum, and palladium, and other natural resources. Certain funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to, or instruments that result in exposure to, commodities markets. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and
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company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.
Commodity-Linked Investments
A fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked investments, including commodities futures contracts, commodity-linked derivatives, and commodity-linked notes. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked investments held by a fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.
The prices of commodity-linked investments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall fund diversification benefits. Under favorable economic conditions, a fund's commodity-linked investments may be expected to underperform an investment in traditional securities.
Hybrid Instruments
Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below-market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems. Hybrid instruments can have volatile prices and limited liquidity, and their use may not be successful.
Trade Claims
Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are speculative and are subject to the risks associated with low-quality obligations.
Passive Foreign Investment Companies
Certain foreign entities called passive foreign investment companies have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of passive foreign investment companies in which the fund invests. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the shareholders may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned by a fund from these investments.
To avoid such tax and interest, a fund generally intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income.
Master Limited Partnerships
Master Limited Partnership (“MLPs”) are limited partnerships whose shares (or units) are listed and traded on a U.S. securities exchange, just like common stock. To qualify for tax treatment as a partnership, an MLP must receive at least 90% of its income from qualifying sources such as natural resource activities. Natural resource activities include the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner, which is generally a major energy company, investment fund or the management of the MLP, typically controls the MLP through a 2% general partner equity interest in the MLP plus common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.
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MLPs are typically structured such that common units have first priority to receive quarterly cash distributions up to an established minimum quarterly dividend (“MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid. Once common units have been paid, subordinated units receive distributions of up to the MQD, but subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which maximizes value to unit holders. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where the general partner is receiving 50% of every incremental dollar paid to common and subordinated unit holders. By providing for incentive distributions the general partner is encouraged to streamline costs and acquire assets in order to grow the partnership, increase the partnership’s cash flow, and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.
MLP I-Shares
I-Shares represent an ownership interest issued by an affiliated party of an MLP. The MLP affiliate issuing the I-Shares is structured as a corporation for federal income tax purposes. I-Shares are traded on the New York Stock Exchange (“NYSE”) and the NYSE AMEX. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of i-units. i-units generally receive no allocations of income, gain, loss or deduction unless and until the MLP is liquidated. In addition, rather than receiving cash distributions, the MLP affiliate receives additional i-units based on a formula. Similarly, holders of I-Shares will receive additional I-Shares, in the same proportion as the MLP affiliates’ receipt of i-units, rather than cash distributions. Distributions of additional i-units and of additional I-Shares generally are not taxable events for the MLP affiliate and the holder of the I-Shares, respectively. I-Shares themselves have limited voting rights which are similar to those applicable to MLP common units.
Energy Infrastructure Companies
Companies engaged in the energy infrastructure sector principally include publicly-traded MLPs and limited liability companies taxed as partnerships, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that derive a substantial portion of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “Energy Infrastructure Companies”).
Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Infrastructure Companies which own the underlying energy commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems.
A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. In addition, Energy Infrastructure Companies engaged in the production of natural gas, natural gas liquids, crude oil, refined petroleum products or coal are subject to the risk that their commodity reserves naturally deplete over time.
Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies.
Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.
Other Investment Companies
Subject to applicable statutory and regulatory limitations and any applicable non-fundamental investment policies, a fund may invest in shares of other investment companies, including shares of other mutual funds, closed-end funds, and unregistered investment companies. Pursuant to a statutory exemption or an exemptive rule adopted by the SEC, a fund may invest in other investment companies beyond the statutory limits prescribed by the 1940 Act. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that the fund enter into a fund of funds investment agreement.
Investments in other investment companies are subject to the risk of the securities in which those investment companies invest. In addition, to the extent a fund invests in securities of other investment companies, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of a fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.
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Certain sub-advisers have received an exemptive order from the SEC permitting funds that are sub-advised by the sub-adviser to invest in affiliated registered money market funds and ETFs, and in an affiliated private investment company; provided however, that, among other limitations, in all cases the fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of its total assets at any time.
Exchange-Traded Funds (“ETFs”)
ETFs are typically registered investment companies whose securities are traded over an exchange at their market price. ETFs generally represent a portfolio of securities designed to track a particular market index or other group of securities. Other ETFs are actively managed and seek to achieve a stated objective by investing in a portfolio of securities and other assets. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the potential lack of liquidity of an ETF could result in it being more volatile. There is also a risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by a fund. Moreover, a fund’s investments in index-based ETFs may not exactly match the performance of a direct investment in the respective indices or portfolios of securities to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Additionally, ETFs have management fees which increase their costs.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout a trading day, bought and sold based on an exchange based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. However, the investments held by most ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is typically disseminated throughout the trading day. Due in part to this transparency, the trading prices of ETFs tend to closely track the actual net asset value of the underlying holdings and a fund will generally gain or lose value depending on the performance of the holdings. A fund may invest in ETFs that are index-based (“passively managed”) or actively managed. A sub-set of actively managed ETFs known as “semi-transparent ETFs” do not publicly disclose their holdings on each trading day. Actively managed ETFs, including semi-transparent ETFs, typically trade at larger discounts or premiums to actual net asset values than index-based ETFs. Gains or losses on a fund’s investment in an ETF, however, will ultimately depend on the purchase and sale price of the ETF.
Exchange-Traded Notes (“ETNs”)
ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on a fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service (the “IRS”) and may also be affected by future legislation.
Dollar Roll Transactions
“Dollar roll” transactions consist of the sale by a fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date. A fund will not use such transactions for leveraging purposes.
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The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund’s right to purchase from the counterparty might be restricted. In addition, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a fund, the security that the fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds the transaction costs.
Short Sales
In short selling transactions, a fund sells a security it does not own in anticipation that the price of the security will decline. The fund must borrow the same security and deliver it to the buyer to complete the sale. The fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the fund must replace the borrowed security. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, possible losses from short sales may, theoretically, be unlimited (e.g., if the price of a stock sold short rises) and a fund may be unable to replace a borrowed security sold short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions.
Short sales also involve other costs. A fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities. A fund secures its obligation to replace the borrowed security by depositing collateral with the lender or its custodian or qualified sub-custodian, usually in cash, U.S. government securities or other liquid securities similar to those borrowed. All short sales will be fully collateralized.
A fund may sell securities “short against the box.” In short sales “against the box,” the fund, at all times when the short position is open, owns an equal amount of the securities sold short or has the right to obtain, at no added cost, securities identical to those sold short. When selling short against the box, if the price of such securities were to increase rather than decrease, the fund would forgo the potential realization of the increased value of the shares sold short.
International Agency Obligations
Bonds, notes or Eurobonds of international agencies include securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. A fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the U.S.
When-Issued, Delayed Settlement and Forward Delivery Securities
Securities may be purchased and sold on a “when-issued,” “delayed settlement” or “forward (delayed) delivery” basis. “When-issued” or “forward delivery” refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.
A fund may engage in when-issued or forward delivery transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage (although leverage may result).
“Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by a fund until it receives payment or delivery from the other party to any of the above transactions.
New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.
At the time of settlement, the market value and/or the yield of the security may be more or less than the purchase price. A fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.
Additional Information
Temporary Defensive Position
At times a fund’s sub-adviser may judge that conditions in the securities markets make pursuing the fund’s typical investment strategy inconsistent with the best interest of its shareholders. At such times, a sub-adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the fund’s assets. In implementing these defensive strategies, a fund may invest without limit in securities that a sub-adviser believes present less risk to a fund, including equity securities, debt and fixed-income securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments, CDs, demand and time deposits, bankers’ acceptance or other securities a sub-adviser considers consistent with such defensive strategies, such as, but not limited to, options, futures, warrants or swaps. During periods in which such strategies are used, the duration of a fund may diverge from the duration range for that fund disclosed in its prospectus (if applicable). It is impossible to predict when, or for how long, a fund will use these alternative strategies. As a result of using these alternative strategies, a fund may not achieve its investment objective.
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Borrowings
[Certain funds participate in a syndicated, committed line of credit provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests. The participating funds will pay a commitment fee to maintain the line of credit, in addition to an upfront fee and the stated interest rate. Each participating fund is required to maintain a specified asset coverage ratio.]
When a fund invests borrowing proceeds in other securities, the fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. In addition, if a fund’s return on its investment of the borrowing proceeds does not equal or exceed the interest that a fund is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the fund’s return.
A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the portfolio managers’ strategy and result in lower fund returns. Interest on any borrowings will be a fund expense and will reduce the value of a fund’s shares.
A fund may borrow on a secured or on an unsecured basis. If a fund enters into a secured borrowing arrangement, a portion of the fund’s assets will be used as collateral. During the term of the borrowing, the fund will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a fund may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the portfolio managers’ strategy and result in lower fund returns. The fund would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the fund. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a fund’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.
The 1940 Act requires a fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the fund may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund Lending
To satisfy redemption requests or to cover unanticipated cash shortfalls, a fund may enter into lending agreements (“Interfund Lending Agreements”) under which the fund would lend money and borrow money for temporary purposes directly to and from another Transamerica fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to TAM and the Trust permitting such interfund lending. All Interfund Loans will consist only of uninvested cash reserves that the fund otherwise would invest in repurchase agreements or other short-term instruments.
If a fund has outstanding borrowings, any Interfund Loans to the fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.
A fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Transamerica fund, the fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. A fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would be more than 33 1∕3% of its total assets.
No fund may lend to another fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.
The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is
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without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates (if such borrowing is available) or sell securities at a loss if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.
Reverse Repurchase Agreements
A reverse repurchase agreement has the characteristics of a secured borrowing and creates leverage. In a reverse repurchase transaction, a fund sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a fund agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the fund received when it sold the instrument, representing the equivalent of an interest payment by the fund for the use of the cash. During the term of the transaction, a fund will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.
A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in its prospectus or this SAI, a fund may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the fund’s portfolio managers in other securities or instruments in an effort to increase the fund’s investment returns.
During the term of the transaction, a fund will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a fund reinvests the proceeds of a reverse repurchase agreement in other securities, the fund will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to satisfy the fund’s obligations under the reverse repurchase agreement. Like other leveraging risks, this makes the value of an investment in a fund more volatile and increases the fund’s overall investment exposure. This could also result in the fund having to dispose of investments at inopportune times and at disadvantageous amounts. In addition, if a fund’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the fund’s return.
When a fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.
In addition, a fund may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in losses.
Rule 18f-4 under the 1940 Act permits a fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as “derivatives transactions” under Rule 18f-4. See “Derivatives.”
Lending
Consistent with applicable regulatory requirements and the limitations as set forth in each fund's investment restrictions and policies, a fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board. Loans of securities will be secured continuously by collateral in cash or U.S. government or agency securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received by a fund will be invested in high quality short-term instruments, or in one or more funds maintained by the lending agent for the purpose of investing cash collateral. During the term of the loan, a fund will continue to have investment risk with respect to the security loaned, as well as risk with respect to the investment of the cash collateral. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, will receive any income generated by the fund’s investment of the collateral (subject to a rebate payable to the borrower and a percentage of the income payable to the lending agent). Where the borrower provides a fund with collateral other than cash, the borrower is also obligated to pay the fund a fee for use of the borrowed securities. A fund does not have the right to vote any securities having voting rights during the existence of the loan, but would retain the right to call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. In addition, a fund could suffer loss if the loan terminates and the fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer.
Voluntary Actions
From time to time, a fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a fund, and the acquisition is determined to be beneficial to fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this section or any percentage investment limitation of the 1940 Act or rules thereunder, if a fund has the opportunity to acquire a
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permitted security or instrument through a Voluntary Action, and the fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, after announcement of the offering, but prior to the receipt of the securities or instruments, the fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.
Cybersecurity
With the increased use of technologies to conduct business, a fund is susceptible to operational, information security and related risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Geopolitical tensions may increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the fund’s systems. Cyber incidents affecting a fund’s investment manager, sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation or remediation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been adequately identified or prepared for and that an attack may not be detected. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the fund or its shareholders. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value. A fund and its shareholders could be negatively impacted as a result.
Portfolio Turnover
Portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.
Changes in security holdings are made by a fund’s investment manager or sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.
The investment manager or a sub-adviser may engage in a significant number of short-term transactions if such investing serves a fund’s objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a fund; these charges are ultimately borne by the shareholders.
In computing the portfolio turnover rate, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the fund during the fiscal year.
There are no fixed limitations regarding the portfolio turnover rates of the funds. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of a fund may be disposed of when they are no longer deemed suitable.
The following funds had a significant variation in its portfolio turnover rates over the fiscal years ended October 31, 2023 and October 31, 2024: [TO BE UPDATED]
Historical turnover rates are included in the Financial Highlights tables in the prospectuses.
Disclosure of Portfolio Holdings
It is the policy of the funds to protect the confidentiality of their portfolio holdings and prevent the selective disclosure of non-public information about portfolio holdings. The funds’ service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the funds may be disclosed to any unaffiliated third party, except as provided below. The Board has adopted formal procedures governing compliance with these policies.
The funds believe the policy is in the best interests of each fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the funds’ portfolio holdings and the need to protect the funds from potentially harmful disclosures. Any conflicts of interest between the interests of fund shareholders and those of TAM or its affiliates are addressed in a manner that places the interests of fund shareholders first.
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Information concerning the funds’ holdings is available via the funds’ website at: www.transamerica.com/investments/mutual-funds. The funds generally make publicly available their complete portfolio holdings no sooner than 15 days after month-end. Such information generally remains on the website for 6 months, or as otherwise consistent with applicable regulations.
The funds’ semi-annual reports and annual reports contain a complete listing of each fund’s holdings as of the end of the fund’s second and fourth fiscal quarters. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov. Each fiscal quarter, each non-money market fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT”, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter.
Transamerica Government Money Market files monthly a schedule of portfolio holdings with the SEC on Form N-MFP. The information filed on Form N-MFP is made available to the public by the SEC 60 days after the end of the month to which the information pertains. A schedule of portfolio holdings for Transamerica Government Money Market is posted each month to the fund’s website in accordance with Rule 2a-7(c)(12) under the 1940 Act. The Form N-PORT and Form N-MFP reports are also available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
In addition, the funds may release via the funds’ website at www.transamerica.com/investments/mutual-funds the following information concerning a fund before disclosure of the fund’s full portfolio holdings is made publicly available:
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Top Ten Holdings – A fund’s top ten holdings and the total percentage of the fund such aggregate holdings represent.
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Sector Holdings – A fund’s sector information and the total percentage of the fund held in each sector.
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Other Portfolio Characteristic Data – Any other analytical data with respect to a fund that does not identify any specific portfolio holdings.
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Funds of ETFs and Funds of Funds – For any fund whose investments (other than cash alternatives) consist solely of shares of ETFs and/or other funds, no sooner than 10 days after the end of a month the names of the ETFs or funds held as of the end of that month and the percentage of the fund’s net assets held in each ETF or fund as of the end of that month.
Mutual fund rating and ranking organizations such as FactSet, Lipper, Inc. and Morningstar, Inc., or consultants and/or other financial industry institutions such as Bloomberg L.P., and eVestment may request a complete list of non-public portfolio holdings in order to rank or rate a fund or to assess the risks of a fund or otherwise and/or to produce related performance attribution statistics. Similarly, an intermediary may be provided with non-public portfolio holdings in order to allow the intermediary to prepare the portfolio holdings information for shareholders on a timely basis. Portfolio holdings information released to these parties is the same portfolio holdings posted to the funds’ website each month and is subject to the guidelines discussed below. Pursuant to the policy, TAM may disclose a complete list of each fund’s holdings to any person on a monthly basis after the holdings are posted to the funds’ website, usually 15 days after month-end.
The funds may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of the fund’s holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of the fund’s holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country, (iv) performance attribution and other summary and statistical information that does not include identification of specific portfolio holdings (prior to such holdings becoming public), and (v) the volatility characteristics of the fund.
TAM’s Operational Risk Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any fund prior to such fund’s public disclosure of its portfolio holdings and (ii) TAM has made a good faith determination that the requested information is not material given the particular facts and circumstances. TAM may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.
Disclosure of non-public portfolio holdings information for a fund may only be provided pursuant to the guidelines below.
- Non-public portfolio holdings information may be provided at any time (and as frequently as daily) to the funds’ service providers, counterparties, and others who generally need access to such information in the performance of their contractual duties and responsibilities providing services to a fund for a legitimate business purpose, where such vendor or service provider is subject to a duty of confidentiality, including a duty to prohibit the vendor from sharing non-public information with an unauthorized source or trading upon any non-public information provided by TAM on behalf of a fund. These entities, parties, and persons include, but are not limited to: TAM, the sub-advisers, custodian, administrator, sub-administrator, transfer agent, sub-transfer agent, executing broker-dealers/counterparties in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities (including transition managers), research and analytics providers, securities lending agent, financial printer, banks, proxy voting services, pricing service vendors, regulatory authorities, independent public accountants, attorneys, and the funds’ officers and trustees, subject to a duty of confidentiality with respect to any portfolio holdings information. In addition, certain of the funds’ sub-advisers utilize middle- and back-office providers to fulfill their contractual duties and responsibilities to the funds. The disclosure of non-public portfolio holdings information to such third parties generally will be subject to a requirement, by explicit agreement or by virtue of their respective duties to the funds, that those third parties maintain the confidentiality of such information.
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- TAM receives non-public portfolio holdings information to assist in the selection of underlying funds for certain Transamerica asset allocation funds.
- Non-public portfolio holdings information for certain funds may be disclosed to the risk assessment department of Transamerica insurance companies solely to allow them to hedge their obligations under variable annuity and life products. Each applicable Transamerica insurance company has signed a confidentiality agreement.
- A fund may provide non-public portfolio holdings information to (i) third parties that calculate information derived from portfolio holdings for use by TAM, a sub-adviser, or their affiliates, and (ii) an investment adviser or sub-adviser, trustee, or their agents, or a potential replacement sub-adviser for a fund, to whom portfolio holdings are disclosed for proposal or due diligence purposes, prior to Board approval and implementation. Each individual request is reviewed by TAM’s Operational Risk Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the applicable fund(s). Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that (a) the portfolio holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. TAM relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund. Nothing in this section should be construed as requiring TAM's Operational Risk Committee's review of the disclosure of material, non-public holdings information, as described above, once Board approval of a proposed fund merger, acquisition, or sub-adviser change has been received.
- In addition to those set out above, as of December 31, 2024, the following entities receive information about the funds’ securities holdings pursuant to an ongoing arrangement with the funds in connection with services provided to the funds:
Recipient	Purpose	Frequency
Bloomberg LP	Statistical ranking, rating, and/or performance attribution analysis and pricing	Daily
Broadridge	Print vendor for shareholder documents, proxy solicitor/tabulator, 15(c) analysis	Daily
CAPIS	Trade execution analysis	Daily
eVestment Alliance, LLC	Institutional sales and RFP opportunities	Quarterly
FactSet	Performance attribution analysis	Daily
FXTransparency	Trade execution analysis	Quarterly
Institutional Shareholder Services Inc.	Proxy voting services	Quarterly
WTax	Foreign tax reclaim services	As necessary
ICE Data Services	Pricing	Daily
Investment Company Institute	Holdings Information on Form N-PORT	Quarterly
JPMorgan Pricing Direct	Pricing	As necessary
KPMG Taiwan	Provide tax services for market in Taiwan	As necessary
Lipper, Inc.	Statistical ranking and rating	Monthly
Markit North America	Pricing	Daily
Morningstar LLC	Statistical ranking, rating, and/or performance attribution analysis	Daily
PricewaterhouseCoopers Private Limited	Provide tax services for market in India	As necessary
Refinitiv US LLC	Pricing	Daily
R.R. Donnelly	Financial reporting	Monthly
ComplySci	Code of Ethics monitoring	Daily
truView	Risk and liquidity management analytics	Daily
TAM, its affiliates, the funds, the funds’ sub-advisers and the funds’ other service providers will not enter into any arrangements from which they derive compensation for the disclosure of non-public portfolio holdings information.
Subject to such departures as TAM believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio holdings information, each confidentiality agreement should provide that, among other things: the portfolio holdings information is the confidential property of the funds (and their service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement. The recipient of the portfolio holdings information agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to a duty of confidentiality, including duties not to share the non-public information with an unauthorized source and not to trade on non-public information. Upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio holdings information.
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The funds (or their authorized service providers) may disclose portfolio holdings information before its public disclosure based on the criteria described above. The frequency with which such information may be disclosed, and the length of the lag, if any, between the disclosure date of the information and the date on which the information is publicly disclosed, varies based on the terms of the applicable confidentiality agreement. The funds currently provide portfolio holdings information to the third parties listed herein at the stated frequency as part of ongoing arrangements that include the release of portfolio holdings information in accordance with the policy.
The Trust’s Chief Compliance Officer (“CCO”) or his/her delegate may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information or waive certain requirements. Any exceptions to the policy must be consistent with the purposes of the policy. The CCO reports to the Board material compliance violations of the funds’ policies and procedures on disclosure of portfolio holdings.
In addition, separate account and unregistered product clients of TAM, the sub-advisers of the funds, or their respective affiliates generally have access to information regarding the portfolio holdings of their own accounts. Prospective clients may also have access to representative portfolio holdings. These clients and prospective clients are not subject to the portfolio holdings disclosure policies described above. Some of these separate accounts and unregistered product clients have substantially similar or identical investment objectives and strategies to certain funds, and therefore may have substantially similar or nearly identical portfolio holdings as those funds.
Certain information in the above section may not apply to all of the funds managed by TAM.
There can be no assurance that the funds’ policy with respect to disclosure of portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.
Commodity Exchange Act Registration
The funds are operated by the Investment Manager pursuant to an exclusion from registration as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), and therefore, are not subject to registration or regulation with respect to such funds under the CEA. The funds are limited in their ability to enter into commodity interests positions subject to CFTC jurisdiction.
Management of the Trust
Each of the funds is supervised by the Board.
Board Members and Officers
The members of the Board (“Board Members”) and executive officers of the Trust are listed below.
“Interested Board Member” means a Board Member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”
The Board is responsible for overseeing the management and operations of the funds. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser(s).
The funds are among the funds managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”) and (ii) Transamerica Series Trust (“TST”). The Transamerica Fund Family consists of 108 funds as of the date of this SAI.
The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.
The Board Members, their year of birth, their positions with the Trust, and their principal occupations for at least the past five years (their titles may have varied during that period), the number of funds in the Transamerica Fund Family the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INTERESTED BOARD MEMBERS
Marijn P. Smit	Chairman of	Since 2014	Chairman of the Board, President and Chief	108	Director, Transamerica
37

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INTERESTED BOARD MEMBERS—continued
Marijn P. Smit (continued)(1973)	the Board, President and Chief Executive Officer
Executive Officer, TF and TST (2014 –
present);
President and Chief Executive Officer,
Transamerica Asset Allocation Variable
Funds (“TAAVF”) (2014 – 2023);
Chairman of the Board, Transamerica ETF
Trust (“TET”) (2017 – 2022), President and
Chief Executive Officer, TET (2017 –
2024);
Chairman of the Board, President and Chief
Executive Officer, Transamerica Partners
Portfolio (“TPP”), Transamerica Partners
Funds Group (“TPFG”) and Transamerica
Partners Funds Group II (“TPFG II”) (2014
– 2018);
Director, Chairman of the Board, President
and Chief Executive Officer, Transamerica
Asset Management, Inc. (“TAM”) (2014 -
present) and Transamerica Fund Services,
Inc. (“TFS”) (2014 – 2023); Director,
Chairman of the Board and Executive Vice
President, TFS (2023 – present);
Senior Vice President, Transamerica
Retirement Solutions LLC (2012 - 2020);
Trust Officer, Transamerica Trust Company
(formerly, Massachusetts Fidelity Trust
Company) (2014 - 2021);
President, Investment Solutions,
Transamerica Investments & Retirement
(2014 – 2016);
Vice President, Transamerica Life Insurance
Company (2010 – 2016);
Vice President, Transamerica Premier Life
Insurance Company (2010 – 2016);
Senior Vice President, Transamerica
Financial Life Insurance Company (2013 –
2016);
Senior Vice President, Transamerica
Retirement Advisors, Inc. (2013 – 2016);
President and Director, Transamerica Stable
Value Solutions, Inc. (2010 – 2016).
					Trust Company (formerly, Massachusetts Fidelity Trust Company) (2014 - 2021); Director, Aegon Global Funds (2016 - 2022)
Kent Callahan (1960)	Board Member	Since 2023	Board Member, TF and TST (September 2023 - present); Founder and Chief Executive Officer, Shamrock Solutions, LLC (May 2023 - present); Vice Chairman, Transamerica Workplace Solutions (June 2022 - December 2022); President and Chief Executive Officer, Transamerica Workplace Solutions (2020 – 2022); and Senior Managing Director, Transamerica Workplace Solutions (2019 – 2020); President and Chief Executive Officer, Transamerica Latin America Operations (2016 – 2019).	108	N/A
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF and TST (2008 – present); Board Member, TAAVF (2008 – 2023); Board Member, TPP, TPFG and TPFG II (2008 – 2018);	108	Big 5 Sporting Goods (2002 – 2021); Southern Company Gas (energy services holding company) (2008 – present)
38

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INDEPENDENT BOARD MEMBERS—continued
Sandra N. Bane (continued)			Partner, KPMG (1975 – 1999).
Leo J. Hill (1956)	Lead Independent Board Member	Since 2002
Principal, Advisor Network Solutions, LLC
(business consulting) (2006 – present);
Board Member, TST (2001 – present);
Board Member, TF (2002 – present);
Board Member, TAAVF (2007 – 2023);
Board Member, TPP, TPFG and TPFG II
(2007 – 2018);
Market President, Nations Bank of Sun
Coast Florida (1998 – 1999);
Chairman, President and Chief Executive
Officer, Barnett Banks of Treasure Coast
Florida (1994 – 1998);
Executive Vice President and Senior Credit
Officer, Barnett Banks of Jacksonville,
Florida (1991 – 1994);
Senior Vice President and Senior Loan
Administration Officer, Wachovia Bank of
Georgia (1976 – 1991).
				108	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)
Kathleen T. Ives (1965)	Board Member	Since 2021	Board Member, TF and TST (2021 – present); Board Member, TAAVF (2021 – 2023); Retired (2019 – present); Senior Vice President & Director of Internal Audit (2011-2019), Senior Vice President & Deputy General Counsel (2008 – 2011), OFI Global Asset Management, Inc.	108	Junior Achievement Rocky Mountain (non-profit organization) (2013 – present); Institute of Internal Auditors, Denver Chapter (audit organization) (2017 – 2021).
Lauriann C. Kloppenburg (1960)	Board Member	Since 2021	Board Member, TF and TST (2021 – present); Board Member, TAAVF (2021 – 2023); Investment Committee Member, 1911 Office, LLC (family office) (2017 – Present); Executive in Residence and Student Fund Advisory Board Member, Champlain College (2016 – present); Executive in Residence, Bentley University (2015 – 2017); Chief Strategy Officer (2012 – 2013), Chief Investment Officer – Equity Group (2004 – 2012), Loomis Sayles & Company, L.P.	108
Trustees of Donations to
the Protestant Episcopal
Church (non-profit
organization) (2010 –
2022);
Forte Foundation
(non-profit organization)
(2016 – present);
Director, Adams Funds
(investment companies)
(2017 – present).

Fredric A. Nelson III (1957)	Board Member	Since 2017	Board Member, TF and TST (2017 – present); Board Member, TAAVF (2017 – 2023); Board Member, TPP, TPFG and TPFG II (2017 – 2018); Chief Investment Officer (“CIO”), Commonfund (2011 – 2015); Vice Chairman, CIO, ING Investment Management Americas (2003 – 2009); Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994 – 2003); Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981 – 1994).	108	Annapolis Sailing School (2014 – present); Everest Healthcare Properties (2015 – 2019); Global Index Group (“GIG”) 2016 – 2023); Hedgeserv Investment Services (2019)
John E. Pelletier (1964)	Board Member	Since 2017	Board Member, TF and TST (2017 – present);	108	Independent Director, The Sentinel Funds and Sentinel Variable
39

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INDEPENDENT BOARD MEMBERS—continued
John E. Pelletier (continued)
Board Member, TAAVF (2017 – 2023);
Board Member, TPP, TPFG and TPFG II
(2017 – 2018);
Director, Center for Financial Literacy,
Champlain College (2010 – present);
Co-Chair, Vermont Financial Literacy
Commission with Vermont State Treasurer
(2015 – 2018);
Chairman, Vermont Universal Children’s
Higher Education Savings Account Program
Advisory Committee (2015 – 2021);
Founder and Principal, Sterling Valley
Consulting LLC (a financial services
consulting firm) (2009 – 2017);
Chief Legal Officer, Eaton Vance Corp.
(2007 – 2008);
Executive Vice President and Chief
Operating Officer (2004 - 2007), General
Counsel (1997 – 2004), Natixis Global
Associates.
					Products Trust (2013 – 2017).
Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, TF and TST (2007 – present); Board Member, TAAVF (1993 – 2023); Board Member, TPP, TPFG and TPFG II (1993 – 2018); Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.	108	Honorary Trustee, Bryant University (1996 – present)
John W. Waechter (1952)	Board Member	Since 2005	Partner, Englander Fischer (2016 – present) (law firm); Attorney, Englander Fischer (2008 – 2015); Retired (2004 – 2008); Board Member, TST (2004 – present); Board Member, TF (2005 – present); Board Member, TAAVF (2007 – 2023); Board Member, TPP, TPFG and TPFG II (2007 – 2018); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); Treasurer, The Hough Group of Funds (1993 – 2004) (fund accounting).	108
Board Member,
Operation PAR, Inc.
(non-profit organization)
(2008 – present);
Board Member, Boley
PAR, Inc. (non-profit
organization) (2016 -
present)
Board Member,
Remember Honor
Support, Inc. (non-profit
organization)
(2013 - 2020);
Board Member, WRH
Income Properties, Inc.
and WRH Properties,
Inc. and affiliates (real
estate) (2014 - present)

*
Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.
Officers
The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.
Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit	Chairman of the Board, President	Since 2014	See Interested Board Members Table Above.
40

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (continued)(1973)	and Chief Executive Officer
Joshua Durham (1973)	Vice President, Chief Operating Officer and Interim Treasurer	Since 2022
Vice President and Chief Operating Officer, TF and TST (2022 –
present); Interim Treasurer, TF and TST (2024 – present);
Vice President and Chief Operating Officer, TAAVF (2022 –
2023);
Director, Senior Vice President, and Chief Operating Officer, TAM
(2022 - present) and TFS (2022 – 2023); Director, President and
Chief Executive Officer, TFS (2023 – present);
Vice President, Transamerica Casualty Insurance Company (2016
– 2022);
Vice President (2004 – 2007 and 2012 – 2022), Responsible
Officer (2017 – 2022), Transamerica Financial Life Insurance
Company;
Vice President (2004 – 2007 and 2010 – 2022), Responsible
Officer (2016 – 2022) Transamerica Life Insurance Company;
Chief Administrative Officer (2014 – 2016) and Senior Vice
President (2009 – 2020), Transamerica Stable Value Solutions Inc.;
Vice President, Transamerica Premier Life Insurance Company
(2010 – 2020);
Vice President, Transamerica Advisors Life Insurance Company
(2016 – 2019); Vice President, TAG Resources, LLC (2022); Vice
President, Transamerica Retirement Solutions, LLC (2017 – 2022).

Dennis P. Gallagher (1970)	Chief Legal Officer and Secretary	Since 2021; 2006 – 2014
Chief Legal Officer and Secretary, TF and TST (2021 – present and 2006 - 2014);
Chief Legal Officer and Secretary, TAAVF (2021 – 2023 and 2006
- 2014);
Chief Legal Officer and Assistant Secretary, TAM (2022 –
present);
Associate General Counsel/Lead Attorney, TAM, Mutual Funds
and Latin American Operations (2017 – 2021);
Associate General Counsel/Chief Legal Officer, Latin American
Operations and International Funds (2014 – 2017);
Director, Senior Vice President, General Counsel, Operations and
Secretary, TAM (2006 – 2014);
Director, Senior Vice President, General Counsel, Chief
Administrative Officer and Secretary, TFS (2006 – 2014);
Chairman of the Board, Aegon Global Funds (2013 – 2022);
Board Member, Mongeral Aegon Seguros e Previdencia SA (2017
– 2022);
Assistant Secretary, TF, TST, TET and TAAVF (2019);
Vice President, General Counsel and Secretary, TPP, TPFG and
TPFG II (2007 – 2014);
Assistant Vice President, TCI (2007 – 2014).

James Goundrey (1977)	Assistant Secretary	Since 2024
Assistant Secretary, TF and TST (2024 – present); Assistant
General Counsel, TAM (2022 – present); Associate General
Counsel, Edward D. Jones & Co. (2019 – 2022); Vice President
and Senior Counsel, State Street Global Advisors (2015-2019).

Molly Possehl (1978)	Anti-Money Laundering Officer	Since 2019
Anti-Money Laundering Officer, TF and TST (2019 – present);
Anti-Money Laundering Officer, TET (2019-2024);
Anti-Money Laundering Officer, TAAVF (2019 – 2023);
Anti-Money Laundering Compliance Officer and Fraud Officer,
Transamerica Life Insurance Company/Aegon USA (2015 –
present);
Senior Director, Compliance, Transamerica Life Insurance
Company (2021 – present);
Assistant General Counsel, Transamerica Life Insurance
Company/Aegon USA (2013 – 2021).

Francine J. Rosenberger (1967)	Chief Compliance Officer	Since 2019
Chief Compliance Officer, TF and TST (2019 – present);
Chief Compliance Officer, TET (2019 – 2024);
Chief Compliance Officer, TAAVF (2019 – 2023);
Co-Derivatives Risk Manager, TF and TST (2021 – present);
Co-Derivatives Risk Manager, TAAVF (2021 – 2023);
Chief Compliance Officer, TAM (2019 – present) and TFS (2022 –
present);

41

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Francine J. Rosenberger (continued)			General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).
Sean Ryan (1981)	Assistant Treasurer	Since 2024
Assistant Treasurer, TF and TST (2024 – present); Senior Manager of Fund Treasury, TAM (2022-present); Senior Director of
Registered Fund Accounting (2021-2022) and Vice President of
Registered Fund Accounting (2010 – 2021), SS&C ALPS.

Christopher A. Staples, CFA (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005
Vice President and Chief Investment Officer, Advisory Services,
TF and TST (2007 – present);
Vice President and Chief Investment Officer, TET (2017 – 2024);
Vice President and Chief Investment Officer, Advisory Services,
TAAVF (2007 – 2023);
Vice President and Chief Investment Officer, Advisory Services,
TPP, TPFG and TPFG II (2007 – 2018);
Director (2005 – 2019), Senior Vice President (2006 – present),
Senior Director, Investments (2016 – present), Chief Investment
Officer, Advisory Services (2012 – 2016) and Lead Portfolio
Manager (2007 – present), TAM;
Director, TFS (2005 – 2019);
Trust Officer, Transamerica Trust Company (formerly,
Massachusetts Fidelity Trust Company) (2010 - 2022);
Registered Representative (2007 – 2016), Transamerica Capital,
Inc. (“TCI”);
Registered Representative, TFA (2005 – present).

Thomas R. Wald, CFA (1960)	Vice President and Chief Investment Officer	Since 2014
Chief Investment Officer, TF and TST (2014 – present); Chief
Investment Officer, TET (2017 – 2024);
Chief Investment Officer, TAAVF (2014 – 2023);
Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018);
Director, Akaan Transamerica, S.A. de C.V., Sociedad Operadora
de Fondos de Inversión (2017 – 2020);
Chief Investment Officer, Transamerica Investments & Retirement
(2014 – 2020);
Senior Vice President, Chief Investment Officer and Director, TAM
(2014 – present);
Director, TFS (2019 – 2021);
Trust Officer, Transamerica Trust Company (formerly,
Massachusetts Fidelity Trust Company) (2015 – 2022).

*
Elected and serves at the pleasure of the Board of the Trust.
If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.
The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The following sets forth information about each Board Member’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity: Ms. Bane has experience as a certified public accountant and as a board member of multiple organizations; Mr. Hill has financial and entrepreneurial experience as an executive, owner and consultant as well as experience as a board member of multiple organizations; Ms. Ives has audit, securities industry, compliance and legal experience, including as a fund executive; Ms. Kloppenburg has investment management experience as an executive and experience as a board member of multiple organizations; Mr. Nelson has investment management experience as well as other business, securities industry and fund executive experience; Mr. Pelletier has securities industry and fund legal and operations experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Ms. Sawyer has management consulting and entrepreneurial experience as an owner and an executive as well as board experience; Mr. Waechter has experience as a certified public accountant and a board member of multiple organizations as well as securities industry, compliance and legal experience; Mr. Smit has investment management and insurance experience as an executive and in leadership roles with TAM and affiliated entities; and Mr. Callahan has financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members does not constitute an assertion by the Board or any individual Board Member that a Board Member has any special expertise or experience that would impose any greater responsibility or liability on such Board Member than would exist otherwise.
Mr. Smit, an Interested Board Member, serves as Chairman of the Board. Independent Board Members constitute more than 75% of the Board. The Board currently believes that its leadership structure, including an interested Chairman and a Lead Independent Board Member, is
42

appropriate and is in the best interests of the funds and their shareholders, and that its committees, as further described below, help ensure that the funds have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the funds and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the funds and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each fund.
The Independent Board Members determined that it was appropriate to appoint a Lead Independent Board Member to facilitate communication among the Independent Board Members and with management. Accordingly, the Independent Board Members have appointed Mr. Hill to serve as Lead Independent Board Member. Among other responsibilities, the Lead Independent Board Member coordinates with management, the committee chairs, and the other Independent Board Members regarding review of agendas for board and committee meetings; serves as chair of meetings of the Independent Board Members; and, in consultation with the other Independent Board Members and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Board Members.
The Board believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that they have appointed a Lead Independent Board Member, the Independent Board Members represent over 75% of the Board, and as further described below, Independent Board Members chair and comprise both of the Board’s committees.
Board Committees
The Board has two standing committees: the Audit Committee and Nominating Committee. Both the Audit Committee and Nominating Committee are chaired by an Independent Board Member and composed of all of the Independent Board Members. Mr. Waechter serves as the Audit Committee Chairperson and Ms. Sawyer serves as the Nominating Committee Chairperson. Through the funds’ board committees, the Independent Board Members consider and address important matters involving the funds, including those presenting conflicts or potential conflicts of interest for management, and they believe they can act independently and effectively.
The Audit Committee, among other things, oversees the accounting and reporting policies and practices and internal controls of the Trust, oversees the quality and integrity of the financial statements of the Trust, approves, prior to appointment, the engagement of the Trust’s independent registered public accounting firm, reviews and evaluates the independent registered public accounting firm’s qualifications, independence and performance, and approves the compensation of the independent registered public accounting firm.
The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to TAM and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.
The Nominating Committee is a forum for identifying, considering, selecting and nominating, or recommending for nomination by the Board, candidates to fill vacancies on the Board. In assessing the qualifications of a potential candidate for membership on the Board, the Nominating Committee may consider the candidate’s potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant. The Nominating Committee will consider diversity in identifying potential candidates, including race, gender, differences of viewpoint, professional experience and skill, as well as such other individual qualities and attributes as it may deem relevant.
When addressing vacancies, the Nominating Committee sets any standards or qualifications for service on the Board and may consider nominees recommended by any source it deems appropriate, including from management or shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board Members. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders or appointed. The Nominating Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year. The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm.
Risk Oversight
Through its oversight of the management and operations of the funds, the Board also has a risk oversight function, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the funds; (ii) reviewing compliance reports and approving compliance policies and procedures of the funds and their service providers; (iii) meeting with management to consider areas of risk and to seek assurances that adequate resources are available to address risks; (iv) meeting with service providers, including fund auditors, to review fund activities; and (v) meeting with the Chief Compliance Officer and other officers of the funds and their service providers to receive information about compliance, and risk assessment and management matters. Such oversight is exercised primarily through the Board and its Audit Committee but, on an ad hoc basis, also can be exercised by the Independent Board Members during executive sessions.
The Board recognizes that not all risks that may affect the funds can be identified in advance, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. The funds’ day-to-day
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investment management and business affairs are carried out by or through TAM, its affiliates, the sub-advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds’ and each other in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is inherently subject to limitations. Some risks may be beyond the reasonable control of the Board, the funds, TAM, its affiliates, the sub-advisers or other service providers.
Additional Information about the Committees of the Board
Both the Audit Committee and Nominating Committee are composed of all of the Independent Board Members. For the fiscal year ended October 31, 2024, the Audit Committee met 3 times and the Nominating Committee met 1 time.
Trustee Ownership of Equity Securities
The tables below give the dollar range of shares of the funds, as well as the aggregate dollar range of shares of all funds/portfolios in the Transamerica Fund Family, owned by each current Trustee as of December 31, 2024.
Interested Trustees
Fund	Marijn P. Smit	Kent Callahan	Sandra N. Bane	Leo J. Hill	Kathleen T. Ives	Lauriann C. Kloppenburg	Fredric A. Nelson III	John E. Pelletier	Patricia L. Sawyer	John W. Waechter
Transamerica Emerging Markets Equity	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Transamerica Small/Mid Cap Value	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
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Transamerica Fund Family
Trustee	Aggregate Dollar Range of Equity Securities
Interested Trustees
Marijn P. Smit*	Over $100,000
Kent Callahan*	Over $100,000
Independent Trustees
Sandra N. Bane	Over $100,000
Leo J. Hill	Over $100,000
Kathleen T. Ives	Over $100,000
Lauriann C. Kloppenburg	Over $100,000
Fredric A. Nelson III	Over $100,000
John E. Pelletier	Over $100,000
Patricia L. Sawyer	Over $100,000
John W. Waechter	Over $100,000
* Reflects an indirect investment in certain funds through a non-qualified deferred compensation plan.
As of December 31, 2024, none of the Independent Board Members or their immediate family members owned beneficially or of record any securities of the Investment Manager, sub-advisers or Distributor of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager, sub-advisers or Distributor of the funds.
Trustee Compensation
As of January 1, 2024, the Independent Board Members receive a base retainer of $375,000 from the funds/portfolios of Transamerica Funds and TST.
The Trust pays a pro rata share of these fees allocable to each series of the Trust based on the relative assets of the series.
As of January 1, 2024, the Lead Independent Trustee of the Board receives an additional retainer of $79,000 per year; the Audit Committee Chairperson receives an additional retainer of $35,000 per year; and the Nominating Committee Chairperson receives an additional retainer of $28,000 per year. The Trust also pays a pro rata share allocable to each series of Transamerica Funds based on the relative assets of the series for the Lead Independent Trustee, Audit Committee Chairperson and Nominating Committee Chairperson retainers.
Any fees and expenses paid to an Interested Board Member and officers are paid by TAM or an affiliate and not by the Trust or any series, except that the compensation of the Chief Compliance Officer is paid as provided in the next sentence. A portion of the compensation of the Chief Compliance Officer is paid by TAM or an affiliate; the remaining portion is allocated ratably, based on relative net assets, among the mutual funds sponsored by TAM, including the series of the Trust.
Compensation Table
The following table provides compensation amounts paid by the funds to the Independent Trustees for the fiscal year ended October 31, 2024. Interested Trustees are not compensated by the funds. Messrs. Callahan and Smit are compensated for their Board service by TAM or an affiliate of TAM.
Name of Person, Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses(a)	Estimated Annual Benefits Upon Retirement(a)	Total Compensation from the Transamerica Fund Family (including the Trust)(b)
Sandra N. Bane, Trustee	$[ ]	N/A	N/A	$[ ]
Leo J. Hill, Trustee	$[ ]	N/A	N/A	$[ ]
Kathleen T. Ives, Trustee	$[ ]	N/A	N/A	$[ ]
Lauriann C. Kloppenburg, Trustee	$[ ]	N/A	N/A	$[ ]
Fredric A. Nelson III, Trustee	$[ ]	N/A	N/A	$[ ]
John E. Pelletier, Trustee	$[ ]	N/A	N/A	$[ ]
Patricia L. Sawyer, Trustee	$[ ]	N/A	N/A	$[ ]
John W. Waechter, Trustee	$[ ]	N/A	N/A	$[ ]
(a)
The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.
(b) Compensation expenses are allocated pro rata based on the relative net assets of each fund included in the Transamerica Fund Family.
Shareholder Communication Procedures with the Board of Trustees
The Board of the Trust has adopted these procedures by which shareholders of the Trust may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the Trust (“Secretary”), as follows:
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Board of Trustees
Transamerica Funds
c/o Secretary
1801 California Street, Suite 5200
Denver, CO 80202
Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying series of the Trust to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to a series of the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust, or (ii) is ministerial in nature (such as a request for Trust literature, share data or financial information). These Procedures shall not apply to (i) any communication from an officer or Trustee of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee’s or agent’s capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (“Exchange Act”) or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust’s Chief Compliance Officer. The Trustees are not required to attend the Trust’s shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.
Code of Ethics
The Trust, TAM, each sub-adviser and TCI have each adopted a Code of Ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, TAM, each sub-adviser and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.
Pursuant to Rule 17j-1 under the 1940 Act, the funds, TAM, the sub-advisers and the distributor each have adopted a code of ethics that permits their personnel to invest in securities for their own accounts, including securities that may be purchased or held by a fund. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.
Proxy Voting Policies and Procedures
TAM exercises voting discretion for the Asset Allocation Funds. The proxy voting policies and procedures of the respective sub-advisers are used to determine how to vote proxies relating to securities held by the remainder of the funds. The proxy voting policies and procedures of the funds, TAM and the sub-advisers are attached hereto as Appendix A.
TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM or its affiliates and the funds by: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a fund's shares; or (iii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.
The Trust files SEC Form N-PX, with the complete proxy voting records of the funds for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf; and (2) on the SEC’s website at www.sec.gov.
Investment Management and Other Services
The Investment Manager
TAM serves as the investment manager for the funds. The Trust has entered into an investment management agreement (“Management Agreement”), on behalf of each fund with TAM. TAM, located at 1801 California Street, Suite 5200, Denver, CO 80202, provides continuous and regular investment management services to the funds. TAM supervises each respective fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to each fund.
TAM is responsible for all aspects of the day-to-day management of the Transamerica Asset Allocation Horizon funds. For each of the other funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of any such fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of each fund and its investment strategy and the ongoing review and evaluation of that investment strategy including
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recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the funds’ Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the funds; oversight of other service providers to the funds, such as the custodian, the transfer agent, the funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services.
TAM’s investment management services also include the provision of supervisory and administrative services to each fund. These services include performing certain administrative services for the funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the funds by State Street, to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the funds from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the funds’ custodian and dividend disbursing agent and monitoring their services to the funds; assisting the funds in preparing reports to shareholders; acting as liaison with the funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the funds.
TAM is directly owned by Transamerica Life Insurance Company (77%) (“TLIC”) and AUSA Holding, LLC (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation (DE) is owned by Aegon International B.V., which is owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation) and a publicly traded international insurance group.
Management Agreement
TAM has agreed, under each fund’s Management Agreement, to regularly provide the fund with investment management services, including management, supervision and investment research and advice, and to furnish a continuous investment program for the fund’s portfolio of securities and other investments consistent with the fund’s investment objectives, policies and restrictions, as stated in the fund’s prospectus and SAI. TAM also provides supervisory and administrative services to each fund, as well as services incidental to the foregoing services. TAM is permitted to enter into contracts with sub-advisers, subject to the Board’s approval. TAM has entered into sub-advisory agreements, as described below.
As compensation for services performed, each fund pays TAM a fee computed daily at an annual rate of the fund’s average daily net assets as described below. TAM bears all expenses incurred by it in the performance of its duties under each fund’s Management Agreement. A fund bears all expenses not expressly assumed by TAM incurred in the operation of the fund and the offering of its shares.
The Management Agreement for a fund will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of that fund.
Each Management Agreement provides that TAM may render services to others. Under each fund’s Management Agreement, TAM assumes no responsibility other than to render the services called for by the Management Agreement in good faith, and TAM and its affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund or in the performance of its other services thereunder. TAM and its affiliates are not protected, however, against any liability to a fund to which TAM or an affiliate would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.
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Each Management Agreement provides that it may be terminated with respect to any fund at any time, without the payment of any penalty, upon 60 days’ written notice to TAM, or by TAM upon 60 days’ written notice to the fund. A fund may effect termination by action of the Board or by vote of a majority of the outstanding voting securities of the fund, accompanied by appropriate notice. The Management Agreement terminates automatically in the event of its “assignment” (as defined in the 1940 Act).
TAM has outsourced the provision of certain specific administrative services to State Street. State Street performs back office services to support TAM, including furnishing financial and performance information about the funds for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, and reports and budgets; tax testing; and maintaining books and records. TAM pays certain fees and expenses for sub-administration services to State Street. The funds pay certain fees and expenses to State Street for sub-administration services which are not covered by the Management Agreement with TAM or management fees payable thereunder. State Street’s address is One Congress Street, Boston, MA 02114.
Investment Manager Compensation
TAM receives compensation calculated daily and paid monthly from the funds, at the annual rates indicated below. TAM pays the sub-advisers their sub-advisory fees out of its management fees.
Fund Name	Percentage of Average Daily Net Assets
Transamerica Emerging Markets Equity	0.79% of the first $250 million 0.75% over $250 million up to $500 million 0.70% in excess of $500 million
Transamerica Small Cap Value	0.80% of the first $300 million 0.75% over $300 million up to $800 million 0.71% in excess of $800 million
The following tables set forth the total amounts the funds paid to TAM (after waivers/expense reimbursements and recapture), Fees Waived/Expenses Reimbursed by TAM to the funds, and Amounts Recaptured by TAM from the funds, if any, for the last three fiscal years.
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Fund Name	Management Fees (after waivers/expense reimbursements and recapture)			Fees Waived/Expenses Reimbursed
	2024	2023	2022	2024	2023	2022
Transamerica Emerging Markets Equity	$[ ]	$6,025,482	$8,540,456	$[ ]	$4,761	$1,779
Transamerica Small Cap Value	$[ ]	$2,811,743	$3,639,568	$[ ]	$32,766	$139
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Fund Name	Amounts Recaptured
	2024	2023	2022
Transamerica Emerging Markets Equity	$[ ]	$2,375	$1,779
Transamerica Small Cap Value	$[ ]	$32,413	$150
Expense Limitation
TAM has entered into an expense limitation agreement with the Trust on behalf of certain funds, pursuant to which TAM has agreed to implement an expense cap to limit the ordinary operating expenses of one or more share classes of those funds. The expense caps and waived fees and/or reimbursed expenses exclude, as applicable, unless otherwise noted in the prospectus, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, and other expenses not incurred in the ordinary course of the relevant fund’s business. TAM is permitted to recapture amounts waived and/or reimbursed to a class of a fund during the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class, but only if, after such recapture, the class’s expense ratio does not exceed the current expense cap or any other lower limit then in effect for the class. These recapture arrangements may be limited or terminated under certain circumstances. The expense limitation agreement continues automatically for one-year terms unless TAM provides written notice to the Trust prior to the end of the then-current term. In addition, the agreement will terminate automatically upon termination of the Management Agreement.
In addition, TAM or any of its affiliates, in addition to any contractual expense limitation arrangements in effect from time to time, may voluntarily waive fees and/or reimburse expenses of one or more classes of Transamerica Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the fund’s yield from falling below zero. Any such waiver or expense reimbursement may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the fund of any amounts so waived and/or reimbursed by TAM or any of its affiliates during the previous 36 months so long as the reimbursement does not cause the class’s effective daily yield to be negative. Any reimbursement of amounts voluntarily waived and/or reimbursed may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to Transamerica Government Money Market or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the fund. There is no guarantee that Transamerica Government Money Market will be able to prevent a negative yield.
The current expense caps for the applicable share classes of the relevant funds are listed in the table set forth below. Each expense limitation arrangement cannot be terminated prior to its stated expiration date without the Board of Trustees’ consent.
Fund Name	Expense Cap Class R	Expense Cap Class R4	Expense Cap Class I3	Expiration Date of Expense Cap
Transamerica Emerging Markets Equity	1.80%	1.55%	N/A	March 1, 2026
Transamerica Small Cap Value	1.40%	1.10%	0.89%	March 1, 2026
Conflicts of Interest
TAM and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this section, “Transamerica”), including the entities and personnel who may be involved in the management, operations or distribution of the funds, are engaged in a variety of businesses and have interests other than those related to managing the funds. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the funds and their shareholders.
Certain actual and potential conflicts of interest are described below. This is not, and is not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Additional or unanticipated conflicts of interest may arise from time to time in the ordinary course of Transamerica’s various businesses.
TAM and the funds have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the funds’ investment activities and adversely affect their performance.
Activities on Behalf of Other Funds and Accounts
Transamerica manages or advises other funds and products in addition to the funds, including Transamerica’s own accounts and accounts in which Transamerica or its personnel have an interest (collectively, the “Other Accounts”). In some cases, Transamerica oversees sub-advisers who provide day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to, the same as or opposite to those of the funds and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, particularly in circumstances where the availability or liquidity of such investment opportunities is limited, and could have an adverse impact
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on the fund’s performance. Other Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a fund or may be adverse to a company or issuer in which the fund has invested. A fund on the one hand, and Transamerica or Other Accounts, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the fund. The results of the investment activities of a fund may differ significantly from the results achieved for other funds and Other Accounts. Transamerica may give advice, and take action, with respect to any current or future funds or Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, a particular fund. Transamerica may receive more compensation with respect to certain other funds and Other Accounts than that received with respect to a fund. TAM does not receive performance-based compensation in respect of its investment management services rendered to the funds, but Transamerica may receive compensation based on the performance of certain Other Accounts. The simultaneous management of funds or Other Accounts that pay greater fees or other compensation than a fund creates a conflict of interest as Transamerica has an incentive to favor those funds or Other Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among the funds and Other Accounts. Transamerica personnel may have greater economic and other interests in certain other funds or Other Accounts promoted or managed by such personnel as compared to a particular fund. TAM has developed allocation policies and procedures that provide that TAM’s personnel making portfolio decisions for the funds and Other Accounts will make investment decisions for, and allocate investment opportunities among, such funds and Other Accounts consistent with TAM’s fiduciary obligations.
Selection of Service Providers
TAM and certain of its affiliates provide services including investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts and earn fees from these relationships. TAM and its affiliates face conflicts of interest when the funds and Other Accounts select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent on fund performance and TAM and its affiliates as service providers will still receive significant compensation from the funds and Other Accounts even if shareholders lose money. The service providers recommended by TAM may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a fund, on the one hand, may be more or less favorable than the rates paid by Transamerica or Other Accounts, on the other hand.
The funds expect to engage unaffiliated service providers (including attorneys and consultants) that in certain cases also provide services to Transamerica or Other Accounts or that hire Transamerica to provide services to the service providers’ clients. These service providers may have business, financial or other relationships with Transamerica (including its personnel), which may influence TAM’s recommendation of these service providers for the funds.
Sales Incentives and Relationships
Transamerica and other financial service providers have conflicts associated with their promotion of the funds or other dealings with the funds that would create incentives for them to promote the funds. Transamerica will directly or indirectly receive a portion of the fees and/or commissions charged to the funds or their shareholders. Transamerica will also benefit from increased amounts of assets under management. These compensation matters create a financial incentive on the part of Transamerica to highlight, feature or recommend the funds over Other Accounts or other products or to effect transactions differently in the funds as compared to Other Accounts or other products. Transamerica has an interest in increasing fund assets, including in circumstances when that may not be in the funds’ or their shareholders’ interests.
Transamerica and its personnel have relationships (both involving and not involving the funds) with distributors, consultants and others who sell or recommend the funds or Other Accounts. Such distributors, consultants and other parties may receive compensation from Transamerica and/or the funds or Other Accounts in connection with such relationships. Those parties (or their affiliates) in certain cases act as sub-adviser or other service provider to the funds or Other Accounts. As a result of these relationships, distributors, consultants and other parties have conflicts that create incentives for them to promote the funds or Other Accounts, and TAM has a disincentive to recommend the termination of applicable sub-advisers and other service providers.
Transamerica and/or the funds’ sub-advisers (or their affiliates), out of their past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of the funds and Other Accounts or the variable insurance contracts that invest in certain Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the funds, the Other Accounts or variable insurance contracts that invest in the Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit Transamerica to the extent the payments result in more assets being invested in the funds, Other Accounts or the variable insurance contracts that invest in the Other Accounts on which fees are being charged. Certain fund sub-advisers (or their affiliates) make revenue sharing payments to Transamerica in connection with investments by holders of variable insurance contracts and other retirement products in funds advised by the sub-adviser (or its affiliates) that are offered in Transamerica insurance and retirement products. Certain sub-advisers
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(or their affiliates) have funds that are offered in these products which make Rule 12b-1 and/or other payments to Transamerica. Certain fund sub-advisers (or their affiliates) also make other revenue sharing payments to Transamerica, including for their participation in functions, events and meetings sponsored by Transamerica. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.
Transamerica Insurance Companies
Certain Other Accounts are offered as investment options through variable insurance contracts offered and sold by Transamerica insurance companies. The performance of certain funds and Other Accounts impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of the variable insurance contracts. TAM’s investment decisions and the design of the applicable funds and Other Accounts, including the strategies the funds and Other Accounts utilize, may be influenced by these factors. For example, a fund or Other Account being managed or designed in a more conservative fashion may help reduce potential losses and/or mitigate financial risks to the Transamerica insurance companies that provide the guarantees, and facilitate the provision of those guaranteed benefits, including by making more predictable the costs of the guarantees, by reducing the capital needed to provide them and/or by making it easier for the Transamerica insurance companies to hedge their obligations under the variable insurance contracts.
Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning certain funds and Other Accounts is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the funds’ Board of Trustees governing the sharing of such information with the Transamerica insurance companies.
Transamerica Asset Allocation Funds
TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds and Other Accounts that operate as funds of funds. For certain other funds and Other Accounts that operate as funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ or Other Accounts’ assets to an affiliated fund or Other Account. TAM has established an investment program for certain funds and Other Accounts that operate as funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in affiliated funds and/or Other Accounts. This means that TAM does not consider unaffiliated funds as underlying investment options for these funds and Other Accounts, even if unaffiliated funds have better investment performance or lower total expenses.
TAM will receive more revenue when it or a sub-adviser selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds. This conflict provides an incentive for TAM to include affiliated funds as investment options for funds of funds and, when making the underlying fund selections, to cause investments by funds of funds in affiliated funds that may perform less well or have higher total expenses than unaffiliated funds. The inclusion of affiliated funds will also permit TAM and/or the sub-adviser to make increased revenue sharing payments, including to Transamerica. TAM has an incentive for a fund or Other Account’s assets to be allocated to those underlying funds or Other Accounts for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or Other Accounts or to those underlying funds or Other Accounts for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund or Other Account’s assets to be allocated to subscale underlying funds or Other Accounts to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds and/or Other Accounts, including where the sub-adviser (or its affiliate) acts as investment adviser or sub-adviser to available underlying funds and/or Other Accounts. TAM Compliance monitors allocation changes by the funds of funds.
Investments in Transamerica Funds
TAM manages funds and Other Accounts which may, individually or in the aggregate, own a substantial amount of a fund. Further, TAM and/or its affiliates may invest in a fund at or near the establishment of the fund, which may facilitate the fund achieving a specified size or scale. Seed investors may contribute all or a majority of the assets in a fund. There is a risk that such seed investors may redeem their investments in a fund, and such redemptions could have a significant negative impact on the fund, including on its liquidity.
Fund Structuring and Changes
TAM may have a financial incentive to implement certain changes to the funds or Other Accounts. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more funds. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund or Other Account having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, the change reduces amounts waived and/or reimbursed by TAM to maintain applicable expense caps, or the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts. Any recommendation to the funds’ Board of Trustees concerning the appointment of or continued service of an affiliated sub-adviser for a fund, or a fund combination, is subject to TAM’s fiduciary duty to act in the best interests of a fund
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and its shareholders. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires fund shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, typically an affiliate of Transamerica, may provide this approval).
Sub-Advisory Fee Discount Arrangements
The aggregation of assets of multiple funds and/or Other Accounts for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds and/or Other Accounts or otherwise, as applicable, give rise to actual and/or potential conflicts of interest that could disadvantage the funds and their shareholders. The aggregation of assets or other discounts creates an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a fund. It also provides a disincentive for TAM to recommend the termination of a sub-adviser from a fund if the termination will cause the sub-advisory fee payable by TAM to increase on a fund and/or Other Account that aggregates its assets with the fund or if the assets of the fund are counted as part of a sub-advisory fee discount arrangement.
Valuation of Investments
TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds' Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the funds and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by TAM may also result in improved performance of the funds or Other Accounts.
Other Relationships and Benefits
Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other fund service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to Transamerica’s relationships or other business dealings with such parties.
TAM and/or its affiliates also derive ancillary benefits from providing investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts. Providing such services to the funds and Other Accounts may enhance TAM’s and/or its affiliates’ relationships with various parties, facilitate additional business development, and enable TAM and/or its affiliates to obtain additional business and generate additional revenue.
Sub-Advisers
The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a fund and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. Among other things, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients. In addition to one or more funds, these funds and accounts may include, for example, other mutual funds, separate accounts, collective trusts and offshore funds. Managing multiple funds and accounts gives rise to actual or potential conflicts of interest, including, for example, conflicts among investment strategies, conflicts in the allocation of limited investment opportunities, and conflicts in the aggregation and allocation of securities trades. A sub-adviser’s portfolio managers may also manage funds or accounts with different fee rates and/or fee structures, including performance-based fee arrangements. Differences in fee arrangements create an incentive for a portfolio manager to favor higher-fee funds or accounts. A sub-adviser and/or their respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a fund and providing such services to a fund may enhance the sub-adviser’s and/or applicable affiliate(s)’ relationships with various parties, facilitate additional business development, and enable the sub-adviser and/or affiliate to obtain additional business and generate additional revenue. Please see Appendix B for a further discussion of sub-adviser conflicts of interest.
Sub-Advisers
Each sub-adviser listed below serves, pursuant to a sub-advisory agreement between TAM and such sub-adviser, as sub-adviser to the applicable fund. Pursuant to the sub-advisory agreements, each sub-adviser carries out and effectuates the investment strategy designed for the funds by TAM. Subject to review by TAM and the Board, the sub-advisers are responsible for providing day-to-day investment advice and recommendations for the fund(s) TAM assigns to them and for making decisions to buy, sell or hold a particular security. Each sub-adviser bears all of its expenses in connection with the performance of its services under its sub-advisory agreement such as compensating its officers and employees connected with investment and economic research, trading and investment management of the respective fund(s) and furnishing them office space.
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Each sub-advisory agreement will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of the particular fund.
Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to those of the funds. Securities frequently meet the investment objectives of one or all of these funds, the other funds and the private accounts. In such cases, a sub-adviser’s decision to recommend a purchase to one fund or account rather than another is based on a number of factors as set forth in the sub-advisers’ allocation procedures. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.
It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.
Each sub-adviser is a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Certain sub-advisers have entered into participating affiliate agreements with certain of their affiliates pursuant to which those affiliates provide services, such as investment advisory and trading services, to the sub-advisers.
Sub-Advisory Fees
TAM, not the funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense. As a matter of administrative convenience, sub-advisory fees may be deducted directly from a fund’s bank account, in which case payment to TAM of the management fee would be net of amounts paid to the applicable sub-adviser.
Each sub-adviser receives monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the applicable fund’s average daily net assets:
Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Emerging Markets Equity(1)	Thompson, Siegel & Walmsley LLC	0.40% of the first $250 million 0.33% in excess of $250 million
Transamerica Small Cap Value(2)	Systematic Financial Management, L.P.	0.45% of the first $100 million 0.40% over $100 million up to $350 million 0.35% over $350 million up to $1 billion 0.30% in excess of $1 billion
(1) Effective August 30, 2024, the sub-adviser will voluntarily waive a portion of its sub-advisory fee (as a percentage of net assets) when the assets of Transamerica Emerging Markets Equity, Transamerica International Small Cap Value and Transamerica Multi-Asset Income, in the aggregate, exceed a specified level. This waiver is voluntary and may be discontinued by the sub-adviser upon obtaining consent from TAM.
(2) The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the combined assets of Transamerica Small Cap Value, the portions of the assets sub-advised by Systematic Financial Management, L.P. (“Systematic”) for Transamerica Small/Mid Cap Value and Transamerica Small/Mid Cap Value VP, and Transamerica Small Cap Value CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Systematic Financial Management, L.P.
The following table sets forth the total amounts of sub-advisory fee paid by TAM, on behalf of a fund, to each sub-adviser for the last three fiscal years.
	Sub-Advisory Fees Paid (Net of Fees Reimbursed)
Fund Name	2024	2023	2022
Transamerica Emerging Markets Equity	$[ ]	$2,689,497	$3,815,084
Transamerica Small Cap Value	$[ ]	$1,243,319	$1,600,514
Transamerica Emerging Markets Equity
On August 30, 2024, TAM hired Thompson, Siegel &Walmsley LLC as sub-adviser to the fund to furnish day-to-day investment advice and recommendations. Prior to August 30, 2024, Wellington Management Company LLP (“Wellington”) served as sub-adviser to the fund. Wellington was paid $[ ] for the fiscal year ended October 31, 2024.
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Transamerica Small Cap Value
On August 30, 2024, TAM hired Systematic Financial Management, L.P. as sub-adviser to the fund to furnish day-to-day investment advice and recommendations. Prior to August 30, 2024, Peregrine Capital Management, LLC (“Peregrine”) served as sub-adviser to the fund. Peregrine was paid $[ ] for the fiscal year ended October 31, 2024.
Portfolio Manager Information
Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day investment advice and management or recommendations, a description of any material conflict of interest that may arise in connection with the portfolio manager’s management of the fund’s investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the fund beneficially owned by each portfolio manager are provided in Appendix B of this SAI.
Transfer Agent
TFS serves as the transfer agent, withholding agent and dividend disbursing agent for each fund. As transfer agent, TFS maintains an account for each shareholder of a fund and performs other transfer agency functions. TFS has outsourced the provision of certain transfer agency services to SS&C Global Investor & Distribution, located at 2000 Crown Colony Drive, Quincy, MA 02169.
Class R2 shares pay sub-transfer agency fees to financial intermediaries (including affiliates of TAM) that provide sub-transfer agency, recordkeeping and/or shareholder services to shareholder accounts in lieu of TFS providing such services. The other share classes do not pay sub-transfer agency fees directly, but TFS may use its available resources to pay for sub-transfer agency services for any share class, including those that pay sub-transfer agency fees directly.
Each share class pays the following transfer agency fees and, as applicable, sub-transfer agency fees:
Class R*
Open Account**	$24.00 per account
Closed Account***	$2.00 per account
Class I3, R4*
Asset Fee to TFS	0.75 bps
Class R2*
Sub-Transfer Agent and Omnibus Intermediary Fees	$11.00 per account
*Applicable out-of-pocket expenses, including, but not limited to, quarterly shareholder statements and postage, will be charged directly to the funds.
**
Open accounts include open accounts on TFS’s system and generally include open underlying beneficial owner accounts maintained by third parties.
***Closed accounts include closed accounts on TFS’s system.
Transaction requests should be mailed to Transamerica Funds, P.O. Box 219945, Kansas City, MO 64121-9945 or Transamerica Funds, 801 Pennsylvania Avenue, Suite 219945, Kansas City, MO 64105-1307 (for overnight mail).
[There were no brokerage credits received for the periods ended October 31, 2024, 2023 and 2022.]
Custodian
State Street, located at One Congress Street, Boston, MA 02114, serves as the Trust’s custodian.
State Street, among other things, maintains a custody account or accounts in the name of each fund, receives and delivers all assets for the funds upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the funds and makes disbursements on behalf of the funds. State Street neither determines the funds’ investment policies nor decides which securities the funds will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The funds may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street also acts as the funds’ securities lending agent and receives a share of the income generated by such activities.
Securities Lending Activities
The dollar amounts of income and fees and compensation paid to all service providers (including fees paid to State Street as securities lending agent and for cash collateral management) related to those funds that engaged in securities lending activities during the most recent fiscal year are provided in Appendix C of this SAI. The securities lending agent’s fees will be calculated on, and deducted from, the securities lending revenues of the applicable funds.
To the extent a fund engaged in securities lending activities, the services provided by State Street as securities lending agent would include: selection of securities to be loaned; locating borrowers and establishing a schedule of borrowers with whom the funds may engage in securities lending transactions; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring
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additional collateral as necessary; investing cash collateral in accordance with the funds’ instructions; marking to market non-cash collateral; maintaining custody of non-cash collateral; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the funds’ instructions; and arranging for return of loaned securities to the fund at loan termination.
Independent Registered Public Accounting Firm
_________, located at _________________, serves as the Trust’s independent registered public accounting firm, and provides audit services and tax return review services.
Distributor and Distribution Plan
Distributor
Under the Underwriting Agreement, Transamerica Capital, Inc. (“TCI” or the “Distributor”), located at 1801 California Street, Suite 5200, Denver, CO 80202, is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each fund. TCI is an affiliate of TAM. TCI offers the shares on an agency or “best efforts” basis under which a fund issues only the number of shares actually sold. Shares of each fund are continuously offered by TCI.
The Underwriting Agreement is renewable from year to year with respect to a fund if approved (a) by the Board or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.
The Underwriting Agreement is terminable with respect to any fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the fund, or by TCI, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Underwriting Agreement will automatically and immediately terminate in the event of its assignment.
Class R, Class R2, Class R4 and Class I3 shares of each fund do not charge an initial sales charge or a contingent deferred sales charge.
Distribution Plan
The Trust has adopted a distribution plan (“12b-1 Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act applicable to Class R, Class R2 and Class R4 shares of the funds, as applicable. Class I3 shares are not subject to distribution and/or service fees.
The 12b-1 Distribution Plan permits each applicable class of a fund to pay fees to TCI and others as compensation for their services, not as reimbursement for specific expenses incurred. The fees paid under the 12b-1 Distribution Plan are not tied directly to expenses incurred by TCI (or others) so the amount of the fees paid by a class during any year may be more or less than actual expenses incurred by TCI (or others). This type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). Thus, even if the expenses incurred by TCI (or others) exceed the fees provided for by the 12b-1 Distribution Plan, the class would not be obligated to pay more than those fees and, if the expenses incurred by TCI (or others) are less than the fees paid to them, they will retain those fees and realize a profit. Under the 12b-1 Distribution Plan, a class may pay the fees to the Distributor and others until the 12b-1 Distribution Plan with respect to that class is terminated or not renewed.
The 12b-1 Distribution Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or in any agreements related to the 12b-1 Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance.
The 12b-1 Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees of the fund that have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of the 12b-1 Distribution Plan that would materially increase the costs to a class requires approval by a majority of the outstanding voting securities of that class.
A 12b-1 Distribution Plan may be terminated as to a class of a fund at any time by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or in any agreements related to the 12b-1 Distribution Plan, or by vote of a majority of the outstanding voting securities of the applicable class.
Under the 12b-1 Distribution Plan for Class R shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.50% of the average daily net assets of the fund’s Class R shares. For Class R2 and Class R4 shares, a fund may pay TCI and/or financial intermediaries annual distribution and service fees of up to 0.25% of the average daily net assets of the fund’s Class R2 and Class R4 shares.
Because the applicable classes pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. Each prospectus contains a description of distribution and service fees payable under the 12b-1 Distribution Plan with respect to the shares offered in that prospectus.
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TCI may use the fees payable under the 12b-1 Distribution Plan as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of Class R, Class R2 or Class R4 shares, or in personal service to and/or maintenance of these shareholder accounts.
More specifically, these fees may be used by TCI or a financial intermediary for expenses related to a fund, including: costs of printing and distributing the fund prospectuses, statements of additional information and reports to prospective investors in the fund; advertising expenses and costs involved in preparing, printing and distributing sales literature pertaining to the fund and reports for persons other than existing shareholders; an allocation of overhead and other branch office distribution-related expenses of TCI or a financial intermediary; payments made to, and expenses of, TCI or a financial intermediary and other persons who provide support or personal services to shareholders in connection with the distribution of the fund’s shares; and interest-related expenses, or the cost of capital associated with, the financing of any of the foregoing. In the case of funds or classes of shares that are closed to new investors or investments, TCI also may use the fees payable under the 12b-1 Distribution Plan to make payments to financial intermediaries for services to and for maintenance of existing shareholder accounts and/or as compensation for past sales and distribution efforts. Fees paid pursuant to the 12b-1 Distribution Plan are intended to benefit each applicable fund by contributing to the growth of the fund’s assets, which may reduce the fund’s expense ratio by spreading fixed costs over a larger asset base and allow the fund to achieve lower portfolio transaction costs and better prices by purchasing larger blocks of securities.
Distribution Fees Paid Under the 12b-1 Distribution Plan
The table below shows the total dollar amounts paid by Class R, Class R2 and Class R4 shares of each fund, as applicable, to the Distributor for the last fiscal year.
Fund	2024
Transamerica Emerging Markets Equity	$[ ]
Transamerica Small Cap Value	$[ ]
Purchase, Redemption and Pricing of Shares
Shareholder Accounts
Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in each fund’s prospectus.
Purchase of Shares
Class I3, Class R, Class R2 and Class R4 Shares
As stated in the prospectuses, the funds currently offer investors a choice of twelve classes of shares: Class A, Class C, Class I, Class I2, Class I3, Class R, Class R1, Class R2, Class R3, Class R4, Class R6 and Class T shares. Not all Transamerica Funds offer all classes of shares.
Class I3 shares are intended for purchase by certain funds of funds, registered and unregistered insurance company separate accounts and collective investment trusts.
This SAI references the Class R shares offered by the funds listed on the cover page of the SAI. Class R shares of certain other series of the Trust are discussed in a separate SAI.
Class R shares of Transamerica Government Money Market were renamed Class R2 shares on October 13, 2017. Effective March 31, 2021, Transamerica Government Money Market is closed to most new investors. The following investors may continue to purchase shares of the fund: existing fund investors, investors exchanging shares of another Transamerica fund for shares in the same class of the fund, asset allocation funds and other investment products in which the fund is currently an underlying investment option, retirement plans in which the fund is a plan option, any plan that is or becomes a part of a multiple plan exchange recordkeeping platform that includes the fund as a plan option, and current and former trustees of the fund. Transamerica Government Money Market will remain closed until further notice. The fund reserves the right to modify the foregoing terms of the closure at any time and to accept or reject any investment for any reason.
Class R and Class R2 shares are intended for purchase by participants in certain retirement plans as described in the prospectus. Class R and Class R2 shares are generally intended for purchase by smaller retirement plan clients of Transamerica Retirement Solutions, LLC. Class R and Class R2 shares are only offered through 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R and Class R2 shares are available only to eligible retirement plans where either Class R or Class R2 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
Class R4 shares are generally intended for purchase by larger retirement plan clients of Transamerica Retirement Solutions, LLC. As stated in the prospectus, Class R4 shares of the applicable funds are intended for purchase by participants in certain retirement plans described below and under the following conditions:
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•
401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
•
Class R4 shares are available only to eligible retirement plans where Class R4 shares are held on the books of the funds through omnibus or Network Level 3 accounts (either at the plan level or at the level of the financial service firm serving as an intermediary).
The plan’s record-keeper or financial service firm serving as an intermediary must have an agreement with Transamerica Funds or its agents to utilize Class R4 shares in certain investment products or programs.
Shareholders whose investments are transferred from one class of shares of a Transamerica fund to another class of shares of the same Transamerica fund for administrative or eligibility reasons also may qualify for a waiver or reduction of sales charges and/or redemption charges in connection with the exchange.
Each fund reserves the right to make additional exceptions or otherwise to modify the foregoing policies at any time.
Information regarding sales charges can be found (free of charge) on the Transamerica Funds website at https:www.transamerica.com/resource-center?rc_primary_topics=investing. Select “Guide to Choosing a Share Class.”
Redemption of Shares
Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will normally be sent within two business days of the receipt of a redemption request in good order, but in any event within seven days, regardless of the method a fund uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, redemption payments may be delayed up to ten calendar days if the shares being redeemed were recently purchased by check or electronic funds transfer. The value of shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the fund’s net assets at the time of redemption.
Shares will normally be redeemed for cash, although each fund retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. Transamerica Funds has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind by redeeming shareholders may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Net Asset Value Determination,” and such valuation will be made as of the same time the redemption price is determined. The funds may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available.
Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.
Share Conversion
If you hold Class R, Class R2, Class R4 or Class I3 shares and are eligible for purchase of Class I shares (as described in the Class I prospectus), you may be eligible to convert your shares to Class I shares of the same fund, subject to the discretion of Transamerica Fund Services, Inc. to permit or reject such a conversion. Please contact your financial adviser or Customer Service for conversion requirements and instructions.
Net Asset Valuation (“NAV”) Determination
How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV, plus any applicable sales charge, that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the fund, an authorized intermediary, or the mail processing center located in Kansas City, Missouri.
When Share Price Is Determined
The NAV of each fund (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each fund will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr.
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Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a fund does not price its shares (therefore, the value of a fund’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the funds). These securities will be valued pursuant to the funds’ Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.
How NAV Is Calculated
The NAV of each fund (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the fund (or class) that are then outstanding.
The value of a fund’s securities and other assets for purposes of determining the fund’s NAV is determined pursuant to valuation procedures of the funds and TAM. TAM has been designated as the funds’ valuation designee with responsibility for fair valuation subject to oversight by the funds’ Board. TAM has formed a valuation committee to assist with its designated responsibilities as valuation designee (the “Valuation Committee”).
In general, securities and other investments are valued based on prices at the close of regular trading on the NYSE.
Equity securities, swaps, and options listed or traded on securities exchanges (except for the securities traded on NASDAQ/NMS), including ETFs, dollar-denominated foreign securities and ADRs, are normally valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price will generally be the NASDAQ Official Closing Price (“NOCP”).
The market price for debt obligations (except short-term obligations that will mature in 60 days or less) and for swaps that are not traded on a securities exchange is generally the price supplied by an independent third-party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies to identify the market value of the security or instrument.
Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Foreign securities are generally priced as described above for the particular type of security (i.e., equity securities or debt securities). The prices for foreign securities are converted from the local currency into U.S. dollars using current exchange rates.
Market quotations for securities prices may be obtained from automated pricing services.
Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company.
ETF shares are normally valued at the most recent sale price or official closing price on the exchange on which they are traded.
When an authorized pricing service does not provide a price or the price provided is believed by the Valuation Committee to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such a price or quotation for a security is not readily available, or is believed by the Valuation Committee to be unreliable, then the Valuation Committee will fair value such fund investment, in good faith, in accordance with fair valuation procedures.
The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The funds use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.
Valuing securities in accordance with fair valuation procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The Valuation Committee makes fair value determinations in good faith in accordance with the valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.
The prices that a fund uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.
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Brokerage
Subject to policies established by the Board and TAM, the sub-advisers are responsible for placement of the funds’ securities transactions. In placing orders, it is the policy of a fund to seek to obtain the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, TAM or the sub-adviser, as applicable, having in mind the fund’s best interests, considers all factors it deems relevant, including: the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions; trade confidentiality including anonymity; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist each sub-adviser in carrying out its responsibilities.
Decisions as to the selection of broker-dealers and the assignment of fund brokerage business for a fund and negotiation of its commission rates are made by TAM or the sub-adviser, as applicable, whose policy is to seek to obtain “best execution” (prompt and reliable execution at the most favorable security price) of all fund transactions. In doing so, a fund may pay higher commission rates than the lowest available when its sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.
There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by a fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S.
It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the sub-advisers may receive services from many broker-dealers with which the sub-advisers place the fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The services obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a sub-adviser. The expenses of a sub-adviser will not necessarily be reduced as a result of the receipt of such supplemental information. A sub-adviser may use such services in servicing other accounts in addition to the respective fund. Conversely, services provided to a sub-adviser by broker-dealers in connection with trades executed on behalf of other clients of the sub-adviser may be useful to the sub-adviser in managing the fund, although not all of these services may be necessarily useful and of value to the sub-adviser in managing such other clients. The receipt of such services enables a sub-adviser to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.
In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act and the SEC’s interpretive guidance thereunder, a sub-adviser may cause a fund to pay a broker-dealer that provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the sub-adviser an amount of commission for effecting a securities transaction for the fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the sub-adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser will allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the sub-adviser. Conversely, such supplemental information obtained by the placement of business for a sub-adviser will be considered by and may be useful to the sub-adviser in carrying out its obligations to a fund.
Under the Markets in Financial Instruments Directive II (“EU MiFID II”), investment firms in the European Union (“EU”) and under EU MiFID II as it forms part of the domestic law of the United Kingdom (“UK”) (“UK MiFID II”), investment firms in the UK or subject to such law, including certain sub-advisers to the funds, may only pay for research from brokers and dealers directly out of their own resources or by establishing “research payment accounts” for each client, rather than through client commissions. Such payments for research must be unbundled from payments for execution. EU MiFID II and UK MiFID II limit the use of soft dollars by sub-advisers located in the EU and UK, respectively, and in certain circumstances may result in sub-advisers reducing the use of soft dollars as to certain groups of clients or as to all clients.
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A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TAM or the sub-adviser. A sub-adviser may place transactions with a broker-dealer that is an affiliate of TAM or the sub-adviser where, in the judgment of the sub-adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of TAM or the sub-adviser may receive and retain compensation for effecting portfolio transactions for the fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the fund do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
A sub-adviser to a fund, to the extent consistent with the best execution and with TAM’s usual commission rate policies and practices, may place security transactions with broker/dealers with which the Trust has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the funds. In no event will commissions paid by a fund be used to pay expenses that would otherwise be borne by any other fund in the Trust, or by any other party. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.
Securities held by a fund may also be held by other separate accounts, mutual funds or other accounts for which TAM or a sub-adviser serves as an adviser, or held by TAM or a sub-adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by TAM or a sub-adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TAM or a sub-adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
On occasions when TAM or a sub-adviser deems the purchase or sale of a security to be in the best interests of a fund as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the fund with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by TAM or the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the fund and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a fund and/or could have a detrimental effect on the price or volume of a security so far as a fund is concerned.
The Board of the Trust reviews on a quarterly basis the brokerage placement practices of each sub-adviser on behalf of the funds, and reviews the prices and commissions, if any, paid by the funds to determine if they were reasonable.
Brokerage Commissions Paid
The following funds paid the aggregate brokerage commissions indicated for the last three fiscal years:
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Fund Name	Brokerage Commissions Paid (including affiliated commissions)						Affiliated Brokerage Commissions Paid
	2024($)	2024(%)^	2023($)	2023(%)^	2022($)	2021(%)^	2024($)	2024(%)*	2023($)	2023(%)*	2022($)	2022(%)*
Transamerica Emerging Markets Equity	$[ ]	[ ]%	$1,032,258	16.10%	$1,054,301	12.59%	$[ ]	[ ]%	$0.00	0.00%	$0.00	0.00%
Transamerica Small Cap Value	$[ ]	[ ]%	$485,558	7.57%	$675,281	18.60%	$[ ]	[ ]%	$0.00	0.00%	$0.00	0.00%
^ Brokerage Commissions Paid by the fund as a percentage of overall Brokerage Commissions Paid by all Transamerica Funds.
* Affiliated Brokerage Commissions Paid by the fund as a percentage of total Brokerage Commissions Paid by the fund.
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Brokerage Commissions Paid for Research
The following table provides an estimate of brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended October 31, 2024.
Fund Name	Paid as of October 31, 2024
Transamerica Emerging Markets Equity	$[ ]
Transamerica Small Cap Value	$[ ]
The estimates above are based upon custody data provided to CAPIS and were calculated using the following methodology: Total Commissions minus transactions executed at discounted rates and/or directed to the funds’ commission recapture program equals total research commissions. USD transactions executed at commission rates below $.02 per share, non-USD developed market transactions executed at 8 basis points and below, and non-USD emerging market transactions executed at 12 basis points and below are considered to be executed at discounted rates. For example, Commission paid on USD transactions at rates at or above $.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Exchange Act. Commissions paid on fixed price offerings and transactions in futures and options are not included in this analysis.
Securities of Regular Broker Dealers
During the fiscal year ended October 31, 2024, the funds purchased securities issued by the following regular broker-dealers of the funds, which had the following values as of October 31, 2024.
Fund Name	Bank of America Corp.	Barclays Capital, Inc.	Citigroup, Inc.	Deutsche Bank Securities, Inc.	Goldman Sachs Group, Inc.	J.P. Morgan Securities LLC	Morgan Stanley & Co., Inc.	Nomura Holdings, Inc.	State Street Bank & Trust Co.	UBS Securities LLC	Wells Fargo & Co.
Transamerica Emerging Markets Equity	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Transamerica Small Cap Value	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Principal Shareholders and Control Persons
Principal Shareholders
To the knowledge of the Trust, as of February 1, 2025, the following persons owned beneficially or of record 5% or more of the outstanding shares of a class of the funds indicated.
Unless otherwise noted, the address of each investor is c/o TAM, 1801 California Street, Suite 5200, Denver, CO 80202.
Name & Address	Fund Name	Class	Percent

Control Persons
Any shareholder who holds beneficially 25% or more of a fund may be deemed to control the fund until such time as it holds beneficially less than 25% of the outstanding common shares of the fund. Any shareholder controlling a fund may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the fund without the consent or approval of the other shareholders.
Unless otherwise noted, the address of each investor is c/o TAM, 1801 California Street, Suite 5200, Denver, CO 80202.
To the knowledge of the Trust, as of February 1, 2025, the shareholders who held beneficially 25% or more of a fund were as follows:
Name & Address	Fund Name	Percentage of Fund Owned

Management Ownership
To the knowledge of the Trust, as of February 1, 2025, the Trustees and officers as a group owned less than 1% of any class of each fund’s outstanding shares.
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Further Information About the Trust and the Funds
The Trust is organized as a Delaware statutory trust. Delaware law provides a statutory framework for the powers, duties, rights and obligations of the Trustees and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the Trustees and the shareholders are determined by the Trustees as set forth in the Trust’s Amended and Restated Declaration of Trust (“Declaration”) dated as of December 10, 2015, and the Trust’s Bylaws, as may be amended from time to time. Every shareholder, by virtue of purchasing shares and becoming a shareholder, agrees to be bound by the terms of the Declaration. Some of the more significant provisions of the Declaration are described below.
Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Trustees without seeking the consent of shareholders. A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the net asset value, in U.S. dollars, of those shares determined at the close of business on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.
Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by a vote or consent of the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that any Trustee may be removed by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.
Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust, that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.
Issuance and Redemption of Shares. A fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the prospectus of a fund, when issued, will be fully paid and non- assessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if the fund is unable to verify the information received from the shareholder or the shareholder fails to provide the required information. In addition, as discussed below, shares may be redeemed in connection with the closing of small accounts.
Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose in writing to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.
Small Accounts. The Declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.
Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of a fund and requires the fund to indemnify a shareholder against any loss or expense arising from any such liability. A fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.
The Declaration provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or any series, in connection with the affairs of the Trust. The Declaration also provides that no Trustee, officer or employee of the Trust owes any duty to any person (including without limitation any shareholder), other than the Trust or any series. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.
The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by
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virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.
The Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.
Derivative and Direct Actions. The Declaration provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder claims, demands and derivative actions.
Prior to bringing a derivative action, the Declaration requires that a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The Trustees have a period of 90 days, which may be extended by up to an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand (or a committee comprised of some or all of such Trustees), with the assistance of counsel who may be retained by such Trustees on behalf and at the expense of the Trust, determine that a suit should be maintained, then the Trust will commence the suit and the suit generally will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, each complaining shareholder will be responsible, jointly and severally with any and all other complaining shareholders, for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose.
The Declaration provides that no Shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any series or class thereof, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a series or class, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the series or class, generally. Under the Declaration, a shareholder bringing a direct claim must be a shareholder of the series or class with respect to which the direct action is brought at the time of the injury complained of, or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time.
If a derivative or direct action is brought in violation of the Declaration, each shareholder who commences or maintains such action will be required. jointly and severally, to reimburse the Trust for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the action if the action is dismissed on the basis of the failure to comply with the Declaration. In addition, if a court determines that any derivative action has been brought without reasonable cause or for an improper purpose, the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the action will be borne, jointly and severally, by each shareholder who commenced the action.
The Declaration further provides that a fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder bring a derivative or direct claim only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Trust or a fund be brought only in the U.S. District Court for the Southern District of New York, or if not permitted to be brought in federal court, then in the New York Supreme Court sitting in New York County with assignment to the Commercial Division to the extent such assignment is permitted under the applicable court rules, and that the right to jury trial be waived to the fullest extent permitted by law.
Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class. Each share of a fund, as a series of the Trust, represents an interest in the fund only and not in the assets of any other series of the Trust.
The shares of beneficial interest of the Trust are divided into twelve classes: Class A, Class C, Class I, Class I2, Class I3, Class R, Class R1, Class R2, Class R3, Class R4, Class R6 and Class T. Not all funds offer all classes of shares. See a fund’s prospectus for a discussion of which classes of shares of that fund are available for purchase and who is eligible to purchase shares of each class. Class A, Class C, Class I, Class I2, Class R1, Class R3, Class R6 and Class T are discussed in separate SAIs. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter
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appropriately limited to that class; the classes are subject to differing sales charges as described in the prospectus; Class A, Class C, Class R, Class R1, Class R2, Class R3 and Class R4 shares are subject to ongoing distribution and service fees. Class I, Class I2, Class I3, Class R6 and Class T shares have no annual distribution and service fees. Each class may bear differing amounts of certain class-specific expenses, and each class has a separate exchange privilege. Class T shares are not available to new investors; only existing Class T shareholders may purchase additional Class T shares. On November 30, 2009, all shares previously designated as Class I shares were re-designated as Class I2 shares. On February 10, 2012, all shares previously designated as Class P shares were converted into Class I shares. On October 13, 2017, Class R shares of Transamerica Government Money Market were renamed Class R2 shares. As described above in the section entitled “Purchase, Redemption and Pricing of Shares - Purchase of Shares,” on March 31, 2021, Transamerica Government Money Market was closed to most new investors until further notice.
The Trust does not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.
Dividends and Other Distributions
An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. The December annual ex-dividend date for all Asset Allocation Funds will be subsequent to the ex-dividend date of the underlying Transamerica funds in which they invest. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class R shares of a fund are anticipated to be lower than the per share income dividends on Class I3, Class R2 and Class R4 shares of that fund as a result of higher distribution and service fees applicable to Class R shares.
Taxes
Each fund has qualified (or expects to qualify in its first year), and expects to continue to qualify, for treatment as a regulated investment company (a “RIC”) under the Code. In order to qualify for that treatment, a fund must distribute to its shareholders for each taxable year at least the sum of 90% of its investment company taxable income, computed without regard to the dividends-paid deduction, and 90% of its net exempt-interest income, if any (the “Distribution Requirement”). Each fund must also meet several other requirements. These requirements include the following: (1) a fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (2) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities (limited in respect of any one issuer of such other securities to an amount not greater than 5% of the value of the fund’s total assets and to not more than 10% of the outstanding voting securities of the issuer); and (3) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, in securities (other than securities of other RICs) of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses, or in securities of one or more qualified publicly traded partnerships.
If a fund qualifies as a RIC and timely distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. If a fund meets the Distribution Requirement but retains some portion of its taxable income or gains, it generally will be subject to U.S. federal income tax at the applicable corporate rate on the amounts retained. A fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed those liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
For U.S. federal income tax purposes, a fund is permitted to carry forward indefinitely a net capital loss from any taxable year to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the fund and may not be distributed as such to shareholders. Generally, the funds may not carry forward any losses other than net capital losses. Under certain circumstances, a fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.
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Assuming a fund has sufficient earnings and profits, its shareholders generally are required to include distributions from the fund (whether paid in cash or reinvested in additional shares) as (1) ordinary income, to the extent the distributions are attributable to the fund’s investment income (except for qualified dividend income as discussed below), net short-term capital gain and certain net realized foreign exchange gains or (2) capital gains, to the extent of the fund’s net capital gain (i.e., the fund’s net long-term capital gains over net short-term capital losses).
If a fund fails to qualify for treatment as a RIC, the fund will be subject to U.S. federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders (including distributions that would otherwise qualify as capital gain dividends) will constitute ordinary dividend income to the extent of the fund’s available earnings and profits. Under certain circumstances, a fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so, the fund may incur significant fund-level taxes and may be forced to dispose of certain assets.
Distributions by a fund in excess of its current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) each shareholder’s tax basis in its shares, and any distributions in excess of that basis will be treated as gain from the sale of shares, as discussed below.
A fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income (for that calendar year) and capital gain net income (for the one-year period generally ending on October 31 of that year), increased or decreased by certain other amounts. Each fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.
Although dividends generally will be treated as distributed when paid, any dividend declared by a fund in October, November or December, payable to shareholders of record during such a month, and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain distributions made after the close of a taxable year of a fund may be “spilled back” and treated for certain purposes as paid by the relevant fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.
U.S. federal income tax law generally taxes noncorporate taxpayers on long-term capital gains and on “qualified dividend income” at reduced rates. Certain capital gain dividends attributable to dividends received from U.S. REITs may be taxable to noncorporate shareholders at a rate other than the reduced rates generally applicable to long-term capital gains.
Other distributions, including distributions of earnings from, in general, dividends paid to a fund that are not themselves qualified dividend income to the fund, interest income, other types of ordinary income and short-term capital gains, will generally be taxed at the ordinary income tax rate applicable to the taxpayer.
Qualified dividend income generally means dividend income received from a fund’s investments in common and preferred stock of U.S. companies and stock of certain “qualified foreign corporations,” provided that certain holding period and other requirements are met by both the fund and the shareholder receiving a distribution of the dividend income. Qualified dividend income generally also includes any dividend income (i) that is received by a fund from an underlying fund that is itself treated as a RIC and that received such income as dividends on common and preferred stock of U.S. companies or on stock of certain qualified foreign corporations, and (ii) that is reported as qualified dividend income by the underlying RICs, provided that certain holding period and other requirements are met by the underlying fund, the fund and the shareholders. If 95% or more of a fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, that fund may report all distributions of such income as qualified dividend income.
A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Passive foreign investment companies are not qualified foreign corporations for this purpose.
A dividend that is attributable to qualified dividend income of a fund and that is paid by the fund to a shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became “ex-dividend” with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter. Dividends received by a fund from REITs generally do not qualify for treatment as qualified dividend income.
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Certain dividends received by a fund, or attributable to dividends received by an underlying fund, from U.S. corporations (generally, dividends received by the fund or underlying fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately reported by the fund may be eligible for the 50% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to a fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The applicable holding period requirements must also be satisfied by the fund and any underlying fund. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.
Any fund distribution (other than a dividend that is declared on a daily basis) will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any dividend distribution that is not declared daily may thus pay the full price for the shares then effectively receive a portion of the purchase price back as a taxable distribution.
The U.S. federal income tax status of all distributions will be reported to shareholders annually.
Under Section 163(j) of the Code, a taxpayer’s business interest expense is generally deductible to the extent of its business interest income plus certain other amounts. If a fund earns business interest income, it may report a portion of its dividends as “Section 163(j) interest dividends,” which its shareholders may be able to treat as business interest income for purposes of Section 163(j) of the Code. The fund’s “Section 163(j) interest dividend” for a tax year will be limited to the excess of its business interest income over the sum of its business interest expense and other deductions properly allocable to its business interest income. In general, the fund’s shareholders may treat a distribution reported as a Section 163(j) interest dividend as interest income only to the extent the distribution exceeds the sum of the portions of the distribution reported as other types of tax-favored income. To be eligible to treat a Section 163(j) interest dividend as interest income, a shareholder may need to meet certain holding period requirements in respect of the shares and must not have hedged its position in the shares in certain ways.
A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates or trusts. For these purposes, interest, dividends and certain capital gains are generally taken into account in computing a shareholder’s net investment income.
Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.
If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the fund’s gross income not as of the date received, but as of the later of (a) the date such stock became ex-dividend with respect to such dividends or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
Redemptions, sales and exchanges generally are taxable events for shareholders that are subject to tax. Redemptions, sales or exchanges of shares of Transamerica Government Money Market will not result in taxable gain or loss if that fund maintains a constant net asset value per share. In general, if shares of a fund other than Transamerica Government Money Market are redeemed, sold or exchanged, the shareholder will recognize a capital gain or loss equal to the difference between the proceeds of the redemption or sale or the value of the shares exchanged and the shareholder’s adjusted basis in the shares redeemed, sold or exchanged. This capital gain or loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the redemption, sale or exchange of shares if the disposed of shares are replaced (including replacement by shares acquired pursuant to a dividend reinvestment plan) within a 61-day period beginning 30 days before and ending 30 days after the date of the redemption, sale or exchange of such shares. Should the replacement of such shares fall within this 61-day period, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on its disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).
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Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of RICs are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
None of the Asset Allocation funds (each, a “Fund of Funds”) will be able to offset gains distributed by any underlying fund in which it invests against losses incurred by another underlying fund in which it invests because the underlying funds cannot distribute losses. A Fund of Funds’ redemptions and sales of shares in an underlying fund, including those resulting from changes in the allocation among underlying funds, could cause the Fund of Funds to recognize taxable gain or loss. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the Fund of Funds. Further, a portion of losses on redemptions of shares in the underlying funds may be deferred. Short-term capital gains earned by an underlying fund will be treated as ordinary dividends when distributed to a Fund of Funds and therefore may not be offset by any short-term capital losses incurred by that Fund of Funds. Thus, a Fund of Funds’ short-term capital losses may offset its long-term capital gains, which might otherwise be eligible for reduced U.S. federal income tax rates for noncorporate shareholders, as discussed above. As a result of these factors, the use of the fund-of-funds structure by the Funds of Funds could adversely affect the amount, timing and character of distributions to their shareholders.
The funds and underlying funds may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to their investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of a fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations, the fund may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund for that taxable year. If at least 50% of a fund’s total assets at the close of each quarter of a taxable year consist of interests in other RICs, the fund may make the same election and pass through to its shareholders their pro rata shares of qualified foreign taxes paid by those other RICs and passed through to the fund for that taxable year. If the fund so elects, its shareholders would be required to include the passed-through taxes in their gross incomes (in addition to the dividends and distributions they actually receive), would treat such taxes as foreign taxes paid by them, and as described below may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.
Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. If a fund qualifies to make, and makes, the election described above, shareholders may deduct their pro rata portion of qualified foreign taxes paid by the fund or those other RICs for that taxable year in computing their income subject to U.S. federal income taxation or, alternatively, claim them as credits, subject to applicable limitations under the Code, against their U.S. federal income taxes. Shareholders who do not itemize deductions for U.S. federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund or those other RICs, although such shareholders will be required to include their shares of such taxes in gross income if the fund makes the election described above. No deduction for such taxes will be permitted to individuals in computing their AMT liability.
If a fund makes this election and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains the fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the fund that is deemed, under the Code, to be U.S.-source income in the hands of the fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a fund or other RICs in which the fund invests. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If a fund does make the election, it will provide required tax information to shareholders. RICs generally may deduct any foreign taxes that are not passed through to their shareholders in computing their income available for distribution to shareholders to satisfy applicable tax distribution requirements. Under certain circumstances, if a fund or an underlying fund receives a refund of foreign taxes paid in respect of a prior year, the value of the fund’s shares or the value of the underlying fund’s shares, as applicable, could be affected, or any foreign tax credits or deductions passed through to shareholders in respect of the foreign taxes for the current year could be reduced.
The following paragraphs are intended to disclose risks of investments that certain funds may make directly and that the Funds of Funds may make indirectly, through underlying funds. Thus, references in the following paragraphs to one or more “funds” should be read to include, as applicable, references to one or more “underlying funds.”
Master Limited Partnerships: A fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships for federal income tax purposes. An MLP is an entity treated as a partnership under the Code, the
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partnership interests of which are traded on securities exchanges like shares of corporate stock. An entity that is treated as a partnership for federal income tax purposes generally is not itself subject to federal income tax. Instead, each partner in the partnership is generally required to take into account its distributive share of items of the partnership’s income, gain, loss, deduction, and credit for each taxable year substantially as though such items had been realized directly by the partner and without regard to whether the partnership distributes any amount to its partners. To qualify for that treatment, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. If it does not so qualify, it will generally be subject to tax as a corporation, and there could be a material decrease in the value of its securities.
Depreciation or other cost recovery deductions passed through to a fund from any investments in MLPs in a given year will generally reduce that fund’s taxable income, but those deductions may be recaptured in that fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to fund shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the fund recognizing recapture income at the time the deductions were taken by that fund, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, a fund may need to liquidate investments, which may lead to additional recapture income.
Noncorporate taxpayers are generally eligible for a deduction of up to 20% of “qualified publicly traded partnership income.” A fund will not be able to claim such a deduction in respect of income allocated to it by any MLPs or other publicly traded partnerships in which it invests, and shareholders will not be able to claim such a deduction in respect of fund dividends attributable to any such income.
Passive Foreign Investment Companies: Certain funds may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is derived from passive investments; or (2) at least 50% of its assets (generally computed based on average fair market value) held during the taxable year produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on gain from the disposition of PFIC shares and on certain distributions from a PFIC (collectively, “excess distributions”), plus interest thereon, even if the fund distributes the excess distributions as a taxable dividend to its shareholders. If a fund invests in a PFIC and elects in the first year in which it holds such investment (or if it elects subsequently and makes certain other elections) to treat the PFIC as a “qualified electing fund,” then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. In order to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.
A fund may, in the alternative, elect to mark to market its PFIC stock at the end of each taxable year, with the result that unrealized gains are treated as though they were realized as of such date. Any such gains will be ordinary income rather than capital gain. In order for a fund making this election to distribute any such income and gains and satisfy the distribution requirements applicable to RICs, the fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund. If the mark-to-market election were made, tax at the fund level under the excess distribution rules would be eliminated, but a fund could still incur nondeductible interest charges if it makes the mark-to-market election in a year after the first taxable year in which it acquired the PFIC stock.
Controlled Foreign Corporations: If a sufficient percentage of the interests in a foreign issuer are held or deemed held by a fund, independently or together with certain other U.S. persons, that issuer may be treated as a “controlled foreign corporation” (a “CFC”) with respect to the fund, in which case the fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. A fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid fund-level taxes. In addition, some fund gains on the disposition of interests in such an issuer may be treated as ordinary income. A fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments.
Options, Futures and Forward Contracts and Swap Agreements: Certain options, futures contracts, and forward contracts in which a fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a fund at the end of each taxable year are “marked to market” with the result that unrealized gains or losses are treated as though they were realized. In order to distribute any such gains, satisfy the distribution requirements applicable to RICs and avoid taxation, a fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the fund.
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Generally, the hedging transactions undertaken by a fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a fund. In addition, losses realized by a fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a fund, which is taxed as ordinary income when distributed to shareholders.
A fund may make one or more of the elections available under the Code which are applicable to straddles. If a fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.
Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been promulgated, the tax consequences of such transactions are not entirely clear. The funds intend to account for such transactions in a manner deemed by them to be appropriate, but the IRS might not accept such treatment. If it did not, the status of a fund as a RIC might be affected.
The requirements applicable to a fund’s qualification as a RIC may limit the extent to which a fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.
Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to qualified dividend income to instead be taxed at the rate of tax applicable to ordinary income.
Original Issue Discount: If a fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income, including any such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund may have to dispose of its portfolio securities to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a fund.
Constructive Sales: The constructive sale rules may affect timing and character of gain if a fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a fund enters into certain transactions in property while holding substantially identical property, the fund will be treated as if it had sold and immediately repurchased the property and will be taxed on any gain (but not loss) from the constructive sale. The character of any gain from a constructive sale will depend upon the fund’s holding period in the property. Any loss from a constructive sale will be recognized when the property is subsequently disposed of, and the character of such loss will depend on the fund’s holding period and the application of various loss deferral provisions of the Code.
Real Estate Investment Trusts (REITs): For tax years beginning after December 31, 2017 and before January 1, 2026, a noncorporate taxpayer is generally eligible for a deduction of up to 20% of the taxpayer’s “qualified REIT dividends.” If a fund receives dividends (other than capital gain dividends) in respect of U.S. REIT shares, the fund may report its own dividends as eligible for the 20% deduction, to the extent the fund’s income is derived from such qualified REIT dividends, as reduced by allocable Fund expenses. In order for the fund’s dividends to be eligible for this deduction when received by a noncorporate shareholder, the fund must meet certain holding period requirements with respect to the U.S. REIT shares on which the fund received the eligible dividends, and the noncorporate shareholder must meet certain holding period requirements with respect to the fund shares.
Foreign Currency Transactions: Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a fund accrues income or expenses denominated in a foreign currency (or determined by reference to the value of one or more foreign currencies) and the time that a fund actually receives or makes payment of such income or expenses, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition generally are also treated as ordinary gain or loss. Some of the funds have elected, or may elect, to treat this foreign currency income as capital gain or capital loss.
Backup Withholding: Each fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares (except for proceeds of redemptions
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of shares in Transamerica Government Money Market), paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is currently 24%. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify that the Social Security Number or other Taxpayer Identification Number they provide is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.
Cost Basis: Each fund (other than Transamerica Government Money Market) will report to the IRS the amount of sale proceeds that a shareholder receives from a sale or exchange of fund shares. For sales or exchanges of shares acquired on or after January 1, 2012, each fund (other than Transamerica Government Money Market) will also report basis and acquisition date information in those shares and the character of any gain or loss that the shareholder realizes on the sale or exchange (i.e., short-term or long-term). If a shareholder has a different basis for different shares of a fund in the same account (e.g., if a shareholder purchased fund shares in the same account when the shares were at different prices), the fund or the shareholder’s Service Agent (banks, broker-dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the applicable fund), as applicable, will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The funds’ default method for calculating basis will be the average cost method. A shareholder may elect, on an account-by-account basis, to use a method other than average cost by following procedures established by the fund or the shareholder’s Service Agent, as applicable. For purposes of calculating and reporting basis, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will generally be treated as held in separate accounts. If a shareholder elects to use a different method of basis calculation, the application of that method will depend on whether shares in an account have already been sold or exchanged. For information regarding available methods for calculating cost basis and procedures for electing a method other than the average cost method, shareholders who hold their shares directly with a fund may call the fund at 1-888-233-4339 Monday through Friday during the hours of operation as posted on the funds’ website at www.transamerica.com/contact-us. Shareholders who hold shares through a Service Agent should contact the Service Agent for information concerning the Service Agent’s default method for calculating basis and procedures for electing to use an alternative method. Shareholders should consult their tax advisers concerning the tax consequences of applying the average cost method or electing another method of basis calculation.
Taxation of Non-U.S. Shareholders: Dividends from net investment income that are paid to a shareholder who, as to the U.S., is a nonresident alien individual, a foreign corporation or a foreign estate or foreign trust (each, a “foreign shareholder”) may be subject to a withholding tax at a rate of 30% or any lower applicable tax rate established in a treaty between the U.S. and the shareholder’s country of residence. Dividends that are derived from “qualified net interest income” and dividends that are derived from “qualified short-term gain” may be exempt from the 30% withholding tax, provided that the distributing fund chooses to follow certain procedures. A fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Qualified net interest income is a fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. Qualified short-term gain generally means the excess of the net short-term capital gain of a fund for the taxable year over its net long-term capital loss, if any. The withholding rules described in this paragraph do not apply to a dividend paid to a foreign shareholder if the dividend income is “effectively connected with the shareholder’s conduct of a trade or business within the U.S.” and the shareholder provides appropriate tax forms and documentation. Backup withholding (described above) will not be imposed on foreign shareholders who are subject to the 30% withholding tax described in this paragraph.
Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.
Foreign shareholders are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain.” The Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income received by a fund, e.g., from REITs, may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding tax, and requiring non-U.S. shareholders to file nonresident U.S. income tax returns.
The treatment of dividends and other distributions by a fund to shareholders under the various state income tax laws may not parallel that under U.S. federal income tax law. Qualification as a RIC does not involve supervision of a fund’s management or of its investment policies and practices by any governmental authority.
Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including any federal, state, local or foreign tax liabilities.
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Financial Statements
The audited financial statements and financial highlights for the funds as of October 31, 2024 have been filed with the SEC as part of the annual report of the funds on January [ ], 2025 (SEC Accession #[ ]), and are hereby incorporated by reference into this SAI.
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Appendix A – Proxy Voting Policies
Systematic Financial Management, L.P.
Proxy Voting Policy
Policy SUMMARY
Systematic Financial Management, L.P. has adopted and implemented this Proxy Voting Policy, which it believes is reasonably designed to:
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Ensure that proxies are voted in the best interests of its clients;
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Address material conflicts of interest that may arise; and
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Comply with disclosure and other requirements in connection with its proxy voting responsibilities.
Policy
As an investment adviser and fiduciary of client assets, Systematic’s proxy voting policies and procedures are designed to protect the value of shareholder investments. The Investment Advisers Act of 1940, as amended (the ‘Advisers Act’), requires investment advisers to act solely in the best interest of its clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.
PROCEDURES
Systematic recognizes that proxies are client assets and, as such, are managed with the same care, skill and diligence as all other client assets. Systematic shall vote proxies related to securities held by our clients for which we serve as the investment adviser in the best interest of our clients. Systematic’s authority to vote the proxies of certain clients is established by advisory contracts or comparable documents. In addition to requirements of the Securities and Exchange Commission (“SEC”) governing advisers, these policies reflect our fiduciary standards and responsibility for ERISA accounts. At their discretion, clients may reserve the right to vote proxies for themselves. Furthermore, a client may from time-to-time direct us to vote proxies in a manner that is different from the guidelines set forth in our Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction. These Proxy Voting Policies and procedures are limited solely to clients for which we have agreed to vote such proxies.
Systematic is wholly owned by Affiliated Managers Group, Inc. (“AMG”), an asset management company with equity investments in numerous investment management firms (its “Affiliates”). Systematic does not purchase AMG’s publicly traded securities for client portfolios. Each AMG Affiliate makes its own investment and proxy voting decisions, which are not communicated to AMG or to other Affiliates.
Systematic has retained an independent third-party proxy advisory agent to assist the firm in discharging its proxy voting responsibilities. The third-party proxy advisory firm offers voting assistance by, among other proxy matters:
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Providing specified sets of independent proxy voting policy guidelines;
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Providing research and vote recommendations in accordance with the specified policies considerations;
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Voting Systematic’s client proxies via the proxy adviser’s automated, electronic vote management system;
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Acting as agent for the proxy process, and
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Maintaining records on proxy voting for our clients.
To assist Systematic in voting proxy proposals in their client’s best interest, the firm has adopted four sets the proxy adviser’s proxy voting guidelines, one based on AFL-CIO polices for Taft-Hartley Plan Sponsors, another for Public Plans, a third for Catholic or other faith-based clients and the fourth being a General Policy for all other clients. Institutional clients are generally requested to select which set of proxy guidelines they wish Systematic to use in voting their account’s proxies. In instances where the client does not select a voting policy, Systematic will generally select the client’s proxy policy based on Systematic’s determination of which policy it believes is in the client’s best interest. Ballots for our retail separately managed account (SMA) clients are typically wrapped in an Omnibus account and voted according to the proxy adviser’s General Proxy Voting Policy. Systematic understands that the proxy advisory firm uses its best efforts to ensure that its proxy voting recommendations are consistent with its policy guidelines, as well as relevant requirements of ERISA and the U.S. Department of Labor.
Exceptions
Systematic typically does not vote the following types of proxies:
Foreign Securities: While Systematic will make reasonable efforts to vote foreign securities on behalf of clients, voting proxies of companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. (e.g., proxies may be written in a language other than English or proxies that require travel overseas in order to vote). Furthermore, Systematic
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generally will also decline to vote proxies if to do so would cause a restriction to be placed on Systematic’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, Systematic may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.
Securities on Loan: Some Systematic clients may participate in securities lending programs. In most circumstances, securities on loan will not be recalled due to circumstances beyond the control of Systematic or due to client’s preferences not to recall such securities.
Other Voting Exceptions: Other proxy voting exceptions exist for proxies of legacy securities held in a new account previously managed by another manager and that the client intends to sell; if the aggregate number of shares held by the Firm are of a de minimis amount of the company’s outstanding shares, or in some cases if the vote relates to a routine matter.
Use of Proxy Advisory Firm’s Electronic, Automated Voting System
As previously mentioned, Systematic subscribes to the use of its proxy advisory firm’s electronic, automated voting system when voting it clients’ proxies in the normal course. Under normal circumstances Systematic generally casts its votes in accordance with its proxy adviser’s vote recommendations. Systematic’s proxy adviser provides information relating to its vote recommendations in advance of the proxy vote submission deadline including, but not limited to, information and reported additional feedback concerning issuer or shareholder supplemental information and research that may contrast or differ from the proxy advisory firm’s research, recommendations and views. In these instances, where additional information is received, or in the case of controversial or contested election proposals, and similarly situated proxy matters, a more thorough analysis of such information may be conducted by Systematic before final proxy votes are cast, taking into consideration our client(s) best interests.
Conflict of Interest
For purpose of this Policy, a conflict of interest is a relationship or activity engaged in by Systematic or a Systematic employee that creates an incentive (or appearance thereof) to favor the interests of Systematic, or the employee, rather than the clients’ interests. For example, Systematic may have a conflict of interest if either Systematic has a significant business relationship with a company that is soliciting a proxy, or if a Systematic employee who is involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be ‘material’ to the extent that a reasonable person could expect the conflict to influence Systematic’s decision on the particular vote at issue. Systematic seeks to avoid the occurrence of actual or apparent material conflict of interest in the proxy voting process by voting in accordance with pre-determined voting guidelines, and by observing procedures that are intended to prevent, when practicable, and manage material conflicts of interest. In all cases in which there is deemed to be a material conflict of interest, Systematic will seek to resolve the conflict in the clients’ best interests. As previously mentioned in order to avoid the appearance of any and all conflicts of interest, Systematic has adopted four independent proxy voting guidelines, all of which are constructed and maintained by the firm’s proxy advisory firm. It is our belief that such adoption not only endeavors to remove conflicts of interest that could affect the outcome of a vote but also affords us the opportunity to vote in the best interest of the client. Systematic intends to remove any discretion it may have to interpret how to vote proxies in cases where Systematic has a conflict of interest or the appearance of a potential conflict of interest.
Systematic’s Proxy Voting Committee monitors situations where Systematic believes it has a material conflict of interest, or where Systematic wishes to exercise its discretion or more closely review a particular matter. In these situations, the Proxy Voting Committee will review the vote(s) involved and provide the actual voting recommendation based upon the Committee’s determination of what is in Systematic’s client’s best interests. Systematic may use consensus decisions when voting an issue and does not allow Portfolio Managers to vote proxies independently. The CCO must approve the Proxy Voting Committee’s voting recommendation prior the vote being cast. The CCO’s approval will depend, in part, upon whether, in the CCO’s best judgment, the recommendation reflects the spirit of Systematic’s Proxy Voting Policy and related procedures. Systematic will maintain documentation of any such voting decision.
Furthermore, Systematic periodically reviews its proxy advisory firm’s policies and procedures regarding how it identifies and addresses conflicts of interests as well as their Conflict Management Procedures. In addition, Systematic receives an annual Conflict of Interest Statement from the proxy advisory firm. The proxy advisory firm must notify Systematic in advance of any potential material conflict of interest that may arise in voting proxies on behalf of Systematic’s clients. Both the proxy advisory firm and Systematic will follow their respective procedures regarding conflicts of interest should a material conflict of interest occur.
Policy Review
Systematic generally reviews and documents the adequacy of its voting policies and procedures annually to ensure they have been reasonably designed and continue to comply with our requirements as a fiduciary. As part of this annual review, Systematic generally considers the following types of matters before retaining a new proxy advisory firm or continuing to retain the services of its current proxy advisory firm:
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The proxy advisory firm’s capacity and competency to adequately analyze the matters for which Systematic is responsible for voting,
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The adequacy and quality of the proxy advisory firm’s personnel and technology,
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The adequacy of the proxy advisory firm’s process for seeking timely input from issuers and proxy advisory firm clients with respect to proxy voting policies, methodologies, and peer group constructions, including ‘say on pay’ votes,
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The adequacy of the proxy advisory firm’s disclosures regarding its methodologies for formulating voting recommendations and, in making such recommendations, whether it uses any third-party information,
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The proxy advisory firm’s policies and procedures for identifying and addressing conflicts of interest, rectifying identified material deficiencies in its analyses, discourse of its information sources and methods used to develop its voting recommendations, and consideration by the proxy adviser of facts unique to a specific issuer or proposal when evaluating a matter that is subject to a shareholder vote,
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The proxy advisory firm’s policies and procedures for implementing an investment adviser’s proxy voting instructions, if any,
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Review its agreement with the proxy advisory firm to determine whether the proxy advisory firm is permitted to use any non-public information regarding how Systematic intends to vote a client’s securities that would not be in the best interest of Systematic’s clients, (e.g., is the proxy advisory firm permitted to share this information with third parties); and
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Any changes to the services or scope of services provided to Systematic by the proxy advisory firm.
Client Disclosure
Systematic shall provide information regarding its proxy voting policies and procedures, including information about any conflicts of interests and the policies to address such conflicts, and disclose how clients can obtain information about how their securities were voted. Systematic’s practices related to this Policy are disclose in the Firm’s Form ADV, which is filed with the SEC and furnished to clients. In addition, Systematic will provide clients with a copy of its policies upon request.
Generally, Systematic provides institutional clients with a report summarizing how proxy votes were cast for the securities held in their accounts on a quarterly basis. Systematic typically provides proxy voting records of its registered investment company clients to such clients as their agents for disclosure on Form N-PX.
Recordkeeping
Systematic shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request.
Systematic’s Compliance Department is primarily responsible for maintaining records created with respect to this Policy and the procedures adopted to implement it. Such records will include, but are not limited to, corporate issuer proxy statements and ballots (unless otherwise available on the SEC’s EDGAR website), reports from third-party research providers, internal memos between and among Systematic personnel, communications between Systematic an corporate issuers or clients pertaining to proxy voting matters, proxy voting policies, procedures and guidelines, proxy voting records for each meeting voted on behalf of clients, the number of share voted by account and how each proxy was voted.
The Compliance Department may, in its discretion, delegate maintenance and retention of some or all of these proxy voting records to its designated third-party proxy advisory agent. All proxy voting records will be maintained on site for a minimum of two years and for a minimum of six years in total, in accordance with applicable law.
Oversight
Systematic has a Proxy Voting Committee comprised of the CCO and certain Compliance Department personnel. The Proxy Voting Committee monitors and reviews the Firm’s voting policies and procedures, material conflicts of interest or special factors or circumstances on an as needed basis. The Committee also reviews and approves any material changes to the proxy advisory firm’s policies.
Systematic’s Proxy Voting Committee shall also periodically conduct due diligence over the proxy advisory firm’s operations, including any material changes to their organization, staffing, personnel and technology; processes for ensuring that it maintains complete and accurate information about the issuer and each particular matter; efforts to correct any identified material deficiencies in the proxy advisory firm’s analysis; updates to policies and procedures as well as any business changes that may affect the proxy advisory firm’s competency in carrying out voting instructions.
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Thompson, Siegel & Walmsley LLC
Proxy Voting Policy
TSW has a fiduciary responsibility to its clients for voting proxies, where authorized, for portfolio securities consistent with the best economic interests of its clients. TSW maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy voting policies and practices in Form ADV Part 2A. In addition, we review our policies and practices no less than annually for adequacy; to make sure they have been implemented effectively, and to make sure they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients. Our policy and practice include the responsibility to monitor corporate actions and potential conflicts of interest, receive and vote client proxies, and make information available to clients about the voting of proxies for their portfolio securities while maintaining relevant and required records.
Background
Proxy voting is an important right of shareholders, and reasonable care and diligence should be undertaken to ensure that such rights are properly exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which should include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser has proxy voting authority.
A related companion release by the SEC also adopted rule and form amendments under the Securities Act and Investment Company Act similar to the above which TSW complies with when acting as a sub-adviser to a mutual fund.
Responsibility
TSW’s Senior Compliance Officer (Proxy Coordinator) has the responsibility for the organization and monitoring of our Proxy Voting policy, practices, and recordkeeping. Implementation and disclosure, including outlining our voting guidelines in our procedures, is the responsibility of the CCO and Chief Operating Officer. TSW has retained the services of a third-party provider, Institutional Shareholder Services, Inc. (“ISS”) to assist with the proxy process. ISS is a Registered Investment Adviser under the Advisers Act. It is a leading provider of proxy voting and corporate governance services. ISS provides TSW proxy proposal research and voting recommendations and votes proxies on TSW’s behalf in accordance with ISS’s standard voting guidelines. Those guidelines cover the following areas:
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Operational Issues
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Board of Directors
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Proxy Contests
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Anti-takeover Defenses and Voting Related Issues
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Mergers and Corporate Restructurings
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State of Incorporation
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Capital Structure
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Executive & Director Compensation
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Equity Compensation Plans
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Specific Treatment of Certain Award Types in Equity Plan Evaluations
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Other Compensation Proposals & Policies
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Shareholder Proposals on Compensation
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Social/Environmental Issues
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Consumer Issues and Public Safety
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Environment and Energy
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General Corporate Issues
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Labor Standards and Human Rights
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Military Business
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Workplace Diversity
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Mutual Fund Proxies
TSW generally believes that voting proxies in a manner that is favorable to a business’s long-term performance and valuation is in its clients’ best interests. However, a uniform voting policy may not be in the best interest of all clients. While TSW applies ISS’s standard policy guidelines to most clients, where appropriate we utilize ISS’s specialized, non-standard policy guidelines to meet specific client requirements.
TSW’s Proxy Coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TSW’s general procedure regarding the voting of proxies is addressed below. For instances not directly addressed in this policy the Proxy Oversight Representative should act in accordance with the principles outlined in the SEC’s Guidance Regarding Proxy Voting Responsibilities of Investment Advisers issued in August 2019 and supplemental release in September 2020 in consultation with the Proxy Coordinator.
Procedure
TSW has adopted various procedures and internal controls to review, monitor and ensure the Firm’s Proxy Voting policy is observed, implemented properly and amended or updated, as appropriate, which include the following:
Voting Procedure
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Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed. TSW retains authority to override the votes (before cut-off date) if TSW disagrees with the vote recommendation.
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The Proxy Coordinator will monitor the voting process at ISS via ISS’s Proxy Exchange website (ISS’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.
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For proxies not received by ISS, TSW and ISS will make a best effort attempt to receive ballots from the clients’ custodian prior to the vote cut-off date.
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TSW is responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring. ISS will email TSW Compliance personnel to get approval when closing an account that was not directed by TSW.
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The Chief Operating Officer (Proxy Oversight Representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via ISS Proxy Exchange website and email.
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Investment teams should keep the Proxy Oversight Representative and Proxy Coordinator informed of material issues affecting pending or upcoming proxy votes. If the Proxy Oversight Representative and Proxy Coordinator become aware of additional information that would reasonably be expected to affect TSW’s vote, then this information should be considered prior to voting.
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TSW has the ability to override ISS recommended vote instructions and will do so if believed to be in the best interest of the client. All changes are documented and coordinated between the Proxy Oversight Representative and/or Proxy Coordinator and the Portfolio Manager and/or Research Analyst. Changes generally occur as a result of TSW’s communication with issuer management regarding matters pertaining to securities held when the issuer questions or disputes ISS’s voting recommendation.
All proxies are voted solely in the best interest of clients on a best-efforts basis. Proactive communication takes place via regular communication with ISS’s Client Relations team.
Disclosure
TSW will provide conspicuously displayed information in its Disclosure Document summarizing this Proxy Voting policy, including a statement that clients may request information regarding how TSW voted a client’s proxies, and that clients may request a copy of these policies and procedures.
See Form ADV, Part 2A – Item 17– Voting Client Securities
Client Requests for Information
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All client requests for information regarding proxy votes, or policies and procedures, received by any associate should be forwarded to the Proxy Coordinator.
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In response to any request, the Proxy Coordinator will prepare a response to the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how TSW voted the client’s proxy with respect to each proposal about which the client inquired.
Voting Guidelines
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TSW has a fiduciary responsibility under ERISA to vote ERISA Plan proxies unless the Plan directs otherwise. TSW will vote proxies when directed by non-ERISA clients. In the absence of specific voting guidelines from the client and upon timely receipt of proxy materials from the custodian, TSW will vote proxies in the best interests of each particular client according to the recommended election of ISS. ISS’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on TSW's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
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ISS will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by auditors' non-audit services.
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ISS will generally vote against proposals that cause board members to become entrenched, reduce shareholder control over management or in some way diminish shareholders’ present or future value.
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In reviewing proposals, ISS will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.
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A complete summary of ISS’s U.S. and International voting guidelines is available at: https://www.issgovernance.com/policy.
Forensic Testing Procedures
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No less than quarterly, TSW’s Proxy Coordinator will review the ISS Proxy Exchange Master Account List to ensure all appropriate accounts are being voted.
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TSW will conduct periodic tests to review proxy voting records and the application of general voting guidelines, especially in circumstances such as corporate events (e.g., mergers and acquisition transactions, dissolutions, conversions, consolidations, etc.) or contested director elections. Any matter warranting additional, often issuer-specific review will be escalated to the Portfolio Manager and Research Analyst as needed.
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TSW occasionally communicates directly with issuer management regarding matters pertaining to securities held in the portfolio when it questions or disputes ISS’s voting recommendation.
Conflicts of Interest
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TSW will identify any conflicts that exist between the interests of the adviser and each client by reviewing the relationship of TSW with the issuer of each security to determine if TSW or any of its associates has any financial, business or personal relationship with the issuer.
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If a material conflict of interest exists, the Proxy Coordinator will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TSW.
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TSW will maintain a record of the voting resolution of any conflict of interest.
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ISS also maintains a Conflicts Policy which indicates how they address any potential conflicts of interest and is available at: https://www.issgovernance.com/compliance/due-diligence-materials.
Practical Limitations Relating to Proxy Voting
TSW makes a best effort to vote proxies. In certain circumstances, it may be impractical or impossible for TSW to do so. Identifiable circumstances include:
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Limited Value: Where TSW has concluded that to do so would have no identifiable economic benefit to the client-shareholder;
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Unjustifiable Cost: When the costs of or disadvantages resulting from voting, in TSW’s judgment, outweigh the economic benefits of voting;
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Securities Lending: If securities are on loan on the record date, the client lending the security is not eligible to vote the proxy. Because TSW generally is not aware of when a security is on loan, we will not likely have the opportunity to recall the security prior to the record date; and
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Failure to receive proxy statements: TSW may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.
Recordkeeping
TSW and/or ISS shall retain the following proxy records in accordance with the SEC’s five-year retention requirement
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These policies and procedures and any amendments;
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Each proxy statement that ISS receives;
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A record of each vote that ISS casts on behalf of TSW;
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Any document ISS created that was material to making a decision regarding how to vote proxies, or that memorializes that decision; and
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A copy of each client request for information on how ISS voted such client’s proxies (i.e., Vote Summary Report), and a copy of any response.
Due Diligence and Error Procedures
TSW will periodically perform due diligence on ISS, focusing on the following areas
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Adequacy of ISS’s staffing and personnel;
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Adequacy/robustness of ISS’s Policies and Procedures and review of their policies for conflict issues;
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Adequacy of control environment and operational controls of ISS (i.e., SSAE 18);
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Review of any specific conflicts ISS may have with regard to TSW;
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Review of ISS for any business changes that may affect services provided to TSW; and
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Review quarterly reporting package provided by ISS and enhance this package as necessary for any additional information that is needed.
TSW will take the following steps should there ever be an issue/error that occurs with regard to its proxy voting responsibilities:
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Follow up with ISS to determine the cause of and the details surrounding the issue;
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Report back to the affected client immediately with such details and how the issue will be resolved;
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Put additional controls in place if necessary, to prevent such issues from occurring in the future; and
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Report back to the affected client with the final resolution and any remedial steps.
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Transamerica Asset Management, Inc.
Proxy Voting Policies and Procedures
1. Background
Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”) requires advisers to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. These policies and procedures must be in writing and must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.
Rule 206(4)-6 also requires each investment adviser to (1) disclose to clients how they may obtain information from the adviser about how it voted with respect to their respective securities; and (2) describe to clients its proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
Accordingly, Transamerica Asset Management, Inc. (“TAM”) has adopted and implements written procedures designed to enable it to identify, address and monitor potential conflicts of interest.
2. Policy
TAM recognizes that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of the advisory clients of TAM. TAM’s proxy voting policies and procedures are designed to implement TAM’s duty to vote proxies in clients’ best interests.
3. Sub-Advised Registered Investment Companies
TAM has delegated the responsibility to exercise voting authority with respect to securities held in the portfolios of the registered investment companies for which one or more sub-advisers has been retained by TAM as sub-adviser(s) for each such portfolio. The proxy voting policies and procedures of the respective sub-advisers are used to determine how to vote proxies relating to securities held by each such portfolio.
4. Asset Allocation Registered Investment Companies
TAM exercises voting discretion for the Horizon Asset Allocation Funds and Transamerica 60/40 Allocation VP of Transamerica Series Trust (“Asset Allocation Funds”), or if specifically designated to TAM by its sub-advisory agreement.
TAM manages portfolios for Transamerica Funds, Transamerica Series Trust and Transamerica Asset Allocation Funds (collectively, the “Funds”). TAM may invest an Asset Allocation Fund in shares of the Funds. If a Fund solicits a proxy for which an Asset Allocation Fund is entitled to vote, TAM’s interests as manager of the Fund might appear to conflict with the interests of the shareholders of the Asset Allocation Fund. In these cases, TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM, and/ or its affiliates and the funds by either: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a fund’s shares; or (iii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.
Revised: April 30, 2020, November 17, 2020, September 1, 2022, August 1, 2023
Transamerica Funds
Transamerica Series Trust
PROXY VOTING POLICIES AND PROCEDURES
I. Statement of Principle
Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion to secure the long-term interests of the shareholders of the Transamerica Funds and Transamerica Series Trust, (collectively, the “Funds”). The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ shareholders and have accordingly adopted these procedures.
II. Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies
Each Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Manager”), as investment adviser to each Fund, which in turn delegates proxy voting authority for most portfolios of the Funds to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. For each Fund, the Manager and/or the Sub-Adviser make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the applicable Fund and approved by the applicable Fund's Board of Trustees.
III. Proxy Voting Requirements Under Rule 12d1-4 (Fund of Funds)
Any Fund that participates in fund of funds arrangements as either Acquiring Fund or Acquired Fund in reliance on Rule 12d1-4 under the Investment Company Act of 1940 may have additional proxy voting requirements. The concept of an Advisory Group also comes into play and means either: (i) the Acquiring Fund’s Manager, and any person controlling, controlled by, or under common control with such Manager, or (ii) the Acquiring Fund’s Sub-Adviser and any person controlling, controlled by, or under common control with such Sub-Adviser.
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1.
Voting Requirements. An Acquiring Fund and its Advisory Group are required to use mirror voting when the Acquiring Fund and its Advisory Group, beneficially own, individually or in the aggregate, more than:
(a) 25% of the outstanding voting securities of an Acquired Fund that is an open-end fund or unit investment trust (i.e., as a result of a decrease in the outstanding voting securities of the Acquired Fund and not as a result of a prohibited acquisition of voting securities of the Acquired Fund); or
(b) 10% of the outstanding voting securities of an Acquired Fund that is a closed-end fund or BDC.
2.
Pass Through Voting Requirement. In circumstances where all holders of the outstanding voting securities of the Acquired Fund are required by Rule 12d1-4 or otherwise under Section 12(d)(1) to use mirror voting (e.g., Section 12(d)(1)(E)), the Acquiring Fund will seek instructions from its security holders with regard to the voting of all proxies with respect to such Acquired Fund securities and vote such proxies only in accordance with such instructions (i.e., pass through voting).
3.
Exceptions to Voting Requirements. The requirements outlined in Sections III.1 and III.2 above do not apply where:
(a) An Acquiring Fund and an Acquired Fund are both within the Transamerica Funds Complex; or
(b) The Acquiring Fund’s Sub-Adviser, or any person controlling, controlled by, or under common control with that Sub-Adviser, acts as the Acquired Fund’s investment adviser.
IV. Securities on Loan
The Boards of Trustees/Directors of the Funds have authorized the Manager, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Manager will promptly contact State Street and terminate the loan.
V. Conflicts of Interest
The Board of Trustees/Directors seeks to ensure that proxies are voted in the best interests of Fund shareholders. For certain proxy proposals, the Manager’s interests, the interests of the Sub-Adviser and/or their affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill their fiduciary responsibility to shareholders in these circumstances, the Manager and the Sub-Advisers are required to establish procedures that are reasonably designed to address material conflicts between their interests and those of the Funds.
When a Sub-Adviser deems that it is conflicted with respect to a voting matter, its policy may call for it to seek voting instructions from the client. The Manager is authorized by the Board of Trustees/Directors to consider any such matters and provide voting instructions to the Sub-Adviser, unless the Manager has determined that its interests are conflicted with Fund shareholders with respect to the voting matter. In those instances, the Manager will instruct the Sub-Adviser to vote in accordance with the recommendation of a third-party proxy voting advisory service.
If a material conflict arises between the Manager or its affiliates and the Funds, in every case where the Manager exercises voting discretion, the Manager will (i) vote in accordance with the recommendation of a third-party (such as Glass Lewis) or Board(s); (ii) vote the shares in the same proportion as the vote of all of the other holders of the Fund's shares; or (iii) obtain the consent of the Board (or a Board Committee) with full disclosure of the conflict.
If the methods for addressing conflicts of interest, as described above, are deemed by the Manager to be unreasonable due to cost, timing or other factors, then the Manager may decline to vote in those instances.
VI. Recordkeeping
The Manager and the Sub-Advisers shall maintain records of all votes cast on behalf of the Funds. Such documentation will include the firm's proxy voting policies and procedures, company reports provided by proxy voting advisory services, additional information gathered by the Manager or the Sub-Adviser that was material to reaching a voting decision, and communications to the Manager regarding any identified conflicts. The Manager and the Sub-Advisers shall maintain voting records in a manner to facilitate the Funds' production of the Form N-PX filing on an annual basis.
All books and records required to be maintained under this Section V will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal years during which the last entry was made on the record, the first two years in an appropriate location.
VII. Disclosure
The Manager will coordinate the compilation of the Funds' proxy voting record for the most recent 12 months ended June 30 and file the required information with the SEC via Form N-PX by August 31 of each year. The Manager will include a copy of or a summary of this policy and the proxy voting policies and procedures of the Manager and the Sub-Advisers, as applicable, in each Fund's Statement of Additional Information (“SAI”). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of this policy and the proxy voting policies and procedures of the Manager and the Sub-Advisers, as applicable, are (a) available upon request, without charge, by toll-free telephone request, (b) on the Funds' website (if applicable), and (c) on the SEC's website in the SAI. The
A-9

SAI and shareholder reports will also disclose that the Funds' proxy voting record is available on the Funds' website and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description by first-class mail or other means designed to ensure prompt delivery, such as email.
VIII. Manager Oversight
The Manager shall review a Sub-Adviser’s proxy voting policies and procedures for compliance with this Policy and applicable laws and regulations prior to initial delegation of proxy voting authority. The Manager will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Funds and Adviser.
Revised: July 2015, March 2020, January 2022, April 2022, August 2023
A-10

Appendix B – Portfolio Managers
In addition to managing the assets of each fund, a portfolio manager may have responsibility for managing other client accounts of the applicable adviser or its affiliates. The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than each fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of each fund's most recent fiscal year end, unless otherwise noted.
Systematic Financial Management, L.P. (“Systematic”)
Transamerica Small Cap Value
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kenneth W. Burgess, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
W. Ryan Wick, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kenneth W. Burgess, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
W. Ryan Wick, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Conflict of Interest
Portfolio managers of Systematic Financial Management, LP (“Systematic”) oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. The simultaneous management of these diverse accounts and specific client circumstances may create perceived conflicts of interest related to differences in the investment management fees charged and unequal time and attention devoted to certain accounts. However, Systematic recognizes its affirmative duty to treat all accounts fairly and equitably over time and maintains a series of controls in furtherance of this goal.
Generally, portfolio managers apply investment decisions to all accounts utilizing a particular strategy on a pro rata basis, while also accounting for varying client circumstances, including client objectives and preferences, instructions, restrictions, account size, cash availability and current specific needs. Nevertheless, during the normal course of managing assets for multiple clients of different types and asset levels, portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve, without limitation, investment security selection, employee personal securities trading, proxy voting and the allocation of investment opportunities. To mitigate these potential conflicts and ensure its clients are not negatively impacted by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies and procedures that are overseen by compliance professionals and, in Systematic’s view, reasonably designed to prevent and detect conflicts.
For example, Systematic’s Code of Ethics restricts employees’ personal securities trading, forbids employees from giving, soliciting or accepting inappropriate gifts and entertainment and requires employees to receive explicit approval prior to serving as a board member or officer of a public company or rendering outside investment advice. Additionally, to effectively remove conflicts of interest related to voting proxies for accounts that have delegated such authority to Systematic, Systematic has a Proxy Voting Policy that provides for an independent third-party proxy voting agent, which agent’s pre-determined voting policy guidelines Systematic has adopted. Systematic’s Allocation and Aggregation and Trade Error Correction policies similarly seek to reduce potential conflicts of interest by promoting the fair and equitable allocation of investment opportunities among client accounts over time and the consistent resolution of trading errors.
Notably, Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds its equity interest in Systematic through its holding companies Titan NJ LP Holdings LLC and Titan NJ GP Holdings, Inc. Systematic operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic. The AMG Affiliates do not formulate advice for Systematic’s clients and do not, in Systematic’s view, present any potential conflict of interest with Systematic’s clients.
Compensation
The compensation package for portfolio managers Kenneth W. Burgess, CFA and W. Ryan Wick, CFA consists of a fixed base salary and a share of Systematic’s revenues. Total compensation is influenced by Systematic’s overall revenues and therefore is based in part on the aggregate performance of all of Systematic’s portfolios. Portfolio managers are not compensated solely on the basis of the performance of, or the value of assets held in, any product managed by Systematic. Moreover, the portfolio managers are provided with a benefits package, including health insurance, and participation in a company 401(K) plan, comparable to that received by other Systematic employees.
B-1

Ownership of Securities
As of October 31, 2024, the portfolio manager(s) did not beneficially own any shares of the fund(s).
B-2

Thompson, Siegel & Walmsley LLC (“TSW”)
Transamerica Emerging Markets Equity
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Elliott W. Jones, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Elliott W. Jones, CFA	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Conflict of Interest
TSW seeks to minimize actual or potential conflicts of interest that may arise from its management of the fund and management of non-fund accounts. TSW has designed and implemented policies and procedures to address (although may not eliminate) potential conflicts of interest, including, among others, performance based fees; hedge funds; aggregation, allocation, and best execution or orders; TSW’s Code of Ethics which requires personnel to act solely in the best interest of their clients and imposes certain restrictions on the ability of Access Persons to engage in personal securities transactions for their own account(s), and procedures to ensure soft dollar arrangements meet the necessary requirements of Section 28(e) of the Securities Exchange Act of 1934. TSW seeks to treat all clients fairly and to put clients’ interests first.
Compensation
TSW’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TSW Compensation Committee is responsible for determining the discretionary bonuses, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation include: overall firm success, investment team performance and individual contribution. A portion of the bonus (up to 35%) may be deferred into Perpetual stock, TSW Funds or a combination of the two.
Ownership of Securities
As of October 31, 2024, the portfolio manager(s) did not beneficially own any shares of the fund(s), except as follows: [TO BE UPDATED]
Portfolio Manager	Range of Securities Owned	Fund
Brandon H. Harrell, CFA	[ ]	[ ]
R. Michael Creager, CFA	[ ]	[ ]
Brett P. Hawkins, CFA	[ ]	[ ]
B-3

Appendix C – Securities Lending Activities
(for the fiscal year ended October 31, 2024)
Transamerica Emerging Markets Equity
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[ ]
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$[ ]
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$[ ]
Administrative fees not included in revenue split	$[ ]
Indemnification fees not included in revenue split	$[ ]
Rebate (paid to borrower)	$[ ]
Other fees not included in revenue split	$[ ]
Aggregate fees/compensation for securities lending activities	$[ ]
Net income from securities lending activities	$[ ]

Transamerica Small Cap Value
Gross income from securities lending activities (including income from cash collateral reinvestment)	$[ ]
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$[ ]
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$[ ]
Administrative fees not included in revenue split	$[ ]
Indemnification fees not included in revenue split	$[ ]
Rebate (paid to borrower)	$[ ]
Other fees not included in revenue split	$[ ]
Aggregate fees/compensation for securities lending activities	$[ ]
Net income from securities lending activities	$[ ]
C-1

TRANSAMERICA FUNDS

OTHER INFORMATION

PART C

Item 28	Exhibits

List all exhibits filed as part of the Registration Statement.

(a)	Amended and Restated Declaration of Trust, filed previously with PEA 212 on December 23, 2015.
(a)(1)	Amendment No. 1 dated March 11, 2021 to Amended and Restated Declaration of Trust, filed previously with PEA 297 on April 30, 2021.
(a)(2)	Schedule A and Schedule B dated March 1, 2025 to the Amended and Restated Declaration of Trust dated as of November 2, 2007, to be filed by amendment.
(b)	By-laws, filed previously with PEA 89 on February 28, 2008.
(c)	n/a
(d)(1)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”), filed previously with PEA 213 on February 25, 2016.
(d)(1)(a)	Amended Schedule A to Management Agreement between Registrant and TAM dated October 25, 2024, filed herein.
(d)(1)(b)	Amended Schedule A to Management Agreement between Registrant and TAM dated March 1, 2025, to be filed by amendment.
Sub-Advisory Agreements
(d)(2)	Sub-Advisory Agreement between TAM and Aegon USA Investment Management, LLC dated March 22, 2011, filed previously with PEA 126 on April 29, 2011.
(i)

Amendment to Sub-Advisory Agreement dated May 1, 2015, on behalf of Transamerica Bond, Transamerica Floating Rate, Transamerica High Yield Bond, Transamerica Core Bond, Transamerica Multi-Managed Balanced and Transamerica Short-Term Bond, filed previously with PEA 213 on February 25, 2016.

(ii)	Amendment to Sub-Advisory Agreement dated October 1, 2015, filed previously with PEA 216 on April 29, 2016.
(iii)	Amendment to Sub-Advisory Agreement dated November 11, 2016, filed previously with PEA 236 on November 10, 2016.
(iv)	Amendment to Sub-Advisory Agreement dated July 2, 2018, on behalf of Transamerica Bond, filed previously with PEA 263 on August 30, 2018.
(v)	Amendment to Sub-Advisory Agreement dated August 1, 2019, filed previously with PEA 274 on September 27, 2019.
(vi)	Amendment to Sub-Advisory Agreement dated January 6, 2020, filed previously with PEA 280 on February 28, 2020.
(vii)	Amendment to Sub-Advisory Agreement dated July 31, 2020, on behalf of Transamerica High Yield ESG and Transamerica Sustainable Bond, filed previously with PEA 287 on July 30, 2020.
(viii)	Amendment to Sub-Advisory Agreement dated November 1, 2022, filed previously with PEA 308 on February 28, 2023.
(ix)	Amendment to Sub-Advisory Agreement dated March 1, 2023, filed previously with PEA 309 on March 28, 2023.
(x)	Amendment to Sub-Advisory Agreement dated March 31, 2023 on behalf of Transamerica Long Credit and Transamerica UltraShort Bond, filed previously with PEA 309 on March 28, 2023.
(d)(3)	Sub-Advisory Agreement between TAM and Morgan Stanley Investment Management Inc., dated June 23, 2004, filed previously with PEA 63 on November 2, 2004.
(i)	Amendment to Sub-Advisory Agreement dated March 1, 2016, on behalf of Transamerica Capital Growth, filed previously with PEA 213 on February 25, 2016.
(ii)	Amendment to Sub-Advisory Agreement dated May 1, 2016, filed previously with PEA 274 on March 17, 2017.
(iii)	Amendment to Sub-Advisory Agreement dated October 18, 2019, filed previously with PEA 274 on September 27, 2019.
(iv)	Amendment to Sub-Advisory Agreement dated March 4, 2022, filed previously with PEA 308 on February 28, 2023.
(v)	Amendment to Sub-Advisory Agreement dated November 1, 2023, filed previously with PEA 316 on February 29, 2024.
(d)(4)	Sub-Advisory Agreement between TAM and BlackRock Investment Management, LLC dated November 1, 2018, filed previously with PEA 268 on December 19, 2018.
(i)	Amendment to Sub-Advisory Agreement dated September 18, 2020, filed previously with PEA 295 on February 26, 2021.
(ii)	Amendment to Sub-Advisory Agreement dated May 10, 2023, filed previously with PEA 311 on June 30, 2023.
(d)(5)	Amended and Restated Sub-Advisory Agreement between TAM and Systematic Financial Management L.P. dated July 1, 2024, filed herein.
(d)(6)	Sub-Advisory Agreement between TAM and J.P. Morgan Investment Management Inc. dated November 7, 2005, filed previously with PEA 72 to Registration Statement on November 8, 2005.
(i)	Amendment to Sub-Advisory Agreement dated October 31, 2013, on behalf of Transamerica Multi-Managed Balanced, filed previously with PEA 179 on October 30, 2013.
(ii)	Amendment to Sub-Advisory Agreement dated October 1, 2015, filed previously with PEA 216 on April 29, 2016.
(iii)	Amendment to Sub-Advisory Agreement dated July 31, 2016, filed previously with PEA 230 on September 29, 2016.

(iv)	Amendment to Sub-Advisory Agreement dated November 11, 2016, filed previously with PEA 236 on November 10, 2016.
(v)	Amendment to Sub-Advisory Agreement dated August 1, 2017, filed previously with PEA 250 on December 19, 2017.
(vi)	Amendment to Sub-Advisory Agreement dated April 27, 2020, filed previously with PEA 295 on February 26, 2021.
(vii)	Amendment to Sub-Advisory Agreement dated September 30, 2022, filed previously with PEA 305 on October 28, 2022.
(d)(7)	Sub-Advisory Agreement between TAM and Goldman Sachs Asset Management, L.P. dated August 11, 2020, filed previously with PEA 292 on November 30, 2020.
(i)	Amendment to Sub-Advisory Agreement dated November 1, 2022, filed previously with PEA 311 on June 30, 2023.
(d)(8)	Sub-Advisory Agreement between TAM and Wellington Management LLP dated September 15, 2008, filed previously with PEA 93 to Registration Statement on September 15, 2008.
(i)	Amendment to Sub-Advisory Agreement dated May 29, 2015, filed previously with PEA 213 on February 25, 2016.
(ii)	Amendment to Sub-Advisory Agreement dated May 13, 2016, filed previously with PEA 230 on September 29, 2016.
(iii)	Amendment to Sub-Advisory Agreement dated November 11, 2016, filed previously with PEA 236 on November 10, 2016.
(iv)	Amendment to Sub-Advisory Agreement dated December 1, 2018, filed previously with PEA 268 on December 19, 2018.
(v)	Amendment to Sub-Advisory Agreement dated August 2, 2019, filed previously with PEA 274 on September 27, 2019.
(vi)	Amendment to Sub-Advisory Agreement dated December 19, 2019, filed previously with PEA 277 on December 18, 2019.
(vii)	Amendment to Sub-Advisory Agreement dated March 4, 2022, filed previously with PEA 308 on February 28, 2023.
(viii)	Amendment to Sub-Advisory Agreement dated August 30, 2024, filed herein.
(d)(9)	Sub-Advisory Agreement between TAM and Thompson, Siegel & Walmsley LLC, dated January 23, 2023, filed previously with PEA 308 on February 28, 2023.
(i)	Amendment to Sub-Advisory Agreement dated May 1, 2024, filed previously with PEA 316 on February 29, 2024.
(ii)	Amendment to Sub-Advisory Agreement dated August 30, 2024, filed herein.
(d)(10)	Sub-Advisory Agreement between TAM and Great Lakes Advisors, LLC dated April 3, 2023 on behalf of Transamerica Large Cap Value, filed previously with PEA 311 on June 30, 2023.
(d)(11)	Sub-Advisory Agreement dated December 12, 2024 between TAM and Sands Capital Management, LLC, on behalf of Transamerica International Focus, filed herein.
(d)(12)	Sub-Advisory Agreement between TAM and MetLife Investment Management, LLC on behalf of Transamerica Emerging Markets Debt dated September 15, 2017, filed previously with PEA 251 on February 28, 2018.
(i)	Amendment to Sub-Advisory Agreement dated July 2, 2018, filed previously with PEA 263 on August 30, 2018.
(ii)	Amendment to Sub-Advisory Agreement dated July 1, 2019, filed previously with PEA 295 on February 26, 2021.
(d)(13)	Sub-Advisory Agreement between TAM and ClariVest Asset Management LLC dated March 31, 2019, filed previously with PEA 295 on February 26, 2021.
(i)	Amendment to Sub-Advisory Agreement dated September 18, 2020, filed previously with PEA 295 on February 26, 2021.
(ii)	Amendment to Sub-Advisory Agreement dated March 4, 2022, filed previously with PEA 308 on February 28, 2023.
(d)(14)	Sub-Advisory Agreement between TAM and Ranger Investment Management, L.P. on behalf of Transamerica Small Cap Growth dated December 31, 2020, filed previously with PEA 295 on February 26, 2021.
(i)	Amendment to Sub-Advisory Agreement dated December 13, 2021, filed previously with PEA 300 on February 28, 2022.
(d)(15)	Sub-Advisory Agreement between TAM and Belle Haven Investments, L.P. dated October 31, 2012, on behalf of Transamerica Intermediate Muni, filed previously with PEA 165 on October 31, 2012.
(i)	Amendment to Sub-Advisory Agreement dated July 31, 2013, on behalf of Transamerica Intermediate Muni and Transamerica High Yield Muni, filed previously with PEA 176 on July 30, 2013.
(ii)	Amendment to Sub-Advisory Agreement dated February 2, 2016, filed previously with PEA 230 on September 29, 2016.
(iii)	Amendment to Sub-Advisory Agreement dated May 1, 2020, filed previously with PEA 295 on February 26, 2021.
(d)(16)	Sub-Advisory Agreement between TAM and Aegon Asset Management UK plc dated December 1, 2020, filed previously with PEA 292 on November 30, 2020.
(d)(17)	Sub-Advisory Agreement between TAM and Kanye Anderson Capital Advisors, L.P. dated April 30, 2013, on behalf of Transamerica Energy Infrastructure, filed previously with PEA 173 on April 29, 2013.
(i)	Amendment to Sub-Advisory Agreement dated February 2, 2016, filed previously with PEA 216 on April 29, 2016.
(ii)	Amendment to Sub-Advisory Agreement dated June 1, 2021, filed previously with PEA 316 on February 29, 2024.
(d)(18)	Sub-Advisory Agreement between TAM and PineBridge Investments LLC dated March 1, 2014, filed previously with PEA 183 on February 28, 2014.
(i)	Amendment to Sub-Advisory Agreement dated December 8, 2014 on behalf of Transamerica Inflation Opportunities and Transamerica Unconstrained Bond, filed previously with PEA 192 on December 3, 2014.
(ii)	Amendment to Sub-Advisory Agreement dated October 1, 2015, filed previously with PEA 216 on April 29, 2016.
(iii)	Amendment to Sub-Advisory Agreement dated June 29, 2018, filed previously with PEA 263 on August 30, 2018.

(iv)

Amendment to Sub-Advisory Agreement Dated September 1, 2018 on behalf of Transamerica Inflation Opportunities, Transamerica Large Core ESG, Transamerica Large Value Opportunities and Transamerica Strategic Income, filed previously with PEA 268 on December 19, 2018.

(v)	Amendment to Sub-Advisory Agreement dated August 28, 2020, filed previously with PEA 295 on February 26, 2021.
(vi)	Amendment to Sub-Advisory Agreement dated March 1, 2023, filed previously with PEA 311 on June 30, 2023.
(vii)	Amendment to Sub-Advisory Agreement dated October 27, 2023, filed previously with PEA 316 on February 29, 2024.
(d)(19)

Sub-Advisory Agreement between TAM and Wilshire Advisors LLC, amended and restated as of April 13, 2022, on behalf of the Transamerica ClearTrack series, filed previously with PEA 308 on February 28, 2023.

(d)(20)	Sub-Advisory Agreement between TAM and Calamos Advisors LLC dated March 31, 2023 on behalf of Transamerica International Sustainable Equity, filed previously with PEA 309 on March 28, 2023.
(d)(21)

Sub-Advisory Agreement between TAM and Westfield Capital Management Company, L.P. dated March 31, 2023 on behalf of Transamerica Sustainable Growth Equity, filed previously with PEA 316 on February 29, 2024.

(e)(1)	Underwriting Agreement between Registrant and Transamerica Capital, Inc. (“TCI”) dated November 1, 2007, filed previously with PEA 89 on February 28, 2008.
(e)(1)(i)	Amended Schedule I dated March 1, 2025 to Underwriting Agreement between Registrant and TCI, to be filed by amendment.
(e)(2)	Dealer’s Sales Agreement (form of) between TCI and dealer, dated November 2019, filed previously with PEA 308 on February 28, 2023.
(e)(3)	Service Agreement form between TCI and prospective Servicer, filed previously with PEA 31 to Registration Statement filed on September 2, 1999.
(e)(4)	Wholesaler’s Agreement, filed previously with PEA 25 to Registration Statement filed on January 31, 1997.
(f)	n/a
(g)(1)	Custody Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011, filed previously with PEA 126 on April 29, 2011.
(g)(1)(i)	Amendment to Appendix A-1 of Custody Agreement dated November 30, 2015 filed previously with PEA 213 on February 25, 2016.
(g)(1)(ii)	Amendment to Custody Agreement dated December 17, 2012, filed previously with PEA 170 to Registration Statement on February 12, 2013.
(g)(1)(iii)	Amended Appendix A-1 (Mutual Funds) to Custody Agreement dated March 1, 2025, to be filed by amendment.
(h)(1)	Amended and Restated Transfer Agency Agreement between Registrant and Transamerica Fund Services, Inc. (“TFS”) dated December 17, 2020, filed previously with PEA 295 on February 26, 2021.
(h)(1)(i)	Amendment to Amended and Restated Transfer Agency Agreement between Registrant and TFS dated March 1, 2022, filed previously with PEA 300 on February 28, 2022.
(h)(1)(ii)	Amendment to Amended and Restated Transfer Agency Agreement between Registrant and TFS dated March 1, 2025, to be filed by amendment.
(h)(2)	Amended and Restated Expense Limitation Agreement dated March 1, 2005, and amended and restated as of March 1, 2024, filed previously with PEA 316 on February 29, 2024.
(h)(2)(i)	Schedules A and B dated March 1, 2025 to the Amended and Restated Expense Limitation Agreement dated March 1, 2005, and amended and restated as of March 1, 2024, to be filed by amendment
(h)(3)	Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company dated December 17, 2012, filed previously with PEA 170 on February 12, 2013.
(h)(3)(i)	Amendment 1 dated July 1, 2013 and Amendment 2 dated July 14, 2015 to the Master Sub-Administration Agreement, filed previously with PEA 316 on February 29, 2024.
(h)(3)(ii)	Novation Agreement dated April 7, 2016 on behalf of Master Sub-Administration Agreement between Registrant and State Street Bank and Trust Company, filed previously with PEA 230 on September 29, 2016.
(h)(3)(iii)	Amended Schedule (Mutual Funds) to Master Sub-Administration Agreement dated March 1, 2025, to be filed by amendment.
(h)(4)(i)	Investing Agreement pursuant to Rule 12d1-4 – BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, filed previously with PEA 300 on February 28, 2022.
(h)(4)(ii)	Investing Agreement pursuant to Rule 12d1-4 - American Funds Insurance Series and Capital Research and Management Company, filed previously with PEA 300 on February 28, 2022.
(h)(4)(iii)	Investing Agreement pursuant to Rule 12d1-4 – Fidelity Rutland Square Trust II, filed previously with PEA 300 on February 28, 2022.
(h)(4)(iv)	Investing Agreement pursuant to Rule 12d1-4 – Vanguard Funds, filed previously with PEA 300 on February 28, 2022.
(h)(4)(v)	Investing Agreement pursuant to Rule 12d1-4 – Global X Funds, filed previously with PEA 300 on February 28, 2022.

(h)(4)(vi)

Investing Agreement pursuant to Rule 12d1-4 – Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, filed previously with PEA 300 on February 28, 2022.

(h)(4)(vii)	Investing Agreement pursuant to Rule 12d1-4 – ALPS ETF Trust, filed previously with PEA 300 on February 28, 2022.
(h)(4)(viii)	Investing Agreement pursuant to Rule 12d1-4 – VanEck ETF Trust, filed previously with PEA 300 on February 28, 2022.
(h)(4)(ix)	Investing Agreement pursuant to Rule 12d1-4 – WisdomTree Trust, filed previously with PEA 300 on February 28, 2022.
(h)(4)(x)	Investing Agreement pursuant to Rule 12d1-4 – Schwab Strategic Trust, filed previously with PEA 300 on February 28, 2022.
(h)(4)(xi)	Investing Agreement pursuant to Rule 12d1-4 – The Select Sector SPDR Trust, filed previously with PEA 300 on February 28, 2022.
(h)(4)(xii)	Investing Agreement pursuant to Rule 12d1-4 – SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust, filed previously with PEA 300 on February 28, 2022.
(h)(4)(xiii)	Investing Agreement pursuant to Rule 12d1-4 – SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF, Trust, filed previously with PEA 300 on February 28, 2022.
(i)	Legal Opinion, to be filed by amendment.
(j)	Consent of Independent Registered Public Accounting Firm, to be filed by amendment.
(k)	n/a
(l)	Investment Letter from Sole Shareholder, filed previously with PEA 24, filed on November 15, 1996.
(m)(1)	Amended and Restated Plan of Distribution under Rule 12b-1 dated March 1, 2015, filed previously with PEA 197 on February 27, 2015.
(m)(1)(i)	Amended Schedule A dated March 1, 2025 to 12b-1 Plan, to be filed by amendment.
(n)(1)	Amended and Restated Plan for Multiple Classes of Shares dated as of September 1, 2024, filed herein.
(n)(1)(i)	Amended Schedule A dated March 1, 2025 to Multiple Class Plan, to be filed by amendment.
(o)	Reserved
(p)(1)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc. dated September 1, 2022, filed previously with PEA 316 on February 29, 2024.

SUB-ADVISERS CODE OF ETHICS

(p)(2)	Aegon USA Investment Management, LLC, filed previously with PEA 308 on February 28, 2023.
(p)(3)	BlackRock Investment Management, LLC, filed previously with PEA 308 on February 28, 2023.
(p)(4)	J.P. Morgan Investment Management Inc., filed previously with PEA 316 on February 29, 2024.
(p)(5)	Morgan Stanley Investment Management Inc., filed previously with PEA 316 on February 29, 2024.
(p)(6)	Goldman Sachs Asset Management, L.P., filed previously with PEA 316 on February 29, 2024.
(p)(7)	Thompson, Siegel & Walmsley LLC, filed previously with PEA 316 on February 29, 2024.
(p)(8)	Sands Capital Management, LLC, filed herein.
(p)(9)	Wellington Management Company, LLP, filed previously with PEA 308 on February 28, 2023.
(p)(10)	Kayne Anderson Capital Advisors, L.P., filed previously with PEA 316 on February 29, 2024.
(p)(11)	Systematic Financial Management L.P., filed previously with PEA 308 on February 28, 2023.
(p)(12)	MetLife Investment Management, LLC, filed previously with PEA 316 on February 29, 2024.
(p)(13)	ClariVest Asset Management LLC, filed previously with PEA 316 on February 29, 2024.
(p)(14)	Great Lakes Advisers, LLC, filed previously with PEA 311 on June 30, 2023.
(p)(15)	Ranger Investment Management, L.P., filed previously with PEA 316 on February 29, 2024.
(p)(16)	Belle Haven Investments, L.P., filed previously with PEA 316 on February 29, 2024.
(p)(17)	PineBridge Investments LLC, filed previously with PEA 308 on February 28, 2023.
(p)(18)	Wilshire Advisors LLC, filed previously with PEA 308 on February 28, 2023.
(p)(19)	Calamos Advisors LLC, filed previously with PEA 316 on February 29, 2024.
(p)(20)	Westfield Capital Management Company, L.P., filed previously with PEA 316 on February 29, 2024.
(p)(21)	Aegon Asset Management UK plc, filed previously with PEA 316 on February 29, 2024.

(q)(1)	Power of Attorney dated September 12, 2024, filed herein.
(q)(2)	Power of Attorney, Board of BlackRock Fund Advisors, Inc. on behalf of S&P 500 Stock Master Portfolio, a series of the Master Investment Portfolio, filed previously with PEA 297 on April 30, 2021.

Item 29	Persons Controlled by or under Common Control with the Fund

To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Amended and Restated Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Business and Other Connections of Investment Advisers

See “Shareholder Information — Investment Manager” in the Prospectuses and “Investment Management and Other Services — The Investment Manager” in the Statement of Additional Information for information regarding Transamerica Asset Management, Inc. (“TAM”). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of TAM, reference is made to TAM’s current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-53319; CRD No. 107376).

With respect to information regarding each sub-adviser, reference is hereby made to “Shareholder Information — Sub-Advisers” in the Prospectuses. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of each sub-adviser, reference is made to the current Form ADVs of each sub-adviser filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

Aegon Asset Management UK plc File No. 801-111656 CRD No. 289505	MetLife Investment Management, LLC File No. 801-67314 CRD No. 142463
Aegon USA Investment Management, LLC File No. 801-60667 CRD No. 114537	Morgan Stanley Investment Management Inc. File No. 801-15757 CRD No. 110353
Belle Haven Investments, L.P File No. 801-62290 CRD No. 29278	PineBridge Investments LLC File No. 801-18759 CRD No. 105926
BlackRock Investment Management, LLC File No. 801-56972 CRD No. 108928	Ranger Investment Management, L.P. File No. 801-62397 CRD No. 124414
Calamos Advisors LLC File No. 801-29688 CRD No. 105758	Sands Capital Management, LLC File No. 801-64820 CRD No. 137610
ClariVest Asset Management LLC File No. 801-66386 CRD No. 139785	Systematic Financial Management, L.P. File No. 801-48908 CRD No. 106146
Goldman Sachs Asset Management, L.P. File No. 801-37591 CRD No. 107738	Thompson, Siegel & Walmsley LLC File No. 801-6273 CRD No. 105726
Great Lakes Advisors, LLC SEC File No. 801-16937 CRD No. 110757	Wellington Management Company, LLP File No. 812-15908 CRD No. 106595
J.P. Morgan Investment Management Inc. File No. 801-21011 CRD No. 107038	Westfield Capital Management Company, L.P. File No. 801-69413 CRD No. 146990
Kayne Anderson Capital Advisors, L.P. File No. 801-46991 CRD No. 104536	Wilshire Advisors LLC File No. 801-36233 CRD No. 6210

Item 32	Principal Underwriter

(a)

The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 1801 California St., Suite 5200, Denver, Colorado 80202 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
Timothy Ackerman	Director and Vice President	N/A
Brian Beitzel	Director, Chief Financial Officer and Treasurer	N/A
Rob Carney	Director, Chief Executive Officer and Chairman of the Board	N/A
David Cheung	Assistant Secretary	N/A
Mark Halloran	Director	N/A
Doug Hellerman	Chief Compliance Officer and Vice President	N/A
Daniel Goodman	Secretary	N/A
Jennifer Pearce	Vice President	N/A

Item 33	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 1801 California St., Suite 5200, Denver, Colorado 80202.
(b)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 1801 California St., Suite 5200, Denver, Colorado 80202 under the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, One Congress Street, Boston, MA 02114.

Item 34	Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See “Shareholder Information — Investment Manager” in the Prospectuses and “Investment Management and Other Services — The Investment Manager” in the Statement of Additional Information for a discussion of the management and advisory services furnished by Aegon Asset Management UK plc, Aegon USA Investment Management, LLC, Belle Haven Investments, L.P, BlackRock Investment Management, LLC, Calamos Advisors LLC, ClariVest Asset Management LLC, Goldman Sachs Asset Management, L.P., Great Lakes Advisors, LLC , J.P. Morgan Investment Management Inc., Kayne Anderson Capital Advisors, L.P., MetLife Investment Management, LLC, Morgan Stanley Investment Management Inc., LLC, PineBridge Investments LLC, Ranger Investment Management, L.P., Sands Capital Management, LLC, Systematic Financial Management, L.P., Thompson, Siegel & Walmsley LLC, Wellington Management Company LLP, Westfield Capital Management Company, L.P. and Wilshire Advisors LLC, pursuant to the Investment Management Agreements, the Sub-Advisory Agreements, and the Underwriting Agreement.

Item 35	Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 320 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 19th day of December, 2024.

TRANSAMERICA FUNDS
By: /s/ Marijn P. Smit Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	December 19, 2024

Marijn P. Smit

/s/ Sandra N. Bane	Trustee	December 19, 2024

Sandra N. Bane*

/s/ Kent Callahan	Trustee	December 19, 2024

Kent Callahan*

/s/ Leo J. Hill	Trustee	December 19, 2024

Leo J. Hill*

/s/ Kathleen T. Ives	Trustee	December 19, 2024

Kathleen T. Ives*

/s/ Lauriann C. Kloppenburg	Trustee	December 19, 2024

Lauriann C. Kloppenburg*

/s/ Fredric A. Nelson III	Trustee	December 19, 2024

Fredric A. Nelson III*

/s/ John E. Pelletier	Trustee	December 19, 2024

John E. Pelletier*

/s/ Patricia L. Sawyer	Trustee	December 19, 2024

Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	December 19, 2024

John W. Waechter*

/s/ Joshua Durham	Vice President, Chief Operating Officer, Interim Treasurer, Principal Financial Officer and Principal Accounting Officer	December 19, 2024

Joshua Durham

*By: /s/ Dennis P. Gallagher	Chief Legal Officer and Secretary	December 19, 2024

Dennis P. Gallagher **

** Attorney-in-fact pursuant to power of attorney filed herein.

Exhibits Filed With

Post-Effective Amendment No. 320

to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit
(d)(1)(a)	Amended Schedule A to Management Agreement dated October 25, 2024
(d)(5)	Amended and Restated Sub-Advisory Agreement between TAM and Systematic Financial Management L.P. dated July 1, 2024
(d)(8)(viii)	Amendment to Sub-Advisory Agreement between TAM and Wellington Management Company LLP dated August 30, 2024
(d)(9)(ii)	Amendment to Sub-Advisory Agreement between TAM and Thompson, Siegel & Walmsley LLC dated August 30, 2024
(d)(11)	Sub-Advisory Agreement between TAM and Sands Capital Management, LLC dated December 12, 2024
(n)(1)	Amended and Restated Plan for Multiple Classes of Shares dated as of September 1, 2024
(p)(8)	Code of Ethics – Sands Capital Management, LLC
(q)(1)	Power of Attorney dated September 12, 2024